As filed with the Securities and Exchange Commission on February 19, 2010

Registration No. 333-

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __
Post-Effective Amendment No.

(Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:

WELLS FARGO FUNDS TRUST

Area Code and Telephone Number: (800) 552-9612

Address of Principal Executive Offices, including Zip Code:

525 Market Street

San Francisco, California 94163

Name and Address of Agent for Service:

C. David Messman

c/o WellsFargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, California 94105

With copies to:

Marco E. Adelfio, Esq.

GOODWIN PROCTER LLP
901 NEW YORK AVENUE, N.W.
WASHINGTON, D.C. 20001

It is proposed that this filing will become effective on March 24, 2010 pursuant to Rule 488.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

WELLS FARGO FUNDS TRUST

PART A

PROSPECTUS/PROXY STATEMENT

DRAFT 2/19/10

Long Term Funds (shells)

[cobranded logos]

Your Prompt Response is Requested

The enclosed document is a combined prospectus/proxy statement with proposals that pertain to certain Evergreen Funds. As a shareholder of one or more of the Funds, you are being asked to approve a merger of your Fund(s) into a Wells Fargo Advantage Fund.

The voting process will only take a few minutes

Instructions for returning your proxy are enclosed. Please be sure to respond by June 8, 2010, regardless of the number of shares you own.

Highlights of proxy proposals

For your convenience, the following information highlights the principal aspects of the proposals in the proxy. Full details are provided in the prospectus/proxy statement. We encourage you to read it carefully.

Why have the proposals for the merger of these Funds been put forward at this time?

The enclosed prospectus/proxy statement for the merger of your Funds is part of the overall proposal to combine the fund lineups of Wells Fargo Advantage Funds and Evergreen Funds. As a result of the merger between Wells Fargo & Company and Wachovia Corporation, Wells Fargo Funds Management, LLC, the investment adviser to the Wells Fargo Advantage Funds, and Evergreen Investment Management Company, LLC, the investment advisor to the Evergreen Funds, recommended that the Boards of Trustees of the two funds families approve combining the fund families under the Wells Fargo Advantage Funds name.

What am I being asked to vote on?

As a shareholder of the merging (Target) fund, you are being asked to approve the merger of your fund into a surviving (Acquiring) fund. Your fund’s Board of Trustees believes that the merger is in the best interests of your fund and that the interests of existing shareholders would not be diluted as a result of the merger. As such, they recommend that you vote to approve it.

Upon approval by shareholders and the satisfaction of other closing conditions, the merging fund will transfer all of its assets to the surviving fund, which will assume all of the liabilities of the merging fund in exchange for shares of a comparable class of the surviving fund. After the merger, you will receive shares of the surviving fund equal to the number of shares you held in the merging fund. Each merging fund and its corresponding acquiring fund are listed below:

Merging (Target) Fund                       Surviving (Acquiring) Fund

Evergreen   Intrinsic Value Fund                     Wells Fargo Advantage Intrinsic Value

                                                                       Fund

Evergreen Enhanced S&P 500 ® Fund      Wells Fargo Advantage Disciplined U.S.

                                                                     Core Fund

Evergreen Fundamental Large Cap Fund  Wells Fargo Advantage Core Equity Fund

Evergreen Strategic Growth Fund             Wells Fargo Advantage Strategic Large

                                                                     Cap Growth Fund

Evergreen Omega Fund                         Wells Fargo Advantage Omega Growth

                                                                     Fund

Evergreen Golden Core Opportunities       Wells Fargo Advantage Small/Mid Cap

Fund                                                             Core Fund

Evergreen Global Large Cap Equity Fund  Wells Fargo Advantage Disciplined Global

                                                                      Equity Fund

Evergreen Global Opportunities Fund       Wells Fargo Advantage Global

                                                                      Opportunities Fund

Evergreen Intrinsic World Equity Fund       Wells Fargo Advantage Intrinsic World

                                                                      Equity Fund

Evergreen Strategic Municipal Bond Fund  Wells Fargo Advantage Strategic

                                                                      Municipal Bond Fund

Evergreen North Carolina Municipal Bond  Wells Fargo Advantage North Carolina Fund                                                              Tax-Free Fund

Evergreen Pennsylvania Municipal Bond   Wells Fargo Advantage Pennsylvania Fund                                                              Tax-Free Fund

Evergreen Adjustable Rate Fund              Wells Fargo Advantage Adjustable Rate

                                                                      Government Fund

Evergreen International Bond Fund           Wells Fargo Advantage International Bond

                                                                       Fund

Evergreen Health Care Fund                   Wells Fargo Advantage Health Care Fund

Evergreen Precious Metals Fund              Wells Fargo Advantage Precious Metals

                                                                      Fund

Evergreen Utility and Telecommunications            Wells Fargo Advantage Utility and

Fund                                                              Telecommunications Fund

Evergreen Diversified Capital Builder Fund            Wells Fargo Advantage Diversified Capital

                                                                      Builder Fund

Evergreen Diversified Income Builder Fund            Wells Fargo Advantage Diversified

                                                                      Income Builder Fund

Evergreen Growth Fund                          Wells Fargo Advantage Traditional Small

                                                                      Cap Growth Fund

Evergreen Small-Mid Growth Fund           Wells Fargo Advantage Growth

                                                                      Opportunities Fund

Evergreen High Income Fund                  Wells Fargo Advantage High Yield Bond

                                                                      Fund

Evergreen Special Values Fund               Wells Fargo Advantage Special Small

                                                                      Cap Value Fund

Evergreen Small Cap Value Fund             Wells Fargo Advantage Special Small

                                                                      Cap Value Fund

Why has my Fund’s Board of Trustees recommended that I vote in favor of approving a merger?

Among the factors the Boards considered in recommending the mergers were the following:

Similarities and differences between the investment strategies of the target and acquiring funds.

Shareholders will not bear any direct expenses in connection with the mergers.

The mergers are expected to be non-taxable events for U.S. federal income tax purposes.

How do I vote my shares?

Please read the enclosed proxy materials, consider the information provided carefully, and then vote promptly. The voting process only takes a few minutes. You can vote your shares in one of four ways:

Vote online at the Web site address listed on your proxy card.

Call the toll-free number printed on your proxy card.

Complete and sign the enclosed proxy card and return by mail in the enclosed postage paid return envelope (if mailed in the United States).

Attend the special meeting scheduled to be held on June 8, 2010. Whether or not you expect to attend the meeting, we encourage you to vote online or by phone or mail.

What is the due date for returning my vote?	A final vote will take place at a special meeting of shareholders scheduled for June 8, 2010. Your vote must be received by that date.
Is this a taxable event for shareholders?	No. Each merger is expected to be a non-taxable event for U.S. federal income tax purposes.
Whom should I call with questions about the voting process?

If you have any questions about any proposal or related proxy materials, please call your investment professional, trust officer, or an Evergreen client service representative at 1-800-343-2898, Monday through Friday, 9:00 a.m. to 6:00 p.m., Eastern Time, or a Wells Fargo Advantage Funds client service representative at 1-800-222-8222, 24 hours a day, seven days a week. If you have any questions about the voting process or if you would like to vote by telephone, you may call our proxy solicitor, [ name  ] at [  phone number  ].

[Back cover]

Evergreen Investments logo

Wells Fargo Advantage Funds logo

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Wells Fargo Advantage Funds.

Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company, is the distributor of the Evergreen Funds and the Wells Fargo Advantage Funds. 120641 2-10

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

© 2010 Wells Fargo Funds Management, LLC. All rights reserved.

EVERGREEN FUNDS
 200 Berkeley Street
 Boston, MA 02116-5034
 1.800.343.2898

____, 2010

Dear Shareholder,

On December 31, 2008, the parent company of the investment adviser to the Evergreen funds, Wachovia Corporation ("Wachovia"), and the parent company of the investment adviser to Wells Fargo Advantage Funds®, Wells Fargo & Company ("Wells Fargo"), merged. Since that date, the investment adviser to the Evergreen funds, Evergreen Investment Management Company, LLC ("EIMC"), and the investment adviser to Wells Fargo Advantage Funds, Wells Fargo Funds Management, LLC ("Funds Management"), have considered rationalizing and reorganizing their mutual fund businesses. After multiple presentations to and discussions with the Boards of Trustees of both the Evergreen funds and Wells Fargo Advantage Funds regarding these matters, on December 30, 2009, EIMC proposed to the Boards of Trustees of the Evergreen funds, and on January 11, 2010, Funds Management proposed to the Boards of Trustees of Wells Fargo Advantage Funds, the mergers outlined in the table below. Both the Boards of Trustees of the Evergreen funds and Wells Fargo Advantage Funds approved the proposed mergers and the related Agreement and Plan of Reorganization subject to the approval by shareholders of each Target Fund (as set forth in the table below), as part of a comprehensive set of mutual fund mergers across the two fund families.

As a result, you are invited to vote on a proposal to merge your Target Fund into a corresponding Acquiring Fund (as set forth in the table below) (each a "Merger," and collectively, the "Mergers"). The Board of Trustees of each Target Trust (as set forth in the table below) has unanimously approved the Target Fund's Merger and recommends that you vote FOR this proposal.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen Intrinsic Value Fund	Evergreen Equity Trust	Wells Fargo Advantage Intrinsic Value Fund	Wells Fargo Funds Trust
Evergreen Enhanced S&P 500® Fund	Evergreen Equity Trust	Wells Fargo Advantage Disciplined U.S. Core Fund	Wells Fargo Funds Trust
Evergreen Fundamental Large Cap Fund	Evergreen Equity Trust	Wells Fargo Advantage Core Equity Fund	Wells Fargo Funds Trust
Evergreen Strategic Growth Fund	Evergreen Select Equity Trust	Wells Fargo Advantage Strategic Large Cap Growth Fund	Wells Fargo Funds Trust
Evergreen Omega Fund	Evergreen Equity Trust	Wells Fargo Advantage Omega Growth Fund	Wells Fargo Funds Trust
Evergreen Golden Core Opportunities Fund	Evergreen Equity Trust	Wells Fargo Advantage Small/Mid Cap Core Fund	Wells Fargo Funds Trust
Evergreen Global Large Cap Equity Fund	Evergreen International Trust	Wells Fargo Advantage Disciplined Global Equity Fund	Wells Fargo Funds Trust
Evergreen Global Opportunities Fund	Evergreen International Trust	Wells Fargo Advantage Global Opportunities Fund	Wells Fargo Funds Trust
Evergreen Intrinsic World Equity Fund	Evergreen International Trust	Wells Fargo Advantage Intrinsic World Equity Fund	Wells Fargo Funds Trust
Evergreen Strategic Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Strategic Municipal Bond Fund	Wells Fargo Funds Trust
Evergreen North Carolina Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage North Carolina Tax-Free Fund	Wells Fargo Funds Trust
Evergreen Pennsylvania Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Wells Fargo Funds Trust
Evergreen Adjustable Rate Fund	Evergreen Select Fixed Income Trust	Wells Fargo Advantage Adjustable Rate Government Fund	Wells Fargo Funds Trust
Evergreen International Bond Fund	Evergreen Select Fixed Income Trust	Wells Fargo Advantage International Bond Fund	Wells Fargo Funds Trust
Evergreen Health Care Fund	Evergreen Equity Trust	Wells Fargo Advantage Health Care Fund	Wells Fargo Funds Trust
Evergreen Precious Metals Fund	Evergreen International Trust	Wells Fargo Advantage Precious Metals Fund	Wells Fargo Funds Trust
Evergreen Utility and Telecommunications Fund	Evergreen Equity Trust	Wells Fargo Advantage Utility and Telecommunications Fund	Wells Fargo Funds Trust
Evergreen Diversified Capital Builder Fund	Evergreen Equity Trust	Wells Fargo Advantage Diversified Capital Builder Fund	Wells Fargo Funds Trust
Evergreen Diversified Income Builder Fund	Evergreen Fixed Income Trust	Wells Fargo Advantage Diversified Income Builder Fund	Wells Fargo Funds Trust
Evergreen Growth Fund	Evergreen Equity Trust	Wells Fargo Advantage Traditional Small Cap Growth Fund	Wells Fargo Funds Trust
Evergreen Small-Mid Growth Fund	Evergreen Equity Trust	Wells Fargo Advantage Growth Opportunities Fund	Wells Fargo Funds Trust
Evergreen High Income Fund	Evergreen Fixed Income Trust	Wells Fargo Advantage High Yield Bond Fund	Wells Fargo Funds Trust
Evergreen Special Values Fund Evergreen Small Cap Value Fund	Evergreen Equity Trust	Wells Fargo Advantage Special Small Cap Value Fund	Wells Fargo Funds Trust

If approved by shareholders, this is how each Merger will work:

  Each Target Fund will transfer all of its assets to the corresponding Acquiring Fund.

  Each Acquiring Fund will assume all of the liabilities of the corresponding Target Fund.

  Each Acquiring Fund will issue new shares that will be distributed to you in an amount equal to the value of your Target Fund shares.

  If the Merger is consummated, each Target Fund shareholder will become a shareholder of the corresponding Acquiring Fund and will have his or her investment managed in accordance with the Acquiring Fund's investment strategies.

  You will not incur any sales charges or similar transaction charges as a result of the Merger.

  It is expected that the Merger will be a non-taxable event for shareholders for U.S. federal income tax purposes.

Details about each Target Fund's and Acquiring Fund's investment goals, principal investment strategies, portfolio management team, past performance, principal risks, fees, and expenses, along with additional information about the proposed Mergers, are contained in the attached prospectus/proxy statement. Please read it carefully.

A special meeting of each Target Fund's shareholders will be held on ___, 2010. Although you are welcome to attend the meeting in person, you do not need to do so in order to vote your shares. Please complete, date, sign and return the enclosed proxy card in the postage-paid envelope provided. You may also vote by telephone or the internet by following the voting instructions as outlined at the end of this prospectus/proxy statement. If your Target Fund does not receive your vote after several weeks, you may receive a telephone call from [PROXY SOLICITOR], our proxy solicitor, requesting your vote. If you have any questions about the Mergers or the proxy card, please call [PROXY SOLICITOR] at (800) ____ (toll-free).

Remember, your vote is important to us, no matter how many shares you own. Please take this opportunity to vote. Thank you for taking this matter seriously and participating in this important process.

Sincerely,

W. Douglas Munn
 President
 Evergreen Funds

EVERGREEN FUNDS
 200 Berkeley Street
 Boston, MA 02116-5034
 1.800.343.2898

____, 2010

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON ___

A Special Meeting (the "Meeting") of Shareholders of your Target Fund, a series of the Target Trust, each set forth in the table below, will be held at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California 94105 on ___, 2010 at 10:00 a.m., Pacific time.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen Intrinsic Value Fund	Evergreen Equity Trust	Wells Fargo Advantage Intrinsic Value Fund	Wells Fargo Funds Trust
Evergreen Enhanced S&P 500® Fund	Evergreen Equity Trust	Wells Fargo Advantage Disciplined U.S. Core Fund	Wells Fargo Funds Trust
Evergreen Fundamental Large Cap Fund	Evergreen Equity Trust	Wells Fargo Advantage Core Equity Fund	Wells Fargo Funds Trust
Evergreen Strategic Growth Fund	Evergreen Select Equity Trust	Wells Fargo Advantage Strategic Large Cap Growth Fund	Wells Fargo Funds Trust
Evergreen Omega Fund	Evergreen Equity Trust	Wells Fargo Advantage Omega Growth Fund	Wells Fargo Funds Trust
Evergreen Golden Core Opportunities Fund	Evergreen Equity Trust	Wells Fargo Advantage Small/Mid Cap Core Fund	Wells Fargo Funds Trust
Evergreen Global Large Cap Equity Fund	Evergreen International Trust	Wells Fargo Advantage Disciplined Global Equity Fund	Wells Fargo Funds Trust
Evergreen Global Opportunities Fund	Evergreen International Trust	Wells Fargo Advantage Global Opportunities Fund	Wells Fargo Funds Trust
Evergreen Intrinsic World Equity Fund	Evergreen International Trust	Wells Fargo Advantage Intrinsic World Equity Fund	Wells Fargo Funds Trust
Evergreen Strategic Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Strategic Municipal Bond Fund	Wells Fargo Funds Trust
Evergreen North Carolina Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage North Carolina Tax-Free Fund	Wells Fargo Funds Trust
Evergreen Pennsylvania Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Wells Fargo Funds Trust
Evergreen Adjustable Rate Fund	Evergreen Select Fixed Income Trust	Wells Fargo Advantage Adjustable Rate Government Fund	Wells Fargo Funds Trust
Evergreen International Bond Fund	Evergreen Select Fixed Income Trust	Wells Fargo Advantage International Bond Fund	Wells Fargo Funds Trust
Evergreen Health Care Fund	Evergreen Equity Trust	Wells Fargo Advantage Health Care Fund	Wells Fargo Funds Trust
Evergreen Precious Metals Fund	Evergreen International Trust	Wells Fargo Advantage Precious Metals Fund	Wells Fargo Funds Trust
Evergreen Utility and Telecommunications Fund	Evergreen Equity Trust	Wells Fargo Advantage Utility and Telecommunications Fund	Wells Fargo Funds Trust
Evergreen Diversified Capital Builder Fund	Evergreen Equity Trust	Wells Fargo Advantage Diversified Capital Builder Fund	Wells Fargo Funds Trust
Evergreen Diversified Income Builder Fund	Evergreen Fixed Income Trust	Wells Fargo Advantage Diversified Income Builder Fund	Wells Fargo Funds Trust
Evergreen Growth Fund	Evergreen Equity Trust	Wells Fargo Advantage Traditional Small Cap Growth Fund	Wells Fargo Funds Trust
Evergreen Small-Mid Growth Fund	Evergreen Equity Trust	Wells Fargo Advantage Growth Opportunities Fund	Wells Fargo Funds Trust
Evergreen High Income Fund	Evergreen Fixed Income Trust	Wells Fargo Advantage High Yield Bond Fund	Wells Fargo Funds Trust
Evergreen Special Values Fund Evergreen Small Cap Value Fund	Evergreen Equity Trust	Wells Fargo Advantage Special Small Cap Value Fund	Wells Fargo Funds Trust

With respect to your Target Fund, the Meeting is being held for the following purposes:

  To consider and act upon an Agreement and Plan of Reorganization (the "Plan") dated as of ___, 2010, providing for the acquisition of all of the assets of the Target Fund by the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund (the "Acquisition Shares") and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. The Plan also provides for the prompt distribution of the Acquisition Shares to shareholders of the corresponding Target Fund in liquidation of the Target Fund.

  To transact any other business which may properly come before the Meeting or any adjournment(s) thereof.

Any adjournment(s) of the Meeting will be held at the above address. The Board of Trustees of your Target Fund has fixed the close of business on March 10, 2010 as the record date (the "Record Date") for the Meeting. Only shareholders of record as of the close of business on the Record Date will be entitled to this notice, and to vote at the Meeting or any adjournment(s) thereof.

IT IS IMPORTANT THAT PROXY CARDS OR VOTING INSTRUCTION CARDS BE RETURNED PROMPTLY. ALL SHAREHOLDERS ARE URGED TO COMPLETE, DATE, SIGN AND RETURN THEIR ENCLOSED PROXY CARD OR VOTING INSTRUCTION CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE, OR TO VOTE USING ONE OF THE OTHER METHODS DESCRIBED AT THE END OF THE PROSPECTUS/PROXY STATEMENT SO THAT YOUR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY CARD OR VOTING INSTRUCTION CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

By order of the Board of Trustees,

Michael H. Koonce
 Secretary

EVERGREEN FUNDS
 200 Berkeley Street
 Boston, MA 02116-5034
 1.800.343.2898

WELLS FARGO FUNDS TRUST
 525 Market Street, 12th Floor
 San Francisco, CA 94105
 1.800.222.8222

____, 2010

PROSPECTUS/PROXY STATEMENT

This prospectus/proxy statement contains information you should know before investing and voting on the proposed merger (the "Merger") of your Target Fund into the corresponding Acquiring Fund as set forth and defined in the table below, each of which is a series of a registered open-end management investment company. If approved, the Merger will result in your receiving shares of the Acquiring Fund in exchange for your shares of the Target Fund.

Target Fund	Target Trust	Acquiring Fund	Acquiring Trust
Evergreen Intrinsic Value Fund	Evergreen Equity Trust	Wells Fargo Advantage Intrinsic Value Fund	Wells Fargo Funds Trust
Evergreen Enhanced S&P 500® Fund	Evergreen Equity Trust	Wells Fargo Advantage Disciplined U.S. Core Fund	Wells Fargo Funds Trust
Evergreen Fundamental Large Cap Fund	Evergreen Equity Trust	Wells Fargo Advantage Core Equity Fund	Wells Fargo Funds Trust
Evergreen Strategic Growth Fund	Evergreen Select Equity Trust	Wells Fargo Advantage Strategic Large Cap Growth Fund	Wells Fargo Funds Trust
Evergreen Omega Fund	Evergreen Equity Trust	Wells Fargo Advantage Omega Growth Fund	Wells Fargo Funds Trust
Evergreen Golden Core Opportunities Fund	Evergreen Equity Trust	Wells Fargo Advantage Small/Mid Cap Core Fund	Wells Fargo Funds Trust
Evergreen Global Large Cap Equity Fund	Evergreen International Trust	Wells Fargo Advantage Disciplined Global Equity Fund	Wells Fargo Funds Trust
Evergreen Global Opportunities Fund	Evergreen International Trust	Wells Fargo Advantage Global Opportunities Fund	Wells Fargo Funds Trust
Evergreen Intrinsic World Equity Fund	Evergreen International Trust	Wells Fargo Advantage Intrinsic World Equity Fund	Wells Fargo Funds Trust
Evergreen Strategic Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Strategic Municipal Bond Fund	Wells Fargo Funds Trust
Evergreen North Carolina Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage North Carolina Tax-Free Fund	Wells Fargo Funds Trust
Evergreen Pennsylvania Municipal Bond Fund	Evergreen Municipal Trust	Wells Fargo Advantage Pennsylvania Tax-Free Fund	Wells Fargo Funds Trust
Evergreen Adjustable Rate Fund	Evergreen Select Fixed Income Trust	Wells Fargo Advantage Adjustable Rate Government Fund	Wells Fargo Funds Trust
Evergreen International Bond Fund	Evergreen Select Fixed Income Trust	Wells Fargo Advantage International Bond Fund	Wells Fargo Funds Trust
Evergreen Health Care Fund	Evergreen Equity Trust	Wells Fargo Advantage Health Care Fund	Wells Fargo Funds Trust
Evergreen Precious Metals Fund	Evergreen International Trust	Wells Fargo Advantage Precious Metals Fund	Wells Fargo Funds Trust
Evergreen Utility and Telecommunications Fund	Evergreen Equity Trust	Wells Fargo Advantage Utility and Telecommunications Fund	Wells Fargo Funds Trust
Evergreen Diversified Capital Builder Fund	Evergreen Equity Trust	Wells Fargo Advantage Diversified Capital Builder Fund	Wells Fargo Funds Trust
Evergreen Diversified Income Builder Fund	Evergreen Fixed Income Trust	Wells Fargo Advantage Diversified Income Builder Fund	Wells Fargo Funds Trust
Evergreen Growth Fund	Evergreen Equity Trust	Wells Fargo Advantage Traditional Small Cap Growth Fund	Wells Fargo Funds Trust
Evergreen Small-Mid Growth Fund	Evergreen Equity Trust	Wells Fargo Advantage Growth Opportunities Fund	Wells Fargo Funds Trust
Evergreen High Income Fund	Evergreen Fixed Income Trust	Wells Fargo Advantage High Yield Bond Fund	Wells Fargo Funds Trust
Evergreen Special Values Fund Evergreen Small Cap Value Fund	Evergreen Equity Trust	Wells Fargo Advantage Special Small Cap Value Fund	Wells Fargo Funds Trust

The Target and Acquiring Funds listed above are collectively referred to as the "Funds." The Target and Acquiring Trusts listed above are collectively referred to as the "Trusts."

Please read this prospectus/proxy statement carefully and retain it for future reference. Additional information concerning each Fund and/or Merger has been filed with the Securities and Exchange Commission ("SEC").

The prospectuses of each Target Fund are incorporated into this document by reference and are legally deemed to be part of this prospectus/proxy statement. The SAI relating to this prospectus/proxy statement (the "Merger SAI"), dated the same date as this prospectus/proxy statement, is also incorporated into this document by reference and is legally deemed to be part of this prospectus/proxy statement. The statements of additional information (each an "SAI") and annual and semi-annual reports of each Target Fund are incorporated into the Merger SAI by reference and are legally deemed to be a part of the Merger SAI. Copies of these documents are available upon request without charge by writing to the address above, calling 1.800.343.2898 or visiting www.evergreeninvestments.com.

Each Acquiring Fund is a "Shell Fund" being registered with the SEC in order to receive the assets and assume the liabilities of its corresponding Target Fund. As such, prospectuses, SAIs and annual and semi-annual reports for the Acquiring Funds are not yet available as of the date of this prospectus/proxy statement. Additional information about the Acquiring Funds may be found in Exhibit E and in the Merger SAI.

You may also view or obtain these documents from the SEC: by phone at 1.800.SEC.0330 (duplicating fee required); in person or by mail at Public Reference Section, Securities and Exchange Commission, 100 F. Street, N.E., Washington, D.C. 20549-0213 (duplicating fee required); by email at publicinfo@sec.gov (duplicating fee required); or by internet at www.sec.gov.

The SEC has not approved or disapproved these securities or determined if this prospectus/proxy statement is truthful or complete. Any representation to the contrary is a criminal offense.

The shares offered by this prospectus/proxy statement are not deposits of a bank, and are not insured, endorsed or guaranteed by the FDIC or any government agency and involve investment risk, including possible loss of your original investment.

Prospectus/Proxy Statement

Evergreen Adjustable Rate Fund
Evergreen Diversified Capital Builder Fund
Evergreen Diversified Income Builder Fund
Evergreen Enhanced S&P 500® Fund
Evergreen Fundamental Large Cap Fund
Evergreen Global Large Cap Equity Fund
Evergreen Global Opportunities Fund
Evergreen Golden Core Opportunities Fund
Evergreen Health Care Fund
Evergreen International Bond Fund
Evergreen Intrinsic Value Fund
Evergreen Intrinsic World Equity Fund
Evergreen North Carolina Municipal Bond Fund
Evergreen Omega Fund
Evergreen Pennsylvania Municipal Bond Fund
Evergreen Precious Metals Fund
Evergreen Strategic Growth Fund
Evergreen Strategic Municipal Bond Fund
Evergreen Utility and Telecommunications Fund

OVERVIEW

This section summarizes the primary features and consequences of your Merger. This summary is qualified in its entirety by reference to the information contained elsewhere in this prospectus/proxy statement, in the Merger SAI, in each Target Fund's prospectus, in each Target Fund's financial statements contained in the annual and semi-annual reports, and in each Target Fund's SAI, and in the Agreement and Plan of Reorganization (the "Plan"), a form of which is attached as Exhibit A hereto.

Key Features of the Mergers

The Plan sets forth the key features of each Merger and generally provides for the following:

  the transfer of all of the assets of the Target Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund;

  the assumption by the Acquiring Fund of all of the liabilities of the Target Fund;

  the liquidation of the Target Fund by distributing the shares of the Acquiring Fund to the Target Fund's shareholders; and

  the assumption of the costs of each Merger (other than costs incurred from securities transactions in connection with the Merger) by Wells Fargo Funds Management, LLC ("Funds Management") and/or Evergreen Investment Management Company, LLC ("EIMC") or one of its affiliates.

The Mergers are scheduled to take place on or about July 9, 2010 or July 16, 2010, as set forth in Exhibit A. For a more complete description of the Mergers, see the section entitled "Agreement and Plan of Reorganization," as well as Exhibit A.

Board of Trustees Recommendation

At a meeting held on December 30, 2009 for the Board of Trustees of the Evergreen funds, the Trustees of your Target Fund, including a majority of the Trustees who are not "interested persons" of your Target Fund, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), considered and unanimously approved the Merger of your Target Fund.

Before approving the Mergers, the Trustees reviewed, among other things, information about the Funds and the proposed transactions. Those materials set forth a comparison of various factors, such as the relative sizes of the Funds, the performance records of the Funds, and the expenses of the Funds, as well as similarities and differences between the Funds' investment goals, principal investment strategies and specific portfolio characteristics.

The Board of Trustees of your Target Fund, including all of the Independent Trustees, has concluded that the Merger would be in the best interests of your Target Fund, and that existing shareholders' interests would not be diluted as a result of the Merger. Accordingly, the Trustees have submitted the Plan to the Target Fund's shareholders and unanimously recommended its approval. The Board of Trustees of Wells Fargo Advantage Funds has also approved the Plan on behalf of each Acquiring Fund.

For further information about the considerations of your Target Trust's Board, please see the section entitled "Reasons for the Mergers."

Merger Summary (Goals, Strategies, Risks, Performance, Expense, Management and Tax Information)

The following section provides a comparison between the Funds with respect to their investment goals, principal investment strategies, fundamental investment policies, risks, performance records, sales charges and expenses. It also provides information about what the management and share class structure of your Acquiring Fund will be after the Merger. The information below is only a summary; for more detailed information, please see the rest of this prospectus/proxy statement and each Target Fund's prospectus and SAI. In this section, references to "we" in the principal investment strategy discussion for a Wells Fargo Advantage Fund generally refer to Funds Management, a sub-adviser, or the portfolio manager(s).

EVERGREEN INTRINSIC VALUE FUND INTO WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Intrinsic Value Fund:	You will get this class of shares of Wells Fargo Advantage Intrinsic Value Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I2	Institutional Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Intrinsic Value Fund and the Wells Fargo Advantage Intrinsic Value Fund have similar investment goals and strategies. Evergreen Intrinsic Value Fund seeks long-term capital growth and the Wells Fargo Advantage Intrinsic Value Fund seeks long-term capital appreciation. Both Funds normally invest at least 80% of their assets in securities of large U.S. companies and may invest up to 20% of their assets in foreign securities, although Evergreen Intrinsic Value Fund can invest directly in foreign securities and the Wells Fargo Advantage Intrinsic Value Fund can only do so through ADRs and similar investments. Both Funds employ a value style of investing in that each seeks to invest in stocks that are trading at a discount to what the portfolio managers believe to be their intrinsic values. Both Funds generally invest in a smaller number of stocks than other mutual funds. One difference is that Evergreen Intrinsic Value Fund seeks to maintain a dollar-weighted, average market capitalization within the market capitalization range of the companies tracked by the Russell 1000® Index, while the Wells Fargo Advantage Intrinsic Value Fund has no similar principal investment strategy. This means Evergreen Intrinsic Value Fund may be more limited in its investments than the Wells Fargo Advantage Intrinsic Value Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN INTRINSIC VALUE FUND (Target Fund)	WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in a diversified portfolio of common stocks of large U.S. companies (i.e., companies whose market capitalizations fall within the market capitalization range of the companies tracked by the Russell 1000® Value Index measured at the time of purchase). The Fund may invest up to 20% of its assets in foreign securities.	Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of large-capitalization companies and up to 20% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.
In addition, the Fund seeks to maintain a dollar-weighted, average market capitalization within the market capitalization range of the companies tracked by the Russell 1000® Value Index. As of December 31, 2009, the Russell 1000® Value Index had a market capitalization range of approximately $263 million to $324 billion.	We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
The Fund may, but will not necessarily, use derivatives.	Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The portfolio managers utilize a long-term focus that is intended to take advantage of investment opportunities presented by what the portfolio managers believe are short-term price anomalies in high-quality stocks. The Fund's portfolio managers generally choose investments in stocks of companies with established operating histories, financial strength and management expertise, among other factors. The portfolio managers seek stocks that are trading at a discount to what the portfolio managers believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that the portfolio managers believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. The Fund may be invested in a smaller number of stocks than many other similar mutual funds.	We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Intrinsic Value Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees.

Principal Risks
 Counter-Party Risk
 Derivatives Risk
 Foreign Investment Risk
 Issuer Risk
 Issuer Concentration Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk
 Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Intrinsic Value Fund

Highest Quarter:	2nd Quarter 2009	+18.28%
Lowest Quarter:	4th Quarter 2008	-20.37%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Intrinsic Value Fund	Inception Date of Share Class	1 Year	5 Year	Performance Since 8/1/2006
Class A (before taxes)	8/1/2006	22.88%	N/A	-1.56%
Class A (after taxes on distributions)	8/1/2006	22.78%	N/A	-1.96%
Class A (after taxes on distributions and the sale of Fund Shares)	8/1/2006	15.00%	N/A	-1.45%
Class B (before taxes)	8/1/2006	24.24%	N/A	-1.39%
Class C (before taxes)	8/1/2006	28.24%	N/A	-0.54%
Class I (before taxes)	8/1/2006	30.65%	N/A	0.40%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		19.69%	N/A	-4.74%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and in the Funds' prospectuses.

The sales charge schedule applicable to Class A shares of Wells Fargo Advantage Intrinsic Value Fund differs from the schedule applicable to Evergreen Intrinsic Value Fund in the following ways: (i) the Wells Fargo Advantage Intrinsic Value Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999; and (ii) those between $250,000 and $499,000 are higher than Evergreen Intrinsic Value Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage Intrinsic Value Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen Intrinsic Value Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Intrinsic Value Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Intrinsic Value Fund (Pro Forma)
	Class A	Class B	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Intrinsic Value Fund
Total Annual Fund Operating Expenses[1]
Class A	1.19%
Class B	1.94%
Class C	1.94%
Class I	0.94%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Intrinsic Value Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.29%	1.18%
Class B	0.01%	2.04%	1.93%
Class C	0.01%	2.04%	1.93%
Institutional Class	0.01%	0.86%	0.86%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.17% for Class A, 1.92% for Class B, 1.92% for Class C, and 0.85% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Intrinsic Value Fund and the Wells Fargo Advantage Intrinsic Value Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A, Class B, and Class C shares of Evergreen Intrinsic Value Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Intrinsic Value Fund, Class A, Class B, and Class C shares of the Wells Fargo Advantage Intrinsic Value Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees that you bear will not change as a result of the Merger. Class I shares of Evergreen Intrinsic Value Fund and Institutional Class shares of Wells Fargo Advantage Intrinsic Value Fund are not subject to a 12b-1 fee.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 23% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Intrinsic Value Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Metropolitan West Capital Management, LLC
Portfolio Managers	Howard Gleicher, CFA Gary Lisenbee David Graham Jeffrey Peck

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN ENHANCED S&P 500® FUND INTO WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Enhanced S&P 500® Fund:	You will get this class of shares of Wells Fargo Advantage Disciplined U.S. Core Fund[1]:
Class A	Class A
Class B2	Class A
Class C	Class C
Class I	Administrator Class
Class IS3	Class A
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
3	Following completion of the Mergers, former Class IS shareholders of any Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Although the investment goals of the Funds differ, with Evergreen Enhanced S&P 500® Fund seeking total return greater than that of the S&P 500® Index and the Wells Fargo Advantage Disciplined U.S. Core Fund seeking long-term capital appreciation, the principal investment strategies of the Funds are similar. Both Funds normally invest at least 80% of their assets in securities of large U.S. companies; however, the Wells Fargo Advantage Disciplined U.S. Core Fund is not limited to investing 80% of its assets only in companies that comprise the S&P 500® Index. This means the Wells Fargo Advantage Disciplined U.S. Core Fund may invest in a larger variety of companies than Evergreen Enhanced S&P 500® Fund. In addition, both Funds employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. This approach seeks to offer risk characteristics similar to the S&P 500® Index, while emphasizing those investment characteristics the portfolio manager considers most likely to lead to performance greater than that of the S&P 500® Index.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN ENHANCED S&P 500® FUND (Target Fund)	WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks total return greater than that of the S&P 500® Index.[1]	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests, under normal conditions, at least 80% of its assets in common stocks of companies included within the S&P 500® Index (S&P 500). The S&P 500 is an unmanaged index of 500 common stocks chosen by Standard & Poor's to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general.	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies. We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index. The market capitalization range of the S&P 500 Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently.
Up to 20% of the Fund's assets may be invested in equity securities of companies not included in the S&P 500, including foreign stocks, and cash or cash equivalents.	This strategy is not included in the Fund's principal investment strategy.
The Fund may, but will not necessarily, use derivatives.	Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The S&P 500 includes both growth and value stocks. "Value" stocks are stocks which are considered to be currently undervalued in the marketplace. "Growth" stocks are stocks of companies which are considered to have anticipated earnings ranging from steady to accelerated growth. The Fund's portfolio manager seeks to outperform the S&P 500 by employing a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. In the aggregate, this approach seeks to offer risk characteristics similar to the S&P 500, while emphasizing those investment characteristics the portfolio manager considers most likely to lead to performance greater than that of the S&P 500.	We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. Our approach looks to achieve positive excess returns relative to the S&P 500 Index by using stock selection to take controled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.
1	"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investment Management Company, LLC. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Disciplined U.S. Core Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, since Evergreen Enhanced S&P 500® Fund invests, under normal conditions, at least 80% of its assets in common stocks of companies included within the S&P 500® Index, an investment in Evergreen Enhanced S&P 500® Fund may be subject to the risks associated with tracking an index to a greater extent than an investment in the Wells Fargo Advantage Disciplined U.S. Core Fund.

Principal Risks
 Counter-Party Risk
 Derivatives Risk
 Growth Style Investment Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk
 Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Enhanced S&P 500® Fund

Highest Quarter:	2nd Quarter 2003	+16.18%
Lowest Quarter:	4th Quarter 2008	-20.75%

Average Annual Total Returns for the period ended 12/31/2009[1]
Evergreen Enhanced S&P 500® Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	2/28/1990	17.41%	0.09%	-1.07%
Class A (after taxes on distributions)	2/28/1990	17.13%	-0.64%	-1.83%
Class A (after taxes on distributions and the sale of Fund Shares)	2/28/1990	11.59%	0.14%	-0.99%
Class B (before taxes)	11/7/1997	17.20%	-0.01%	-1.34%
Class C (before taxes)	6/30/1999	21.19%	0.33%	-1.33%
Class I (before taxes)	2/21/1995	23.44%	1.33%	-0.35%
Class IS (before taxes)	6/30/2000	23.24%	1.09%	-0.58%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
1	Historical performance shown for Class IS prior to its inception is based on the performance of Class A, the original class offered. The Fund incurs a 12b-1 fee of 0.25% for Classes A and IS.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
3	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Disciplined U.S. Core Fund differs from the schedule applicable to Evergreen Enhanced S&P 500® Fund in the following ways: (i) the Wells Fargo Advantage Disciplined U.S. Core Fund's front-end sales charges on purchases of Class A shares up to $99,999; and (ii) those between $250,000 and $499,999 are higher than Evergreen Enhanced S&P 500® Fund's front-end sales charge on similar purchases of Class A shares. Through the Merger, Class B shareholders of Evergreen Enhanced S&P 500® Fund will receive Class A shares of the Wells Fargo Advantage Disciplined U.S. Core Fund and will have any remaining CDSC waived, but they will have a Class A front-end sales charge for additional purchases as described above.

The sales charge schedule applicable to Class C shares of the Wells Fargo Advantage Disciplined U.S. Core Fund is identical to the sales charge schedule for the corresponding class of shares of Evergreen Enhanced S&P 500® Fund. Through the Merger, Class IS shareholders of Evergreen Enhanced S&P 500® Fund, which currently are not subject to front-end sales charges, will receive Class A shares of the Wells Fargo Advantage Disciplined U.S. Core Fund and will be able to purchase additional Class A shares of the Wells Fargo Advantage Disciplined U.S. Core Fund, by exchange, at net asset value, which means that they will not pay a front-end sales charge.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Enhanced S&P 500® Fund
	Class A	Class B	Class C	Class I	Class IS
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Disciplined U.S. Core Fund (Pro Forma)
	Class A1,[2]	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[3]	1.00%	None
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Following completion of the Mergers, former Class IS shareholders of any Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.
3	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Enhanced S&P 500® Fund
Total Annual Fund Operating Expenses[1]
Class A	1.01%
Class B	1.76%
Class C	1.76%
Class I	0.76%
Class IS	1.01%
1	The Fund pays a monthly management fee at an annual rate of 0.30%. The monthly management fee is increased, up to a maximum annual rate of 0.45%, by one-half of the amount by which the investment returns of the Fund's Class I shares exceed the return of the S&P 500 plus 0.25%. Similarly, the monthly management fee is decreased, down to a minimum annual rate of 0.15%, by one-half the amount by which the investment returns of the Fund's Class I shares is less than the return of the S&P 500 minus 0.25%. The fee is paid monthly based on the Fund's performance for a rolling 36-month period ending with the month for which the fee is calculated. Any adjustment to the management fee is applied based on the Fund's average daily net assets over the same period for which the adjustment is calculated. For examples of the calculation of the performance fee, please see the section of the Target Fund's prospectus entitled "The Funds' Investment Advisor and Administrator." See the section of the Target Fund's Statement of Additional Information entitled "Investment Advisor" for a detailed description of the calculation of the management fee.

Wells Fargo Advantage Disciplined U.S. Core Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	0.92%	0.92%
Class C	1.67%	1.67%
Administrator Class	0.76%	0.74%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.92% for Class A, 1.67% for Class C, and 0.74% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Enhanced S&P 500® Fund and the Wells Fargo Advantage Disciplined U.S. Core Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A and C shares of Evergreen Enhanced S&P 500® Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Disciplined U.S. Core Fund, Class A and C shares of the Wells Fargo Advantage Disciplined U.S. Core Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A and C shares that you bear will not change as a result of the Merger.

Following the Merger, Class B shareholders of Evergreen Enhanced S&P 500® Fund, which currently bear a 1.00% 12b-1 fee, will receive Class A shares of the Wells Fargo Advantage Disciplined U.S. Core Fund and will be subject to a shareholder servicing fee of 0.25% and no 12b-1 fees, with a net decrease in 12b-1/shareholder servicing fees of 0.75%. Class I shareholders of Evergreen Enhanced S&P 500® Fund, which currently do not bear 12b-1/shareholder servicing fees, will receive Administrator Class shares of the Wells Fargo Advantage Disciplined U.S. Core Fund and will be subject to a shareholder servicing fee of 0.25%. Class IS shareholders of Evergreen Enhanced S&P 500® Fund will be subject to a shareholder servicing fee of 0.25% when they become the Class A shareholders of the Wells Fargo Advantage Disciplined U.S. Core Fund. However, because Class IS shareholders of Evergreen Enhanced S&P 500® Fund already bear a 0.25% Distribution Plan Fee, the total distribution and shareholder servicing fees you bear will not change as a result of the merger.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 30% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Disciplined U.S. Core Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	William E. Zieff

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN FUNDAMENTAL LARGE CAP FUND INTO WELLS FARGO ADVANTAGE CORE EQUITY FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Fundamental Large Cap Fund:	You will get this class of shares of Wells Fargo Advantage Core Equity Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I	Administrator Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Although the investment goals of the Funds have different focal points, with Evergreen Fundamental Large Cap Fund seeking capital growth with the potential for current income and the Wells Fargo Advantage Core Equity Fund seeking long-term capital appreciation, the principal investment strategies of the Funds are similar. Both Funds normally invest at least 80% of their assets in securities of large U.S. companies and may invest up to 20% of their assets in foreign securities. Both Funds seek to invest in value and growth-oriented securities. Some differences include the following: (i) Evergreen Fundamental Large Cap Fund seeks to maintain a dollar-weighted, average market capitalization within the market capitalization range of the companies tracked by the Russell 1000® Index; and (ii) Evergreen Fundamental Large Cap Fund may also seek additional income from investing up to 20% of its assets in convertible bonds, including below investment grade bonds, and convertible preferred stocks. Maintaining a dollar-weighted, average market capitalization within the market capitalization range of the companies tracked by the Russell 1000® Index and investing in convertible bonds and convertible preferred stocks are not principal investment strategies of the Wells Fargo Advantage Core Equity Fund. This means the Wells Fargo Advantage Core Equity Fund may invest in a larger variety of companies than Evergreen Fundamental Large Cap Fund, while Evergreen Fundamental Large Cap Fund may invest a greater percentage of its assets in convertible bonds and convertible preferred securities.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN FUNDAMENTAL LARGE CAP FUND (Target Fund)	WELLS FARGO ADVANTAGE CORE EQUITY FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks capital growth with the potential for current income.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in the common stocks of large U.S. companies (i.e., companies whose market capitalizations fall within the market capitalization range of the companies tracked by the Russell 1000® Index, measured at the time of purchase). The Fund earns current income from dividends paid on equity securities and may seek additional income primarily by investing up to 20% of its assets in convertible bonds, including below investment grade bonds (i.e., bonds rated Ba and lower by Moody's Investor Services, Inc. and BB and lower by Standard & Poor's Rating Services which are considered below investment grade bonds and are commonly referred to as "high yield" or "junk" bonds) and convertible preferred stocks of any quality. The Fund may invest up to 20% of its assets in foreign securities.	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large capitalization companies, and may invest up to 20% of the Fund's assets in equity securities of foreign issuers, including ADRs and similar investments.
The Fund seeks to maintain a dollar-weighted average market capitalization within the market capitalization range of the companies tracked by the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of approximately $263 million to $324 billion.	We invest principally in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers, including ADRs and similar investments.
The Fund may, but will not necessarily, use derivatives.	Furthermore, we may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. "Value" securities are securities which the Fund's portfolio managers believe are currently undervalued in the marketplace. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe to have potential for steady to accelerated growth in earnings.The Fund's portfolio managers utilize an intrinsic value approach to look for companies that they believe are temporarily undervalued in the marketplace, sell at a discount to their asset values, or display certain characteristics such as a return premium to cost of capital or a sustainable competitive advantage in their industry.	We are long term investors, focused on identifying highly differentiated companies with key growth drivers, sustainable cash flow production, and high returns on capital. Our preference is for companies with sustainable competitive advantages and high barriers to entry, and we seek strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. We employ a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors embedded expectations. Management seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by our long term fundamental analysis. We constantly review portfolio investments and may sell a holding when it has achieved its valuation target, if we believe there is structural or permanent deterioration in the underlying fundamentals of the business, or we identify what we believe is a more attractive investment opportunity with a better margin of safety.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Core Equity Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, since Evergreen Fundamental Large Cap Fund seeks additional income by investing in convertible bonds, including below investment grade bonds, and convertible preferred stocks, an investment in Evergreen Fundamental Large Cap Fund may be subject to the risks associated with debt, high yield securities and convertible securities to a greater extent than an investment in the Wells Fargo Advantage Core Equity Fund.

Principal Risks
 Counter-Party Risk
 Derivatives Risk
 Foreign Investment Risk
 Growth Style Investment Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk
 Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class I Shares (%) for Evergreen Fundamental Large Cap Fund

Highest Quarter:	2nd Quarter 2009	+18.64%
Lowest Quarter:	4th Quarter 2008	-21.94%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Fundamental Large Cap Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/3/1995	28.60%	2.10%	0.34%
Class B (before taxes)	1/3/1995	30.43%	2.20%	0.20%
Class C (before taxes)	1/3/1995	34.41%	2.58%	0.20%
Class I (before taxes)	10/15/1986	36.79%	3.60%	1.21%
Class I (after taxes on distributions)	10/15/1986	36.61%	3.21%	0.45%
Class I (after taxes on distributions and the sale of Fund Shares)	10/15/1986	24.14%	3.06%	0.83%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
1	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Core Equity Fund differs from the schedule applicable to Evergreen Fundamental Large Cap Fund in the following ways: (i) the Wells Fargo Advantage Core Equity Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,000 and (ii) those between $250,000 and $499,999 are higher than Evergreen Fundamental Large Cap Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage Core Equity Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen Fundamental Large Cap Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Fundamental Large Cap Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Core Equity Fund (Pro Forma)
	Class A	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Fundamental Large Cap Fund
Total Annual Fund Operating Expenses
Class A	1.52%
Class B	2.27%
Class C	2.27%
Class I	1.27%

Wells Fargo Advantage Core Equity Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	1.26%	1.25%
Class B	2.01%	2.00%
Class C	2.01%	2.00%
Administrator Class	1.10%	1.00%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Fundamental Large Cap Fund and the Wells Fargo Advantage Core Equity Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A, Class B, and Class C shares of Evergreen Fundamental Large Cap Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Core Equity Fund, Class A, Class B, and Class C shares of the Wells Fargo Advantage Core Equity Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees of the Class A, Class B, and Class C shares that you bear will not change as a result of the Merger. Class I shareholders of Evergreen Fundamental Large Cap Fund, which currently do not bear 12b-1/shareholder servicing fees, will receive Administrator Class shares of the Wells Fargo Advantage Core Equity Fund and will be subject to a shareholder servicing fee of 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 30% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Fundamental Core Equity Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Walter T. McCormick, CFA Emory W. (Sandy) Sanders, Jr., CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN STRATEGIC GROWTH FUND INTO WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Strategic Growth Fund:	You will get this class of shares of Wells Fargo Advantage Strategic Large Cap Growth Fund[1]:
Class A	Class A
Class B2	Class A
Class C	Class C
Class R	Class R
Class I	Institutional Class
Class IS3	Class A
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of the Target Fund.
2	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
3	Following completion of the Mergers, former Class IS shareholders of any Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Strategic Growth Fund and the Wells Fargo Advantage Strategic Large Cap Growth Fund have similar investment goals and strategies. Evergreen Strategic Growth Fund seeks long-term capital growth and the Wells Fargo Advantage Strategic Large Cap Growth Fund seeks long-term capital appreciation. Evergreen Strategic Growth Fund invests primarily in equity securities of large U.S. companies, while the Wells Fargo Advantage Strategic Large Cap Growth Fund normally invests at least 80% of its assets in securities of large U.S. companies. One difference is that Evergreen Strategic Growth Fund seeks to maintain a dollar-weighted average market capitalization within the market capitalization range of the companies tracked by the Russell 1000® Index, while the Wells Fargo Advantage Strategic Large Cap Growth Fund does not have a similar principal investment strategy. This means the Wells Fargo Advantage Strategic Large Cap Growth Fund may invest in a larger variety of companies and may invest a greater percentage of its assets in securities of large U.S. companies than Evergreen Strategic Growth Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN STRATEGIC GROWTH FUND (Target Fund)	WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily, and under normal conditions substantially all of its assets, in the equity securities of large U.S. companies (i.e., companies whose market capitalizations fall within the market capitalization range of the companies tracked by the Russell 1000® Index, measured at the time of purchase).	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.
The Fund seeks to maintain a dollar-weighted average market capitalization within the market capitalization range of the companies tracked by the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of $263 million to $324 billion.	We invest principally in equity securities of large-capitalization companies which we define as companies with market capitalizations within the range of the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of $263 million to $324 billion.
The Fund may, but will not necessarily, use derivatives.	Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.
The portfolio managers generally seek to invest in stocks of companies that have demonstrated a history of superior earnings that, in their judgment, will be sustainable going forward.	We use a bottom-up investment process that combines quantitative and qualitative research to identify companies with histories of superior earnings growth, strong current fundamentals and rising earnings estimates. We begin with a universe of approximately 1,300 stocks, which include the constituents of the Russell 1000 Growth Index. We use a multi-factor quantitative model that assesses elements of growth, momentum, earnings quality and financial strength to identify and rank companies with demonstrated histories of high quality earnings growth, favorable income statement and balance sheet trends and strong free cash flow. We then conduct qualitative fundamental analysis to gain a more complete understanding of the business and the different factors that may influence the company's market price over time. Specifically, we assess the quality of reported earnings, analyze growth and profitability trends, challenge consensus-derived long-term growth estimates and look at the overall growth and competitive position of the specific company within its industry. We continually monitor our holdings and search for deterioration in earnings trends that could trigger a disappointment. Signs of deterioration include a decline in a stock's quantitative rank, a disconnect between cash flow growth and reported earnings, decreasing profit margins, and slowing revenue growth. When we identify early signs of deterioration, or when a stock's quantitative rank declines, a sell review is conducted. However, we do not identify any one specific sell trigger. The final portfolio represents 50-70 of the team's highest conviction names, broadly diversified across the different sectors of the Russell 1000 Growth Index.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Strategic Large Cap Growth Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees.

Principal Risks
 Active Trading Risk
 Counter-Party Risk
 Derivatives Risk
 Growth Style Investment Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class I Shares (%) for Evergreen Strategic Growth Fund

Highest Quarter:	3rd Quarter 2009	+14.03%
Lowest Quarter:	1st Quarter 2001	-25.40%

Average Annual Total Returns for the period ended 12/31/2009[1]
Evergreen Strategic Growth Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	5/11/2001	27.26%	1.33%	-2.94%
Class B (before taxes)	5/11/2001	29.01%	1.43%	-2.97%
Class C (before taxes)	5/11/2001	32.99%	1.78%	-2.97%
Class I (before taxes)	11/24/1997	35.29%	2.81%	-2.13%
Class I (after taxes on distributions)[3]	11/24/1997	35.15%	2.38%	-3.01%
Class I (after taxes on distributions and the sale of Fund Shares)[3]	11/24/1997	23.13%	2.34%	-2.05%
Class IS (before taxes)	2/27/1998	35.02%	2.57%	-2.37%
Class R (before taxes)	10/10/2003	34.66%	2.30%	-2.41%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		37.21%	1.63%	-3.99%
1	Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and R have not been adjusted to reflect the effect of each class' 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Classes A and IS, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, 10 year returns for Classes A, B, C and R would have been lower.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
3	The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Strategic Large Cap Growth Fund differs from the schedule applicable to Evergreen Strategic Growth Fund in the following ways: (i) the Wells Fargo Advantage Strategic Large Cap Growth Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999; and (ii) those between $250,000 and $499,999 are higher than Evergreen Strategic Growth Fund's front-end sales charge on similar purchases of Class A shares. Through the Merger, Class B shareholders of Evergreen Strategic Growth Fund will receive Class A shares of Wells Fargo Advantage Strategic Large Cap Growth Fund and will have any remaining CDSC waived, but they will have a Class A front-end sales charge for additional purchases as described above.

The sales charge schedule applicable to Class C shares of the Wells Fargo Advantage Strategic Large Cap Growth Fund is identical to the sales charge schedule for the corresponding class of shares of Evergreen Strategic Growth Fund. Through the Merger, Class IS shareholders of Evergreen Strategic Growth Fund, which currently are not subject to front-end sales charges, will receive Class A shares of the Wells Fargo Advantage Strategic Large Cap Growth Fund and will be able to purchase additional Class A shares of the Wells Fargo Advantage Strategic Large Cap Growth Fund, by exchange, at net asset value, which means that they will not pay a front-end sales charge.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Strategic Growth Fund
	Class A	Class B	Class C	Class I Class IS Class R
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Strategic Large Cap Growth Fund (Pro Forma)
	Class A1,[2]	Class C	Class R	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[3]	1.00%	None	None
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Following completion of the Mergers, former Class IS shareholders of any Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.
3	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Strategic Growth Fund
Total Annual Fund Operating Expenses[1]
Class A	1.08%
Class B	1.83%
Class C	1.83%
Class I	0.83%
Class IS	1.08%
Class R	1.33%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Strategic Large Cap Growth Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.27%	1.08%
Class C	0.01%	2.02%	1.83%
Institutional Class	0.01%	0.84%	0.81%
Class R	0.01%	1.52%	1.33%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Strategic Growth Fund and the Wells Fargo Advantage Strategic Large Cap Growth Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A, Class C and Class R shares of Evergreen Strategic Growth Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Strategic Large Cap Growth Fund, Class A, Class C and Class R shares of the Wells Fargo Advantage Strategic Large Cap Growth Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A, Class C and Class R shares that you bear will not change as a result of the Merger.

Following the Merger, Class B shareholders of Evergreen Strategic Growth Fund, which currently bear a 1.00% 12b-1 fee, will receive Class A shares of the Wells Fargo Advantage Strategic Large Cap Growth Fund and will be subject to a shareholder servicing fee of 0.25% and no 12b-1 fees, with a net decrease in 12b-1/shareholder servicing fees of 0.75%. Class IS shareholders of Evergreen Strategic Growth Fund will be subject to a shareholder servicing fee of 0.25% when they become Class A shareholders of the Wells Fargo Advantage Strategic Large Cap Growth Fund. However, because Class IS shareholders of Evergreen Strategic Growth Fund already bear a 0.25% Distribution Plan Fee, the total distribution and shareholder servicing fees you bear will not change as a result of the Merger.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 182% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Strategic Large Cap Growth Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	W. Shannon Reid, CFA David M. Chow, CFA Jay Zelko

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN OMEGA FUND INTO WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Omega Fund:	You will get this class of shares of Wells Fargo Advantage Omega Growth Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class R	Class R
Class I	Administrator Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Omega Fund and the Wells Fargo Advantage Omega Growth Fund have similar investment goals and strategies. Evergreen Omega Fund seeks long-term capital growth and Wells Fargo Advantage Omega Growth Fund seeks long-term capital appreciation. Evergreen Omega Fund normally invests substantially all of its assets in common stocks of U.S. companies of any market capitalization, while the Wells Fargo Advantage Omega Growth Fund normally invests at least 80% of its assets in equity securities. Both Funds invest in U.S. companies of any market capitalization and may invest up to 25% of their assets in foreign securities. Both Funds focus on investing in companies that can create long-term value for shareholders. One difference is that the Wells Fargo Advantage Omega Growth Fund typically holds between 35 and 60 stocks, while Evergreen Omega Fund does not limit the amount of stocks in which it may invest. This means the Wells Fargo Advantage Omega Growth Fund may be invested in fewer issuers than Evergreen Omega Fund, resulting in the Wells Fargo Advantage Omega Fund being more sensitive to changes in market value than if it invested in a larger number of issuers.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN OMEGA FUND (Target Fund)	WELLS FARGO ADVANTAGE OMEGA GROWTH FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily, and under normal conditions substantially all of its assets, in common stocks of U.S. companies of any market capitalization. The Fund may invest up to 25% of its assets in foreign securities.	Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities and may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of companies of all market capitalizations.
The Fund may, but will not necessarily, use derivatives.	Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The Fund's portfolio manager employs a growth style of equity management that seeks to emphasize companies with cash flow growth, sustainable competitive advantages, returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders.	The goal of our fundamental investment process is to identify the small number of high quality companies capable of sustaining above average, long-term cash flow growth and then to invest at a significant discount to our valuation estimate to create long-term value for investors. Our strategy is focused on firms with a strong business franchise that, because of their structural advantages, are best-positioned to benefit from the secular growth trends in their industry. Our investment process is forward looking. Because we approach research from the perspective of a potential owner, we focus on future cash flows for measuring intrinsic value. Through our fundamental, bottom-up analysis, we form distinct, company-specific insights. Our disciplined scrutiny of upside potential and downside risk gives us the confidence to make long-term investments regardless of the short-term impact of business cycles. Our fund is constructed company by company, based on our level of conviction. Our sell decisions are similarly driven by our long-term fundamental analysis. Always vigilant of the overall portfolio's risk-return profile, we would also sell a stock if we found a more attractive candidate with a better margin of safety. As long-term investors, our final portfolio typically has a low average turnover and typically holds 35-60 stocks.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Omega Growth Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because the Wells Fargo Omega Growth Fund will typically hold between 35 and 60 stocks, an investment in the Wells Fargo Advantage Omega Growth Fund may be subject to issuer concentration risk to a greater extent than an investment in Evergreen Omega Fund.

Principal Risks
 Counter-Party Risk
 Derivatives Risk
 Foreign Investment Risk
 Growth Style Investment Risk
 Issuer Risk
 Issuer Concentration Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk
 Smaller Company Securities Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Omega Fund

Highest Quarter:	1st Quarter 2000	+20.69%
Lowest Quarter:	4th Quarter 2000	-25.55%

Average Annual Total Returns for the period ended 12/31/2009[1]
Evergreen Omega Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	4/29/1968	34.33%	3.26%	-0.75%
Class A (after taxes on distributions)	4/29/1968	34.21%	3.24%	-0.86%
Class A (after taxes on distributions and the sale of Fund Shares)	4/29/1968	22.47%	2.79%	-0.66%
Class B (before taxes)	8/2/1993	36.47%	3.38%	-0.89%
Class C (before taxes)	8/2/1993	40.41%	3.74%	-0.89%
Class I (before taxes)	1/13/1997	42.86%	4.77%	0.10%
Class R (before taxes)	10/10/2003	42.19%	4.25%	-0.29%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		37.21%	1.63%	-3.99%
1	Historical performance shown for Class R prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class R have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class A and 0.50% for Class R. If these fees had been reflected, 10 year returns for Class R would have been lower.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
3	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.
The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Omega Growth Fund differs from the schedule applicable to Evergreen Omega Fund in the following ways: (i) the Wells Fargo Advantage Omega Growth Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999; and (ii) those between $250,000 and $499,999 are higher than Evergreen Omega Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage Omega Growth Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen Omega Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Omega Fund
	Class A	Class B	Class C	Class I	Class R
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Omega Growth Fund (Pro Forma)
	Class A	Class B	Class C	Administrator Class	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Omega Fund
Total Annual Fund Operating Expenses
Class A	1.48%
Class B	2.23%
Class C	2.23%
Class I	1.23%
Class R	1.73%

Wells Fargo Advantage Omega Growth Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	1.37%	1.30%
Class B	2.12%	2.05%
Class C	2.12%	2.05%
Administrator Class	1.21%	1.05%
Class R	1.62%	1.55%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Omega Fund and the Wells Fargo Advantage Omega Growth Fund have each adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (a "Distribution Plan"). Although the fees charged to Class A, Class B, Class C, and Class R shares of Evergreen Omega Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Omega Growth Fund, Class A, Class B, Class C and Class R shares of the Wells Fargo Advantage Omega Growth Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A, Class B, Class C, and Class R shares that you bear will not change as a result of the Merger. Class I shareholders of Evergreen Omega Fund, which currently do not bear 12b-1/shareholder servicing fees, will receive Administrator Class shares of the Wells Fargo Advantage Omega Growth Fund and will be subject to a shareholder servicing fee of 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 26% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Omega Growth Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Aziz Hamzaogullari, CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND INTO WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Golden Core Opportunities Fund:	You will get this class of shares of Wells Fargo Advantage Small/Mid Cap Core Fund[1]:
Class A	Class A
Class B2	Class A
Class C	Class C
Class I	Administrator Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Golden Core Opportunities Fund and the Wells Fargo Advantage Small/Mid Cap Core Fund have similar investment goals and strategies. Evergreen Golden Core Opportunities Fund seeks long-term capital growth and the Wells Fargo Advantage Small/Mid Cap Core Fund seeks long-term capital appreciation. Each Fund normally invests at least 80% of its assets in common stocks or equity securities of small- to medium-sized U.S. companies. The portfolio managers of both Funds utilize a combination of quantitative methods and either qualitative analysis or fundamental analysis to select a core portfolio of small- to medium-capitalization companies that the portfolio managers believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Some differences include: (i) Evergreen Golden Core Opportunities Fund may invest remaining 20% of its assets in other types of investments, including, without limitation, common stocks of companies of any size, preferred stocks, and securities convertible into common stocks, while the Wells Fargo Advantage Intrinsic Value Fund has no similar principal investment strategy; and (ii) Evergreen Golden Core Opportunities Fund may be invested in a smaller number of stocks than other similar mutual funds, while the Wells Fargo Advantage Small/Mid Cap Core Fund has no similar statement in its principal investment strategy. This means Evergreen Golden Core Opportunities Fund may invest a greater percentage of its assets in securities of companies of any size and convertible securities to a greater extent than the Wells Fargo Advantage Small/Mid Cap Core Fund, while the Wells Fargo Advantage Small/Mid Cap Core Fund may be invested in a larger number of stocks than Evergreen Golden Core Opportunities Fund.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND (Target Fund)	WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in common stocks of small to medium-sized U.S. exchange-listed companies (i.e., companies whose market capitalizations are similar to the market capitalizations of companies tracked by the Russell 2500® Index, measured at the time of purchase). The Fund seeks to maintain a dollar-weighted, average market capitalization within the market capitalization range of the companies tracked by the Russell 2500® Index. As of December 31, 2009, the Russell 2500® Index had a market capitalization range of approximately $13 million to $11 billion.	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small to medium-capitalization companies. We invest principally in equity securities of small to medium-sized capitalization companies and seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500® Index was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently.
The remaining 20% of the Fund's assets may be invested in other types of investments, including, without limitation, common stocks of companies of any size, preferred stocks, and securities convertible into common stocks.	This strategy is not part of the Fund's principal investment strategy.
The Fund may, but will not necessarily, use derivatives.	Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.
Generally, the portfolio manager avoids investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.	Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco.
The portfolio manager utilizes a combination of quantitative methods and qualitative analysis to select a core portfolio of small- to medium-capitalization companies that the portfolio manager believes are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. The portfolio manager uses proprietary valuation, earnings and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analysts' expectations and overall attractiveness.	We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of small- to medium-capitalization companies that we believe exhibit the likelihood to meet or exceed future earnings expectations. We use proprietary valuation, earnings surprise and trading momentum models to rank securities in terms of their valuation, potential for delivering future earnings in excess of current analyst expectations and overall attractiveness. The sell discipline is based on declining earnings expectations or significantly overvalued stock price. Stocks that fall below minimum threshold rankings in either the valuation or earnings models are candidates for sale. Upon the sale of any security, the proceeds are generally fully reinvested in the most attractive security within the universe that also contributes to the portfolio's diversification and risk controls.
The Fund's portfolio may be invested in a smaller number of stocks than many other similar mutual funds.	This strategy is not part of the Fund's principal investment strategy.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Small/Mid Cap Core Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen Golden Core Opportunities Fund may invest a greater percentage of its assets in securities, other than small- to mid-cap equity securities, an investment in Evergreen Golden Core Opportunities Fund may be subject to the risks associated with those securities to a greater extent than an investment in the Wells Fargo Advantage Small/Mid Cap Core Fund. Also, since Evergreen Golden Core Opportunities Fund may invest up to 20% of its assets in common stocks of companies of any size, preferred stocks and securities convertible to common stocks, an investment in Evergreen Golden Core Opportunities Fund may be subject to the risks associated with investments in the stocks of large companies and convertible securities to a greater extent than an investment in the Wells Fargo Advantage Small/Mid Cap Core Fund.

Principal Risks
 Active Trading Risk
 Counter-Party Risk
 Derivatives Risk
 Growth Style Investment Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk
 Smaller Company Securities Risk
 Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Golden Core Opportunities Fund

Highest Quarter:	3rd Quarter 2009	+15.75%
Lowest Quarter:	4th Quarter 2008	-31.45%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Golden Core Opportunities Fund	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Class A (before taxes)	12/17/2007	23.10%	N/A	-17.66%
Class A (after taxes on distributions)	12/17/2007	23.10%	N/A	-17.66%
Class A (after taxes on distributions and the sale of Fund Shares)	12/17/2007	15.02%	N/A	-14.77%
Class B (before taxes)	12/17/2007	24.60%	N/A	-17.01%
Class C (before taxes)	12/17/2007	28.60%	N/A	-15.76%
Class I (before taxes)	12/17/2007	31.02%	N/A	-15.00%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)		34.39%	N/A	-6.44%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Small/Mid Cap Core Fund differs from the schedule applicable to Evergreen Golden Core Opportunities Fund in the following ways: (i) the Wells Fargo Advantage Small/Mid Cap Core Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999; and (ii) those between $250,000 and $499,999 are higher than Evergreen Golden Core Opportunities Fund's front-end sales charge on similar purchases of Class A shares.

Through the Merger, Class B shareholders of Evergreen Golden Core Opportunities Fund will receive Class A shares of the Wells Fargo Advantage Small/Mid Cap Core Fund and will have any remaining CDSC waived, but they will have a Class A front-end sales charge for additional purchases as described above. The sales charge schedule applicable to Class C shares of the Wells Fargo Advantage Small/Mid Cap Core Fund is identical to the sales charge schedule for the corresponding class of shares of Evergreen Golden Core Opportunities Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Golden Core Opportunities Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Small/Mid Cap Core Fund (Pro Forma)
	Class A1	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[2]	1.00%	None
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Golden Core Opportunities Fund
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	2.32%	1.50%
Class B	3.07%	2.25%
Class C	3.07%	2.25%
Class I	2.07%	1.25%
1	The Fund's investment adviser has contractually agreed to waive the management fee and/or reimburse expenses until September 19, 2010 in order to limit direct Total Annual Fund Operating Expenses so that they do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown.

Wells Fargo Advantage Small/Mid Cap Core Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	1.79%	1.40%
Class C	2.54%	2.15%
Administrator Class	1.63%	1.15%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Golden Core Opportunities Fund and the Wells Fargo Advantage Small/Mid Cap Core Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A and Class C shares of Evergreen Golden Core Opportunities Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Small/Mid Cap Core Fund, Class A and Class C shares of the Wells Fargo Advantage Small/Mid Cap Core Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A and Class C shares that you bear will not change as a result of the Merger.

Following the Merger, Class B shareholders of Evergreen Golden Core Opportunities Fund, which currently bear a 1.00% 12b-1 fee, will receive Class A shares of the Wells Fargo Advantage Small/Mid Cap Core Fund and will be subject to a shareholder servicing fee of 0.25% and no 12b-1 fees, with a net decrease in 12b-1/shareholder servicing fees of 0.75%. Class I shareholders of Evergreen Golden Core Opportunities Fund, which currently do not bear 12b-1/shareholder servicing fees, will receive Administrator Class shares of the Wells Fargo Advantage Small/Mid Cap Core Fund and will be subject to a shareholder servicing fee of 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 230% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Small/Mid Cap Core Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Golden Capital Management, LLC
Portfolio Manager	John R. Campbell, CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN GLOBAL LARGE CAP EQUITY FUND INTO WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Global Large Cap Equity Fund:	You will get this class of shares of Wells Fargo Advantage Disciplined Global Equity Fund[1]:
Class A	Class A
Class B2	Class A
Class C	Class C
Class I	Administrator Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Global Large Cap Equity Fund and the Wells Fargo Advantage Disciplined Global Equity Fund have similar investment goals and strategies. Evergreen Global Large Cap Equity Fund seeks long-term capital growth and the Wells Fargo Advantage Disciplined Global Fund seeks long-term capital appreciation. Both Funds may invest in equity securities of foreign companies and may invest more than 25% of their assets in any one country. Some differences include: (i) Evergreen Global Large Cap Equity Fund normally invests at least 80% of its assets in securities of large companies located in the world's major industrialized countries, while Wells Fargo Advantage Disciplined Global Fund normally invests at least 80% of its assets in equity securities of companies of any capitalization size located in no fewer than three countries; (ii) the Wells Fargo Advantage Disciplined Global Equity Fund may invest up to 20% of its assets in emerging market equity securities, while investing in emerging market equity securities is not a principal investment strategy for Evergreen Global Large Cap Equity Fund; (iii) Evergreen Global Large Cap Equity Fund seeks to maintain a dollar-weighted average market capitalization of about $10 billion, while Wells Fargo Advantage Disciplined Global Equity Fund does not have a similar principal investment strategy; (iv) Evergreen Global Large Cap Equity Fund's allocation between U.S. and foreign securities will be within 10% of the U.S. and foreign weighting of the MSCI World Free Index, while the Wells Fargo Advantage Disciplined Global Equity Fund does not have a similar principal investment strategy; and (v) the Wells Fargo Advantage Disciplined Global Equity Fund may engage in foreign currency hedging, while Evergreen Global Large Cap Equity Fund does not engage in foreign currency hedging as a principal investment strategy. This means the characteristics of the Wells Fargo Advantage Disciplined Global Equity Fund's portfolio will differ from those of Evergreen Global Large Cap Equity Fund's portfolio and Wells Fargo Advantage Disciplined Global Equity Fund may invest a greater percentage of its assets in small- and mid-cap company securities and emerging market equity securities and may engage in foreign currency hedging.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN GLOBAL LARGE CAP EQUITY FUND (Target Fund)	WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks to provide shareholders with long-term growth of capital.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in the equity securities of large companies located in the world's major industrialized countries (i.e., companies whose market capitalizations fall within the range tracked by the Morgan Stanley Capital International World Free Index (MSCI World Free Index) at the time of purchase). As of December 31, 2009, the MSCI World Free Index had a market capitalization range of approximately $606 million to $328 billion. Under normal market conditions, the Fund seeks to maintain a dollar-weighted average market capitalization of about $10 billion. The Fund makes investments in no fewer than three countries, including the U.S., and may invest more than 25% of its assets in any one country. Under normal circumstances, the Fund's allocation between U.S. and foreign securities will be within 10% of the U.S. and foreign weightings of the MSCI World Free Index.	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country. We normally invest up to 20% of the Fund's total assets in emerging market equity securities. We invest principally in equity securities of companies located worldwide. We invest primarily in developed countries, but may invest in emerging markets.
The Fund may, but will not necessarily, use derivatives.	Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The Fund's portfolio manager relies on both growth- and value-oriented investment disciplines. "Growth" stocks are stocks of companies that the Fund's portfolio manager believes are expected to have above average earnings growth or improvement in earnings. "Value" stocks are stocks of companies that the Fund's portfolio manager believes are undervalued. Additionally, the portfolio manager may consider the stocks of companies which he believes have a unique competitive position or proven record of leadership, or of a company that has, in other ways, undertaken efforts to strengthen its leadership position.	We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the benchmark, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Disciplined Global Equity Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen Global Large Cap Equity Fund does not engage in foreign currency hedging as part of its principal investment strategy, an investment in the Wells Fargo Advantage Disciplined Global Equity Fund may be subject to currency hedging risk to a greater extent than Evergreen Global Large Cap Equity Fund. Also, because Wells Fargo Advantage Disciplined Global Equity Fund invests a greater percentage of its assets in small- and mid-cap company securities and emerging market equity securities, an investment in the Wells Fargo Advantage Disciplined Global Equity Fund may be subject to smaller company securities risk and emerging markets risk to a greater extent than an investment in Evergreen Global Large Cap Equity Fund.

Principal Risks
 Counter-Party Risk
 Country Concentration Risk
 Currency Hedging Risk
 Derivatives Risk
 Emerging Markets Risk
 Foreign Investment Risk
 Growth Style Investment Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk
 Smaller Company Securities Risk
 Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class I Shares (%) for Evergreen Global Large Cap Equity Fund

Highest Quarter:	2nd Quarter 2009	+19.47%
Lowest Quarter:	4th Quarter 2008	-20.34%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Global Large Cap Equity Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	6/3/1996	18.60%	0.03%	-2.14%
Class B (before taxes)	6/3/1996	19.89%	0.17%	-2.29%
Class C (before taxes)	6/3/1996	23.87%	0.49%	-2.28%
Class I (before taxes)	11/1/1995	26.10%	1.50%	-1.30%
Class I (after taxes on distributions)	11/1/1995	25.93%	0.71%	-1.78%
Class I (after taxes on distributions and the sale of Fund Shares)	11/1/1995	17.55%	1.56%	-0.99%
MSCI World Free Index (Net) (reflects no deduction for fees, expenses, or taxes)		29.99%	2.01%	-0.24%
1	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Disciplined Global Equity Fund differs from the schedule applicable to Evergreen Global Large Cap Equity Fund in the following ways: (i) the Wells Fargo Advantage Disciplined Global Equity Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999; and (ii) those between $250,000 and $499,999 are higher than Evergreen Global Large Cap Equity Fund's front-end sales charge on similar purchases of Class A shares.

Through the Merger, Class B shareholders of Evergreen Global Large Cap Equity Fund will receive Class A shares of the Wells Fargo Advantage Disciplined Global Equity Fund and will have any remaining CDSC waived, but they will have a Class A front-end sales charge for additional purchases as described above. The sales charge schedule applicable to Class C shares of the Wells Fargo Advantage Disciplined Global Equity Fund is identical to the sales charge schedule for the corresponding class of shares of Evergreen Global Large Cap Equity Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Global Large Cap Equity Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Disciplined Global Equity Fund (Pro Forma)
	Class A1	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[2]	1.00%	None
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Global Large Cap Equity Fund
Total Annual Fund Operating Expenses[1]
Class A	2.11%
Class B	2.86%
Class C	2.86%
Class I	1.86%
1	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.61% for Class A, 2.36% for Class B, 2.36% for Class C and 1.36% for Class I. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage Disciplined Global Equity Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	1.48%	1.40%
Class C	2.23%	2.15%
Administrator Class	1.32%	1.15%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Global Large Cap Equity Fund and the Wells Fargo Advantage Disciplined Global Equity Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A and Class C shares of Evergreen Global Large Cap Equity Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Disciplined Global Equity Fund, Class A and Class C shares of the Wells Fargo Advantage Disciplined Global Equity Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A and Class C shares that you bear will not change as a result of the Merger.

Following the Merger, Class B shareholders of Evergreen Global Large Cap Fund, which currently bear a 1.00% 12b-1 fee, will receive Class A shares of the Wells Fargo Advantage Disciplined Global Equity Fund and will be subject to a shareholder servicing fee of 0.25% and no 12b-1 fees, with a net decrease in 12b-1/shareholder servicing fees of 0.75%. Class I shareholders of Evergreen Global Large Cap Equity Fund, which currently do not bear 12b-1/shareholder servicing fees, will receive Administrator Class shares of the Wells Fargo Advantage Disciplined Global Equity Fund and will be subject to a shareholder servicing fee of 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 25% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Disciplined Global Equity Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Manager	William E. Zieff

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN GLOBAL OPPORTUNITIES FUND INTO WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Global Opportunities Fund:	You will get this class of shares of Wells Fargo Advantage Global Opportunities Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I	Administrator Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Global Opportunities Fund and the Wells Fargo Advantage Global Opportunities Fund have similar investment goals and strategies. Evergreen Global Opportunities Fund seeks capital growth and the Wells Fargo Advantage Global Opportunities Fund seeks long-term capital appreciation. Both Funds invest in securities of issuers located in at least three countries, which may include the U.S. Some differences include the following: (i) Evergreen Global Opportunities Fund normally invests at least 65% of its assets in equity securities and invests principally in small- to medium-sized companies, while the Wells Fargo Advantage Global Opportunities Fund normally invests at least 80% of its assets in equity securities of small- to medium-sized companies; (ii) the Wells Fargo Advantage Global Opportunities Fund may only invest up to 20% of its total assets in emerging market equity securities, while Evergreen Global Opportunities Fund does not limit its investments in emerging market equity securities; (iii) Wells Fargo Advantage Global Opportunities Fund may invest more than 25% of its total assets in any one country, while Evergreen Global Opportunities Fund does not have a similar principal investment strategy; (iv) Evergreen Global Opportunities Fund invests principally in companies with market capitalizations under $8.5 billion at the time of purchase, while Wells Fargo Advantage Global Opportunities Fund invests principally in companies within the range of the S&P Global MidSmall Cap Index; and (v) the Wells Fargo Advantage Global Opportunities Fund reserves the right to engage in foreign currency hedging, while Evergreen Global Opportunities Fund does not engage in foreign currency hedging as a principal investment strategy. This means the characteristics of the Wells Fargo Advantage Global Opportunities Fund's portfolio may differ from Evergreen Global Opportunities Fund's portfolio and the Wells Fargo Advantage Global Opportunities Fund may invest a greater percentage of its assets in small-sized companies, concentrate its investments in one country and engage in foreign currency hedging, while Evergreen Global Opportunities Fund may invest a greater percentage of its assets in emerging market equity securities.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN GLOBAL OPPORTUNITIES FUND (Target Fund)	WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 65% of its assets in equity securities such as common stocks, convertible securities, and preferred stocks. The Fund normally holds securities of issuers located in at least three countries (which may include the U.S.). The Fund may invest in countries with developed or emerging markets.	Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- to medium- sized companies. We invest in the securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. We invest up to 20% of the Fund's total assets in emerging market equity securities. We invest primarily in developed countries, but may invest in emerging markets.
The Fund invests principally in small- to medium-sized companies (i.e., companies with market capitalizations under $8.5 billion at the time of purchase). The portfolio managers seek to identify countries where economic, financial, and political factors are favorable to the growth prospects of companies in which the Fund invests. The portfolio managers may invest in certain securities or securities denominated in certain currencies to take advantage of anticipated favorable changes in foreign currency exchange rates.	We invest principally in equity securities of small- to medium- sized companies, which we define as companies with market capitalizations within the range of the S&P Global MidSmall Cap Index. The market capitalization range of the S&P Global MidSmall Cap Index was from less than $1 million to $27 billion, as of December 31, 2009, and is expected to change frequently.
The Fund may also invest in U.S. Government securities and debt securities of foreign governmental entities and of international or supranational agencies or organizations (such as the World Bank) and in time deposits with U.S. and foreign banks. The Fund may hold a portion of its assets in cash and cash equivalents.	This strategy is not part of the Fund's principal investment strategy.
The Fund may, but will not necessarily, use derivatives.	Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.
In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, positioned to achieve above average increases in revenue and/or free cash flow and otherwise have strong prospects for continued growth and/or that are undervalued companies relative to an assessment of their intrinsic value.	We utilize international and U.S. specialist investment teams, each of which seeks small capitalization and mid capitalization companies with improving outlooks at reasonable valuations. We believe the global small capitalization and mid capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to Wells Fargo Advantage Global Opportunities Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen Global Opportunities Fund has no limit on investments in emerging market equity securities, an investment in Evergreen Global Opportunities Fund may be subject to emerging markets risk to a greater extent than an investment in the Wells Fargo Advantage Global Opportunities Fund. Also, because Evergreen Global Opportunities Fund may not engage in foreign currency hedging as part of its principal investment strategy and the Wells Fargo Advantage Global Opportunities Fund normally invests 80% of its assets in small- to medium-sized company securities and may invest more than 25% of its total assets in any one country, an investment in the Wells Fargo Advantage Global Opportunities Fund may be subject to currency hedging risk, smaller company securities risk and country concentration risk to a greater extent than an investment in Evergreen Global Opportunities Fund.

Principal Risks
 Active Trading Risk
 Counter-Party Risk
 Country Concentration Risk
 Currency Hedging Risk
 Derivatives Risk
 Emerging Markets Risk
 Foreign Investment Risk
 Growth Style Investment Risk
 Leverage Risk
 Issuer Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regional Risk
 Regulatory Risk
 Smaller Company Securities Risk
 Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Global Opportunities Fund

Highest Quarter:	2nd Quarter 2003	+21.87%
Lowest Quarter:	3rd Quarter 2001	-21.54%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Global Opportunities Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	3/16/1988	20.07%	4.44%	3.73%
Class A (after taxes on distributions)	3/16/1988	20.32%	3.81%	2.59%
Class A (after taxes on distributions and the sale of Fund Shares)	3/16/1988	13.47%	3.90%	2.74%
Class B (before taxes)	2/1/1993	21.47%	4.59%	3.58%
Class C (before taxes)	2/1/1993	25.43%	4.92%	3.59%
Class I (before taxes)	1/13/1997	27.72%	5.97%	4.60%
S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)		39.43%	3.29%	5.49%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Global Opportunities Fund differs from the schedule applicable to Evergreen Global Opportunities Fund in the following ways: (i) the Wells Fargo Advantage Global Opportunities Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999; and (ii) those between $250,000 and $499,999 are higher than Evergreen Global Opportunities Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage Global Opportunities Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen Global Opportunities Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Global Opportunities Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Global Opportunities Fund (Pro Forma)
	Class A	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Global Opportunities Fund
Total Annual Fund Operating Expenses[1]
Class A	1.75%
Class B	2.50%
Class C	2.50%
Class I	1.50%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Global Opportunities Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.59%	1.59%
Class B	0.01%	2.34%	2.34%
Class C	0.01%	2.34%	2.34%
Administrator Class	0.01%	1.43%	1.41%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.58% for Class A, 2.33% for Class B, 2.33% for Class C, and 1.40% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Global Opportunities Fund and the Wells Fargo Advantage Global Opportunities Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A, Class B, and Class C shares of Evergreen Global Opportunities Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Global Opportunities Fund, Class A, Class B, and Class C shares of the Wells Fargo Advantage Global Opportunities Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A, Class B, and Class C shares that you bear will not change as a result of the Merger. Class I shareholders of Evergreen Global Opportunities Fund, which currently do not bear 12b-1 fee/shareholder servicing fees, will receive Administrator Class shares of the Wells Fargo Advantage Global Opportunities Fund and will be subject to a shareholder servicing fee of 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 170% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Global Opportunities Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Francis X. Claro, CFA James M. Tringas, CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN INTRINSIC WORLD EQUITY FUND INTO WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Intrinsic World Equity Fund:	You will get this class of shares of Wells Fargo Advantage Intrinsic World Equity Fund[1]:
Class A	Class A
Class B2	Class A
Class C	Class C
Class I	Administrator Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Intrinsic World Equity Fund and the Wells Fargo Advantage Intrinsic World Equity Fund have similar investment goals and strategies. Evergreen Intrinsic World Equity Fund seeks long-term capital growth and the Wells Fargo Advantage Intrinsic World Equity Fund seeks long-term capital appreciation. Both Funds normally invest at least 80% of their assets in equity securities. Evergreen Intrinsic World Equity Fund invests in companies of any capitalization located anywhere in the world, including in emerging markets, whereas the Wells Fargo Advantage Intrinsic World Equity Fund primarily invests in 40 to 60 companies located primarily in developed countries but may invest in emerging markets. Both Funds may invest more than 25% of their assets in any one country. Under normal circumstances, between 30% and 70% of both Funds' portfolios will be allocated to U.S. securities. Both Funds generally invest in a smaller number of stocks than other mutual funds. One difference is that the Wells Fargo Advantage Intrinsic World Equity Fund may invest only up to 20% of its assets in emerging market equity securities, while Evergreen Intrinsic World Equity Fund does not expressly limit its investments in emerging market equity securities. This means Evergreen Intrinsic World Equity Fund may invest a greater percentage of its assets in emerging market equity securities.
A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN INTRINSIC WORLD EQUITY FUND (Target Fund)	WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in equity securities, including common and preferred stocks and securities convertible into common or preferred stocks, of companies of any market capitalization located anywhere in the world (i.e., companies whose market capitalizations fall within the range tracked by the Morgan Stanley Capital International World IndexSM (MSCI World Index) at the time of purchase). As of December 31, 2009, the MSCI World Index had a market capitalization range of approximately $606 million to $328 billion. The Fund will invest in the securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its assets in any one country. Under normal circumstances, between 30% and 70% of the Fund's portfolio will be allocated to U.S. securities. The Fund may invest in companies located in countries with developed or emerging markets. Up to 20% of the Fund's assets may be held in cash, or invested in cash equivalents and debt instruments of any quality.	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. Under normal circumstances, we invest between 30% and 70% of the Fund's total assets in equity securities of U.S. companies. We invest primarily in developed countries, but may invest up to 20% of the Fund's total assets in emerging market equity securities. We invest principally in equity securities of approximately 40 to 60 companies located worldwide.
In addition, the Fund may invest in derivatives, including futures, options and swaps.	Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The portfolio managers will utilize a long-term focus that is intended to take advantage of investment opportunities presented by what the portfolio managers believe are short-term price anomalies in high-quality stocks. The Fund's portfolio managers generally seek to invest in companies with established operating histories, financial strength and management expertise, among other factors. The portfolio managers seek equity securities that are trading at a discount to what the portfolio managers believe are their estimated intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that the portfolio managers believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. The Fund may be invested in a smaller number of stocks than many other similar mutual funds.	We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities. We may invest in any sector or country, and at times we may emphasize one or more particular sectors or countries. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Intrinsic World Equity Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because the Wells Fargo Advantage Intrinsic World Equity Fund places a limit on investment in emerging market equity securities, an investment in Evergreen Intrinsic World Equity Fund may be subject to emerging markets risk to a greater extent than an investment in the Wells Fargo Advantage Intrinsic World Equity Fund.

Principal Risks
 Counter-Party Risk
 Derivatives Risk
 Emerging Markets Risk
 Foreign Investment Risk
 Issuer Risk
 Issuer Concentration Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk
 Smaller Company Securities Risk
 Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Intrinsic World Equity Fund

Highest Quarter:	2nd Quarter 2009	+25.16%
Lowest Quarter:	4th Quarter 2008	-18.80%

Average Annual Total Returns for the period ended 12/31/2009[1]
Evergreen Intrinsic World Equity Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	4/30/1996	25.10%	1.00%	2.03%
Class A (after taxes on distributions)	4/30/1996	25.05%	-0.35%	1.22%
Class A (after taxes on distributions and the sale of Fund Shares)	4/30/1996	16.62%	0.94%	1.74%
Class B (before taxes)	5/18/2007	26.71%	1.56%	2.44%
Class C (before taxes)	5/18/2007	30.76%	1.82%	2.45%
Class I (before taxes)	5/18/2007	33.09%	2.32%	2.70%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		29.99%	2.01%	-0.24%
1	Historical performance shown for Classes B, C and I prior their inception is based on the performance of Class A. Historical performance for Class A prior to 5/21/2007 is based on the performance of the Fund's predecessor fund, Atlas Global Growth Fund. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and fund's predecessor fund and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, 5 and 10 year returns for Classes B and C would have been lower while 5 and 10 year returns for Class I would have been higher.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
3	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Intrinsic World Equity Fund differs from the schedule applicable to Evergreen Intrinsic World Equity Fund in the following ways: (i) the Wells Fargo Advantage Intrinsic World Equity Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999; and (ii) those between $250,000 and $499,999 are higher than Evergreen Intrinsic World Equity Fund's front-end sales charge on similar purchases of Class A shares.

Through the Merger, Class B shareholders of Evergreen Intrinsic World Equity Fund will receive Class A shares of the Wells Fargo Advantage Intrinsic World Equity Fund and will have any remaining CDSC waived, but they will have a Class A front-end sales charge for additional purchases as described above. The sales charge schedule applicable to Class C shares of the Wells Fargo Advantage Intrinsic World Equity Fund is identical to the sales charge schedule for the corresponding class of shares of Evergreen Intrinsic World Equity Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Intrinsic World Equity Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Intrinsic World Equity Fund (Pro Forma)
	Class A1	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[2]	1.00%	None
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Intrinsic World Equity Fund
Total Annual Fund Operating Expenses
Class A	1.58%
Class B	2.33%
Class C	2.33%
Class I	1.33%

Wells Fargo Advantage Intrinsic World Equity Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	1.50%	1.40%
Class C	2.25%	2.15%
Administrator Class	1.34%	1.15%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.40% for Class A, 2.15% for Class C, and 1.15% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Intrinsic World Equity Fund and the Wells Fargo Advantage Intrinsic World Equity Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A and Class C shares of Evergreen Intrinsic World Equity Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Intrinsic World Equity Fund, Class A and Class C shares of the Wells Fargo Advantage Intrinsic World Equity Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A and Class C shares that you bear will not change as a result of the Merger.

Following the Merger, Class B shareholders of Evergreen Intrinsic World Equity Fund, which currently bear a 1.00% 12b-1 fee, will receive Class A shares of the Wells Fargo Advantage Intrinsic World Equity Fund and will be subject to a shareholder servicing fee of 0.25% and no 12b-1 fees, with a net decrease in 12b-1/shareholder servicing fees of 0.75%. Class I shareholders of Evergreen Intrinsic World Equity Fund, which currently do not bear 12b-1/shareholder servicing fees, will receive Administrator Class shares of Wells Fargo Advantage Intrinsic World Equity Fund and will be subject to a shareholder servicing fee of 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 16% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Intrinsic World Equity Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Metropolitan West Capital Management, LLC
Portfolio Managers	Howard Gleicher, CFA Gary Lisenbee David Graham Jeffrey Peck

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN STRATEGIC MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Strategic Municipal Bond Fund:	You will get this class of shares of Wells Fargo Advantage Strategic Municipal Bond Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I	Administrator Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Strategic Municipal Bond Fund and the Wells Fargo Advantage Strategic Municipal Bond Fund have similar investment goals and strategies. Evergreen Strategic Municipal Bond Fund seeks current income exempt from regular federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return, and the Wells Fargo Advantage Strategic Municipal Bond Fund seeks current income exempt from regular federal income tax. Both Funds normally invest at least 80% of their assets in municipal securities, the interest of which is exempt from federal income tax, other than the alternative minimum tax. One difference is that Evergreen Strategic Municipal Bond Fund may invest up to 100% of its assets in below investment grade municipal securities, while the Wells Fargo Advantage Strategic Municipal Bond Fund may invest only up to 35% of its assets in such securities. This means that Evergreen Strategic Municipal Bond Fund may have a substantially greater percentage of its assets invested in below investment grade municipal securities.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN STRATEGIC MUNICIPAL BOND FUND (Target Fund)	WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, as part of a long-term strategy of achieving tax-advantaged total return.	The Fund seeks current income exempt from regular federal income tax.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests principally in a diversified portfolio of municipal securities. The Fund may invest up to 100% of its assets in high-yield, high-risk (below investment grade) municipal securities (sometimes referred to as "high yiled" or "junk bonds"). During normal market conditions, at least 80% of the Fund's assets are invested in municipal securities, the interest from which is exempt from federal income taxes, other than the alternative minimum tax, without limitation as to quality ratings, maturity ranges, duration or types of issuers. Up to 20% of the Fund's assets may, under normal conditions, be invested in taxable securities.	Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities of states, territories and possessions of the United States that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We invest up to 35% of the Fund's total assets in below investment-grade municipal securities or securities that may be unrated and deemed by us to be of comparable quality. We may also invest any amount in securities that pay interest subject to federal AMT.
The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.	We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
When purchasing securities, the Fund's portfolio manager seeks municipal securities which offer yields that compensate for the risk of holding such securities. In selecting securities for purchase, the portfolio manager uses research which focuses on factors affecting the creditworthiness of the issuing municipality, including the economic vitality of the issuer, and the collateral and revenues supporting the municipal security. The portfolio manager also takes into account interest rates and security characteristics.	We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. We may actively trade portfolio securities.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and the Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Strategic Municipal Bond Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen Strategic Municipal Bond Fund may invest a greater percentage of its assets in below investment grade municipal securities, an investment in Evergreen Strategic Municipal Bond Fund may be subject to high yield securities risk to a greater extent than an investment in the Wells Fargo Advantage Strategic Municipal Bond Fund.

Principal Risks
 Counter-Party Risk
 Debt Securities Risk
 Derivatives Risk
 High Yield Securities Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Municipal Securities Risk
 Regulatory Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Strategic Municipal Bond Fund

Highest Quarter:	1st Quarter 2000	+2.80%
Lowest Quarter:	4th Quarter 2008	-1.00%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Strategic Municipal Bond Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/1/1994	1.82%	2.32%	3.60%
Class A (after taxes on distributions)	12/1/1994	1.82%	2.31%	3.58%
Class A (after taxes on distributions and the sale of Fund Shares)	12/1/1994	2.33%	2.45%	3.61%
Class B (before taxes)	3/21/1985	1.13%	2.19%	3.35%
Class C (before taxes)	8/18/1997	5.11%	2.55%	3.35%
Class I (before taxes)	10/6/1997	7.19%	3.58%	4.38%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.75%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Strategic Municipal Bond Fund differs from the schedule applicable to Evergreen Strategic Municipal Bond Fund in the following way: Wells Fargo Advantage Strategic Municipal Bond Fund's front-end sales charges on purchases of Class A shares up to $249,999 are slightly lower than Evergreen Strategic Municipal Bond Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage Strategic Municipal Bond Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen Strategic Municipal Bond Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Strategic Municipal Bond Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Strategic Municipal Bond Fund (Pro Forma)
	Class A	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Strategic Municipal Bond Fund
	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses[1]
Class A	0.02%	1.03%
Class B	0.02%	1.78%
Class C	0.02%	1.78%
Class I	0.02%	0.78%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Strategic Municipal Bond Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.02%	0.88%	0.88%
Class B	0.02%	1.63%	1.63%
Class C	0.02%	1.63%	1.63%
Administrator Class	0.02%	0.82%	0.70%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, and 0.68% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Strategic Municipal Bond Fund and the Wells Fargo Advantage Strategic Municipal Bond Fund have each adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (a "Distribution Plan"). Although the fees charged to Class A, B, and C shares of Evergreen Strategic Municipal Bond Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Strategic Municipal Bond Fund, Class A, B, and C shares of the Wells Fargo Advantage Strategic Municipal Bond Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A, B, and C shares that you bear will not change as a result of the Merger. Class I shareholders of Evergreen Strategic Municipal Bond Fund, which currently do not bear 12b-1/shareholder servicing fees, will receive Administrator Class shares of the Wells Fargo Advantage Strategic Municipal Bond Fund and will be subject to a shareholder servicing fee of 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 53% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Strategic Municipal Bond Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Lyle J. Fitterer, CFA, CPA Mathew M. Kiselak Julio C. Bonilla, CFA

 Although your Target Fund will be the accounting and performance survivor in the Merger, the Acquiring Fund will have different portfolio managers than that of your Target Fund.

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen North Carolina Municipal Bond Fund:	You will get this class of shares of Wells Fargo Advantage North Carolina Tax-Free Fund[1]:
Class A	Class A
Class B2	Class A
Class C	Class C
Class I3	Institutional Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
3	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Although the investment goals and certain strategies of Evergreen North Carolina Municipal Bond Fund and the Wells Fargo Advantage North Carolina Tax-Free Fund differ in certain respects, both Funds invest in similar securities. Evergreen North Carolina Municipal Bond Fund seeks current income exempt from federal income tax, other than the alternative minimum tax, and North Carolina state income tax as part of a long-term strategy of achieving tax-advantaged total return. The Wells Fargo Advantage North Carolina Tax-Free Fund seeks current income exempt from federal income tax and North Carolina individual income tax. Although both Funds normally invest at least 80% of their assets in municipal securities that pay interest exempt from federal income tax and North Carolina income tax, Wells Fargo Advantage North Carolina Tax-Free Fund seeks to also limit alternative minimum tax. The Wells Fargo Advantage North Carolina Tax-Free Fund may invest no more than 20% of its assets in securities subject to the alternative minimum tax. Because Evergreen North Carolina Municipal Bond Fund may invest a greater percentage of its assets in municipal securities subject to the alternative minimum tax, its shareholders may receive a greater percentage of distributions that are subject to alternative minimum tax than those of the Wells Fargo Advantage North Carolina Tax-Free Fund. Another difference is that Evergreen North Carolina Municipal Bond Fund may invest up to 20% of its assets in below investment grade bonds, while the Wells Fargo Advantage North Carolina Tax-Free Fund may invest only up to 10% of its assets in below investment grade municipal securities. This means Evergreen North Carolina Municipal Bond Fund may invest a greater percentage of its assets in below investment grade bonds.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND (Target Fund)	WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks current income exempt from federal income tax, other than the alternative minimum tax, and North Carolina state income tax as part of a long-term strategy of achieving tax-advantaged total return.	The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities, the interest from which is exempt from federal income taxes, other than the alternative minimum tax, and from income taxes in the State of North Carolina. The Fund may also invest up to 20% of its assets in high-quality short-term taxable obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in investment grade bonds. For purposes of this test, an investment in a municipal money market fund will be considered the equivalent of an investment grade bond investment. The Fund may invest up to 20% of its assets in bonds rated below investment grade, but the Fund will not invest in bonds that are rated below B.	Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and North Carolina individual income tax. We invest up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We also invest up to 10% of the Fund's total assets in below investment-grade municipal securities or securities that may be unrated or deemed by us to be of comparable quality. Our investment holdings may include municipal securities issued by the state of North Carolina and its subdivisions, authorities, instrumentalities and corporations as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified.
In purchasing municipal securities, the portfolio manager considers the potential value of the securities relative to municipal market prices. Security ratings are determined at the time of investment based on ratings received by nationally recognized statistical organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio managers. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio managers consider retention advisable.	We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate. There is no assurance that a Fund will sell an investment prior to a decline in its value or that a Fund will be able to sell an investment when a portfolio manager wishes to do so.	We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.
Although the Fund may invest in securities of any maturity, the Fund will generally seek to maintain a dollar-weighted average maturity between 5 and 20 years. The dollar-weighted average duration of the Fund's portfolio will not be subject to any restriction.	Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.
The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.	We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage North Carolina Tax-Free Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen North Carolina Municipal Bond Fund may invest a greater percentage of its assets in below investment grade bonds and in municipal securities subject to the alternative minimum tax, an investment in Evergreen North Carolina Municipal Bond Fund is more likely to result in a greater extent of distributions being subject to the alternative minimum tax and may be subject to high yield securities risk to a greater extent than an investment in the Wells Fargo Advantage North Carolina Tax-Free Fund.

Principal Risks
 Counter-Party Risk
 Debt Securities Risk
 Derivatives Risk
 High Yield Securities Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Municipal Securities Risk
 Non-Diversification Risk
 North Carolina Municipal Securities Risk
 Regulatory Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen North Carolina Municipal Bond Fund

Highest Quarter:	3rd Quarter 2009	+6.55%
Lowest Quarter:	3rd Quarter 2008	-3.36%

Average Annual Total Returns for the period ended 12/31/2009[1]
Evergreen North Carolina Municipal Bond Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/11/1993	7.23%	1.57%	3.70%
Class A (after taxes on distributions)	1/11/1993	7.22%	1.57%	3.63%
Class A (after taxes on distributions and the sale of Fund Shares)	1/11/1993	6.23%	1.89%	3.71%
Class B (before taxes)	1/11/1993	6.73%	1.47%	3.45%
Class C (before taxes)	3/27/2002	10.73%	1.82%	3.62%
Class I (before taxes)	2/28/1994	12.84%	2.84%	4.48%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.75%
Barclays Capital N. Carolina Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		11.40%	4.69%	6.06%
1	Historical performance shown for Class C prior to its inception is based on the performance of Class A, one of the original classes offered along with Class B. The historical returns for Class C have not been adjusted to reflect the effect of its 12b-1 fee. This fee is a 12b-1 fee of 0.25% for Class A and 1.00% for Class C. If these fees had been reflected, 10 year returns for Class C would have been lower.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
3	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage North Carolina Tax-Free Fund differs from the schedule applicable to Evergreen North Carolina Municipal Bond Fund in the following way: the Wells Fargo Advantage North Carolina Tax-Free Fund's front-end sales charges on purchases of Class A shares up to $249,999 are slightly lower than Evergreen North Carolina Municipal Bond Fund's front-end sales charge on similar purchases of Class A shares.

Through the Merger, Class B shareholders of Evergreen North Carolina Municipal Bond Fund will receive Class A shares of the Wells Fargo Advantage North Carolina Tax-Free Fund and will have any remaining CDSC waived, but they will have a Class A front-end sales charge for additional purchases as described above. The sales charge schedule applicable to Class C shares of the Wells Fargo Advantage North Carolina Tax-Free Fund is identical to the sales charge schedule for the corresponding class of shares of Evergreen North Carolina Municipal Bond Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen North Carolina Municipal Bond Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage North Carolina Tax-Free Fund (Pro Forma)
	Class A1	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[2]	1.00%	None
1	Former Class B shareholders of the Target Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen North Carolina Municipal Bond Fund
Total Annual Fund Operating Expenses
Class A	0.87%
Class B	1.62%
Class C	1.62%
Class I	0.62%

Wells Fargo Advantage North Carolina Tax-Free Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	0.87%	0.85%
Class C	1.62%	1.60%
Institutional Class	0.54%	0.54%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.85% for Class A, 1.60% for Class C, and 0.54% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen North Carolina Municipal Bond Fund and the Wells Fargo Advantage North Carolina Tax-Free Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A and Class C shares of Evergreen North Carolina Municipal Bond Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage North Carolina Tax-Free Fund, Class A and Class C shares of the Wells Fargo Advantage North Carolina Tax-Free Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A and Class C shares that you bear will not change as a result of the Merger.

Following the Merger, Class B shareholders of Evergreen North Carolina Municipal Bond Fund, which currently bear a 1.00% 12b-1 fee, will receive Class A shares of the Wells Fargo Advantage North Carolina Tax-Free Fund and will be subject to a shareholder servicing fee of 0.25% and no 12b-1 fees, with a net decrease in 12b-1/shareholder servicing fees of 0.75%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 48% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage North Carolina Tax-Free Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Mathew Kiselak Robert Miller

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Pennsylvania Municipal Bond Fund:	You will get this class of shares of Wells Fargo Advantage Pennsylvania Tax-Free Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I2	Institutional Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Although the investment goals and certain strategies of Evergreen Pennsylvania Municipal Bond Fund and the Wells Fargo Advantage Pennsylvania Tax-Free Fund differ in certain respects, both Funds invest in similar securities. Evergreen Pennsylvania Municipal Bond Fund seeks current income exempt from federal income tax, other than the alternative minimum tax, and Pennsylvania state income tax as part of a long-term strategy of achieving tax-advantaged total return. The Wells Fargo Advantage Pennsylvania Tax-Free Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax. Although both Funds normally invest at least 80% of their assets in municipal securities that pay interest exempt from federal income tax and Pennsylvania income tax, the Wells Fargo Advantage Pennsylvania Tax-Free Fund seeks to also limit alternative minimum tax. The Wells Fargo Advantage Pennsylvania Tax-Free Fund may invest no more than 20% of its assets in securities subject to the alternative minimum tax. Because Evergreen Pennsylvania Municipal Bond Fund may invest a greater percentage of its assets in municipal securities subject to the alternative minimum tax, its shareholders may be subject to more alternative minimum tax than those of the Wells Fargo Advantage Pennsylvania Tax-Free Fund. Another difference is that Evergreen Pennsylvania Municipal Bond Fund may invest up to 20% of its assets in below investment grade bonds, while the Wells Fargo Advantage Pennsylvania Tax-Free Fund may invest only up to 10% of its assets in below investment grade municipal securities. This means Evergreen Pennsylvania Municipal Bond Fund may invest a greater percentage of its assets in below investment grade bonds.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND (Target Fund)	WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks current income exempt from federal income taxes, other than the alternative minimum tax, and Pennsylvania state income tax as part of a long-term strategy of achieving tax-advantaged total return.	The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified fund that normally invests at least 80% of its assets in municipal securities issued by the Commonwealth of Pennsylvania, jurisdictions within the Commonwealth of Pennsylvania and possessions of the U.S. and their political subdivisions, that are exempt from federal income tax, other than the alternative minimum tax, and from income taxes of the Commonwealth of Pennsylvania. The Fund may also invest up to 20% of its assets in high-quality short-term obligations, which may include taxable securities. The Fund normally invests at least 80% of its assets in investment grade bonds. The Fund may invest up to 20% of its assets in bonds rated below investment grade (commonly referred to as "high yield" or "junk bonds"), but the Fund will not invest in bonds that are rated below B.	Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, including federal alternative minimum tax (AMT), and Pennsylvania individual income tax. We invest up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT. We also invest up to 10% of the Fund's total assets in below investment-grade municipal securities or in securities that may be unrated and deemed by us to be of comparable quality. Our investment holdings may include municipal securities issued by the Commonwealth of Pennsylvania and its subdivisions, authorities, instrumentalities and corporations as well as municipal securities issued by the territories and possessions of the United States. The Fund is considered to be non-diversified.
The Fund may invest in bonds of any maturity or duration but generally will maintain an overall portfolio with a dollar-weighted average maturity of 5 to 20 years.	Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be greater than 5 years and less than 20 years.
The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.	We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In purchasing municipal securities, the portfolio managers conduct an analysis of how well the securities fit into the Fund?s overall portfolio strategy, credit criteria and established price levels. Security ratings are determined at the time of investment and are based on ratings received by nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio manager. If a security is rated by more than one nationally recognized statistical ratings organization, the higher rating is used. The Fund may retain any security whose rating has been downgraded after purchase if the Fund's portfolio manager considers the retention advisable.	We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate. There is no assurance that a Fund will sell an investment prior to a decline in its value or that a Fund will be able to sell an investment when a portfolio manager wishes to do so.	We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Pennsylvania Tax-Free Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen Pennsylvania Municipal Bond Fund may invest a greater percentage of its assets in below investment grade bonds and in municipal securities subject to alternative minimum tax, an investment in Evergreen Pennsylvania Municipal Bond Fund is more likely to be subject to alternative minimum tax and may be subject to high yield securities risk to a greater extent than an investment in the Wells Fargo Advantage Pennsylvania Tax-Free Fund.

Principal Risks
 Counter-Party Risk
 Debt Securities Risk
 Derivatives Risk
 High Yield Securities Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Municipal Securities Risk
 Non-Diversification Risk
 Pennsylvania Municipal Securities Risk
 Regulatory Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Pennsylvania Municipal Bond Fund

Highest Quarter:	3rd Quarter 2009	+9.17%
Lowest Quarter:	4th Quarter 2008	-4.89%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Pennsylvania Municipal Bond Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/27/1990	12.40%	2.07%	4.07%
Class A (after taxes on distributions)	12/27/1990	12.39%	2.07%	4.02%
Class A (after taxes on distributions and the sale of Fund Shares)	12/27/1990	9.72%	2.37%	4.09%
Class B (before taxes)	2/1/1993	12.20%	2.00%	3.87%
Class C (before taxes)	2/1/1993	16.18%	2.34%	3.87%
Class I (before taxes)	11/24/1997	18.31%	3.37%	4.85%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.75%
Barclays Capital Pennsylvania Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		11.69%	4.50%	5.83%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Pennsylvania Tax-Free Fund differs from the schedule applicable to Evergreen Pennsylvania Municipal Bond Fund in the following way: the Wells Fargo Advantage Pennsylvania Tax-Free Fund's front-end sales charges on purchases of Class A shares below $249,999 are slightly lower than Evergreen Pennsylvania Municipal Bond Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and C shares of the Wells Fargo Advantage Pennsylvania Tax-Free Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen Pennsylvania Municipal Bond Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Pennsylvania Municipal Bond Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Pennsylvania Tax-Free Fund (Pro Forma)
	Class A	Class B	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Pennsylvania Municipal Bond Fund
Total Annual Fund Operating Expenses
Class A	0.74%
Class B	1.49%
Class C	1.49%
Class I	0.49%

Wells Fargo Advantage Pennsylvania Tax Free Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	0.86%	0.74%
Class B	1.61%	1.49%
Class C	1.61%	1.49%
Institutional Class	0.53%	0.49%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Pennsylvania Municipal Bond Fund and the Wells Fargo Advantage Pennsylvania Tax-Free Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A, Class B, and Class C shares of Evergreen Pennsylvania Municipal Bond Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Pennsylvania Tax-Free Fund, Class A, Class B, and Class C shares of the Wells Fargo Advantage Pennsylvania Tax-Free Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees that you bear will not change as a result of the Merger. Class I shares of Evergreen Pennsylvania Municipal Bond Fund and Institutional Class shares of Wells Fargo Advantage Pennsylvania Tax-Free Fund are not subject to a 12b-1 fee.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 35% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Pennsylvania Tax-Free Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Mathew Kiselak Robert Miller

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN ADJUSTABLE RATE FUND INTO WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Adjustable Rate Fund:	You will get this class of shares of Wells Fargo Advantage Adjustable Rate Government Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I2	Institutional Class
Class IS3	Class A
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.
3	Following completion of the Mergers, former Class IS shareholders of any Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Although the investment goals of the Funds are similar, with Evergreen Adjustable Rate Fund seeking a high level of current income consistent with low volatility of principal and the Wells Fargo Advantage Adjustable Rate Government Fund seeking current income consistent with capital preservation, the principal investment strategies of the Funds are similar. Both Funds invest in adjustable rate securities, whose interest rates are periodically reset. Both Funds normally invest at least 80% of their assets in securities that have interest rates that reset at periodic intervals, including mortgage-backed and asset-backed securities. Both Funds may also invest up to 20% of their assets in obligations that pay fixed interest rates. Also, the dollar-weighted average reset period of the adjustable rate securities held by the Funds will not exceed one year. One difference is that the Wells Fargo Advantage Adjustable Rate Government Fund normally invests at least 80% of its assets in mortgage-backed and asset-backed securities issued or guaranteed by U.S. Government agencies or government sponsored entities that have interest rates that reset at periodic intervals, while Evergreen Adjustable Rate Fund does not focus on mortgage-backed and asset-backed securities issued or guaranteed by U.S. Government agencies or government sponsored entities. This means the Wells Fargo Advantage Adjustable Rate Government Fund may invest a greater percentage of its assets in U.S. government securities and mortgage-backed and asset-backed securities.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN ADJUSTABLE RATE FUND (Target Fund)	WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks a high level of current income consistent with low volatility of principal.	The Fund seeks current income consistent with capital preservation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to maintain a relatively stable net asset value per share by investing primarily in adjustable rate securities, whose interest rates are periodically reset when market rates change. The dollar-weighted average reset period of adjustable rate securities held by the Fund will not exceed one year. Normally, the Fund invests at least 80% of its assets in securities that have interest rates that reset at periodic intervals. The Fund may also invest up to 20% of its assets in obligations that pay fixed interest rates. For temporary purposes, the Fund may invest up to 100% of its assets in such obligations.	Under normal circumstances, we invest at least 80% of the Fund's net assets in mortgage-backed and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities, that have interest rates that reset at periodic intervals. We also invest up to 20% of the Fund's total assets in obligations that pay fixed interest rates. Under normal circumstances, the dollar-weighted average reset period of the adjustable rate securities held by the Fund will not exceed one year.
Under normal market conditions, the Fund expects that it will invest substantially all of its assets in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities. Some mortgage-backed securities, such as securities issued or guaranteed by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. Government. Other securities, such as those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation or those issued by private issuers, are not backed by the full faith and credit of the U.S. government and are supported only by the credit of the issuer itself. The portfolio managers intend to maintain a minimum dollar-weighted average credit quality for the portfolio of Aaa, as defined by Moody's Investor Services, Inc. or an equivalent rating by another nationally recognized statistical ratings organization. For the purposes of determining dollar-weighted average credit quality, a security's current credit ratings are considered. Security ratings are based on ratings received by nationally recognized statistical ratings organizations or, if a security is not rated, it will be deemed to have the same rating as a security determined to be of comparable quality by the Fund's portfolio manager. If a security is rated by more than one nationally recognized statistical ratings organization, the highest rating is used.	We invest principally in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities. We expect to maintain an average credit quality rating for the portfolio of AAA by Standard & Poor's or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning, issuer selection and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include the affect of changing principal prepayments, interest rate and yield spread volatility, and the impact of changes in the level and shape of the yield curve on a security's value. We may sell a security based on how we expect these factors to affect a security's value relative to its indicated sales price as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.
The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.	We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
As part of its investment strategy, the Fund may engage in covered dollar roll transactions, which allow the Fund to sell a mortgage-backed security to a dealer and simultaneously contract to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date.	As part of our mortgage-backed securities investment strategy, we may enter into dollar rolls.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, make other short-term investments or invest up to 100% of its assets in U.S. Government obligations that pay fixed interest rates to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Adjustable Rate Government Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because the Wells Fargo Advantage Adjustable Rate Government Fund may invest a greater percentage of its assets in mortgage-backed and asset-backed securities issued or guaranteed by U.S. Government agencies or government sponsored entities, an investment in the Wells Fargo Advantage Adjustable Rate Government Fund may be subject to greater U.S. government obligations risk and mortgage- and asset-backed securities risk than an investment in Evergreen Adjustable Rate Fund.

Principal Risks
 Counter-Party Risk
 Debt Securities Risk
 Derivatives Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Mortgage- and Asset-Backed Securities Risk
 Regulatory Risk
 U.S. Government Obligations Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class I Shares (%) for Evergreen Adjustable Rate Fund

Highest Quarter:	1st Quarter 2009	+3.08%
Lowest Quarter:	4th Quarter 2008	-2.74%

Average Annual Total Returns for the period ended 12/31/2009[1]
Evergreen Adjustable Rate Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	6/30/2000	4.21%	2.76%	3.63%
Class B (before taxes)	6/30/2000	3.81%	2.49%	3.15%
Class C (before taxes)	6/30/2000	4.81%	2.49%	3.15%
Class I (before taxes)	10/1/1991	6.87%	3.52%	4.13%
Class I (after taxes on distributions)	10/1/1991	5.74%	1.99%	2.42%
Class I (after taxes on distributions and the sale of Fund Shares)	10/1/1991	4.45%	2.10%	2.49%
Class IS (before taxes)	5/23/1994	6.60%	3.26%	3.87%
Barclays Capital 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)		0.57%	3.54%	3.42%
1	Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, 10 year returns for Classes A, B and C would have been lower.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
3	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Adjustable Rate Government Fund is lower than the schedule applicable to Evergreen Adjustable Rate Fund. The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage Adjustable Rate Government Fund are identical to the sales charge schedule for the corresponding classes of shares of Evergreen Adjustable Rate Fund.

Through the Merger, Class IS shareholders of Evergreen Adjustable Rate Fund, which currently are not subject to front-end sales charges, will receive Class A shares of Wells Fargo Advantage Adjustable Rate Government Fund and will be able to purchase additional Class A shares of the Wells Fargo Adjustable Rate Government Fund, by exchange, at net asset value, which means that they will not pay a front-end sales charge.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Adjustable Rate Fund
	Class A	Class B	Class C	Class I	Class IS
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	2.25%[1]	None	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	2.00%	1.00%	None	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Adjustable Rate Government Fund (Pro Forma)
	Class A1	Class B	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	2.00%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[2]	1.50%	1.00%	None
1	Following completion of the Mergers, former Class IS shareholders of any Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.
2	Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 0.50% contingent deferred sales charge if they are redeemed within eighteen months of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Adjustable Rate Fund
Total Annual Fund Operating Expenses[1]
Class A	0.75%
Class B	1.50%
Class C	1.50%
Class I	0.50%
Class IS	0.75%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Adjustable Rate Government Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	0.89%	0.75%
Class B	0.01%	1.64%	1.50%
Class C	0.01%	1.64%	1.50%
Institutional Class	0.01%	0.56%	0.50%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Adjustable Rate Fund and the Wells Fargo Advantage Adjustable Rate Government Fund have each adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (a "Distribution Plan"). Although the fees charged to Class A, B, and C shares of Evergreen Adjustable Rate Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Adjustable Rate Government Fund, Class A, B, and C shares of the Wells Fargo Advantage Adjustable Rate Government Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees that you bear will not change as a result of the Merger. Following the Merger, Class IS shareholders of Evergreen Adjustable Rate Fund will be subject to a shareholder servicing fee of 0.25% when they become the Class A shareholders of Wells Fargo Advantage Adjustable Rate Government Fund. However, because Class IS shareholders of Evergreen Adjustable Rate Fund already bear a 0.25% Distribution Plan Fee, the total distribution and shareholder servicing fees you bear will not change as a result of the merger.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 41% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Adjustable Rate Government Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Richard Applebach, CFA Christopher Kauffman, CFA
Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN INTERNATIONAL BOND FUND INTO WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen International Bond Fund:	You will get this class of shares of Wells Fargo Advantage International Bond Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I2	Institutional Class
Class IS3	Class A
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.
3	Following completion of the Mergers, former Class IS shareholders of any Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen International Bond Fund and the Wells Fargo Advantage International Bond Fund have similar investment goals and strategies. Evergreen International Bond Fund seeks capital growth and current income, and the Wells Fargo Advantage International Bond Fund seeks total return, consisting of income and capital appreciation. Both Funds normally invest at least 80% of their assets in debt securities, including obligations of foreign governments, corporate issuers, or supranational agencies (such as the World Bank). Both Funds may invest up to 35% of their assets in debt securities that are below investment grade and both Funds will invest in at least three countries or supranational agencies. Also, neither Fund may invest more than 5% of its assets in debt obligations nor in similar securities denominated in the currencies of developing countries. Both Funds may enter into foreign currency exchange contracts, including for hedging purposes.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN INTERNATIONAL BOND FUND (Target Fund)	WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks capital growth and current income.	The Fund seeks total return, consisting of income and capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in debt securities including obligations of foreign government or corporate entities or supranational agencies (such as the World Bank) denominated in various currencies. Up to 35% of the debt securities in which the Fund invests may be below investment grade ("junk" bonds). The Fund will invest in at least three countries or supranational agencies. No more than 5% of the Fund's assets will be invested in debt obligations or similar securities denominated in the currencies of developing countries. The Fund may also enter into foreign currency exchange contracts. For example, the Fund may enter into foreign currency exchange contracts to gain exposure to foreign markets in which the Fund's portfolio is underweighted. The Fund may also enter into foreign currency exchange contracts for hedging purposes or to control risk. The Fund may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which the Fund's holdings are denominated.	Under normal circumstances, we invest at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies. We invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of both U.S. and foreign issuers. We invest up to 35% of the Fund's total assets in debt securities that are below investment grade. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We will invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the currencies of developing countries. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.
The Fund currently expects to maintain a dollar-weighted average maturity of 5 to 14 years, and a dollar-weighted average duration of 3 1/2 to 10 years.	Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and a dollar-weighted average effective duration of 3 1/2 to 10 years.
The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.	We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.
The Fund's country selection and currency decisions are based on the portfolio managers' own fundamental research and advanced analytical systems.	We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.	Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage International Bond Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees.

Principal Risks
 Active Trading Risk
 Counter-Party Risk
 Currency Hedging Risk
 Debt Securities Risk
 Derivatives Risk
 Foreign Investment Risk
 High Yield Securities Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regional Risk
 Regulatory Risk
 U.S. Government Obligations Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class I Shares (%) for Evergreen International Bond Fund

Highest Quarter:	2nd Quarter 2002	+11.79%
Lowest Quarter:	3rd Quarter 2008	-5.28%

Average Annual Total Returns for the period ended 12/31/2009[1]
Evergreen International Bond Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	9/30/2003	4.49%	3.42%	7.60%
Class B (before taxes)	9/30/2003	3.95%	3.36%	7.67%
Class C (before taxes)	9/30/2003	7.92%	3.67%	7.65%
Class I (before taxes)	12/15/1993	10.01%	4.71%	8.30%
Class I (after taxes on distributions)	12/15/1993	9.65%	2.92%	6.26%
Class I (after taxes on distributions and the sale of Fund Shares)	12/15/1993	6.52%	2.96%	5.95%
Class IS (before taxes)	12/15/1993	9.72%	4.44%	8.04%
BofA Merrill Lynch Global Broad Market ex US Index (reflects no deduction for fees, expenses, or taxes)[4]		7.80%	4.40%	6.96%
1	Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, 10 year returns for Classes A, B and C would have been lower.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
3	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
4	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and in the Funds' prospectuses.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage International Bond Fund differs from the schedule applicable to Evergreen International Bond Fund in the following way: the Wells Fargo Advantage International Bond Fund's front-end sales charges on purchases of Class A shares below $249,999 are slightly lower than Evergreen International Bond Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage International Bond Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen International Bond Fund.

Through the Merger, Class IS shareholders of Evergreen International Bond Fund, which currently are not subject to front-end sales charges, will receive Class A shares of the Wells Fargo Advantage International Bond Fund and will be able to purchase additional Class A shares of the Wells Fargo Advantage International Bond Fund, by exchange, at net asset value, which means that they will not pay a front-end sales charge.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen International Bond Fund
	Class A	Class B	Class C	Class I	Class IS
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage International Bond Fund (Pro Forma)
	Class A1	Class B	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[2]	5.00%	1.00%	None
1	Following completion of the Mergers, former Class IS shareholders of any Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.
2	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen International Bond Fund
Total Annual Fund Operating Expenses
Class A	1.03%
Class B	1.78%
Class C	1.78%
Class I	0.78%
Class IS	1.03%

Wells Fargo Advantage International Bond Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	1.06%	1.03%
Class B	1.81%	1.78%
Class C	1.81%	1.78%
Institutional Class	0.73%	0.73%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.03% for Class A, 1.78% for Class B, 1.78% for Class C, and 0.73% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen International Bond Fund and the Wells Fargo Advantage International Bond Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A, Class B, and Class C shares of Evergreen International Bond Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage International Bond Fund, Class A, Class B, and Class C shares of the Wells Fargo Advantage International Bond Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fee that you bear will not change as a result of the Merger. Following the Merger, Class IS shareholders of Evergreen International Bond Fund will be subject to a shareholder servicing fee of 0.25% when they become the Class A shareholders of Wells Fargo Advantage International Bond Fund. However, because Class IS shareholders of Evergreen International Bond Fund already bear a 0.25% Distribution Plan Fee, the total distribution and shareholder servicing fees you bear will not change as a result of the Merger.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 118% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage International Bond Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	First International Advisors, LLC
Portfolio Managers	Peter Wilson Tony Norris Alex Perrin Michael Lee

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN HEALTH CARE FUND INTO WELLS FARGO ADVANTAGE HEALTH CARE FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Health Care Fund:	You will get this class of shares of Wells Fargo Advantage Health Care Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I	Administrator Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Health Care Fund and the Wells Fargo Advantage Health Care Fund have similar investment goals and strategies. Evergreen Health Care Fund seeks long-term capital growth and the Wells Fargo Advantage Health Care Fund seeks long-term capital appreciation. Both Funds normally invest at least 80% of their assets in equity securities of health care companies and invest across all market capitalizations. Some differences include the following: (i) the Wells Fargo Advantage Health Care Fund limits its investments in foreign securities to up to 50% of its total assets, whereas Evergreen Health Care Fund does not limit its investments in foreign securities; and (ii) the Wells Fargo Advantage Health Care Fund may invest up to 15% of its total assets in emerging market equity securities, while Evergreen Health Care Fund does not limit its investments in emerging market equity securities. This means Evergreen Health Care Fund may invest a greater percentage of its assets in foreign securities and emerging market equity securities.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN HEALTH CARE FUND (Target Fund)	WELLS FARGO ADVANTAGE HEALTH CARE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified fund that normally invests at least 80% of its assets in equity securities of healthcare companies, meaning companies that develop, produce or distribute products or services related to the healthcare or medical industries and that the portfolio manager determines derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries. These companies include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. The Fund may invest in securities of relatively well-known and large companies as well as small- and medium-sized companies. The Fund may invest in securities of both domestic and foreign issuers. There is no limit to the amount the Fund may invest in foreign securities.	Under normal circumstances, we invest at least 80% of the Fund's assets in equity securities of healthcare companies. We invest up to 50% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We also invest up to 15% of the Fund's total assets in emerging market equity securities. We invest principally in equity securities of healthcare companies across all market capitalizations. We define healthcare companies as those that develop, produce or distribute products or services related to the healthcare, life sciences, or medical industries and that we determine derive a substantial portion, i.e., more than 50%, of their sales from products and services in these industries. We concentrate the Fund's investments in the healthcare sector, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.
The Fund may, but will not necessarily, use derivatives.	Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
In choosing companies to invest in, the portfolio manager looks for strong management, growing products, leading technology, franchise niche, a strong balance sheet and/or other factors, which may lead to high return on equity and consistent high earnings growth. Stocks are selected based on both the portfolio manager's estimate of their fundamental investment value and their relative attractiveness to their business competitors.	Our process focuses on a disciplined, bottom-up, fundamental investment approach to stock selection across a broad range of global healthcare and healthcare related industries. Companies we invest in include, but are not limited to, pharmaceutical companies, biotechnology companies, medical device and supply companies, managed care companies and healthcare information and service providers. Our emphasis is on long-term growth opportunities combined with intrinsic value analysis. Stock selection combines fundamental research and financial analysis to assess all candidates and we identify catalysts to unlock value and/or drive future growth. Intrinsic valuation price targets are established for each holding and stocks are sold when they reach our targets or when fundamentals deteriorate.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Health Care Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen Health Care Fund has no limit on investments in foreign securities and emerging market equity securities, an investment in Evergreen Health Care Fund may be subject to foreign investment risk and emerging markets risk to a greater extent than an investment in the Wells Fargo Advantage Health Care Fund.

Principal Risks
 Derivatives Risk
 Emerging Markets Risk
 Foreign Investment Risk
 Growth Style Investment Risk
 Healthcare Sector Risk
 Issuer Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Non-Diversification Risk
 Regulatory Risk
 Smaller Company Securities Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Health Care Fund

Highest Quarter:	1st Quarter 2000	+53.63%
Lowest Quarter:	1st Quarter 2001	-21.30%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Health Care Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	12/22/1999	12.05%	0.64%	10.97%
Class A (after taxes on distributions)	12/22/1999	12.05%	0.00%	8.98%
Class A (after taxes on distributions and the sale of Fund Shares)	12/22/1999	7.83%	0.45%	8.59%
Class B (before taxes)	12/22/1999	13.02%	0.76%	10.83%
Class C (before taxes)	12/22/1999	17.04%	1.10%	10.83%
Class I (before taxes)	12/22/1999	19.26%	2.11%	11.93%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
S&P 1500 Supercomposite Healthcare Sector Index (reflects no deduction for fees, expenses, or taxes)		20.76%	2.72%	3.37%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Health Care Fund differs from the schedule applicable to Evergreen Health Care Fund in the following ways: (i) the Wells Fargo Advantage Health Care Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999; and (ii) those between $250,000 and $499,999 are higher than Evergreen Health Care Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and C shares of the Wells Fargo Advantage Health Care Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen Health Care Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Health Care Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Health Care Fund (Pro Forma)
	Class A	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Health Care Fund
Total Annual Fund Operating Expenses[1]
Class A	1.82%
Class B	2.57%
Class C	2.57%
Class I	1.57%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Health Care Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.47%	1.47%
Class B	0.01%	2.22%	2.22%
Class C	0.01%	2.22%	2.22%
Administrator Class	0.01%	1.31%	1.24%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.46% for Class A, 2.21% for Class B, 2.21% for Class C, and 1.23% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Health Care Fund and the Wells Fargo Advantage Health Care Fund have each adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (a "Distribution Plan"). Although the fees charged to Class A, B, and C shares of Evergreen Health Care Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Health Care Fund, Class A, B, and C shares of the Wells Fargo Advantage Health Care Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A, B, and C shares that you bear will not change as a result of the Merger. Class I shareholders of Evergreen Health Care Fund, which currently do not bear 12b-1/shareholder servicing fees, will receive Administrator Class shares of the Wells Fargo Advantage Health Care Fund and will be subject to a shareholder servicing fee of 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 49% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Health Care Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Robert Junkin, CPA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN PRECIOUS METALS FUND INTO WELLS FARGO ADVANTAGE PRECIOUS METALS FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Precious Metals Fund:	You will get this class of shares of Wells Fargo Advantage Precious Metals Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I2	Institutional Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Although the investment goals of the Funds have different focal points, with Evergreen Precious Metals Fund seeking long-term capital growth and protection of purchasing power of capital and, as a secondary objective, obtaining current income, and the Wells Fargo Advantage Precious Metals Fund seeking long-term capital appreciation, the principal investment strategies of the Funds are similar. Both Funds normally invest at least 80% of their assets in investments related to precious metals. Both of the Funds may invest in companies of all market capitalizations and may also invest up to 25% of their assets in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Funds that invest directly or indirectly in precious metals and minerals. In addition, both Funds may invest any amount of their assets in foreign securities. One difference is that the Wells Fargo Advantage Precious Metals Fund may invest only up to 40% of its assets in emerging market equity securities, while Evergreen Precious Metals Fund does not limit its investments in emerging market equity securities. This means Evergreen Precious Metals Fund may invest a greater percentage of its assets in emerging market equity securities.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN PRECIOUS METALS FUND (Target Fund)	WELLS FARGO ADVANTAGE PRECIOUS METALS FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth and protection of purchasing power of capital. Obtaining current income is a secondary objective.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified mutual fund that normally invests at least 80% of its assets in investments related to precious metals. These investments will primarily be equity securities of companies that are engaged in, or which receive at least 50% of their revenues from, the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals. These investments may also include investments of up to 25% of the Fund's assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.	Under normal circumstances, we invest at least 80% of the Fund's net assets in investments related to precious metals. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals. We may invest any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We may invest in equity securities of domestic and foreign issuers, including common stocks and preferred stocks, warrants, convertible debt securities, including ADRs (and similar investments), and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter market of foreign issuers. We invest up to 40% of the Fund's total assets in emerging market equity securities. The Fund may invest in foreign securities, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. We also invest up to 25% of Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals. Primary emphasis is placed on precious metals related companies. Secondary emphasis may include exposure to other natural resource companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.
The Fund may, but will not necessarily, use derivatives. The Fund also invests in foreign securities, which are typically denominated in foreign currencies. As a result, the value of the Fund's shares will be affected by changes in currency exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Forward foreign currency transactions and "proxy hedging" transactions may represent up to 25% of the Fund's assets.	Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.
The Fund concentrates its investments in securities related to precious metals.	We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.
The Fund may invest in companies of all market capitalizations.	The portfolio consists of holdings across all market capitalizations.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Precious Metals Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen Precious Metals Fund imposes no limitation on investing in emerging market equity securities, an investment in Evergreen Precious Metals may be subject to emerging markets risk to a greater extent than an investment in the Wells Fargo Advantage Precious Metals Fund.

Principal Risks
 Counter-Party Risk
 Currency Hedging Risk
 Derivatives Risk
 Debt Securities Risk
 Emerging Markets Risk
 Foreign Investment Risk
 Growth Style Investment Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Non-Diversification Risk
 Precious Metals Sector Risk
 Regulatory Risk
 Smaller Company Securities Risk
 Subsidiary Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class B Shares (%) for Evergreen Precious Metals Fund

Highest Quarter:	1st Quarter 2002	+37.11%
Lowest Quarter:	3rd Quarter 2008	-29.08%

Average Annual Total Returns for the period ended 12/31/2009[1]
Evergreen Precious Metals Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/20/1998	38.27%	19.81%	21.98%
Class B (before taxes)	1/30/1978	40.61%	20.18%	21.82%
Class B (after taxes on distributions)	1/30/1978	40.61%	19.55%	21.34%
Class B (after taxes on distributions and the sale of Fund Shares)	1/30/1978	26.40%	17.77%	19.92%
Class C (before taxes)	1/29/1998	44.60%	20.37%	21.80%
Class I (before taxes)	2/29/2000	47.09%	21.58%	23.03%
FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)		30.50%	13.41%	13.99%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
1	Historical performance shown for Class I prior to its inception is based on the performance of Class B, the original class offered. The historical returns for Class I reflect the 1.00% 12b-1 fee applicable to Class B. Class I does not pay a 12b-1 fee. If this fee had not been reflected, 10 year returns for Class I would have been higher. The Fund incurs a 12b-1 fee of 1.00% for Class B.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
3	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Precious Metals Fund differs from the schedule applicable to Evergreen Precious Metals Fund in the following ways: (i) the Wells Fargo Advantage Precious Metals Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999; and (ii) those between $250,000 and $499,999 are higher than Evergreen Precious Metals Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and C shares of the Wells Fargo Advantage Precious Metals Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen Precious Metals Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Precious Metals Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Precious Metals Fund (Pro Forma)
	Class A	Class B	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Precious Metals Fund
Total Annual Fund Operating Expenses[1]
Class A	1.10%
Class B	1.85%
Class C	1.85%
Class I	0.85%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Precious Metals Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.23%	1.10%
Class B	0.01%	1.98%	1.85%
Class C	0.01%	1.98%	1.85%
Institutional Class	0.01%	0.80%	0.80%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, and 0.79% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Precious Metals Fund and the Wells Fargo Advantage Precious Metals Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A, Class B, and Class C shares of Evergreen Precious Metals Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Precious Metals Fund, Class A, Class B, and Class C shares of the Wells Fargo Advantage Precious Metals Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fee that you bear will not change as a result of the Merger. Class I shares of Evergreen Precious Metals Fund and Institutional Class shares of Wells Fargo Advantage Precious Metals Fund are not subject to a 12b-1 fee.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 14% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Precious Metals Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Michael Bradshaw

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND INTO WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Utility and Telecommunications Fund:	You will get this class of shares of Wells Fargo Advantage Utility and Telecommunications Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I2	Institutional Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Utility and Telecommunications Fund and the Wells Fargo Advantage Utility and Telecommunications Fund have similar investment goals and strategies. Evergreen Utility and Telecommunications Fund seeks high current income and moderate capital growth and the Wells Fargo Advantage Utility and Telecommunications Fund seeks total return, consisting of both current income and capital appreciation. Both Funds normally invest at least 80% of their assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies. Both Funds may invest up to 35% of their assets in convertible debentures of utility and telecommunications companies; up to 20% of which may be invested in convertible debentures rated below investment grade. Also, both Funds may invest up to 30% of their assets in foreign securities. One difference is that the Wells Fargo Advantage Utility and Telecommunications Fund may only invest up to 20% of its assets in emerging market equity securities, while Evergreen Utility and Telecommunications Fund does not have a similar limitation. This means Evergreen Utility and Telecommunications Fund may invest a greater percentage of its assets in emerging market equity securities.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND (Target Fund)	WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks high current income and moderate capital growth.	The Fund seeks total return, consisting of current income and capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a non-diversified fund that normally invests at least 80% of its assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies. The Fund may invest up to 35% of its assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade. The Fund may invest up to 30% of its assets in foreign securities. The Fund may also invest up to 20% of its assets in common stocks of non-utility and non-telecommunications companies. The Fund may invest in companies across all market capitalizations.	Under normal circumstances, we invest at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies. We invest principally in securities of utility and telecommunication companies across all market capitalizations. We invest up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade. We invest up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We also invest up to 20% of the Fund's total assets in emerging market equity securities. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.
The Fund may, but will not necessarily, use derivatives.	As a hedging strategy, the Fund may buy or write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.
The Fund's portfolio manager considers a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. The Fund's stock selection is based on a blended style of equity management that allows it to invest in both value- and growth-oriented equity securities. "Value" securities are securities which the Fund's portfolio manager believes are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which the Fund's portfolio manager believes have potential earnings ranging from steady to accelerated growth.	We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.	We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Utility and Telecommunications Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen Utility and Telecommunications Fund does not limit its investments in emerging market equity securities to 20% of its total assets, an investment in Evergreen Utility and Telecommunications Fund may be subject to emerging markets risk to a greater extent than an investment in the Wells Fargo Advantage Utility and Telecommunications Fund.

Principal Risks
 Active Trading Risk
 Convertible Securities Risk
 Counter-Party Risk
 Currency Hedging Risk
 Derivatives Risk
 Debt Securities Risk
 Emerging Markets Risk
 Foreign Investment Risk
 Growth Style Investment Risk
 High Yield Securities Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Non-Diversification Risk
 Regulatory Risk
 Smaller Company Securities Risk
 Utility and Telecommunications Sectors Risk
 Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Utility and Telecommunications Fund

Highest Quarter:	2nd Quarter 2003	+16.63%
Lowest Quarter:	3rd Quarter 2001	-20.49%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Utility and Telecommunications Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/4/1994	12.24%	7.41%	3.04%
Class A (after taxes on distributions)	1/4/1994	11.57%	6.03%	1.71%
Class A (after taxes on distributions and the sale of Fund Shares)	1/4/1994	8.65%	5.88%	1.95%
Class B (before taxes)	1/4/1994	13.07%	7.57%	2.88%
Class C (before taxes)	9/2/1994	17.18%	7.86%	2.89%
Class I (before taxes)	2/28/1994	19.26%	8.95%	3.92%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
S&P Utilities Index (reflects no deduction for fees, expenses, or taxes)		11.91%	6.05%	4.88%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Utility and Telecommunications Fund differs from the schedule applicable to Evergreen Utility and Telecommunications Fund in the following ways: (i) the Wells Fargo Advantage Utility and Telecommunications Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999; and (ii) those between $250,000 and $499,999 are higher than Evergreen Utility and Telecommunications Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage Utility and Telecommunications Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen Utility and Telecommunications Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Utility and Telecommunications Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Utility and Telecommunications Fund (Pro Forma)
	Class A	Class B	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Utility and Telecommunications Fund
	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses[1]
Class A	0.02%	1.16%
Class B	0.02%	1.91%
Class C	0.02%	1.91%
Class I	0.02%	0.91%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Utility and Telecommunications Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.02%	1.23%	1.16%
Class B	0.02%	1.98%	1.91%
Class C	0.02%	1.98%	1.91%
Institutional Class	0.02%	0.80%	0.80%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.14% for Class A, 1.89% for Class B, 1.89% for Class C, and 0.78% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Utility and Telecommunications Fund and the Wells Fargo Advantage Utility and Telecommunications Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A, B, and C shares of Evergreen Utility and Telecommunications Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Utility and Telecommunications Fund, Class A, B, and C shares of the Wells Fargo Advantage Utility and Telecommunications Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fee that you bear will not change as a result of the Merger. Class I shares of Evergreen Utility and Telecommunications Fund and Institutional Class shares of Wells Fargo Advantage Utility and Telecommunications Fund are not subject to a 12b-1 fee.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 109% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Utility and Telecommunications Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Crow Point Partners, LLC
Portfolio Manager	Timothy O'Brien

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND INTO WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Diversified Capital Builder Fund:	You will get this class of shares of Wells Fargo Advantage Diversified Capital Builder Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I2	Institutional Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Diversified Capital Builder Fund and the Wells Fargo Advantage Diversified Capital Builder Fund have similar investment goals and strategies. Evergreen Diversified Capital Builder Fund seeks long-term total return through capital growth and current income and the Wells Fargo Advantage Diversified Capital Builder Fund seeks long-term total return, consisting of capital appreciation and current income. Both Funds invest in equity and debt securities, with a focus on equity securities. Both Funds expect to invest approximately 10% to 30% of their assets in fixed income securities and up to 25% of their assets in foreign equity and fixed income securities. One difference is that the Wells Fargo Advantage Diversified Capital Builder Fund may invest only up to 30% of its assets in corporate debt securities that are below investment grade, while Evergreen Diversified Capital Builder Fund does not limit its investments in below investment grade corporate debt securities. This means Evergreen Diversified Capital Builder Fund may invest a greater percentage of its assets in below investment grade corporate debt securities and in equity securities.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND (Target Fund)	WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term total return through capital growth and current income.	The Fund seeks long-term total return, consisting of capital appreciation and current income.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a portfolio of equity and debt securities chosen for the potential for capital growth and current income. The proportion of the Fund's assets invested in equity and fixed income securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities. The Fund generally expects to invest approximately 70% to 90% of its assets in equity securities and approximately 10% to 30% of its assets in fixed income securities. The equity portion of the Fund may include principally common and preferred stocks of U.S. companies across a broad range of market capitalizations, but will generally maintain a dollar-weighted average market capitalization within the market capitalization range tracked by the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of approximately $263 million to $324 billion. The Fund's fixed income investments may include U.S. government securities, corporate bonds, convertible bonds, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations ("CMOs") and other income producing securities. The Fund may invest without limit in securities rated below investment grade, commonly referred to as "high yield" or "junk" bonds, or unrated securities determined by the portfolio manager to be of comparable quality. The Fund can invest up to 25% of its assets in foreign equity and fixed income securities.	The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment grade. For the fixed income portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. Below investment-grade debt securities offer the potential for higher returns, as they generally carry a higher yield to compensate for the higher risk associated with their investment. We also invest up to 25% of the Fund's total assets in foreign equity and fixed income securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in fixed income securities. The proportion of the Fund's assets invested in fixed income and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.
The Fund generally expects that the dollar-weighted average duration of its fixed income securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.	We expect that the dollar-weighted average duration of its fixed income securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration
The Fund may, but will not necessarily, use derivative instruments, such as structured notes, futures and options, and swap agreements, as an alternative to investments directly in income-producing securities or to manage risk. The Fund may also, but will not necessarily, enter into foreign currency exchange contracts to hedge against adverse changes in currency exchange rates related to non-US dollar denominated holdings. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns.	We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
The portfolio manager will seek out companies that she believes have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation.	We start our investment process with a top-down, macroeconomic outlook to determine industry and sector allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflations, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we seek attractive industries that are growing at or above the rate of economic growth, or out of favor industries nearing a sector inflection point. When looking at a company, we seek the best relative value within the company's capital structure- whether that may be the equity security or debt security. We consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate.	We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Diversified Capital Builder Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen Diversified Capital Builder Fund may invest a greater percentage of it assets in below investment grade securities, an investment in Evergreen Diversified Capital Builder Fund may be subject to high yield securities risk to a greater extent than an investment in the Wells Fargo Advantage Diversified Capital Builder Fund.

Principal Risks
 Counter-Party Risk
 Currency Hedging Risk
 Debt Securities Risk
 Derivatives Risk
 Foreign Investment Risk
 Growth Style Investment Risk
 High Yield Securities Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk
 Smaller Company Securities Risk
 Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class B Shares (%) for Evergreen Diversified Capital Builder Fund

Highest Quarter:	3rd Quarter 2009	+15.90%
Lowest Quarter:	4th Quarter 2008	-27.60%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Diversified Capital Builder Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/20/1998	33.15%	-2.28%	-0.84%
Class B (before taxes)	9/11/1935	35.90%	-2.05%	-0.95%
Class B (after taxes on distributions)	9/11/1935	35.61%	-2.97%	-2.05%
Class B (after taxes on distributions and the sale of Fund Shares)	9/11/1935	23.36%	-1.89%	-1.16%
Class C (before taxes)	1/22/1998	39.17%	-1.86%	-0.99%
Class I (before taxes)	1/26/1998	41.53%	-0.86%	-0.01%
Evergreen Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)[3]		35.31%	2.22%	1.43%
BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)[4]		56.28%	6.23%	6.77%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		28.43%	0.79%	-0.49%
1	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
3	The Evergreen Diversified Capital Builder Blended Index is composed of the following indexes: Russell 1000 Index (75%) and BofA Merrill Lynch High Yield Master Index (25%).
4	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Diversified Capital Builder Fund differs from the schedule applicable to Evergreen Diversified Capital Builder Fund in the following ways: (i) the Wells Fargo Advantage Diversified Capital Builder Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999; and (ii) those between $250,000 and $499,999 are higher than Evergreen Diversified Capital Builder Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage Diversified Capital Builder Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen Diversified Capital Builder Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Diversified Capital Builder Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Diversified Capital Builder Fund (Pro Forma)
	Class A	Class B	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Diversified Capital Builder Fund
Total Annual Fund Operating Expenses[1]
Class A	1.21%
Class B	1.96%
Class C	1.96%
Class I	0.96%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Diversified Capital Builder Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.22%	1.21%
Class B	0.01%	1.97%	1.96%
Class C	0.01%	1.97%	1.96%
Institutional Class	0.01%	0.79%	0.79%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, and 0.78% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Diversified Capital Builder Fund and the Wells Fargo Advantage Diversified Capital Builder Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A, Class B, and Class C shares of Evergreen Diversified Capital Builder Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Diversified Capital Builder Fund, Class A, Class B, and Class C shares of the Wells Fargo Advantage Diversified Capital Builder Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fee that you bear will not change as a result of the Merger. Class I shares of Evergreen Diversified Capital Builder Fund and Institutional Class shares of Wells Fargo Advantage Diversified Capital Builder Fund are not subject to a 12b-1 fee.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 60% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Diversified Capital Builder Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Margaret Patel

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN DIVERSIFIED INCOME BUILDER FUND INTO WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Diversified Income Builder Fund:	You will get this class of shares of Wells Fargo Advantage Diversified Income Builder Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I2	Institutional Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Although the investment goals of the Funds have different focal points, the principal investment strategies of the Funds are similar. Evergreen Diversified Income Builder Fund seeks high current income from investments in income-producing securities, and secondarily considers the potential for growth of capital, while the Wells Fargo Advantage Diversified Income Builder Fund seeks long-term total return, which consists of both current income and capital appreciation. Evergreen Diversified Income Builder Fund normally invests at least 80% of its assets in a diversified portfolio of U.S. and non-U.S. income-producing securities, dividend-paying common and preferred stocks, convertible bonds, and derivatives, while the Wells Fargo Advantage Diversified Income Builder Fund normally invests at least 80% of its assets in income-producing securities. Both Funds may invest without limit in corporate debt securities that are below investment grade. Both Funds may invest only up to 25% of other assets in equity securities. Some differences include the following: the Wells Fargo Advantage Diversified Income Builder Fund may invest up to 25% of its assets in foreign equity and fixed income securities, while Evergreen Diversified Income Builder Fund does not limit its investments in foreign securities. This means Evergreen Diversified Income Builder Fund may invest a greater percentage of its assets in foreign securities.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN DIVERSIFIED INCOME BUILDER FUND (Target Fund)	WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks high current income from investments in income-producing securities. Secondarily, the Fund considers potential for growth of capital in selecting securities.	The Fund seeks long-term total return, consisting of current income and capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund invests principally in a portfolio of securities selected by the adviser to provide high current income. The Fund will normally invest at least 80% of its assets in a diversified portfolio of U.S. and non-U.S. income-producing securities, which may include debt securities of any quality, dividend-paying common and preferred stocks, convertible bonds, and derivatives (such as structured notes) providing a return expected to be comparable to an investment in those securities. Common stocks in which the Fund invests may include stocks of domestic or foreign companies, securities of exchange-traded funds that invest in equity securities, securities of real estate investment trusts (REITs), and warrants and rights to purchase common stocks. The Fund does not normally expect to invest more than 25% of its assets in common stocks. Although the Fund's advisor expects that, in most cases, the Fund will purchase common stocks for their dividend-paying ability, in some cases, the Fund may purchase common stocks for what the advisor considers to be their potential for capital growth. The Fund may invest a portion of its portfolio in U.S. government securities, including zero-coupon U.S. Treasury securities, and in asset-backed securities, mortgage-backed securities, collateralized mortgage obligations (CMOs), and money market instruments.	The Fund invests in fixed income and equity securities with an emphasis on fixed income securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, dividend-paying common and preferred stocks, convertible bonds, and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the fixed income portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. Below investment-grade debt securities offer the potential for higher returns, as they generally carry a higher yield to compensate for the higher risk associated with their investment. We invest up to 25% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size.We invest up to 25% of the Fund's total assets in foreign equity and fixed income securities. The target allocation ranges for the Fund's investments are 75% to 90% in fixed income securities and 10% to 25% in equity securities. The proportion of the Fund's assets invested in fixed income and equity securities will change based on our assessment of economic conditions and investment opportunities.
This strategy is not included in the Fund's principal investment strategy.	We expect that the dollar-weighted average duration of the Fund's fixed income securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.
Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers; there is no limit on the amount of the Fund's portfolio that may be invested in foreign securities.	Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.
The Fund may, but will not necessarily, use derivative instruments, such as structured notes, futures and options, and swap agreements, as an alternative to investments directly in income-producing securities or to manage risk. The Fund may also, but will not necessarily, enter into foreign currency exchange contracts to hedge against adverse changes in currency exchange rates related to non-US dollar denominated holdings. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund.	We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.
The Fund's advisor seeks to control risk through diversification, credit analysis, economic analysis, interest rate forecasts and a review of sector and industry trends as well as fundamental company, balance sheet and cash flow analysis.	We start our investment process with a top-down, macroeconomic outlook to determine industry and sector allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflations, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we seek attractive industries that are growing at or above the rate of economic growth, or out of favor industries nearing a sector inflection point. When looking at a company, we seek the best relative value within the company's capital structure- whether that may be the equity security or debt security. We consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.
Although not a principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund will consider selling a portfolio investment when a portfolio manager believes the issuer's investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with the portfolio manager's investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which a portfolio manager deems appropriate. There is no assurance that a Fund will sell an investment prior to a decline in its value or that a Fund will be able to sell an investment when a portfolio manager wishes to do so.	We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Diversified Income Builder Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because Evergreen Diversified Income Builder Fund may invest a greater percentage of it assets in foreign securities, an investment in Evergreen Diversified Income Builder Fund may be subject to foreign investment risk to a greater extent than an investment in the Wells Fargo Advantage Diversified Income Builder Fund.

Principal Risks
 Counter-Party Risk
 Debt Securities Risk
 Derivatives Risk
 Emerging Markets Risk
 Foreign Investment Risk
 Growth Style Investment Risk
 High Yield Securities Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk
 Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Diversified Income Builder Fund

Highest Quarter:	3rd Quarter 2009	+10.05%
Lowest Quarter:	4th Quarter 2008	-16.75%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Diversified Income Builder Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	4/14/1987	27.54%	-0.74%	3.84%
Class A (after taxes on distributions)	4/14/1987	25.35%	-2.39%	1.68%
Class A (after taxes on distributions and the sale of Fund Shares)	4/14/1987	17.78%	-1.57%	1.97%
Class B (before taxes)	2/1/1993	27.84%	-0.80%	3.59%
Class C (before taxes)	2/1/1993	31.91%	-0.48%	3.59%
Class I (before taxes)	1/13/1997	35.00%	0.43%	4.61%
Evergreen Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)[3]		49.25%	4.94%	5.06%
BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)[4]		56.28%	6.23%	6.77%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		28.43%	0.79%	-0.49%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
3	The Evergreen Diversified Income Builder Blended Index is composed of the following indices: BofA Merrill Lynch High Yield Master Index (75%) and the Russell 1000 Index (25%).
4	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Diversified Income Builder Fund differs from the schedule applicable to Evergreen Diversified Income Builder Fund in the following way: the Wells Fargo Advantage Diversified Income Builder Fund's front-end sales charges on purchases of Class A shares up to $249,999 are slightly lower than Evergreen Diversified Income Builder Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage Diversified Income Builder Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen Diversified Income Builder Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Diversified Income Builder Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Diversified Income Builder Fund (Pro Forma)
	Class A	Class B	Class C	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Diversified Income Builder Fund
Total Annual Fund Operating Expenses
Class A	1.08%
Class B	1.83%
Class C	1.83%
Class I	0.83%

Wells Fargo Advantage Diversified Income Builder Fund (Pro Forma)
	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	1.14%	1.08%
Class B	1.89%	1.83%
Class C	1.89%	1.83%
Institutional Class	0.71%	0.71%
1	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, and 0.71% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Diversified Income Builder Fund and the Wells Fargo Advantage Diversified Income Builder Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A, Class B, and Class C shares of Evergreen Diversified Income Builder Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Diversified Income Builder Fund, Class A, Class B, and Class C shares of the Wells Fargo Advantage Diversified Income Builder Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fee that you bear will not change as a result of the Merger. Class I shares of Evergreen Diversified Income Builder Fund and Institutional Class shares of Wells Fargo Advantage Diversified Income Builder Fund are not subject to a 12b-1 fee.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 57% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Diversified Income Builder Fund
Investment Adviser	Funds Management
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Margaret Patel

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN GROWTH FUND INTO WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Growth Fund:	You will get this class of shares of Wells Fargo Advantage Traditional Small Cap Growth Fund[1]:
Class A	Class A
Class B2	Class A
Class C2	Class A
Class I3	Institutional Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Former Class B and Class C shareholders of Evergreen Growth Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
3	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Growth Fund and the Wells Fargo Advantage Traditional Small Cap Growth Fund have similar investment goals. Evergreen Growth Fund seeks long-term capital growth, and Wells Fargo Advantage Traditional Small Cap Growth Fund seeks long-term capital appreciation. Although the Funds' investments may differ with respect to market capitalization, both Funds use a growth style of investing. Some differences include the following: (i) Evergreen Growth Fund normally invests at least 75% of its assets in common stocks of small- and medium-sized companies, while the Wells Fargo Advantage Traditional Small Cap Growth Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies; and (ii) Evergreen Growth Fund has a policy of maintaining a dollar-weighted average market capitalization within the range of companies in the Russell 2000® Growth Index, while the Wells Fargo Advantage Traditional Small Cap Growth Fund does not have a similar principal investment strategy. This means the Wells Fargo Advantage Traditional Small Cap Growth Fund may invest a greater percentage of its assets in small-capitalization companies, while Evergreen Growth Fund may invest in a larger variety of companies.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN GROWTH FUND (Target Fund)	WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its goal by normally investing at least 75% of its assets in common stocks of small- and medium-sized U.S. companies (i.e., companies whose market capitalizations fall within the market capitalization range of the companies tracked by the Russell 2000® Growth Index, measured at the time of purchase). As of December 31, 2009, the Russell 2000® Growth Index had a market capitalization range of approximately $13 million to $5 billion. The remaining portion of the Fund's assets may be invested in companies of any size. The Fund seeks to maintain a dollar-weighted average market capitalization within the market capitalization range of the companies tracked by the Russell 2000® Growth Index.	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which are defined as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was $13 million to $5 billion, as of December 31, 2009, and is expected to change frequently.
The Fund may, but will not necessarily, use derivatives.	Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return. We may actively trade portfolio securities.
The Fund's portfolio managers employ a growth style of equity management and will generally seek to purchase stocks of companies that have demonstrated earnings growth potential which they believe is not yet reflected in the stock's market price. The Fund's portfolio managers consider potential earnings growth above the average earnings growth of companies included in the Russell 2000® Growth Index as a key factor in selecting investments.	We seek to identify companies in the early stage of a multi-year growth cycle whose growth is not fully recognized by the market. We follow a three step process that begins by identifying a thesis for a multi-year growth cycle for each company. Next, we uncover the primary catalysts that will lead to growth that is in excess of current market expectations. Lastly, we look for attractive valuations that are not fully reflected in the company's underlying growth potential. The portfolio is constructed with two types of holdings: core and emerging opportunities holdings. Core holdings represent our highest conviction ideas relative to our long-term thesis while emerging opportunities have met our quantitative and qualitative criteria and have the potential to become core positions. We follow a strict sell discipline and we may remove a stock from the portfolio if our thesis or valuation analysis is fully reflected in the current stock price, we recognize a thesis failure or change in expected catalysts, or if an alternative stock with superior attributes has been identified.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Traditional Small Cap Growth Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because the Wells Fargo Advantage Traditional Small Cap Growth Fund may invest a greater percentage of its assets in small-capitalization companies, an investment in the Wells Fargo Advantage Traditional Small Cap Growth Fund would be subject to smaller companies securities risk to a greater extent than an investment in Evergreen Growth Fund.

Principal Risks
 Active Trading Risk
 Counter-Party Risk
 Derivatives Risk
 Growth Style Investment Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk
 Smaller Company Securities Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Growth Fund

Highest Quarter:	4th Quarter 2001	+25.43%
Lowest Quarter:	4th Quarter 2008	-26.57%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Growth Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	6/5/1995	32.77%	0.08%	1.97%
Class A (after taxes on distributions)	6/5/1995	32.77%	-1.12%	0.51%
Class A (after taxes on distributions and the sale of Fund Shares)	6/5/1995	21.30%	0.14%	1.24%
Class B (before taxes)	10/18/1999	34.84%	0.28%	1.83%
Class C (before taxes)	4/15/1985	39.96%	0.84%	1.98%
Class I (before taxes)	11/19/1997	41.32%	1.56%	2.86%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)		34.47%	0.87%	-1.37%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Traditional Small Cap Growth Fund differs from the schedule applicable to Evergreen Growth Fund in the following ways: (i) the Wells Fargo Advantage Traditional Small Cap Growth Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999, and (ii) those between $250,000 and $499,999 are higher than Evergreen Growth Fund's front-end sales charge on similar purchases of Class A shares. Through the Merger, Class B and C shareholders of Evergreen Growth Fund will receive Class A shares of the Wells Fargo Advantage Traditional Small Cap Growth Fund and will have any remaining CDSC waived, but they will have a Class A front-end sales charge for additional purchases as described above.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Growth Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Traditional Small Cap Growth Fund (Pro Forma)
	Class A1	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[2]	None
1	Former Class B and Class C shareholders of Evergreen Growth Fund will not be subject to a contingent deferred sales charge upon the redemption of the Class A shares they receive as a result of the Merger, but will have to pay a front-end sales charge on additional purchases of Class A shares of the Acquiring Fund as described below.
2	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Growth Fund
Total Annual Fund Operating Expenses[1]
Class A	1.34%
Class B	2.09%
Class C	1.34%
Class I	1.09%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Traditional Small Cap Growth Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.42%	1.34%
Institutional Class	0.01%	0.99%	0.99%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.33% for Class A and 0.98% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Growth Fund and the Wells Fargo Advantage Traditional Small Cap Growth Fund have each adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (a "Distribution Plan"). Although the fees charged to Class A shares of Evergreen Growth Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by Class A shares of the Wells Fargo Advantage Traditional Small Cap Growth Fund, Class A shares of the Wells Fargo Advantage Traditional Small Cap Growth Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A shares that you bear will not change as a result of the Merger.

Following the Merger, the Class B and C shares of Evergreen Growth Fund, which currently bear a 1.00% 12b-1 fee, will receive Class A shares of the Wells Fargo Advantage Traditional Small Cap Growth Fund and will be subject to a shareholder servicing fee of 0.25% and no 12b-1 fees, with a net decrease in 12b-1/shareholder servicing fees of 0.75%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 118% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Traditional Small Cap Growth Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Edward Rick, CFA Linda Freeman, CFA Jeffrey S. Drummond, CFA Jeffrey Harrison, CFA Paul Carder, CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN SMALL-MID GROWTH FUND INTO WELLS FARGO ADVANTAGE GROWTH OPPORTUNITIES FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Small-Mid Growth Fund:	You will get this class of shares of Wells Fargo Advantage Growth Opportunities Fund[1]:
Class A	Class A
Class I2	Institutional Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Following completion of the Mergers, former Class I shareholders of any applicable Evergreen Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of any Wells Fargo Advantage Fund received in a Merger.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Small-Mid Growth Fund and the Wells Fargo Advantage Growth Opportunities Fund have similar investment goals and strategies. Evergreen Small-Mid Growth Fund seeks long-term capital growth, and the Wells Fargo Advantage Growth Opportunities Fund seeks long-term capital appreciation. Evergreen Small-Mid Growth Fund normally invests at least 80% of its assets in common stocks of small- and medium-sized U.S. companies, and the Wells Fargo Advantage Growth Opportunities Fund normally invests at least 80% of its total assets in equity securities of small- and medium-capitalization companies. Both Funds use a growth style of investing. One difference is that Evergreen Small-Mid Growth Fund seeks to maintain a dollar-weighted average market capitalization within the market capitalization range of the companies tracked by the Russell 2500® Growth Index, while Wells Fargo Advantage Growth Opportunities Fund does not have a similar principal investment strategy.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN SMALL-MID GROWTH FUND (Target Fund)	WELLS FARGO ADVANTAGE GROWTH OPPORTUNITIES FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term capital growth.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment goal by investing primarily in common stocks of U.S. companies with small and medium market capitalizations that the Fund's portfolio managers believe have the potential for above average growth. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of small- and medium-sized U.S. companies (i.e., companies whose market capitalizations fall within the market capitalization range of the companies tracked by the Russell 2500® Growth Index, measured at the time of purchase). As of December 31, 2009, the Russell 2500® Growth Index had a market capitalization range of approximately $13 million to $6.5 billion. In addition, the Fund seeks to maintain a dollar-weighted average market capitalization within the market capitalization range of the companies tracked by the Russell 2500® Growth Index.	Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies that we believe have above-average growth potential. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently.
The Fund may, but will not necessarily, use derivatives.	Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.
The Fund's portfolio managers employ a growth style of equity management and generally seek to purchase stocks of companies that have demonstrated earnings, asset values or growth potential that they believe are not yet reflected in the stock's market price. The Fund's portfolio managers consider potential earnings growth above the average earnings growth of companies included in the Russell 2500® Growth Index as a key factor in selecting investments.	We focus our investment strategy on identifying and investing in rapidly growing small capitalization companies that are in an early or transitional stage of their development and medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad small and mid cap market. Such criteria may include a security reaching our target price, (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Growth Opportunities Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees.

Principal Risks
 Counter-Party Risk
 Derivatives Risk
 Growth Style Investment Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk
 Smaller Company Securities Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Small-Mid Growth Fund

Highest Quarter:	2nd Quarter 2009	+16.50%
Lowest Quarter:	4th Quarter 2008	-23.21%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen Small-Mid Growth Fund	Inception Date of Share Class	1 Year	Performance Since 10/11/2005
Class A (before taxes)	10/11/2005	29.87%	3.90%
Class A (after taxes on distributions)	10/11/2005	29.87%	3.25%
Class A (after taxes on distributions and the sale of Fund Shares)	10/11/2005	19.42%	3.10%
Class I (before taxes)	10/11/2005	38.32%	5.63%
Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)		41.66%	2.42%
1	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Growth Opportunities Fund differs from the schedule applicable to Evergreen Small-Mid Growth Fund in the following ways: (i) the Wells Fargo Advantage Growth Opportunities Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999; and (ii) those between $250,000 and $499,999 are higher than Evergreen Small-Mid Growth Fund's front-end sales charge on similar purchases of Class A shares.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Small-Mid Growth Fund
	Class A	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Growth Opportunities Fund (Pro Forma)
	Class A	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Small-Mid Growth Fund
Total Annual Fund Operating Expenses1,[2]
Class A	1.70%
Class I	1.45%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.23% for Class A and 0.98% for Class I. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Wells Fargo Advantage Growth Opportunities Fund
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.58%	1.23%
Institutional Class	0.01%	1.15%	0.91%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Small-Mid Growth Fund and the Wells Fargo Advantage Growth Opportunities Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A shares of Evergreen Small-Mid Growth Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Growth Opportunities Fund, Class A shares of the Wells Fargo Advantage Growth Opportunities Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fee that you bear will not change as a result of the Merger. Class I shares of Evergreen Growth Fund and Institutional Class shares of Wells Fargo Advantage Growth Opportunities Fund are not subject to a 12b-1 fee.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 69% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Growth Opportunities Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Jerome "Cam" Philpott, CFA Stuart Roberts

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN HIGH INCOME FUND INTO WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Share Class Information

The following table illustrates the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen High Income Fund:	You will get this class of shares of Wells Fargo Advantage High Yield Bond Fund[1]:
Class A	Class A
Class B	Class B
Class C	Class C
Class I	Administrator Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Although the investment goals and certain strategies of Evergreen High Income Fund and the Wells Fargo Advantage High Yield Bond Fund differ, both Funds invest in similar securities. Evergreen High Income Fund seeks high income, whereas the Wells Fargo Advantage High Yield Bond Fund seeks total return, consisting of a high level of current income and capital appreciation. Some differences include the following: (i) the Wells Fargo Advantage High Yield Bond Fund may invest up to 20% of its assets in preferred and convertible securities, while Evergreen High Income Fund does not invest in preferred and convertible securities as a principal investment strategy; (ii) Evergreen High Income Fund normally invests at least 65% of its assets in below investment grade quality bonds, debentures, loan and other income-producing obligations but may purchase securities of any quality, while Wells Fargo High Yield Bond Fund normally invests at least 80% of its net assets in debt securities that are below investment grade; (iii) Evergreen High Income Fund may invest up to 50% of its total assets in foreign securities, while investing in foreign securities is not a principal investment strategy for the Wells Fargo Advantage High Yield Fund; and (iv) Evergreen High Income Fund may invest in loans, while investing in loans is not a principal investment strategy for the Wells Fargo Advantage High Yield Bond Fund. This means the Wells Fargo Advantage High Yield Bond Fund may invest a greater percentage of its assets in below investment grade securities, preferred and convertible securities, while Evergreen High Income Fund may invest a greater percentage of its assets in loans and foreign securities.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN HIGH INCOME FUND (Target Fund)	WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks high income.	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 65% of its assets in below investment grade quality bonds, debentures, loans, and other income-producing obligations (sometimes referred to as "junk bonds"), but may purchase securities of any quality. The Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities, but may not be as attractive to as many buyers. The Fund may invest up to 35% of its total assets in bonds and loans rated investment grade (or unrated obligations determined by the Fund's portfolio manager to be of comparable quality). The high income sought by the Fund is ordinarily associated with below investment grade bonds and similar securities in the lower rating categories of a nationally recognized statistical ratings organization or with securities that are unrated. While growth of capital is not an investment goal, the Fund may purchase securities that offer the possibility of capital growth in addition to income, provided the acquisition of such securities does not conflict with the Fund's investment goal of high income.

Security ratings are determined at the time of investment based on ratings received from a nationally recognized statistical ratings organization or, if not rated, determined to be of comparable quality by the Fund's portfolio manager. If a security is rated by more than one nationally recognized statistical ratings organization, the lowest rating of any one of these agencies is used to determine the rating. The Fund may retain any security whose rating has been upgraded after purchase if the Fund's portfolio manager considers the retention advisable.	Under normal circumstances, we invest at least 80% of the Fund's net assets in debt securities that are below investment-grade and up to 20% of the Fund's net assets in preferred and convertible securities. We invest principally in below investment-grade debt securities (often called "high yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. We may invest in below investment-grade debt securities of any credit quality. The average credit quality of the Fund's portfolio is expected to be equivalent to B or higher as rated by Moody's, Standard & Poor's, an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options, or swaps agreements, as well as other derivatives, to manage risk or to enhance return. We do not manage the Fund's portfolio to a specific maturity or duration.
The Fund may invest up to 50% of its assets in foreign securities.	The Fund does not have a similar principal investment strategy.
The Fund may, but will not necessarily, use a variety of derivative instruments, such as futures contracts, options and swaps, including, for example, index futures, Treasury futures, Eurodollar futures, interest rate swap agreements, credit default swaps and total return swaps. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or basket of assets and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk.	We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.
The Fund may invest in loans. The Fund may invest in a loan at origination as a co-lender or by acquiring in the secondary market participations in, or assignments or novations of, a loan. When the Fund acquires an interest in a loan in the secondary market, it may acquire some or all of the interest of a bank or other lending institution in a loan to a borrower.	The Fund does not have a similar principal investment strategy.
When selecting securities, the portfolio manager considers research on the bond market, economic analysis and interest rate forecasts. The portfolio manager's analysis of securities focuses on factors such as interest or dividend coverage, asset values, earning prospects and the quality of management of the company.	We focus on individual security selection (primarily using a bottom-up approach) and seek to identify high yield securities that appear comparatively undervalued. We use our knowledge of various industries to assess the risk/return tradeoff among issuers within particular industries, seeking to identify compelling relative value investments. We analyze the issuers' long-term prospects and focus on characteristics such as management, asset coverage, free cash flow generation, liquidity and business risk. Our research and analysis highlights industry drivers, competitive position and operating trends with an emphasis on cash flow. We also talk to management, and consult industry contacts, debt and equity analysts, and rating agencies.
We purchase securities when attractive risk/reward ideas are identified and sell securities when either the securities become overvalued or circumstances change in a way that adversely affects this risk/return profile.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage High Yield Bond Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees. For example, because the Wells Fargo Advantage High Yield Bond Fund may invest a greater percentage of its assets in below investment grade securities, preferred and convertible securities, an investment in the Wells Fargo Advantage High Yield Bond Fund may be subject to high yield securities risk, market risk and risks associated with convertible securities to a greater extent than an investment in Evergreen High Income Fund. Also, because Evergreen High Income Fund may invest in foreign securities, an investment in Evergreen High Income Fund may be subject to foreign investment risk and risks associated with loans to a greater extent than an investment in the Wells Fargo Advantage High Yield Bond Fund.

Principal Risks
 Active Trading Risk
 Counter-Party Risk
 Debt Securities Risk
 Derivatives Risk
 High Yield Securities Risk
 Issuer Risk
 Leverage Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

For additional performance information relating to the Acquiring Fund, please see "Exhibit G - Composite Performance Information."

Year-by-Year Total Return for Class B Shares (%) for Evergreen High Income Fund

Highest Quarter:	2nd Quarter 2009	+20.30%
Lowest Quarter:	4th Quarter 2008	-17.20%

Average Annual Total Returns for the period ended 12/31/2009
Evergreen High Income Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	1/20/1998	45.03%	3.96%	5.13%
Class B (before taxes)	9/11/1935	46.31%	3.91%	4.89%
Class B (after taxes on distributions)	9/11/1935	41.34%	1.22%	2.07%
Class B (after taxes on distributions and the sale of Fund Shares)	9/11/1935	29.56%	1.70%	2.40%
Class C (before taxes)	1/21/1998	50.31%	4.20%	4.89%
Class I (before taxes)	4/14/1998	52.79%	5.24%	5.94%
BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)[3]		56.28%	6.23%	6.77%
1	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
3	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage High Yield Bond Fund differs from the schedule applicable to Evergreen High Income Fund in the following way: the Wells Fargo Advantage High Yield Bond Fund's front-end sales charges on purchases of Class A shares below $249,000 are slightly lower than Evergreen High Income Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage High Yield Bond Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen High Income Fund.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen High Income Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	4.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage High Yield Bond Fund (Pro Forma)
	Class A	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	4.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[1]	5.00%	1.00%	None
1	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for the Target Fund set forth in the following table are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Merger had taken place at the beginning of that period. Exhibit C contains expense tables and examples for the Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Fund's most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen High Income Fund
	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses[1]
Class A	0.15%	1.37%
Class B	0.15%	2.12%
Class C	0.15%	2.12%
Class I	0.15%	1.12%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage High Yield Bond Fund (Pro Forma)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.15%	1.18%	1.18%
Class B	0.15%	1.93%	1.93%
Class C	0.15%	1.93%	1.93%
Administrator Class	0.15%	1.12%	0.95%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.03% for Class A, 1.78% for Class B, 1.78% for Class C, and 0.80% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen High Income Fund and the Wells Fargo Advantage High Yield Bond Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A, Class B, and Class C shares of Evergreen High Income Fund under that Fund's Distribution Plan are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage High Yield Bond Fund , Class A, Class B, and Class C shares of the Wells Fargo Advantage High Yield Bond Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A, Class B, and Class C shares that you bear will not change as a result of the Merger. Class I shareholders of Evergreen High Income Fund, which currently do not bear 12b-1/shareholder servicing fees, will receive Administrator Class shares of the Wells Fargo Advantage High Yield Bond Fund and will be subject to a shareholder servicing fee of 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Target Fund's portfolio turnover rate was 119% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage High Yield Bond Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management Incorporated
Portfolio Managers	Niklas Nordenfelt, CFA Phillip Susser

 Although your Target Fund will be the accounting and performance survivor in the Merger, the Acquiring Fund will have different portfolio managers than that of your Target Fund.

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

EVERGREEN SPECIAL VALUES FUND AND EVERGREEN SMALL CAP VALUE FUND INTO WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

In addition to your Target Fund, shareholders in one or more other Target Funds are being asked to approve a Merger into your Acquiring Fund. Your Merger is not contingent upon approval of any other Merger by shareholders of any other Target Fund.

Share Class Information

The following tables illustrate the share class of the Acquiring Fund you will receive as a result of the Merger in exchange for the shares you own in your Target Fund.

If you own this class of shares of Evergreen Special Values Fund:	You will get this class of shares of Wells Fargo Advantage Special Small Cap Value Fund:[1]
Class A	Class A
Class B	Class B
Class C	Class C
Class I	Administrator Class
Class R2	Class A
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.
2	Following completion of the Mergers, former Class R shareholders of any Evergreen Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.

If you own this class of shares of Evergreen Small Cap Value Fund:	You will get this class of shares of Wells Fargo Advantage Special Small Cap Value Fund:[1]
Class A	Class A
Class B	Class B
Class C	Class C
Class I	Administrator Class
1	The Fund is a shell fund ("Shell Fund") being created to receive the assets of one or more Target Funds.

The Acquiring Fund shares you receive as a result of the Merger will have the same total value as the total value of your Target Fund shares as of the close of business on the business day immediately prior to the Merger.

The procedures for buying, selling and exchanging shares of the Funds are similar. For additional information, see the section entitled "Buying, Selling and Exchanging Fund Shares." This section also contains important information for foreign shareholders of a Target Fund, defined as shareholders whose accounts do not currently have both a U.S. address and tax payer identification number on record with the Funds. Following the Merger, foreign shareholders will not be able to make additional investments into a Wells Fargo Advantage Fund.

Investment Goal and Strategy Comparison

The following section compares the investment goals, principal investment strategies and fundamental investment policies of the Funds. The investment goals of the Funds may be changed without shareholder approval.

Evergreen Special Values Fund and Wells Fargo Advantage Special Small Cap Value Fund
 The Funds have similar investment goals and strategies. Evergreen Special Values Fund seeks to produce growth of capital and the Wells Fargo Advantage Special Small Cap Value Fund seeks long-term capital appreciation. Both Funds normally invest at least 80% of their assets in common stocks or equity securities of small-capitalization companies. One important difference is that Evergreen Special Values Fund may invest the remaining 20% of its assets in other types of investments, including those that fall outside the Fund's small-cap range, while Wells Fargo Advantage Special Small Cap Value Fund does not invest in these types of investments as a principal investment strategy.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN SPECIAL VALUES FUND (Target Fund)	WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks to produce growth of capital.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000® Index, measured at the time of purchase). In addition, the Fund will seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2000® Index. The remaining 20% of the Fund's assets may be invested in other types of investments, including those that fall outside the range tracked by the Russell 2000® Index.	Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which are defined as companies whose market capitalizations fall within the range tracked by the Russell 2000® Index. In addition, the Fund will seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2000® Index.
The portfolio manager looks for significantly undervalued companies that he believes have the potential for above-average appreciation with below-average risk. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation.	We look for significantly undervalued companies that we believe have the potential for above-average appreciation with below-average risk. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Evergreen Small Cap Value Fund and Wells Fargo Advantage Special Small Cap Value Fund
 The Funds have similar investment goals and strategies. Evergreen Small Cap Value Fund seeks long-term growth of capital and the Wells Fargo Advantage Special Small Cap Value Fund seeks long-term capital appreciation. Both Funds normally invest at least 80% of their assets in equity securities of small-capitalization companies.

A more complete description of each Fund's investment goals and strategies is below.

EVERGREEN SMALL CAP VALUE FUND (Target Fund)	WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND (Acquiring Fund)
INVESTMENT GOAL
The Fund seeks long-term growth of capital.	The Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2500® Index, measured at the time of purchase). In addition, the Fund seeks to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2500® Index.	The Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which are defined as companies whose market capitalizations fall within the range tracked by the Russell 2000® Index. In addition, the Fund will seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2000® Index.
The Fund's portfolio managers look for stocks that they believe to be undervalued at the time of purchase and which have the potential for long-term capital appreciation. In selecting stocks, the portfolio managers will consider, among other things, the issuer's earning power and the value of the issuer's assets.	The portfolio manager looks for significantly undervalued companies that he believes have the potential for above-average appreciation with below-average risk. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation.
Although not part of its principal investment strategy, the Fund may, but will not necessarily, temporarily invest up to 100% of its assets in cash and/or high-quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's investment goal and principal investment strategies and, if employed, could result in a lower return and loss of market opportunity.	The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

The fundamental investment policies of the Target and Acquiring Funds are substantively similar. For a comparative chart of fundamental investment policies, please see Exhibit B.

Principal Risk Comparison

Because the Evergreen funds and Wells Fargo Advantage Funds were unaffiliated fund families until January 2009, the Funds have historically used different terms and descriptions to describe their principal risks. Nonetheless, due to the similarity of the Funds' investment strategies, the Funds are generally subject to similar types of risks. Listed below are the principal risks that apply to the Wells Fargo Advantage Special Small Cap Value Fund. A description of those risks can be found in the section of this prospectus/proxy statement entitled "Risk Descriptions." Although each of the Funds may be subject to all or substantially all of the risks listed below, they may be subject to a particular risk to different degrees.

A more complete description of each Fund's investment goals and strategies is below.

Principal Risks
 Derivatives Risk
 Issuer Risk
 Liquidity Risk
 Management Risk
 Market Risk
 Regulatory Risk
 Smaller Company Securities Risk
 Value Style Investment Risk

A discussion of the principal risks associated with an investment in the Target Fund may be found in the Target Fund's prospectus. In addition, each Fund has other investment policies, practices and restrictions which, together with the Fund's related risks, are also set forth for the Target Fund in the Fund's prospectus and SAI and, for the Acquiring Fund, in this prospectus/proxy statement and the Merger SAI.

Fund Performance Comparison

The following bar chart and table illustrate how the Target Fund's returns have varied from year to year and compare the Target Fund's returns with those of one or more broad-based securities indexes. Past performance (before and after taxes) is not necessarily an indication of future results. Current month-end performance information is available for an Evergreen fund at www.evergreeninvestments.com. The bar chart does not reflect applicable sales charges; if it did, returns would be lower than those shown. Since the Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore performance information for the Acquiring Fund is not yet available.

Year-by-Year Total Return for Class A Shares (%) for Evergreen Special Values Fund

Highest Quarter:	3rd Quarter 2009	+23.78%
Lowest Quarter:	4th Quarter 2008	-26.08%

Average Annual Total Returns for the period ended 12/31/2009[1]
Evergreen Special Values Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	5/7/1993	22.39%	0.58%	7.78%
Class A (after taxes on distributions)	5/7/1993	22.32%	-1.00%	6.50%
Class A (after taxes on distributions and the sale of Fund Shares)	5/7/1993	14.64%	0.52%	6.65%
Class B (before taxes)	3/26/1999	23.83%	0.77%	7.61%
Class C (before taxes)	12/12/2000	27.89%	1.02%	7.70%
Class I (before taxes)	7/23/1996	30.19%	2.04%	8.70%
Class R (before taxes)	10/10/2003	29.48%	1.53%	8.26%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		20.58%	-0.01%	8.27%
1	Historical performance shown for Classes A, B, C and I prior to 6/17/2002 are based on the performance of Classes A, B, C and Y of the fund's predecessor fund, Wachovia Special Values Fund. The historical returns shown for Classes C and R prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes C and R have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, 10 year returns for Classes C and R would have been lower.
2	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
3	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.

Year-by-Year Total Return for Class I Shares (%) for Evergreen Small Cap Value Fund

Highest Quarter:	3rd Quarter 2009	+24.39%
Lowest Quarter:	4th Quarter 2008	-29.22%

Average Annual Total Returns for the period ended 12/31/2009[1]
Evergreen Small Cap Value Fund	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	7/31/1998	27.25%	-2.82%	5.57%
Class B (before taxes)	4/25/2003	28.75%	-2.58%	5.82%
Class C (before taxes)	4/25/2003	32.89%	-2.39%	5.83%
Class I (before taxes)	12/30/1997	35.24%	-1.42%	6.52%
Class I (after taxes on distributions)	12/30/1997	35.17%	-3.42%	5.01%
Class I (after taxes on distributions and the sale of Fund Shares)	12/30/1997	23.00%	-1.23%	5.52%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		20.58%	-0.01%	8.27%
1	Historical performance shown for Class A prior to 4/25/2003 is based on the performance of the Investor shares of the fund's predecessor fund, Undiscovered Managers Small Cap Value Fund, and prior to its inception, on the Institutional shares, the original class offered by the fund's predecessor fund. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. Historical performance for Class I prior to 4/25/2003 is based on the performance of the Institutional shares of the fund's predecessor fund. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.25% for Class A, 0.35% for Investor shares, and 1.00% for Classes B and C. Class I does not and Institutional shares did not pay a 12b-1 fee. If these fees had been reflected, 10 year returns for Classes B and C would have been lower while 10 year returns for Class A would have been different.
2	The returns shown for Class B shares do not reflect the conversion of Class B shares to Class A shares.
3	After-tax returns are shown for only one class and after-tax returns for other classes will vary. The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Shareholder Fee and Fund Expense Comparison

The sales charges and expenses for each class of shares of your Target Fund may be different than those of the corresponding class of shares of the Acquiring Fund. This section compares the fees and expenses you pay if you buy, hold, and sell shares of the Target Fund and the Acquiring Fund, and the tables entitled "Pro Forma" also show what your fees and expenses would be if the Merger takes place. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Target Fund's family of funds or $50,000 in the Acquiring Fund's family of funds. Information regarding sales charges and sales charge discounts applicable to investments in the Acquiring Fund's family of funds is available in the "Buying, Selling and Exchanging Fund Shares -- Wells Fargo Advantage Funds" section of this prospectus/proxy statement. More information about these and other discounts is available from your financial professional and for the Target Fund in the Fund's prospectus, and, for the Acquiring Fund, in Exhibit E.

The sales charge schedule applicable to Class A shares of the Wells Fargo Advantage Special Small Cap Value Fund differs from the schedule applicable to Evergreen Special Values Fund and Evergreen Small Cap Value Fund in the following ways: (i) the Wells Fargo Advantage Special Small Cap Value Fund's front-end sales charges on purchases of Class A shares between $50,000 and $99,999, and (ii) those between $250,000 and $499,999 are higher than Evergreen Special Values Fund's and Evergreen Small Cap Value Fund's front-end sales charge on similar purchases of Class A shares. The sales charge schedules applicable to Class B and Class C shares of the Wells Fargo Advantage Special Small Cap Value Fund are identical to the sales charge schedules for the corresponding classes of shares of Evergreen Special Values Fund and Evergreen Small Cap Value Fund.

Through the Merger, Class R shareholders of Evergreen Special Value Fund, which currently are not subject to front-end sales charges, will receive Class A shares of the Wells Fargo Advantage Special Small Cap Value Fund and will be able to purchase additional Class A shares of the Wells Fargo Advantage Special Small Cap Value Fund, by exchange, at net asset value, which means that they will not pay a front-end sales charge.

The following tables allow you to compare the maximum sales charges of the Funds. The Pro Forma table also shows you what the maximum sales charges will be, assuming the Merger takes place. The Target Fund shareholders will not pay any front-end or deferred sales charges in connection with the Merger.

Shareholder Fees (fees paid directly from your investment)

Evergreen Special Values Fund
	Class A	Class B	Class C	Class I	Class R
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Evergreen Small Cap Value Fund
	Class A	Class B	Class C	Class I
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.75%[1]	None	None	None
Maximum deferred sales charge (load) (as a % of either the redemption amount or initial investment, whichever is lower)	None[1]	5.00%	1.00%	None
1	Investments of $1 million or more are not subject to a front-end sales charge, but will be subject to a deferred sales charge of 1.00% if you sell the shares within eighteen months of purchase.

Wells Fargo Advantage Special Small Cap Value Fund (Pro Forma)
	Class A1	Class B	Class C	Administrator Class
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%[2]	None	None	None
Maximum deferred sales charge (load) (as a percentage of the net asset value at purchase)	None[2]	5.00%	1.00%	None
1	Following completion of the Mergers, former Class R shareholders of any Evergreen Target Fund who receive Class A shares of a Wells Fargo Advantage Fund in a Merger may buy additional Class A shares of that Wells Fargo Advantage Fund at net asset value (i.e., without a front-end sales charge). Those shareholders may also exchange Class A shares of that Wells Fargo Advantage Fund for Class A shares of a different Wells Fargo Advantage Fund at net asset value, after which, subsequent purchases of shares of that other Fund may also be made at net asset value.
2	Class A shares that are purchased at NAV amounts of $1,000,000 or more may be assessed a 1.00% contingent deferred sales charge if they are redeemed within eighteen months from the date of purchase.

The following tables allow you to compare the annual operating expenses of the Funds. The net and gross total annual fund operating expenses for each Target Fund set forth in the following tables are based on the actual expenses for the twelve-month period ended September 30, 2009. The pro forma expense table below labeled "Wells Fargo Advantage Special Small Cap Value Fund (Pro Forma Assuming Merger of Both Target Funds with Acquiring Fund)" shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming the Mergers of both Target Funds with the Acquiring Fund had taken place at the beginning of that period. If the Merger of Evergreen Special Values Fund with the Acquiring Fund is the only Merger approved by shareholders, the pro forma expenses would have been approximately the same. The pro forma expense table below labeled "Wells Fargo Advantage Special Small Cap Value Fund (Pro Forma Assuming Merger of Evergreen Small Cap Value Fund Only with Acquiring Fund)" shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the twelve-month period ended September 30, 2009, assuming only the Merger of Evergreen Small Cap Value Fund with the Acquiring Fund had taken place at the beginning of that period. Exhibit C contains expense tables and examples for each Target Fund based upon the actual expenses incurred by the Target Fund during its most recently completed fiscal year. Exhibit C also includes a pro forma expense table and examples for the Acquiring Fund as of the Target Funds' most recent financial statements. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Special Values Fund
Total Annual Fund Operating Expenses1,[2]
Class A	1.45%
Class B	2.20%
Class C	2.20%
Class I	1.20%
Class R	1.70%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.35% for Class A, 2.10% for Class B, 2.10% for Class C, 1.10% for Class I and 1.60% for Class R. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Evergreen Small Cap Value Fund
Total Annual Fund Operating Expenses[1]
Class A	1.91%
Class B	2.66%
Class C	2.66%
Class I	1.66%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Wells Fargo Advantage Special Small Cap Value Fund (Pro Forma Assuming Merger of Both Target Funds with Acquiring Fund)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.39%	1.35%
Class B	0.01%	2.14%	2.10%
Class C	0.01%	2.14%	2.10%
Administrator Class	0.01%	1.23%	1.10%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Special Small Cap Value Fund (Pro Forma Assuming Merger of Evergreen Small Cap Value Fund Only into Acquiring Fund)
	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Total Annual Fund Operating Expenses (After Waiver)2,[3]
Class A	0.01%	1.59%	1.35%
Class B	0.01%	2.34%	2.10%
Class C	0.01%	2.34%	2.10%
Administrator Class	0.01%	1.43%	1.10%
1	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
2	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
3	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Evergreen Special Values Fund, Evergreen Small Cap Value Fund and the Wells Fargo Advantage Special Small Cap Value Fund have each adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan"). Although the fees charged to Class A, Class B, and Class C shares of Evergreen Special Values Fund and Evergreen Small Cap Value Fund under those Funds' Distribution Plans are 0.25% more than the Distribution Plan fees borne by the corresponding classes of the Wells Fargo Advantage Special Small Cap Value Fund, Class A, Class B, and Class C shares of the Wells Fargo Advantage Special Small Cap Value Fund are subject to a shareholder servicing fee equal to 0.25%. This means that the total distribution and shareholder servicing fees for Class A, Class B, and Class C shares that you bear will not change as a result of the Merger. Class I shareholders of Evergreen Special Values Fund, which currently do not bear 12b-1/shareholder servicing fees, will receive Administrator Class shares of the Wells Fargo Advantage Special Small Cap Value Fund and will be subject to a shareholder servicing fee of 0.25%. Following the Merger, Class R shares of Evergreen Special Values Fund, which currently bear a 0.50% 12b-1 fee, will receive Class A shares of the Wells Fargo Advantage Special Small Cap Value Fund and will be subject to a shareholder servicing fee of 0.25% and no 12b-1 fees, with a net decrease in 12b-1/shareholder servicing fees of 0.25%.

Portfolio Turnover. The Target and Acquiring Funds pay transaction costs, such as commissions or dealer mark-ups, when each buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect each Fund's performance. During the most recent fiscal year, the Evergreen Special Value Fund's portfolio turnover rate was 43% of the average value of its portfolio. During the most recent fiscal year, the Evergreen Small Cap Value Fund's portfolio turnover rate was 138% of the average value of its portfolio. Since the Acquiring Fund has not yet commenced operations, its portfolio turnover rate is not yet available.

Fund Management Information

The following table identifies the investment adviser, investment sub-adviser and portfolio manager(s) for the Acquiring Fund. Further information about the management of the Acquiring Fund can be found under the section entitled "Management of the Funds."

Wells Fargo Advantage Special Small Cap Value Fund
Investment Adviser	Funds Management
Investment Sub-adviser	Wells Capital Management
Portfolio Manager	James M. Tringas, CFA

Tax Information

It is expected that the Merger will be tax-free to shareholders for U.S. federal income tax purposes, and receipt of an opinion substantially to that effect from Proskauer Rose LLP, special tax counsel to the Acquiring Fund, is a condition to the obligation of the Funds to consummate the Merger. This means that neither shareholders nor your Target or Acquiring Fund will recognize a gain or loss directly as a result of the Merger. However, because the Merger will end the tax year of your Target Fund, the Merger may accelerate taxable distributions from your Target Fund to its shareholders.

The cost basis and holding period of your Target Fund shares will carry over to the shares of the Acquiring Fund you receive as a result of the Merger. At any time prior to the consummation of the Merger, a shareholder may redeem shares, likely resulting in recognition of a gain or a loss to the shareholder for U.S. federal income tax purposes if the shareholder holds the shares in a taxable account.

A portion of the securities held by your Target Fund may be disposed of in connection with the Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and your Target Fund's basis in such assets. Any net realized capital gains from sales that occur prior to the Merger will be distributed to your Target Fund's shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of the excess of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale (after reduction by any available capital loss carryforwards), and such distributions will be taxable to shareholders.

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

Certain other U.S. federal income tax consequences are discussed below under "Material U.S. Federal Income Tax Consequences of the Mergers."

RISK DESCRIPTIONS

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of a Fund will be positive or that the Fund will meet its investment goal. An investment in a mutual fund is not a deposit with a bank; is not insured, endorsed or guaranteed by the FDIC or any government agency; and is subject to investment risks, including possible loss of your original investment. Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money. The following provides additional information regarding the various risks referenced in the section entitled "Merger Summary."

  Active Trading Risk. Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may cause the Fund to realize greater gains that will be taxable to you then would otherwise have been realized.

  Convertible Securities Risk. Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

  Counter-Party Risk. When a Fund enters into a repurchase agreement, an agreement where it buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

  Country Concentration Risk. A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

  Currency Hedging Risk. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. To manage currency exposure, a Fund may purchase currency futures or enter into forward currency contracts to "lock in" the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. Similar to a forward currency contract, currency futures contracts are standardized for the convenience of market participants and quoted on an exchange. To reduce the risk of one party to the contract defaulting, the accrued profit or loss from a futures contract is calculated and paid on a daily basis rather than on the maturity of the contract.

  Debt Securities Risk. Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

  Derivatives Risk. The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.  Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

  Emerging Markets Risk. Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

  Foreign Investment Risk. Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates. Such fluctuations may reduce the value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

  Growth Style Investment Risk. Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

  Healthcare Sector Risk. The Health Care Fund concentrates its investments in the healthcare sector and therefore may be more susceptible to financial, economic or market events impacting the healthcare sector. In particular, the Fund may be affected by worldwide scientific or technological developments related to healthcare companies. Healthcare products may rapidly become obsolete and are also often dependent on the developer's ability to receive patents from regulatory agencies and then to enforce them in the market. A healthcare company's valuation can often be based largely on the potential or actual performance of a limited number of products. A healthcare company's valuation can also be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Many healthcare companies are subject to significant government regulation and may be affected by changes in governmental policies. As a result, investments in healthcare companies include the risk that the economic prospects, and the share prices, of such companies generally can fluctuate dramatically due to changes in the regulatory or competitive environments.

  High Yield Securities Risk. High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values may be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

  Issuer Risk. The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

  Issuer Concentration Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

  Leverage Risk. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create a leveraging risk. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

  Liquidity Risk. A security may not be sold at the time desired or without adversely affecting the price.

  Management Risk. We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services, such as selling agents or investment advisers, promise to make good on any such losses.

  Market Risk. The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets. The value or liquidity of a security may decline or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline or become illiquid due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline or become illiquid in value simultaneously. Equity securities generally have greater price volatility than debt securities.

  Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

  Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. A Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation may affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal AMT for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

  Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

  North Carolina Municipal Securities Risk. Events in North Carolina are likely to affect a Fund's investments in North Carolina municipal securities. Although North Carolina has a relatively diverse economy, its economy relies significantly on agriculture, finance, technology, research and the manufacturing of textiles, paper and electrical equipment. Adverse conditions affecting any of these areas could have a disproportionate impact on North Carolina municipal securities.

  Pennsylvania Municipal Securities Risk. Events in Pennsylvania are likely to affect a Fund's investments in Pennsylvania municipal securities. Although Pennsylvania has a relatively diverse economy, its economy relies significantly on the service sector, including trade, medical, health services, education and financial institutions, and agricultural industries. Adverse conditions affecting any of these areas could have a disproportionate impact on Pennsylvania municipal securities.

  Precious Metals Sector Risk. The Precious Metals Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector. In particular, the precious metals sector is subject to fluctuation in the prices of gold and other precious metals due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation, and resource availability and demand. Since much of the world's gold and precious metals are mined in South Africa, which is considered to be an emerging markets country, the economic and political situations in that country can affect the price of gold and precious metals located elsewhere.

  Regional Risk. The chance that an entire geographical region will be hurt by political, regulatory, market or economic developments or natural disasters may adversely impact the value of investments concentrated in the region. Additionally, a Fund with a regional focus may be more disproportionately and adversely impacted by regional developments than a Fund without a regional focus.

  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

  Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

  Subsidiary Risk. The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

  U.S. Government Obligations Risk. U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

  Utility and Telecommunications Sectors Risk. The Utility and Telecommunications Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors. In particular, investments in the utility and telecommunications sectors include unique risks such as decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others. These developments also could cause utility companies to reduce the dividends they pay on their stock, potentially decreasing the dividends you receive from the Fund. Telecommunications companies and products, like technology companies and products generally, are highly dependent on innovation and expansion of existing technologies, such as internet communications and the ability to access the internet through mobile devices, as well as intense pricing competition and industry consolidation. Investments in companies in energy-related industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations (including possible imposition of a windfall profit tax or similar tax). The Fund's investment performance will be more significantly affected by factors affecting utility, energy, and telecommunications companies than would be a fund investing more broadly. In addition, utility and telecommunications companies typically borrow heavily to support continuing operations. Increases in interest rates could increase borrowing costs, which could adversely impact an issuer's financial results and stock price, and ultimately the value of, and total return on, the Fund's shares.

  Value Style Investment Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

MANAGEMENT OF THE FUNDS

The following provides additional information regarding the investment adviser, investment sub-adviser and portfolio manager(s) of your Acquiring Fund as referenced in the section entitled "Merger Summary."

Investment Adviser

Funds Management is the investment adviser to your Acquiring Fund and will continue to be the investment adviser to your Acquiring Fund following the Merger.

The following are some key facts about Funds Management:

  Funds Management is an indirect, wholly-owned subsidiary of Wells Fargo & Company ("Wells Fargo").

  Funds Management was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank, N.A. ("Wells Fargo Bank") and is an affiliate of Wells Fargo Bank, which was founded in 1852 and is the oldest bank in the western United States and is one of the largest banks in the United States.

  Funds Management is located at 525 Market Street, San Francisco, California 94105.

Advisory Fees

As compensation for its advisory services to your Acquiring Fund, Funds Management is entitled to receive a monthly fee at the annual rates indicated below, as a percentage of the Acquiring Fund's average daily net assets.

Fund	Breakpoint	Fee
Wells Fargo Advantage Intrinsic Value Fund	First $500 million	0.650%
	Next $500 million	0.625%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Over $4 billion	0.550%

Wells Fargo Advantage Disciplined U.S. Core Fund	First $1 billion	0.300%
	Next $4 billion	0.275%
	Over $5 billion	0.250%

Wells Fargo Advantage Core Equity Fund	First $500 million	0.650%
	Next $500 million	0.625%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Over $4 billion	0.550%

Wells Fargo Advantage Strategic Large Cap Growth Fund	First $500 million	0.650%
	Next $500 million	0.625%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Over $4 billion	0.550%

Wells Fargo Advantage Omega Growth Fund	First $500 million	0.750%
	Next $500 million	0.700%
	Next $1 billion	0.650%
	Next $2 billion	0.625%
	Over $4 billion	0.600%

Wells Fargo Advantage Small/Mid Cap Core Fund	First $500 million	0.750%
	Next $500 million	0.700%
	Next $1 billion	0.650%
	Next $2 billion	0.625%
	Over $4 billion	0.600%

Wells Fargo Advantage Disciplined Global Equity Fund	First $500 million	0.700%
	Next $500 million	0.650%
	Next $1 billion	0.600%
	Next $2 billion	0.575%
	Over $4 billion	0.550%

Wells Fargo Advantage Global Opportunities Fund	First $500 million	0.900%
	Next $500 million	0.875%
	Next $1 billion	0.850%
	Next $2 billion	0.825%
	Over $4 billion	0.800%

Wells Fargo Advantage Intrinsic World Equity Fund	First $500 million	0.800%
	Next $500 million	0.750%
	Next $1 billion	0.700%
	Next $2 billion	0.675%
	Over $4 billion	0.650%

Wells Fargo Advantage Health Care Fund	First $500 million	0.800%
	Next $500 million	0.750%
	Next $1 billion	0.700%
	Next $2 billion	0.675%
	Over $4 billion	0.650%

Wells Fargo Advantage Precious Metals Fund	First $500 million	0.600%
	Next $500 million	0.550%
	Next $1 billion	0.500%
	Next $2 billion	0.475%
	Over $4 billion	0.450%

Wells Fargo Advantage Utility and Telecommunications Fund	First $500 million	0.600%
	Next $500 million	0.550%
	Next $1 billion	0.500%
	Next $2 billion	0.475%
	Over $4 billion	0.450%

Wells Fargo Advantage Diversified Capital Builder Fund	First $500 million	0.600%
	Next $500 million	0.550%
	Next $2 billion	0.500%
	Next $2 billion	0.475%
	Over $5 billion	0.450%

Wells Fargo Advantage Diversified Income Builder Fund	First $500 million	0.500%
	Next $500 million	0.475%
	Next $2 billion	0.450%
	Next $2 billion	0.425%
	Over $5 billion	0.400%

Wells Fargo Advantage Strategic Municipal Bond Fund	First $500 million	0.350%
	Next $500 million	0.325%
	Next $2 billion	0.300%
	Next $2 billion	0.275%
	Over $5 billion	0.250%

Wells Fargo Advantage North Carolina Tax-Free Fund	First $500 million	0.350%
	Next $500 million	0.325%
	Next $2 billion	0.300%
	Next $2 billion	0.275%
	Over $5 billion	0.250%

Wells Fargo Advantage Pennsylvania Tax-Free Fund	First $500 million	0.350%
	Next $500 million	0.325%
	Next $2 billion	0.300%
	Next $2 billion	0.275%
	Over $5 billion	0.250%

Wells Fargo Advantage Adjustable Rate Government Fund	First $500 million	0.400%
	Next $500 million	0.375%
	Next $2 billion	0.350%
	Next $2 billion	0.325%
	Over $5 billion	0.300%

Wells Fargo Advantage International Bond Fund	First $500 million	0.550%
	Next $500 million	0.525%
	Next $2 billion	0.500%
	Next $2 billion	0.475%
	Over $5 billion	0.450%

Wells Fargo Advantage Traditional Small Cap Growth Fund	First $500 million	0.800%
	Next $500 million	0.775%
	Next $1 billion	0.750%
	Next $1 billion	0.725%
	Over $3 billion	0.700%

Wells Fargo Advantage Growth Opportunities Fund	First $500 million	0.750%
	Next $500 million	0.700%
	Next $1 billion	0.650%
	Next $2 billion	0.625%
	Over $4 billion	0.600%

Wells Fargo Advantage High Yield Bond Fund	First $500 million	0.500%
	Next $500 million	0.475%
	Next $2 billion	0.450%
	Next $2 billion	0.425%
	Over $5 billion	0.400%

Wells Fargo Advantage Special Small Cap Value Fund	First $500 million	0.800%
	Next $500 million	0.775%
	Next $1 billion	0.750%
	Next $1 billion	0.725%
	Over $3 billion	0.700%

Because the Acquiring Fund is a Shell Fund, it has not yet paid any advisory fees to Funds Management.

Sub-Adviser

Wells Capital Management Incorporated (Wells Capital), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company, is located at 525 Market Street, San Francisco, California 94105. Wells Capital is the sub-adviser for Wells Fargo Advantage Disciplined U.S. Core Fund, Wells Fargo Advantage Core Equity Fund, Wells Fargo Advantage Strategic Large Cap Growth Fund, Wells Fargo Advantage Omega Growth Fund, Wells Fargo Advantage Disciplined Global Equity Fund, Wells Fargo Advantage Global Opportunities Fund, Wells Fargo Advantage Strategic Municipal Bond Fund, Wells Fargo Advantage Health Care Fund, Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund, Wells Fargo Advantage Diversified Capital Builder Fund, Wells Fargo Advantage Diversified Income Builder Fund, Wells Fargo Advantage Traditional Small Cap Growth Fund, Wells Fargo Advantage Growth Opportunities Fund, Wells Fargo Advantage High Yield Bond Fund and Wells Fargo Advantage Special Small Cap Value Fund. Accordingly, Wells Capital is responsible for the day-to-day investment management activities of the sub-advised funds. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

For providing investment sub-advisory services to an Acquiring Fund, Wells Capital is entitled to receive monthly fees at the annual rates indicated below, which is stated as a percentage of the Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Fund. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Sub-Advisory Fees

Fund	Breakpoint	Fee
Wells Fargo Advantage Disciplined U.S. Core Fund	First $100 million	0.250%
	Next $200 million	0.200%
	Over $300 million	0.150%

Wells Fargo Advantage Core Equity Fund	First $100 million	0.350%
	Next $100 million	0.300%
	Next $300 million	0.200%
	Over $500 million	0.150%

Wells Fargo Advantage Strategic Large Cap Growth Fund	First $100 million	0.350%
	Next $100 million	0.300%
	Next $300 million	0.200%
	Over $500 million	0.150%

Wells Fargo Advantage Omega Growth Fund	First $100 million	0.350%
	Next $100 million	0.300%
	Next $300 million	0.200%
	Over $500 million	0.150%

Wells Fargo Advantage Disciplined Global Equity Fund	First $200 million	0.350%
	Over $200 million	0.300%

Wells Fargo Advantage Global Opportunities Fund	First $100 million	0.550%
	Next $100 million	0.500%
	Over $200 million	0.400%

Wells Fargo Advantage Health Care Fund	First $100 million	0.400%
	Over $100 million	0.350%

Wells Fargo Advantage Precious Metals Fund	First $100 million	0.400%
	Over $100 million	0.350%

Wells Fargo Advantage Diversified Capital Builder Fund	First $100 million	0.350%
	Next $200 million	0.300%
	Next $200 million	0.250%
	Over $500 million	0.200%

Wells Fargo Advantage Diversified Income Builder Fund	First $100 million	0.350%
	Next $200 million	0.300%
	Next $200 million	0.250%
	Over $500 million	0.200%

Wells Fargo Advantage Strategic Municipal Bond Fund	First $100 million	0.200%
	Next $200 million	0.175%
	Next $200 million	0.150%
	Over $500 million	0.100%

Wells Fargo Advantage North Carolina Tax-Free Fund	First $100 million	0.200%
	Next $200 million	0.175%
	Next $200 million	0.150%
	Over $500 million	0.100%

Wells Fargo Advantage Pennsylvania Tax-Free Fund	First $100 million	0.200%
	Next $200 million	0.175%
	Next $200 million	0.150%
	Over $500 million	0.100%

Wells Fargo Advantage Adjustable Rate Government Fund	First $100 million	0.200%
	Next $200 million	0.175%
	Next $200 million	0.150%
	Over $500 million	0.100%

Wells Fargo Advantage Growth Opportunities Fund	First $100 million	0.45%
	Next $100 million	0.40%
	Over $200 million	0.35%

Wells Fargo Advantage Traditional Small Cap Growth Fund	First $100 million	0.55%
	Next $100 million	0.50%
	Over $200 million	0.40%

Wells Fargo Advantage High Yield Bond Fund	First $100 million	0.35%
	Next $200 million	0.30%
	Next $200 million	0.25%
	Over $500 million	0.20%

Wells Fargo Advantage Special Small Cap Value Fund	First $100 million	0.55%
	Next $100 million	0.50%
	Over $200 million	0.40%

Metropolitan West Capital Management, LLC (MetWest Capital), a subsidiary of Wells Fargo and an affiliate of EIMC, is the sub-adviser to Wells Fargo Advantage Intrinsic Value Fund and Wells Fargo Advantage Intrinsic World Equity Fund. As sub-adviser, MetWest Capital manages the Funds' investments on a day-to-day basis. MetWest Capital has been managing investment portfolios since 1997 and is located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

For providing investment sub-advisory services to an Acquiring Fund, MetWest Capital is entitled to receive monthly fees at the annual rates indicated below, which are stated as a percentage of the Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Fund. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Sub-Advisory Fees

Fund	Breakpoint	Fee
Wells Fargo Advantage Intrinsic Value Fund	First $250 million	0.350%
	Next $750 million	0.275%
	Over $1 billion	0.200%

Wells Fargo Advantage Intrinsic World Equity Fund	First $250 million	0.350%
	Next $750 million	0.275%
	Over $1 billion	0.200%

Golden Capital Management, LLC (Golden Capital) is the sub-adviser to Wells Fargo Advantage Small/Mid Cap Core Fund. Golden Capital (originally Golden Capital Management, a division of Smith Asset Management Group) was founded in 1999 by Greg W. Golden, currently President, CEO and member of the investment team, and Jeffrey Moser, currently Chief Operating Officer and member of the investment team. Golden Capital is located at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262. Wachovia Alternative Strategies, Inc., a wholly owned subsidiary of Wachovia, owns a 45% minority stake interest in Golden Capital.
For providing investment sub-advisory services to an Acquiring Fund, Golden Capital is entitled to receive monthly fees at the annual rates indicated below, which are stated as a percentage of the Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Fund. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Sub-Advisory Fees

Fund	Breakpoint	Fee
Wells Fargo Advantage Small/Mid Cap Core Fund	First $1 billion	0.450%
	Over $1 billion	0.350%

First International Advisers, LLC (FIA) is the sub-adviser to Wells Fargo Advantage International Bond Fund. FIA, located at One Plantation Place, 30 Fenchurch Street, London EC3M 3BD, is an affiliate of EIMC and a majority-owned subsidiary of Wells Fargo.
For providing investment sub-advisory services to an Acquiring Fund, FIA is entitled to receive monthly fees at the annual rates indicated below, which are stated as a percentage of the Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Fund. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Sub-Advisory Fees

Fund	Breakpoint	Fee
Wells Fargo Advantage International Bond Fund	First $100 million	0.350%
	Next $200 million	0.300%
	Over $300 million	0.200%

Crow Point Partners, LLC (Crow Point), is the investment sub-adviser to Wells Fargo Advantage Utility and Telecommunications Fund. As sub-adviser, Crow Point manages the Fund's investments on a day-to-day basis. Crow Point is an investment management company formed in 2006, located at 10 The New Driftway, Scituate, Massachusetts 02066.
For providing investment sub-advisory services to an Acquiring Fund, Crow Point is entitled to receive monthly fees at the annual rates indicated below, which are stated as a percentage of the Fund's average daily net assets. These fees may be paid by Funds Management or directly by the Fund. If a sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

Sub-Advisory Fees

Fund	Breakpoint	Fee
Wells Fargo Advantage Utility and Telecommunications Fund	First $1 billion	0.200%
	Next $500 million	0.150%
	Next $1 billion	0.1275%
	Over $2.5 billion	0.100%

Administration and Transfer Agency Fees

Wells Fargo Advantage Funds and Evergreen funds charge fees for administration and transfer agency services in different ways. The Evergreen funds typically pay separate fees for administration and transfer agency services. These fees are imposed by the Evergreen funds on a fund-wide basis, so that shareholders of all classes share equally in the fees. Wells Fargo Advantage Funds pay Funds Management an administrative fee. The administrative fee is paid in two components. One component is paid on a fund-wide basis equally, while the other fee is applied on a class-by-class basis and at rates that differ among classes. Funds Management provides or obtains transfer agency services for the Funds as part of its administrative service, and the portion of the administrative fee paid on a class-by-class basis is intended in part to compensate Funds Management for providing or obtaining those transfer agency services. As a result of these class allocations, the fees that former Evergreen fund shareholders of certain classes will bear after the Mergers relating to transfer agency services will rise, while former Evergreen fund shareholders of certain other classes will experience a decline in those fees. The administration and transfer agency fees paid by the Funds are included among the expenses that comprise the "Other Expenses" column of the Annual Fund Operating Expense tables included in Exhibit C of this prospectus/proxy statement. Each Fund's SAI (or, in the case of a Shell Fund, the Merger SAI) contains more information regarding the administration and transfer agency service fees borne by the Funds.

Portfolio Managers

WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND

Howard Gleicher, CFA
 Mr. Gleicher is CEO, Chief Investment Officer and Lead Strategist for the Large Cap Intrinsic Value, International Core Value and Global Intrinsic Equity strategies and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Gary W. Lisenbee and Steve Borowski in 1997. Prior to co-founding MetWest Capital, he served as Principal, Portfolio Manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc. and as Vice President and Equity Portfolio Manager with Pacific Investment Management Company (PIMCO). Mr. Gleicher has been working in the investment management field since 1985. He earned both a BS and a Master of Science in Electrical Engineering from Stanford University. He also holds a MBA from Harvard Business School. Mr. Gleicher has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Gary W. Lisenbee
 Mr. Lisenbee is President and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Howard Gleicher, CFA and Steve Borowski in 1997. Prior to co-founding MetWest Capital, he served as Principal, Portfolio Manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc., as Senior Vice President, Portfolio Manager and Investment Policy Committee member with Van Deventer Hoch, Investment Counsel and as Partner and Research Analyst with Phelps Investment Management. Mr. Lisenbee has been working in the investment management field since 1973. He earned both a BA in Accounting and a MA in Economics from California State University, Fullerton.

David M. Graham
 Mr. Graham is a Senior Vice President and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2000. Previously, he served as Senior Portfolio Manager and Research Analyst with Wells Fargo, as Vice President and Director of Research with Palley-Needelman Asset Management, Inc. and as Senior Research Analyst with NWQ Investment Management Company, LLC. Mr. Graham has been working in the investment management field since 1968. He earned a B.S. in Economics from Occidental College and a MBA from Stanford University.

Jeffrey Peck
 Mr. Peck is Director of Research and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2004. Previously, he served as Equity Research Analyst with both Janney Montgomery Scott and Bear Stearns Co., Inc. Mr. Peck has been working in the investment management field since 1995. He earned a B.S. in Mechanical Engineering from State University of New York, Buffalo and a M.B.A. from New York University's Stern School of Business. In 2004, Mr. Peck received the honor of being named a Best on the Street Analyst by The Wall Street Journal.

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND

William E. Zieff
 Mr. Zieff is a Chief Investment Officer and Managing Director with Wells Capital's Global Structured Products group. His responsibilities include leading and directing the investment and business activities of the group. He has been with Wells Capital or one of its predecessor firms since 2000. Previously, he served as Managing Director and co-Chief Investment Officer of the Global Asset Allocation Group at Putnam Investments, Inc. (1996-1998). He also served as Director of Asset Allocation for Grantham, Mayo, Van Otterloo (1992-1996), and as Principal for Northfield Information Services (1990-1992). He served at Alliance Consulting Group (1988-1990) and at Interactive Data Corporation in an investment analytics group (1979-1985), beginning while attending Brown University. Mr. Zieff has been working in the investment management field since 1979. He received a BA in economics and mathematics from Brown University (1982) and a MBA from Harvard Business School (1988).

WELLS FARGO ADVANTAGE CORE EQUITY FUND

Walter T. McCormick, CFA
 Mr. McCormick is a Managing Director, Senior Portfolio Manager, and Head of the Large Cap Value/Core Equity team of Wells Capital's Equity Management group. He returned to Wells Capital in 2002. Previously, he served as Head of the Large Cap Core Growth team at Keystone Investments, a predecessor firm (1984-1998). Additionally, he has served as Head of the Large Cap Value team at David L. Babson Co., (1998-2000) and Senior Portfolio Manager and Director of Equity Investments for Rhode Island Hospital Trust National Bank (1970-1984). Mr. McCormick has been working in the investment management field since 1970. He received a BA from Providence College (1968) and a MBA from Rutgers University (1970). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society. He is also a past president of the Providence Society of Financial Analysts.

Emory W. (Sandy) Sanders, Jr., CFA
 Mr. Sanders is a Director, Portfolio Manager and Senior Equity Analyst with the Large Cap Equity Research team of Wells Capital's Equity Management group. His responsibilities include the analysis of technology securities, specializing in telecommunications equipment, internet software, and electronic manufacturing service companies. He also is the Consumer Staples Research Team leader, with direct coverage including packaged foods, personal care, household goods, and tobacco. He has been with Wells Capital or one of its predecessor firms since 1997. Mr. Sanders has been working in the investment management field since 1997. He received a BS from the University of Vermont (1996). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society.

WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND

W. Shannon Reid, CFA
 Mr. Reid is a Managing Director, Senior Portfolio Manager, and the Head of Wells Capital's Large Cap Growth team. Mr. Reid has been with Wells Capital or one of its predecessor firms since 1988. Previously, he served as Senior Research Analyst and Portfolio Manager for Falcon Investments Ltd. (1984-1988). Additionally, he served with Fidelity Investments (1981-1984). Mr. Reid has been working in the investment management field since 1981. He received a BA in economics from the University of Virginia (1980). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA North Carolina Society.

David M. Chow, CFA
 Mr. Chow is a Director and Portfolio Manager with the Large Cap Growth team of Wells Capital's Equity Management group. His responsibilities include portfolio management, risk management and quantitative research. He has been with Wells Capital or one of its predecessor firms since 1993. Prior to joining Wells Capital, he served with Moody's Investors Service (1992–1993). Mr. Chow has been working in the investment management field since 1992. He received a BA in economics from the University of Western Ontario (1992). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA Institute and the CFA North Carolina Society.

Jay Zelko
 Mr. Zelko is Director and Portfolio Manager with the Large Cap Growth team of Wells Capital's Equity Management group. His responsibilities include portfolio management, risk management and qualitative research. He has been with Wells Capital or one of its predecessor firms since 1987. Previously, he served as a Portfolio Manager for several growth equity funds at Meridian Investment Corporation. Mr. Zelko has been working in the investment management field since 1987. He received a BA in Finance from Cleveland State University (1986) and a MBA from the University of North Carolina at Greensboro (1992). He is a member of the CFA Institute and the CFA North Carolina Society.

WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

Aziz Hamzaogullari, CFA
 Mr. Hamzaogullari is a Managing Director and Director of Research with the Large Cap Core Growth Equity team of Wells Capital's Equity Management group. As head of the Large Cap Research Team, he is responsible for the research and investment process and management of the research team. He has been with Wells Capital or one of its predecessor firms since 2001 and Director of Research since 2003. In 2006, he was named Portfolio Manager. Prior to joining Wells Capital, he was a Senior Equity Analyst and Portfolio Manager for Manning Napier Advisors, Inc. Mr. Hamzaogullari has been working in the investment management field since 1993. He received a BS in management from Bilkent University in Turkey and an MBA from George Washington University. He has been awarded the use of the Chartered Financial Analyst (CFA) designation from the CFA Institute, and he is a member of the Boston Security Analysts Society and the CFA Institute.

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND

Francis X. Claro, CFA
 Mr. Claro is a Managing Director, Senior Portfolio Manager and Head of Wells Capital's International Developed Markets team. He has been with Wells Capital or one of its predecessor firms since 1994. Previously, he worked as an Investment Officer with the Inter-American Investment Corporation (1992-1994), where he was responsible for making private equity and debt investments. He also served as a Senior Consultant for Price Waterhouse's International Consulting practice in the United States and United Kingdom (1986-1990). Mr. Claro has been working in the investment management field since 1986. He received a BS in Business from ESADE in Barcelona, Spain (1983), a MS in Economics from the London School of Economics (1984), and a MBA from the Harvard Business School (1991). He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Security Analysts Society.

James M. Tringas, CFA, CPA
 Mr. Tringas is Managing Director and Senior Portfolio Manager with the Small Cap Value team of Wells Capital's Equity Management group. He has been with Wells Capital or one of its predecessor firms since 1994. This experience includes serving as a Portfolio Manager with Wachovia Asset Management group (1994-2001). Previously, he served as a Senior Consultant in the Personal Financial Group of Ernst Young (1990-1994). Mr. Tringas has been working in the investment management field since 1994. He received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991. He is a member of the Boston Society of Financial Analysts and the AICPA.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Richard Applebach, CFA
 Mr. Applebach is a Senior Portfolio Manager with Wells Fargo affiliate Tattersall Advisory Group (TAG).  Previously, he served as a Senior Portfolio Specialist for TAG for institutional core bond, high yield, and structured product accounts. He has been with TAG or a Wells Capital affiliate firm since 2002. Prior to joining Tattersall, he served as a Fixed Income Manager with Invesco (2000-2002) and Bank of America (1996-2002) where he focused on managing core bond portfolios and specialized in evaluating agency, non-agency residential, and commercial mortgage backed securities for the portfolios. Mr. Applebach has been working in the investment management field since 1987. He received a BS from Virginia Polytechnic Institute and State University (Virginia Tech) (1984) and a MBA in Finance from Old Dominion University (1987). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, is a member of the CFA North Carolina Society, and is also a member of the CFA Institute Council of Examiners.

Christopher Kauffman, CFA
 Mr. Kauffman is a senior portfolio manager with Wells Fargo affiliate Tattersall Advisory Group (TAG). Mr. Kauffman has been with TAG or an affiliate firm since 2003. Previously, he served as investment officer for NISA Investment Advisors (1997-2003), where he was responsible for MBS analysis, risk assessment, and trading. Mr. Kauffman has been working in the investment management field since 1997.

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

Peter Wilson
 Mr. Wilson is Managing Director, Chief Operating Officer, and Senior Portfolio Manager with First International Advisors in London. Peter is one of four senior members of the investment team that forms the Investment Strategy Committee. Additional responsibilities include client servicing and communicating investment philosophy and strategies. He has been with Evergreen or one of its predecessor firms since 1989. Previously, he served as Treasurer and Portfolio Manager for Axe-Houghton (1989-1989). He was also a Vice President at Bankers Trust in London and New York (1984-1989) and a Portfolio Manager at Merchant Bankers Kleinwort Benson Ltd (1981-1984). Mr. Wilson has been working in the investment field since joining international stockbrokers James Capel Co. in 1978. He was educated in Canada, Hong Kong and England.

Anthony Norris
 Mr. Norris is Managing Director, Chief Investment Officer, and Senior Portfolio Manager with First International Advisors. His responsibilities include developing investment strategies using computer-based qualitative and technical analysis systems, integrating their output with fundamental research and strategy optimization systems, and monitoring the results within particular investment risk guidelines. He has been with Wells Capital or one of its predecessor firms since 1990. Previously, he spent several years in banking, with particular emphasis on foreign exchange. He served in senior executive positions at Reserve Asset Managers (1980-1989), Gillett Brothers Fund Management (1978-1980) and Wallace Brothers Bank (1966-1978). Mr. Norris has been working in the investment management field since 1966. He is a member of the Society of Technical Analysts and is an Associate of the International Federation of Technical Analysts.

Alex Perrin
 Mr. Perrin is the Director of Research and Senior Portfolio Manager with First International Advisors. He is one of four senior members of the investment team that forms the Investment Strategy Committee. His responsibilities include the day-to-day analysis and review of portfolio strategies. He has been with Wells Capital or one of its predecessor firms since 1992. Mr. Perrin has been working in the investment management field since 1992. He received a BSc in mathematics and computer science from the University of Hull (1990). Alex is a member of the Society of Technical Analysts and is also an Associate member of the U.K. Society of Investment Professionals.

Michael Lee
 Mr. Lee is Director of Trading and Senior Portfolio Manager for First International Advisors. He is one of four senior members of the investment team that forms the Investment Strategy Committee. His responsibilities include the day-to-day management and implementation of portfolio strategies. He has been with Wells Capital or one of its predecessor firms since 1992. Previously, he worked at Northern Trust Company (1987-1992) handling client liaison, short-term deposit and foreign exchange trading and the management of multi-currency cash accounts. He also served in investment positions at JP Morgan Investment Management (1986-1987), where he concentrated on the administration of global bonds and foreign exchange, and at National Westminster Bank (1982-1986). Mr. Lee has been working in the investment management field since 1982. He is an IMC member of the U.K. Society of Investment Professionals.

WELLS FARGO ADVANTAGE HEALTH CARE FUND

Robert Junkin, CPA
 Mr. Junkin is Managing Director and Senior Portfolio Manager on the Small/Mid Growth Equity team with Wells Capital's Equity Management group. He has been with Wells Capital or its predecessor since 2007. Previously, he served as a Vice President and Portfolio Manager with MFC Global Investment Management where he was responsible for the John Hancock Health Sciences Fund (2005 to 2007) and as a co-manager for the Large Cap Equity Portfolio (2003-2007). Additionally, he served as a Vice President and Portfolio Manager with Pioneer Investments on large and mid cap growth funds (1997-2002). He spent several years as a Senior Research Analyst with ABN Amro and Mabon Securities covering the Medical Technology and Health Services industries. He also has direct industry experience with biotechnology firm Elan Pharma based in Cambridge, MA, where he served as a Finance Manager from 1991-1992. He began his career at Price Waterhouse in 1988. Mr. Junkin has been working in the investment industry since 1992. He received a BA in Economics from the University of Pennsylvania (1986) and an MS in Accounting from Northeastern University (1988). He received his Certified Public Accountant license from the State of New York (1989).

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND

Timothy P. O'Brien, CFA
 Mr. O'Brien is a Managing Partner of Crow Point Partners LLC, an investment management firm and the sub-adviser for three Wells Capital mutual funds. Prior to forming Crow Point in 2006, he was a Managing Director and Senior Portfolio Manager with the Value Equity team of Evergreen Investments' Equity Management group. Previously, he managed the Gabelli Utilities Fund for Gabelli Asset Management Inc. (1999-2002). Additionally, he served as a Portfolio Manager and Analyst for Eaton Vance Management (1994-1999), an Equity Analyst with Loomis Sayles Co. (1986-1994), and as an Equity Analyst for PNC Bank Corp. (1983-1986). Mr. O'Brien has been in the investment management industry since 1983. He received a BBA from the University of Massachusetts (Cum Laude - 1976) and a MBA in finance from Wharton School (1983). He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute. He also served as the Program Chairperson for the former Public Utility Analysts of Boston.

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND

Michael Bradshaw, CFA
 Mr. Bradshaw is a Director and Senior Equity Analyst with Wells Capital's International Developed Markets team. His responsibilities include focusing primarily on metals and international equities. Michael has been with Wells Capital or its predecessor since 2006. Previously, he served as a Vice President and Senior Analyst with Pioneer Investment Management (1997-2006), where his duties included research coverage of the materials sector and managing Pioneer Gold Fund (1997 and 1998) and as a Research Associate with CIBC Wood Gundy Securities Inc. (1995-1997), where he covered gold mining. Prior to joining the investment industry, he worked for six years as a geologist, which included exploration and governmental research projects. Mr. Bradshaw has been working in the investment management field since 1995. He received a BS in Geology from The University of Western Ontario (1985) and a MBA in Finance from The University of Toronto (1993). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is a member of the Boston Securities Analysts Society and the Toronto Society of Financial Analysts.

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Margaret D. Patel
 Ms. Patel is a Managing Director and Senior Portfolio Manager with Wells Capital's Fundamental Equity group. She joined Wells Capital or its predecessor in 2007 and has more than 30 years experience managing various fixed income and equity funds. Previously, she served as a Senior Vice President and Portfolio Manager with Pioneer Investments (1999-2007), as a Vice President with Third Avenue Funds (1998-1999), and as a Vice President with Northstar Investment Management (1995-1996). While working at Pioneer Investments, she was nominated twice for Morningstar's "Fixed Income Manager of the Year" and she was the only high-yield manager among the nominees. She was featured among the nation's top 20 mutual fund managers in Market Masters by Kirk Kazanjian, published by John Wiley Sons (February 2005) and in World Beaters published by Citywire Group (UK: December 2004). She was also featured in the book The Mutual Fund Masters (1995) by CNBC host Bill Griffeth. For her extensive knowledge and expertise in the investment world, she has been quoted regularly in publications such as The Wall Street Journal, Barron's, Money, BusinessWeek, Boston Globe, The Chicago Tribune and MSN Money. She is also a frequent guest on both CNBC-TV and Bloomberg Business News television. Ms. Patel has been working in the investment management field since 1972. She received a BS in Economics from the University of Pittsburgh (1966). She is a member of the New York Society of Security Analysts.

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

John R. Campbell, CFA
 Mr. Campbell is the lead portfolio manager for Golden Capital's All Cap Core, Mid Cap Core, and SMID Cap Core strategies. He joined the firm in March 2006 with over 12 years of experience in the investment industry. Prior to joining Golden Capital, Mr. Campbell served as Vice President-Investment Management at Placemark Investments where he was instrumental in the development, testing, and implementation of a quantitative investment process to deliver customized and tax-efficient managed account solutions and served as the lead portfolio manager. Mr. Campbell earned a BS in nuclear engineering from Texas A&M University and an MBA from Southern Methodist University where he graduated with honors. He also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

Mathew M. Kiselak
 Mr. Kiselak is a Director and Senior Portfolio Manager with Wells Capital's Institutional Municipal Bond group. His responsibilities include the investment management of three national and one state-specific municipal bond funds. Additionally, he is responsible for several municipal money market funds as well as overseeing the Municipal Money Market group. He has been with Wells Capital or one of its predecessor firms since 2000. Previously, he served as a Senior Portfolio Manager (Nations Funds) with Bank of America (1991-2000). He also served as an Assistant Vice President with Reich Tang (1987-1991). Mr. Kiselak has been working in the investment management field since 1987. He received a BA in Economics from Pace University (1986).

Robert J. Miller
 Mr. Miller joined the Wells Capital Municipal Bond team in May 2008 where he manages both sub-advised mutual funds and separate accounts. Prior to joining Wells Capital, Mr. Miller worked for American Century Investments for 10 years where he had direct responsibility for the firm's flagship Tax-Free Bond Fund as well as the firm's Long-Term Bond Fund. He also managed California, Florida and Arizona municipal funds and served as a member of the analytical team while at American Century. He received a B.A. in Business Administration with an emphasis in finance from San Jose State University and an MBA from New York University Leonard N. Stern School of Business.

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Lyle J. Fitterer, CFA, CPA
 Mr. Fitterer joined Wells Capital in 2005 as the managing director and head of the Municipal Fixed Income Team and the Customized Fixed Income Team. He is also a senior portfolio manager focusing on managing tax-exempt portfolios. Prior to joining Wells Capital, Mr. Fitterer served as director of the Tax-Exempt Fixed Income Team at Strong Capital Management for five years. He received a B.S. in Accounting from the University of North Dakota.

Mathew M. Kiselak
 Mr. Kiselak is a Director and Senior Portfolio Manager with Wells Capital's Institutional Municipal Bond group. His responsibilities include the investment management of three national and one state-specific municipal bond funds. Additionally, he is responsible for several municipal money market funds as well as overseeing the Municipal Money Market group. He has been with Wells Capital or one of its predecessor firms since 2000. Previously, he served as a Senior Portfolio Manager (Nations Funds) with Bank of America (1991-2000). He also served as an Assistant Vice President with Reich Tang (1987-1991). Mr. Kiselak has been working in the investment management field since 1987. He received a BA in Economics from Pace University (1986).

Julio C. Bonilla, CFA
 Mr. Bonilla joined Wells Capital in 2000 as a portfolio manager for the Money Market Funds management team, and since 2005 has been a principal and senior portfolio manager with the Municipal Fixed Income Team, specializing in tax-advantage short duration separate account mandates and municipal derivatives trading. He received a B.A. in Political Science from the University of San Diego and an M.B.A. in Finance from Pepperdine University.

WELLS FARGO ADVANTAGE GROWTH OPPORTUNITIES FUND

Jerome "Cam" Philpott, CFA
 Mr. Philpott joined Wells Capital in 2003 as a portfolio manager. Prior to joining Wells Capital, Mr. Philpott was a portfolio manager with Montgomery Asset Management ("Montgomery"), which he joined in 1991 as an analyst for the Small Cap Equity team. Prior to joining Montgomery, Mr. Philpott served as a securities analyst with Boettcher Company and a general securities analyst at Berger Associates, Inc., an investment management firm. Mr. Philpott earned his M.B.A. degree from the Darden School at the University of Virginia and his B.A. degree in Economics from Washington and Lee University.

Stuart Roberts
 Mr. Roberts joined Wells Capital in 2003 as a portfolio manager. Prior to joining Wells Capital, Mr. Roberts was a senior portfolio manager with Montgomery for the Small Cap Growth Fund since its inception in 1990. Prior to joining Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth-oriented small-cap mutual funds. He earned his M.B.A. degree from the University of Colorado and a B.A. degree in Economics from Bowdoin College.

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Paul Carder, CFA
 Mr. Carder is a Director and Portfolio Manager with the Small Cap Growth Equity team of Wells Capital's Equity Management group. His responsibilities include analysis and portfolio management of the industrial, materials, capital goods, energy, and transportation stocks. Mr. Carder has been with Wells Capital or one of its predecessor's since 2004. This experience includes serving as an Analyst for the Small Cap Growth team (2004-2006). Previously, he served as an Associate Equity Research Analyst for Wachovia Securities (2000-2004). Mr. Carder has been in the investment management field since 2000. He received a BS from Virginia Tech (1990) and a MBA in finance from Texas A&M (1996). Mr. Carder has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of CFA Virginia.

Jeffrey S. Drummond, CFA
 Mr. Drummond is a Managing Director and Senior Portfolio Manager with the Small Cap Growth Equity team of Wells Capital's Equity Management group. His responsibilities include focusing primarily on the technology sector of the market. Mr. Drummond has been with Wells Capital or one of its predecessor firms since 1988. This experience includes serving in the investment strategy department at Wheat First Butcher Singer (1988-1993). Mr. Drummond has been working in the investment management field since 1988. He received a BS in finance from the University of Richmond (1988). Mr. Drummond has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of CFA Virginia and the CFA Institute.

Linda Z. Freeman, CFA
 Ms. Freeman is a Managing Director and Senior Portfolio Manager with the Small Cap Growth Equity team of Wells Capital's Equity Management group. Her responsibilities include primarily the health care and consumer sectors of the market. Ms. Freeman has been with Wells Capital or one of its predecessor firms since 1991. Previously, she served as Vice President and Portfolio Manager of Federated Investment Counseling and Federated Research Corporation in Pittsburgh (1984-1991). Additionally, she served as an Analyst at Virginia National Bank (1981-1984) and at Investment Corporation of Virginia (1979-1981). Ms. Freeman has been working in the investment management field since 1979. She received a BA from Randolph Macon Woman's College (1979) and a MBA from the University of Pittsburgh (1987). Ms. Freeman has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and she is a member of CFA Virginia, the CFA Institute, and a former officer of the Pittsburgh Society of Financial Analysts.

Jeffrey Harrison, CFA
 Mr. Harrison is a Director and Portfolio Manager with Wells Capital's Small Cap Growth team.  His research responsibilities include the telecommunication, information technology, media and finance sectors.  Mr. Harrison has been with Wells Capital or one of its predecessor firms since 1997.  Previously, he served as an Analyst at Fidelity Investments (1994-1997).   Mr. Harrison has been working in the investment management field since 1994.  He received a BA in economics from Hampden-Sydney College (1992) and a MBA from The College of William and Mary (1998).  Jeffrey has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA Institute.

Edward Rick, CFA
 Mr. Rick is a Director and Portfolio Manager with Wells Capital's Small Cap Growth team. His responsibilities include the health care technology and biotechnology industries. Mr. Rick has been with Wells Capital or one of its predecessor firms since 1994. Mr. Rick has been working in the investment management field since 1994. He received a BS in business administration from the University of Richmond (1994). Mr. Rick has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Niklas Nordenfelt, CFA
 Mr. Nordenfelt is a senior portfolio manager and co-manager of the Sutter High Yield Fixed Income team at Wells Capital. Mr. Nordenfelt joined the Sutter High Yield Fixed Income team of Wells Capital in February 2003 as investment strategist. He began his investment career in 1991 and has managed portfolios ranging from quantitative-based and tactical asset allocation strategies to credit driven portfolios. Previous to joining Sutter, he was at Barclays Global Investors (BGI) from 1996-2002 where he was a principal. At BGI, he worked on their international and emerging markets equity strategies after having managed their asset allocation products. Prior to this, he was a quantitative analyst at Fidelity and a portfolio manager and group leader at Mellon Capital Management. He earned a bachelor's degree in economics from the University of California, Berkeley.

Phil Susser
 Mr. Susser is a senior portfolio manager and co-manager of the Sutter High Yield Fixed Income team at Wells Capital. He joined the Sutter High Yield Fixed Income team as a senior research analyst in 2001. He has extensive research experience in the cable/satellite, gaming, hotels, restaurants, printing/publishing, telecom, REIT, lodging and distressed sectors. His investment experience began in 1995 spending three years as a securities lawyer at Cahill Gordon and Shearman & Sterling representing underwriters and issuers of high yield debt. Later, he evaluated venture investment opportunities for MediaOne Ventures before joining Deutsche Bank as a research analyst. He received his bachelor's degree in economics from the University of Pennsylvania and his law degree from the University of Michigan Law School.

WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

James M. Tringas, CFA, CPA
 Mr. Tringas is Managing Director and Senior Portfolio Manager with the Small Cap Value team of Wells Capital's Equity Management group. He has been with Wells Capital or one of its predecessor firms since 1994. This experience includes serving as a Portfolio Manager with Wachovia Asset Management group (1994-2001). Previously, he served as a Senior Consultant in the Personal Financial Group of Ernst Young (1990-1994). Mr. Tringas has been working in the investment management field since 1994. He received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991. He is a member of the Boston Society of Financial Analysts and the AICPA.

The Merger SAI contains additional information about the Acquiring Fund's portfolio managers, including other accounts managed, ownership of Acquiring Fund shares and elements of compensation.

MERGER INFORMATION

Reasons for the Mergers

After the merger of the Wells Fargo and Wachovia organizations, representatives of the combined Wells Fargo asset management organization ("Funds Management") approached the Trustees of the Evergreen Funds with a proposal to combine the Evergreen and Wells Fargo Advantage Fund families. Funds Management's representatives cited a number of important considerations favoring an eventual combination of the Fund families, including, among others, the integration of the Evergreen and Wells Fargo investment management organizations; possible economies of scale through the increased size of the combined Fund family; contractual savings from service providers to the combined Funds; the ability to select the best Funds from each family to continue as part of the combined Fund family; and more seamless integration of the Evergreen Funds into the combined Wells Fargo investment and shareholder servicing platforms and programs.
Over the course of 2009, the Board of Trustees of the Evergreen Funds worked closely with the management teams of Funds Management and EIMC to refine the proposed combination of the Fund families. The proposed combination involved a large number of merger transactions, including the Mergers described in this Prospectus/Proxy Statement, each of which would result in an Evergreen Fund merging into a Wells Fargo Advantage Fund. References to "mergers" in this section refer generally to the merger transactions (including each Merger described in this Prospectus/Proxy Statement, where applicable) involved in the combination of the Evergreen Fund family with the Wells Fargo Advantage Fund family. In their discussions, the Board made clear that, although the combination of the Fund families may well benefit the shareholders of the Evergreen Funds as a whole, the Board would consider carefully the impact of the proposed combination on each Evergreen Fund and its shareholders individually and would evaluate each merger independently. Areas of discussion, as more fully described below, included the investment programs of the Evergreen and Wells Fargo Advantage Funds proposed to be combined; the portfolio management teams with responsibility for the management of the Wells Fargo Advantage Funds after the combinations; and the effects of the combinations on the expenses born directly and indirectly by the investors in the Funds. The Trustees also considered carefully the ongoing governance of the Wells Fargo Advantage Fund family after the combination.
The Trustees reviewed information about each merger and the Evergreen Funds and Wells Fargo Advantage Funds participating in each merger at numerous in-person and telephonic meetings occurring throughout 2009. This included information about, among other things, the relative sizes of the Funds, the Funds' investment goals and principal investment strategies, their specific portfolio characteristics, the potential for diversification and economies of scale as a result of or following the merger, and the performance records, portfolio management teams, and expenses of the Funds (as is described in more detail below for each of the Mergers). The Trustees considered performance, fee and expense information throughout the year. The fee and expense information included in this Prospectus/Proxy Statement may be based on different periods than the information that the Trustees considered. The Trustees requested additional information from representatives of EIMC and Funds Management as they considered appropriate. The Trustees retained an independent industry consultant to assist them in evaluating the mergers and related information. They also met separately on numerous occasions with independent legal counsel to the Independent Trustees.
The Trustees met with management of EIMC and Funds Management repeatedly during the summer and fall of 2009. As a result of these ongoing discussions, management of EIMC and Funds Management made a number of changes to the proposed mergers, reflecting, among other things, a number of significant changes that the Trustees proposed in the belief that the changes would further improve the mergers for Evergreen Fund shareholders. Those changes included such things as changes in the identities of Funds proposed to participate in certain mergers; changes in portfolio management teams; changes in the Wells Fargo Advantage Fund share classes that Evergreen Fund shareholders would receive in certain mergers; reductions in advisory fee schedules in certain instances; and the introduction of additional break points or modifications in break point schedules for certain Wells Fargo Advantage Funds which, while not impacting current advisory fees, offered the potential for future advisory fee savings if the Funds increase in size as a result of or following the mergers. Many of the changes, to the extent applicable, are reflected in the descriptions of the Mergers presented in this Prospectus/Proxy Statement.

At a meeting held on December 30, 2009, the Board of Trustees of the Evergreen Funds, including all of the Independent Trustees, considered and unanimously approved each of the mergers. The Board of Trustees determined that each merger was in the best interests of the applicable Evergreen Fund and that the interests of existing shareholders of each applicable Evergreen Fund would not be diluted as a result of the merger.
The Trustees' determinations were based on a comprehensive evaluation of the information provided to them. During their review, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. Although the Trustees considered broader issues arising in the context of the combination of two large mutual fund families, their determinations with respect to each proposed merger were made on a fund-by-fund basis. For each merger the Trustees considered a number of additional matters, including the general factors described above, any significant differences between the investment objectives and policies of the Funds proposed to be merged, the historic investment performance of the Funds proposed to be merged, and the anticipated expenses of the Wells Fargo Advantage Funds following the merger (each referred to in this discussion as a "combined Fund"). Detailed information about each of these factors is provided elsewhere in this Prospectus/Proxy Statement. Set out below is a brief summary of the Trustees' considerations of a number of the most important, but not necessarily all, of the factors considered by the Board and the Independent Trustees.

Differences in overall approaches to fees; contract differences; Wells Fargo Expense Limitations.
General. The Trustees reviewed differences between the contractual arrangements of the Evergreen Funds and the Wells Fargo Advantage Funds, including arrangements with investment advisers, sub-advisers, administrators, transfer agents, and custodians, considering both services and fees. In relevant instances, the Trustees also considered that, in some instances, an Evergreen Fund was proposed to be reorganized into a Wells Fargo Advantage Fund that was part of a Master/Gateway structure. Many of those differences are highlighted elsewhere in this Prospectus/Proxy Statement.
Expense limitations. The Trustees noted that the expense limitations currently in effect for the Evergreen Funds are generally voluntary expense limitations implemented by EIMC, which EIMC may terminate at any time. The Trustees considered that EIMC would not necessarily be willing to provide those expense limitations indefinitely if the mergers did not occur. (Notwithstanding the voluntary nature of these expense limitations, as a result of discussions of the proposed combination of the Fund families, in December 2009, EIMC management agreed not to reduce or terminate any voluntary expense limitations then in place for the Evergreen Funds through the completion of the mergers.) By contrast, they considered that the expense limitations currently in effect for the Wells Fargo Advantage Funds ("Wells Fargo Expense Limitations") are contractual obligations on the part of Funds Management, and may only be changed by a vote of the Trustees of the Wells Fargo Advantage Funds. The Trustees took into account Funds Management's representations that it has historically sought the termination or relaxation of any Wells Fargo Expense Limitation only in unusual and isolated circumstances. The Trustees placed significant weight on Funds Management's assertion in this regard and on the fact that they had obtained Funds Management's commitment that it would not, in any event, seek or propose to terminate or raise any applicable Wells Fargo Expense Limitation for a period of at least three years following the merger. Thus, in any case where a Wells Fargo Advantage Fund's net expense ratio after a merger would be lower than that of the corresponding Evergreen Fund due to a Wells Fargo Expense Limitation, the Trustees considered that the Wells Fargo Expense Limitation would be a contractual commitment in effect for at least three years.
Administrative fees. The Trustees noted that the Evergreen Funds typically pay separate fees for administration and transfer agency services. These fees are imposed on a Fund-wide basis, so that shareholders of all classes share equally in the fees. The Trustees noted that the Wells Fargo Advantage Funds pay a single fee to Funds Management for both administrative and transfer agency services, and that that fee is charged in part on a Fund-wide basis, and in part separately, and at different rates, to the various share classes within a Fund. In considering the effect of these differences, the Trustees noted that the differences would not likely result in any decrease in the nature or quality of services provided to shareholders and that they may, in some cases, result in a more precise alignment of expenses charged to a share class with services provided to shareholders of that class.
 The Trustees considered that Funds Management retained a third party to provide certain transfer agency services to the Wells Fargo Advantage Funds, and had negotiated improved fee arrangements with this service provider that were contingent, in part, upon the integration of the Fund families. They also considered that, following discussions with the Trustees and their advisers, Funds Management had agreed to make such changes as were necessary to its administrative service contracts with the Wells Fargo Advantage Funds with respect to retail share classes so that all of the negotiated fee savings for these share classes would be passed through directly to the Wells Fargo Advantage Funds, to the benefit of those Funds' shareholders, including the former Evergreen Fund shareholders, following the mergers.
Share classes. The Trustees considered differences between the share classes offered by the Evergreen Funds and those offered by the Wells Fargo Advantage Funds. The Trustees noted that certain Class IS shareholders of the Evergreen funds would receive Class A shares of a Wells Fargo Advantage Fund. With respect to those share classes, the Trustees noted that former Class IS shareholders would be able to purchase additional shares of the Wells Fargo Advantage Fund's Class A shares at net asset value, which more closely aligned the Wells Fargo Advantage Fund's Class A shares with the terms of the Evergreen Fund's Class IS shares, since those shares generally bear the same operating expenses as Class A shares, but are sold without sales charges. The Trustees also considered that some current Evergreen Fund shareholders who do not currently pay a shareholder servicing fee would receive shares that are subject to a shareholder servicing fee as a result of a merger. The Trustees considered the effect of those fees on the Wells Fargo Advantage Fund's gross and net operating expense ratios. In the limited number of cases where those fees were expected to contribute to a shareholder of an Evergreen fund bearing increased net operating expenses as a result of a merger, the Trustees concluded that any increase should not prevent the Trustees from approving the merger in light of the other potential benefits of the merger (such as improved performance) that may inure to the benefit of those same shareholders.
The Trustees considered that there were some significant differences between the shares held by certain Evergreen Fund shareholders and the shares they would receive in the mergers. But they concluded, in light of the services provided to the shareholders of the different classes and the overall expenses to be paid by shareholders of those classes, that the differences were not such as to prevent consummation of the mergers.
Method of comparing fees. Each Wells Fargo Advantage Fund pays fees to Funds Management or its affiliates for investment advisory and administrative (including transfer agency) services. Each Evergreen Fund pays fees to EIMC or its affiliates for investment advisory, administrative, and transfer agency services. In comparing fees charged by EIMC (and affiliates) with those charged by Funds Management (and affiliates), the Trustees compared the aggregate amount paid by the Evergreen Funds for investment advisory, administrative, and transfer agency services with the aggregate amount paid by the Wells Fargo Advantage Funds for investment advisory and administrative (including transfer agency) services (the aggregate of those amounts paid by the Wells Fargo Advantage Funds referred to below as the "Aggregate Wells Fargo Fees" paid by a Wells Fargo Advantage Fund), as well as the Funds' gross operating expense ratios and net operating expense ratios (net of voluntary expense limitations and, in the case of Wells Fargo Advantage Funds, net of Wells Fargo Expense Limitation). In addition, the Trustees considered the Funds' expenses in light of the average expenses, and average advisory, administrative, and transfer agency fees, paid by other funds in a peer group of competitive funds selected by Lipper Inc.
During the course of their consideration of fees that the Wells Fargo Advantage Funds pay for investment advisory services, the Trustees noted that in certain cases, Funds Management and/or its affiliates provide to other clients advisory services that are comparable in some degree to the advisory services that they provide to particular Wells Fargo Advantage Funds. The Trustees considered information that Funds Management provided regarding the rates at which those other clients pay advisory fees. Fees charged to those other clients (generally large institutions) were generally lower than those charged to the respective Wells Fargo Advantage Funds. The Trustees also noted that certain fees paid to Funds Management by the variable trust Wells Fargo Advantage Funds were lower than those paid by comparable retail Wells Fargo Advantage Funds. They considered management's representation that many of those fees are set in light of the expenses of the variable products through which the variable trust Wells Fargo Advantage Funds are sold, and that, as a result, the market for the variable Funds, and the pricing of the variable Funds, is typically different from those of the retail Funds.
Custody and fund accounting savings. The Trustees considered that Funds Management had been able to negotiate improved fee arrangements for custody and fund-accounting services for the Wells Fargo Advantage Funds, which were contingent in part upon the integration of the two fund families. The Wells Fargo Advantage Funds contract directly for these services, so that these improved fee arrangements will operate to the benefit of those Funds' shareholders, including the former Evergreen Fund shareholders, following the mergers.

Tax considerations.
The Trustees considered the relative tax situations of the Evergreen Funds and the resulting impact of the mergers on the Funds' shareholders. They reviewed information relating to the Funds' capital loss carryforwards, unrealized and realized gains and losses, and the potential impact of the mergers on these tax attributes. In the case of each merger, the Trustees determined, based upon an evaluation of a variety of factors including the size of the capital loss carryforwards and unrealized and realized gains and losses, the size of each Fund participating in the merger, the expiration schedule for the capital loss carryforwards, and the likelihood that a Fund would be able to take advantage of its capital loss carryforwards, that any loss or limitation on the benefit of a Fund's capital loss carryforward or other tax attributes as a result of the merger should not be seen, in light of all of the aspects of the proposed merger, as dilutive of shareholder interests.
Governance.
The Trustees considered information regarding the Trustees of the Wells Fargo Advantage Funds, and a number of the Evergreen Trustees met with all or some of the Wells Fargo Trustees. They considered the experience and expertise of those Trustees. The Trustees also considered, and placed substantial reliance on the facts, that two members of the Evergreen Funds Board of Trustees (expected to be Michael S. Scofield and K. Dun Gifford) would be joining the Wells Fargo Advantage Funds Board of Trustees upon consummation of the first of the mergers and would resign from the Evergreen Funds Board of Trustees at that time, and that the remaining members of the Evergreen Funds Board of Trustees would serve in an advisory capacity for a period of two years following the mergers.
Consideration of investment matters.
The Trustees considered whether any changes were proposed to an Evergreen Fund's investment objective, investment policies, investment process, or portfolio management teams. For virtually all of the Evergreen Funds, Funds Management proposed changes to an investment objective or one or more investment policies, but indicated that the changes were intended simply to conform the description of the objective or policies to the terminology that the Wells Fargo Advantage Funds use to describe substantially similar objectives or polices. The changes that Funds Management proposed for Evergreen Diversified Capital Builder, Evergreen Diversified Income Builder, Evergreen International Bond Fund, and Evergreen Intrinsic Value Fund were generally limited to changes of this nature. In other cases, Funds Management also proposed changes to an Evergreen Fund's investment objective or investment policies with the goal of aligning the objective or policies more closely with the Fund's current and expected investment program. These sorts of changes were proposed for Evergreen Adjustable Rate Fund, Evergreen Enhanced S&P 500 Fund, Evergreen Fundamental Large Cap Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen Golden Core Opportunities Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Intrinsic World Equity Fund, Evergreen Omega Fund, Evergreen Precious Metals Fund, Evergreen Strategic Growth Fund, and Evergreen Utility and Telecommunications Fund. Funds Management assured the Trustees that in either of these situations, the changes in investment objectives or investment policies were expected to have no substantial impact on the Evergreen Funds' investment processes or investment programs, but may, among other things, improve the reliability or ease of investment compliance monitoring and make it easier for shareholders and potential shareholders to understand differences and similarities among funds within the Wells Fargo Advantage Funds family. In some cases, Funds Management was also proposing changes to Evergreen Fund names that were intended to be more descriptive of the applicable investment program.

The Trustees reviewed all of these types of proposed investment objective and investment policy changes for the Evergreen Funds. With respect to the changes that were proposed in order to align a Fund's objective or policies more closely with its current and expected investment program, the Trustees considered the following:

  For Evergreen Adjustable Rate Fund, the principal investment policy changes involved introducing a focus on U.S. government and government-sponsored issuers. The Fund currently has a policy of investing at least 80% of its total assets in mortgage- and asset-backed securities with interest rates that reset at periodic intervals; after the merger, the Fund will have a policy of investing at least 80% of its net assets in mortgage- and asset-backed securities issued or guaranteed by U.S. government agencies or government-sponsored entities that have interest rates that reset at periodic intervals. Reflecting this change, the Fund is proposed to be renamed Wells Fargo Advantage Adjustable Rate Government Fund.

  For Evergreen Enhanced S&P 500 Fund, the principal investment policy change involved the identification of the Fund's investment universe. The Fund is currently required to invest, under normal market conditions, at least 80% of its assets in companies included in the S&P 500 Index; after the merger, the Fund would be required to invest at least 80% of its assets in companies whose market capitalizations fall within the market capitalization range of the S&P 500 Index, although the companies themselves need not be included in the S&P 500 Index. The Trustees considered management's belief that this change is desirable because, while the Fund will continue to invest in large capitalization companies, the investment universe available to the Fund will be increased. They also considered that the Fund would be renamed the Wells Fargo Advantage Disciplined U.S. Core Fund.

  For Evergreen Fundamental Large Cap Fund, Funds Management proposed eliminating the goal of "current income" from the Fund's investment objective, to match how the Fund, and other successful competitors, are operating. The Trustees considered Funds Management's explanation that while the Fund's investment strategy leads to investments that generated income, a focus on yield was not central to the Fund's investment process. The principal investment policy changes included eliminating the policy of investing up to 20% of its assets in convertible bonds and convertible preferred stocks and eliminating the policy of maintaining a dollar-weighted average market capitalization within the range of companies in the Russell 1000® Index. The Trustees noted that the Fund was proposed to be renamed Wells Fargo Advantage Core Equity Fund.

  For Evergreen Golden Core Opportunities Fund, Funds Management eliminated the principal investment policy of investing up to 20% of its assets in other types of investments, including, without limitation, common stocks of companies of any size, preferred stocks, and securities convertible into common stocks. The Trustees noted that the Fund was proposed to be renamed Wells Fargo Advantage Small/Mid Cap Core Fund.

  For Evergreen Global Large Cap Equity Fund, the principal investment policy changes involved eliminating the policies to seek, under normal market conditions, a dollar-weighted average market capitalization of about $10 billion, and an allocation between U.S. and foreign securities within 10% of the allocation observed in the MSCI World Free Index. Consistent with eliminating these policies, the Fund's policy of investing at least 80% of its assets in equity securities of large companies would be replaced with a policy of investing at least 80% of its assets in equity securities (of any capitalization size), and the Fund would be allowed to invest up to 20% of its assets in emerging market equity securities. The Trustees noted that the Fund was proposed to be renamed Wells Fargo Advantage Disciplined Global Equity Fund.

  For Evergreen Global Opportunities Fund, the principal investment policy changes included changing its policy of investing at least 65% of its assets in equity securities to a policy of investing at least 80% of its assets in equity securities. The Fund, while continuing to focus on small and medium sized companies, would change its definition of these companies from companies with a market capitalization of less than $8.5 billion at the time of purchase to companies with market capitalizations within the capitalization range of companies in the S&P Global MidSmall Cap Index. In addition, the Fund would restrict its investments in emerging market equity securities to 20% of its assets.

  For Evergreen Growth Fund, the principal investment policy changes included adopting a policy of investing at least 80% of its net assets in equity securities of small capitalization companies, which are defined as those companies with market capitalizations within the range of the Russell 2000® Index. This would replace the current policy of investing at least 75% of the Fund's assets in common stocks of small- and medium-sized U.S. companies, which are defined as those companies with market capitalizations within the range of the Russell 2000® Growth Index. In addition, the Fund would eliminate its policy of maintaining a dollar-weighted average market capitalization within the range of companies in the Russell 2000® Growth Index, and would be renamed Wells Fargo Advantage Traditional Small Cap Growth Fund.

  For Evergreen Health Care Fund, the principal investment policy changes included adopting a policy limiting its investments in foreign securities to no more than 50% of its assets, and limiting its investments in emerging market securities to no more than 15% of its assets.

  For Evergreen Intrinsic World Equity Fund, the principal investment policy changes were to adopt a policy of investing no more than 20% of its assets in emerging market equity securities, as well as a policy of investing in between 40 and 60 companies worldwide.

  For Evergreen Omega Fund, the principal investment policy changes involved eliminating the policy of investing primarily, and normally substantially all of its assets, in common stocks of U.S. companies of any market capitalization size, and adding policies to invest at least 80% of its assets in equity securities of any market capitalization and to invest in between 35 and 60 stocks.

  For Evergreen Precious Metals Fund, Funds Management proposed adopting an investment objective of seeking long-term capital appreciation (replacing its current objective of seeking long-term capital growth and protection of purchasing power of capital, with a secondary objective of obtaining current income). Funds Management also proposed that the Fund adopt investment policies permitting it to invest any amount of its assets in equity securities of foreign issuers and up to 40% of its assets in emerging market securities.
   For Evergreen Strategic Growth Fund, Funds Management proposed eliminating the investment policy to seek to maintain a dollar-weighted average market capitalization within the capitalization range of companies in the Russell 1000® Index.

  For Evergreen Utility and Telecommunications Fund, Funds Management proposed adopting an investment objective of seeking total return, consisting of current income and capital appreciation (replacing its current objective of seeking high current income and moderate capital growth). Funds Management also proposed that the Fund adopt a policy limiting its investments in emerging market securities to 20% of its assets.

For each of the Evergreen Funds identified above, the Trustees also considered Funds Management's representations that the proposed mergers were not expected to result in any substantial change in the identity of the investment professionals primarily responsible for the day-to-day management of the Funds.

For Evergreen High Income Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, Evergreen Small-Mid Growth Fund, and Evergreen Strategic Municipal Bond Fund, the Trustees considered that Funds Management was proposing various changes to investment objectives and investment policies together with changes to portfolio management teams and, in some cases, investment processes. In this regard, the Trustees considered Funds Management's view that it had sought, while determining how best to combine the EIMC and Funds Management investment advisory organizations, to retain top investment talent in instances where it appeared that the combined organization would have duplicative investment management resources. The Trustees considered the proposed changes in the investment teams for these Funds. They noted that Funds Management was proposing that Wells Capital investment teams manage Evergreen High Income Fund and Evergreen Small-Mid Growth Fund. They noted that Funds Management was proposing to replace Stamper Capital, the investment sub-adviser for Evergreen Strategic Municipal Bond, with Wells Capital, so that that Fund would also be managed by a Wells Capital investment team. In the cases of Evergreen North Carolina Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, the Trustees noted that a current portfolio manager of the Funds (Mr. Kiselak of EIMC, the Funds' investment adviser) would continue as a member of the Funds' portfolio management team after the merger, providing a measure of continuity, and would be joined by a Wells Capital portfolio manager. The Trustees considered Funds Management's assessment of the portfolio management and analyst resources that would be available to each of the new investment teams. They also reviewed the experience, track records, and investment process of the proposed investment teams for these Funds, as well as, and in light of, changes that Funds Management was proposing to the investment objectives and investment policies of the Fund. The principal investment objective and policy changes proposed were:

  For Evergreen High Income Fund, Funds Management proposed changing the investment objective to seeking total return, with a high level of current income and capital appreciation (as compared with the current objective of seeking high income). The principal changes in investment policies were to change the Fund's policy of investing at least 65% of its assets in below investment grade securities to a policy of investing at least 80% of its assets in below investment grade securities, and to eliminate the Fund's policy permitting it to invest up to 50% of its assets in foreign securities. The Fund would also adopt a policy expressly permitting it to invest up to 20% of its assets in preferred and convertible securities. The Trustees noted that, in connection with these changes, the Fund would change its name to Wells Fargo Advantage High Yield Bond Fund.

  For Evergreen North Carolina Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, the principal changes for each Fund were to adopt policies to invest no more than 10% of its assets in below investment-grade municipal securities (as compared with the current policy of limiting such investments to 20% of assets) and to invest no more than 20% of its assets in securities subject to the federal alternative minimum tax (as compared with the current policy permitting 100% of assets to be invested in these securities). The Trustees noted that, related to these changes, Evergreen North Carolina Municipal Bond Fund would be renamed Wells Fargo Advantage North Carolina Tax-Free Fund and Evergreen Pennsylvania Municipal Bond Fund would be renamed Wells Fargo Advantage Pennsylvania Tax-Free Fund. The Trustees considered Funds Management's belief that the changes to these Funds would not result in any substantial change in their investment processes or investment programs.

  For Evergreen Small-Mid Growth Fund, the principal changes to the Fund's investment policies involved changing the Fund's policy of investing at least 80% of its assets in common stocks of small- and medium-sized U.S. companies (i.e., companies whose capitalizations fall within the capitalization range of companies in the Russell 2500® Growth Index) to a policy of investing at least 80% of its assets in equity securities of small- and mid-capitalization companies (i.e., companies with capitalizations within the range of the Russell 2500® Index). In addition, the Fund's policy of maintaining a dollar-weighted average market capitalization within the capitalization range of the companies in the Russell 2500® Growth Index would be eliminated. The Trustees noted that, related to these changes, the Fund would be renamed Wells Fargo Advantage Growth Opportunities Fund.

  For Evergreen Strategic Municipal Bond Fund, the principal change to the Fund's investment policies was to replace the Fund's current policy allowing it to invest up to 100% of its assets in below investment grade municipal bonds with a policy allowing it to invest up to 35% of its assets in below investment grade municipal bonds.

Consideration of expenses.
In addition to their consideration of investment matters, the Trustees examined the expected impact of the merger on the Evergreen Funds' expenses.

Evergreen Intrinsic Value Fund. They noted that the merger is expected to result in a decrease in both the gross and net expense ratios of the Fund's Class I shares. They also noted that, while the gross expense ratio of the Fund's Class A, B, and C shares would increase following the merger, the Wells Fargo Expense Cap was expected to reduce the net expenses of those share classes to levels at or slightly below the current net expense ratios for those classes.

Evergreen Enhanced S&P 500 Fund. The Trustees noted that, after the merger, the Fund's investment advisory fee will no longer be adjusted based on the Fund's performance. The Fund currently pays a monthly management fee at an annual rate of 0.30% of the Fund's average daily net assets, which may be increased or decreased, as described in the Fund's prospectus, based on the Fund's performance relative to the S&P 500 Index, up to a maximum annual rate of 0.45% or down to a minimum annual rate of 0.15% of average daily net assets. Management has proposed that the performance adjustment element be removed from the Fund's management fee, so that the Fund would pay a fixed monthly management fee after the merger at the rate of 0.30% for the Fund's first $1 billion in average daily net assets, 0.275% for the Fund's next $4 billion in average daily net assets, and 0.25% for average daily net assets in excess of $5 billion, without regard to the Fund's performance. The Trustees considered the fact that Funds Management does not have performance fees in place for any mutual funds that it manages. The Trustees noted that the Fund was currently accruing advisory fees at the low end of the current permissible range (0.15%), and that the Fund's effective advisory fee would, as a result, increase following the merger were that level of accrual to stay constant; they also noted, however, that, for the large majority of the time since the performance-based element of the fee was implemented in 2005, the Fund had accrued advisory fees at a rate above 0.30%, so that the proposed fixed fee would represent a decrease compared with the advisory fee that the Fund had generally paid in the past.
The Trustees reviewed the effect of the merger on the Fund's operating expenses more generally. They noted that non-advisory fee expenses for the Fund's Class A and C shares were expected to be lower following the merger, and that Class B shareholders would receive Class A shares in the merger, resulting in a significant reduction in expenses. They also considered that the Fund's Class I shareholders would receive Administrator Class shares in the merger in exchange for their Class I shares, resulting in an expected decrease in non-advisory fee, non-Rule 12b-1 fee expenses as a result primarily of a reduction in custody and fund accounting expenses. The Trustees also noted that the Administrator Class shares were, unlike the Class I shares, subject to a 0.25% shareholder service fee. They considered that following the merger, depending on the Fund's performance over time and the corresponding level of the performance-based element of the advisory fee under the Fund's current expense structure, former shareholders of the Fund might experience overall expenses that are higher or lower than under the Fund's current expense structure.
Evergreen Fundamental Large Cap Fund, Evergreen Golden Core Opportunities Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen Health Care Fund, Evergreen High Income Fund, Evergreen Intrinsic World Equity Fund, Evergreen Omega Fund, and Evergreen Small-Mid Growth Fund. The Trustees considered that, in the case of a number of the Evergreen Funds, the mergers would result in a reduction in the rate at which the Funds would pay advisory fees and the Aggregate Wells Fargo Fees, and in the gross and net expense ratios of the Funds. Those Funds are Evergreen Golden Core Opportunities Fund, Evergreen Global Large Cap Equity Fund, Evergreen Health Care Fund, and Evergreen High Income Fund. (In the case of Evergreen High Income Fund, gross expenses would remain constant for Class I shares.) In a number of other cases, the mergers would result in an increase in the rate at which the Fund would pay advisory fees, reflecting generally the Wells Fargo Advantage Fund complex-wide fee schedule, but a decrease in the rate at which the Fund would pay Aggregate Wells Fargo Fees, and in the gross and net expense ratios of the Funds. Those Funds are Evergreen Fundamental Large Cap Fund, Evergreen Omega Fund, Evergreen Global Opportunities Fund, and Evergreen Small-Mid Growth Fund. The same was true of Evergreen Intrinsic World Equity Fund, except that the merger would result in a one-basis point increase in gross expenses for Class I shares, but a significant reduction in net expenses for that class.

Evergreen Precious Metals and Evergreen Utility and Telecommunications Funds. The Trustees considered that, for each Fund, the rate at which the Fund pays advisory fees would increase, as would the Aggregate Wells Fargo Fees and gross expense ratio for Class A, B, and C shares; the Aggregate Wells Fargo Fees and the gross expense ratio would decrease for Class I shares. They considered that the net expense ratio for Class A, B, and C shares would remain the same, and would decrease for Class I shares. The Trustees noted that the Aggregate Wells Fargo Fees and the net expense ratio for each class of shares was generally below the relevant fees and expense ratios, respectively, paid by other funds in peer groups of competitive funds selected by Lipper Inc.

Evergreen Diversified Capital Builder and Evergreen Diversified Income Builder. The Trustees noted that the rates at which these Funds pay advisory fees would increase; they considered in this regard that the rates at which the two Evergreen Funds currently pay advisory and administration fees is significantly lower than the average rates paid by other funds in peer groups of competitive funds selected by Lipper Inc. They noted that the rate at which Evergreen Diversified Capital Builder Fund pays Aggregate Wells Fargo Fees would increase slightly (by 3 basis points) for Class A, B, and C shares, and that the gross expenses of those classes would increase slightly (by 1 basis point), but that the net expense ratio would remain unchanged and was significantly below the average net expense ratio of other funds in peer groups of competitive funds selected by Lipper Inc. Aggregate Wells Fargo Fees, gross expenses, and net expenses would be reduced for that Fund's Class I shares. The Trustees noted that, for Evergreen Diversified Income Builder Fund, Aggregate Wells Fargo Fees and gross expenses would increase for Class A, B, and C shares, but net expenses would remain unchanged; for Class I shares, Aggregate Wells Fargo Fees, gross expenses, and net expenses would decrease.

Evergreen Strategic Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, and Evergreen Pennsylvania Municipal Bond Fund. The Trustees considered that the rate at which each Fund would pay advisory fees following the merger would be set at the same rate (0.35% of average daily net assets), which would result in a decrease for Evergreen Strategic Municipal Bond Fund and Evergreen North Carolina Municipal Bond Fund, and an increase for Evergreen Pennsylvania Municipal Bond Fund. They noted that, for Evergreen Strategic Municipal Bond Fund, Aggregate Wells Fargo Fees would decrease for all classes, gross expenses would decrease for all classes except Class I, where they would increase, and net expenses would decrease for each class. They considered that, for Evergreen North Carolina Municipal Bond Fund, Aggregate Wells Fargo Fees would increase for all classes except Class I; gross expenses for all classes would remain the same or decrease; and net expenses for all classes would decrease. They considered that, for Evergreen Pennsylvania Municipal Bond Fund, Aggregate Wells Fargo Fees and gross expenses would increase for each class, and net expenses would remain constant; they noted that net expenses for all classes were below the relevant net expense ratios for other funds in a peer group of competitive funds selected by Lipper, Inc.

Evergreen Adjustable Rate Fund, Evergreen Growth Fund, Evergreen International Bond Fund, and Evergreen Strategic Growth Fund. The Trustees considered that, for each of these Funds, the rate at which the Fund pays advisory fees would increase following the merger, as would the Aggregate Wells Fargo Fees (except in the case of Evergreen Growth Fund's Class I shares, for which they would decrease) and gross expenses (except in the case of Evergreen Growth Fund's Class B and I shares, Evergreen International Bond Fund's Class I shares and Evergreen Strategic Growth Fund's Class B shares, for which they would decrease). However, they noted that, for each class of shares, net expenses after the mergers would remain the same or, in the case of Evergreen Growth Fund's and Evergreen Strategic Growth Fund's Class B and I shares and Evergreen International Bond Fund's Class I shares, would decrease.

Consideration of investment matters and expenses.
Evergreen Small Cap Value Fund and Evergreen Special Values Fund into Wells Fargo Advantage Special Small Cap Value Fund. The Trustees considered that each Evergreen Fund would be merged into the same, new, "shell" series of a Wells Fargo trust. They noted that the investment objectives and polices of each Evergreen Fund and of the Wells Fargo Advantage Fund were substantially similar. They also noted that the portfolio manager of each of the Evergreen Funds would be the portfolio manager of the Wells Fargo Advantage Fund. As to the Evergreen Small Cap Value Fund, the Trustees considered that the combined Fund would be much larger, and that Aggregate Wells Fargo Fees, gross expense ratio, and net expense ratio of the combined Fund would be significantly lower. As to the Evergreen Special Values Fund, they considered that Aggregate Wells Fargo Fees would be lower in the combined Fund, the gross expense ratio of the combined Fund would be lower for Class A, B, C, and R shares but slightly higher for Class I shares, and that the net expense ratio would be lower in the combined Fund for all classes of shares of the Evergreen Fund.

Agreement and Plan of Reorganization

Each Target Fund will be reorganized into its corresponding Acquiring Fund pursuant to the Plan, a form of which is attached at Exhibit A. The following summary of the Plan is qualified in its entirety by reference to Exhibit A attached hereto.
The Plan provides that the Acquiring Fund will acquire all of the assets of the corresponding Target Fund(s) in exchange for shares of equal value of the Acquiring Fund (measured at the close of business on the business day immediately preceding the Merger) and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund(s), on a particular Merger date (the "Closing Date").
The number of full and fractional shares of each class of an Acquiring Fund to be received by each class of its corresponding Target Fund will be determined by dividing the value of assets net of liabilities attributable to such Target Fund class by the net asset value ("NAV") of one share of the applicable Acquiring Fund class. The Plan specifies that the method of determining the value of the assets net liabilities and the NAV of each class of the Acquiring Fund shall be the same method used in determining the NAV of the Acquiring Fund in the ordinary course. The valuation will be conducted on the business day immediately preceding the Closing Date or upon such other date as the parties may agree, as of the time that the Acquiring Fund ordinarily calculates its NAV, or as of such other time as the parties may agree (the "Valuation Date").
On the Closing Date or as soon as reasonably practicable thereafter, the Target Fund will liquidate and distribute pro rata to the Target Fund shareholders of record of each class as of the close of business on the Valuation Date the full and fractional shares of the corresponding class of the Acquiring Fund received by the Target Fund based on the shares of the Target Fund class owned by such shareholders. After these distributions and the winding up of its affairs, the Target Fund will be terminated as a series of the applicable Target Trust in accordance with applicable law and its Declaration of Trust.
A majority of the applicable Board of Trustees may terminate the Plan on behalf of any Target Fund or Acquiring Fund under certain circumstances. In addition completion of a Merger is subject to numerous conditions set forth in the Plan, including approval by Target Fund shareholders, the accuracy of various representations and warranties, and receipt of a tax opinion generally to the effect that the Merger will qualify as a "reorganization" for U.S. federal income tax purposes. The Plan also contemplates that the Board of the Acquiring Trust take all actions prior to the Closing Date necessary or appropriate to elect and constitute two current Trustees of the Evergreen Target Trust as members of the Acquiring Trust's Board. Also, the Plan contemplates that the Advisory Committee of the Trustees of the Evergreen Target Trusts be established in accordance with the Evergreen Target Trust's Charter and that a special letter agreement of Funds Management providing, among other things, for Funds Management to compensate Advisory Committee members be in full force and effect. Another condition of the Target Trusts' obligations under the Plan is that the Acquiring Trust shall have entered into an indemnification agreement with each of the Trustees of the Target Trust preserving all existing indemnification rights that they have under the Target Trust's charter documents.
Whether or not the Merger is consummated, Funds Management, EIMC or one of their affiliates will pay all expenses incurred by the Target Fund and Acquiring Fund in connection with the Merger (including the cost of any proxy solicitor). No portion of the expenses incurred in connection with the Merger, except portfolio transaction costs incurred in purchasing or disposing of securities, will be borne directly or indirectly by the Target Fund or Acquiring Fund or their respective shareholders. If a Target Fund's shareholders do not approve the Merger, the Board of Trustees of the Target Trust may consider other possible courses of action in the best interests of the Target Fund and its shareholders.

Information concerning the pro forma capitalization of each Fund is contained in Exhibit D to this prospectus/proxy statement.

Material U.S. Federal Income Tax Consequences of the Mergers

The following discussion summarizes certain material U.S. federal income tax consequences of your Merger, including an investment in Acquiring Fund shares, that are applicable to you as a Target Fund shareholder. It is based on the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date of this prospectus/proxy statement and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Mergers or of holding Acquiring Fund shares. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a shareholder who holds Target Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Target Fund shares as a capital asset at the time of the Mergers; or an entity taxable as a partnership for U.S. federal income tax purposes.

We have not requested and will not request an advance ruling from the Internal Revenue Service ("IRS") as to the U.S. federal income tax consequences of the Mergers or any related transaction. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. You are urged to consult with your own tax advisers and financial planners as to the particular tax consequences of your Merger and of holding Acquiring Fund shares to you, including the applicability and effect of any state, local or foreign laws and the effect of possible changes in applicable tax laws.

Qualification of the Mergers as Tax-Free "Reorganizations" Under the Internal Revenue Code

The obligation of the Funds to consummate the Mergers is contingent upon their receipt of an opinion from Proskauer Rose LLP, special tax counsel to the Acquiring Funds, generally to the effect that each Merger will qualify as a "reorganization" under Section 368(a) of the Internal Revenue Code with respect to each Acquiring Fund and its corresponding Target Fund(s), and therefore generally:

  no gain or loss will be recognized by the Acquiring Fund upon receipt of the corresponding Target Fund's assets in exchange for the Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund;

  the Acquiring Fund's tax basis in the assets of the corresponding Target Fund transferred to the Acquiring Fund in the Merger will be the same as the Target Fund's tax basis in the assets immediately prior to the transfer;

  the Acquiring Fund's holding periods for the assets of the corresponding Target Fund will include the periods during which such assets were held by the Target Fund;

  no gain or loss will be recognized by the Target Fund upon the transfer of the Target Fund's assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of the liabilities of the Target Fund, or upon distribution of Acquiring Fund shares by the Target Fund to its shareholders in liquidation;

  no gain or loss will be recognized by the Target Fund's shareholders upon the exchange of their Target Fund shares for Acquiring Fund shares;

  the tax basis of Acquiring Fund shares a Target Fund shareholder receives in connection with the Merger will be the same as the tax basis of his or her Target Fund shares exchanged therefor;

  a Target Fund shareholder's holding period for his or her Acquiring Fund shares will include the period for which he or she held the Target Fund shares exchanged therefor; and

  the Acquiring Fund will succeed to, and take into account the items of the Target Fund described in Section 381(c) of the Internal Revenue Code, subject to the conditions and limitations specified in the Internal Revenue Code and the U.S. Treasury regulations thereunder.

The tax opinion described above will be based on then-existing law, will be subject to certain assumptions, qualifications and exclusions and will be based in part on the truth and accuracy of certain representations by us on behalf of the Acquiring Funds and the Target Funds.

Status as a Regulated Investment Company

Since its formation, each Target Fund has elected and believes it has qualified to be treated as a separate "regulated investment company," or "RIC" under Subchapter M of the Internal Revenue Code and each Acquiring fund intends to qualify to be treated as RIC. Accordingly, each Target Fund believes that it has been, and expects to continue to be, and each Acquiring Fund expects to be, relieved of U.S. federal income tax liability to the extent that it makes distributions of its taxable income and gains to its shareholders.

Distribution of Income and Gains

In connection with your Merger, a substantial portion of the securities held by your Target Fund may be disposed of prior to such Merger. This could result in additional portfolio transaction costs to your Target Fund and increased taxable distributions to shareholders of your Target Fund. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Target Fund's basis in such assets. Any capital gains recognized on a net basis in any such sales that occur prior to such Merger will be distributed to your Target Fund's shareholders as capital gains dividends (to the extent of net capital gains) and/or ordinary dividends (to the extent of net short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

Additionally, your Target Fund's taxable year may (or, in the case of Evergreen Special Values Fund and Evergreen Small Cap Value Fund, will) end as a result of your Merger, which will accelerate any distributions to shareholders from your Target Fund for its short taxable year ending on the date of the Merger. Prior to the Merger, your Target Fund (may, or in the case of Evergreen Special Values Fund and Evergreen Small Cap Values Fund, will) declare to its shareholders of record one or more distributions of all of its previously undistributed net investment income, net tax-exempt income and net realized capital gain, including capital gains on any securities disposed of in connection with the Merger. Such distributions will be made to such shareholders before or after the Merger. A Target Fund shareholder will be required to include any such distributions that do not constitute exempt interest  dividends (defined below) in his or her taxable income for the taxable year in which such shareholder receives the distributions. This may result in the recognition of income that could have been deferred or never realized had the Merger not occurred.

Tax Attributed of the Combined Funds: Utilization of Loss Carryforwards and Unrealized Losses of Evergreen Special Values Fund and Evergreen Small Cap Value Fund into Wells Fargo Advantage Special Small Cap Value Fund

This section applies only to shareholders of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. U.S. federal income tax law permits a RIC, such as the Funds, to carry forward net capital losses for a period of up to eight taxable years. The Target Funds are presently entitled to significant net capital loss carryforwards for U.S. federal income tax purposes, as further detailed below. The Mergers will cause the tax year of both Target Funds to close, resulting in an earlier expiration of net capital loss carryforwards than would otherwise occur. In addition, the Mergers are expected to result in a limitation on the ability of the Acquiring Fund to use carryforwards of Evergreen Small Cap Value Fund and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized. These limitations, imposed by Section 382 of the Internal Revenue Code, are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to the overall eight-year limitation. The Section 382 limitation as to a particular Target Fund generally will equal the product of the net asset value of the Target Fund immediately prior to the Mergers and the "long-term tax-exempt rate," published by the IRS, in effect at such time. As of January 2010, the long-term tax-exempt rate is 4.14%. However, no assurance can be given as to what long-term tax-exempt rate will be in effect at the time of the Mergers. In certain instances, under Section 384 of the Internal Revenue Code, the Acquiring Fund will also be prohibited from using each Target Fund's loss carryforwards and unrealized losses against the unrealized gains of the other Target Fund at the time of the Mergers, to the extent such gains are realized within five years following the Mergers. While the ability of the Acquiring Fund to absorb the Target Funds' losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, including the short taxable year resulting from the Mergers, substantially all of the Target Funds' losses may become permanently unavailable where the limitation applies. Even if the Acquiring Fund is able to utilize net capital loss carryforwards or unrealized losses of a Target Fund, the tax benefit resulting from those losses will be shared by both Target Fund's shareholders following the Mergers. Therefore, a Target Fund shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would have paid if the Mergers did not occur.

In general, the limitation under Section 382 will apply to loss carryforwards and unrealized losses of a Target Fund when its shareholders will hold less than 50% of the outstanding shares of the Acquiring Fund immediately following the Mergers. Accordingly, it is expected that the limitation will apply to any losses of Evergreen Small Cap Value Fund. Even if the Mergers do not result in the limitation on the use of losses, future transactions by the Acquiring Fund may do so. As of September 30, 2009, for U.S. federal income tax purposes, Evergreen Small Cap Value Fund had capital loss carryforwards of approximately $45,919,678, representing approximately 92.5% of its net assets, and no net unrealized losses. These figures are likely to change by the date of the Mergers, and do not reflect the impact of the Mergers, including, in particular, the application of the loss limitation rules discussed herein.

U.S. Federal Income Taxation of an Investment in an Acquiring Fund

The following discussion summarizes certain material U.S. federal income tax consequences of an investment in an Acquiring Fund. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the prospectuses and statements of additional information for the Acquiring Funds for additional U.S. federal income tax information.

Qualification as a Regulated Investment Company. It is intended that each Acquiring Fund will qualify as a RIC under Subchapter M of Subtitle A, Chapter 1 of the Internal Revenue Code. Each Acquiring Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Internal Revenue Code applicable to RICs generally will apply separately to each Acquiring Fund even though each Acquiring Fund is a series of the Acquiring Trust. Furthermore, each Acquiring Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a RIC under the Internal Revenue Code, each Acquiring Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Internal Revenue Code. Future U.S. Treasury regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to an Acquiring Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership, except a qualified publicly traded partnership, will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC.

Each Acquiring Fund must also diversify its holdings so that, at the end of each quarter of an Acquiring Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Acquiring Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Acquiring Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Acquiring Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to an Acquiring Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, with respect to each taxable year, each Acquiring Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year. If an Acquiring Fund meets all of the RIC requirements, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, an Acquiring Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, an Acquiring Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from an Acquiring Fund in the year they are actually distributed. However, if an Acquiring Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Acquiring Fund and its shareholders will be treated as if the Acquiring Fund paid the distribution by December 31 of the first taxable year. Each Acquiring Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that an Acquiring Fund will not be subject to U.S. federal income taxation.

Moreover, the Acquiring Funds may retain for investment all or a portion of their net capital gain. If an Acquiring Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long- term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Acquiring Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of an Acquiring Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. An Acquiring Fund is not required to, and there can be no assurance that it will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

If, for any taxable year, an Acquiring Fund fails to qualify as a RIC under the Internal Revenue Code, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from such Acquiring Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, an Acquiring Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Acquiring Fund to the IRS. In addition, if an Acquiring Fund initially qualifies as a RIC but subsequently fails to qualify as a RIC for a period greater than two taxable years, the Acquiring Fund generally will be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Acquiring Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

Equalization Accounting. An Acquiring Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals the Acquiring Fund's undistributed investment company taxable income and net capital gain, with certain adjustments, to redemption proceeds. This method permits an Acquiring Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect an Acquiring Fund's total returns, it may reduce the amount that an Acquiring Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Acquiring Fund shares on Acquiring Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the particular equalization methods used by the Acquiring Funds, and thus the Acquiring Funds' use of these methods may be subject to IRS scrutiny.

Excise Tax. If an Acquiring Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that was not distributed during such years, the Acquiring Fund will be subject to a nondeductible 4% U.S. federal excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). For these purposes, an Acquiring Fund will be treated as having distributed any amount on which it is subject to corporate-level U.S. federal income tax for the taxable year ending within the calendar year. The Acquiring Funds generally intend to actually distribute or be deemed to have distributed substantially all of their ordinary income and capital gain net income, if any, by the end of each calendar year and thus expect not to be subject to the excise tax. However, no assurance can be given that an Acquiring Fund will not be subject to the excise tax. Moreover, the Acquiring Funds reserve the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid by an Acquiring Fund is determined to be de minimis).

Taxation of Acquiring Fund Investments. In general, realized gains or losses on the sale of securities held by an Acquiring Fund will be treated as capital gains or losses, and long-term capital gains or losses if an Acquiring Fund has held the disposed securities for more than one year at the time of disposition.

If an Acquiring Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price at original issuance less than its principal amount, such as a zero-coupon bond), which generally includes "payment-in-kind" or "PIK" bonds, the Acquiring Fund generally is required to annually include in its taxable income a portion of the OID as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the OID until a later date, potentially until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for U.S. federal income tax purposes. Similarly, if an Acquiring Fund purchases a debt obligation with market discount (generally, a debt obligation with a purchase price after original issuance less than its principal amount (reduced by any OID)), the Acquiring Fund generally is required to annually include in its taxable income a portion of the market discount as ordinary income, even though the Acquiring Fund may not receive cash payments attributable to the market discount until a later date, potentially until maturity or disposition of the obligation. An Acquiring Fund generally will be required to make distributions to shareholders representing the OID or market discount income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by the Acquiring Fund. Cash to pay such distributions may be obtained from sales proceeds of securities held by an Acquiring Fund which the Acquiring Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Acquiring Fund.

If an Acquiring Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Acquiring Fund. U.S. federal income tax rules are not entirely clear about issues such as when an Acquiring Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by an Acquiring Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

If an option granted by an Acquiring Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by an Acquiring Fund of the option from its holder, such Acquiring Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Acquiring Fund in the closing transaction. Some capital losses realized by an Acquiring Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by an Acquiring Fund pursuant to the exercise of a covered call option granted by it, the Acquiring Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by an Acquiring Fund pursuant to the exercise of a put option granted by it, the Acquiring Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by the Acquiring Funds will be deemed "Section 1256 contracts." An Acquiring Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require an Acquiring Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require an Acquiring Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

Foreign currency gains and losses realized by an Acquiring Fund in connection with certain transactions involving foreign currency-denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Internal Revenue Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of an Acquiring Fund's income. Under future U.S. Treasury regulations, any such transactions that are not directly related to an Acquiring Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable such Acquiring Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds an Acquiring Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Acquiring Fund or its shareholders in future years.

Offsetting positions held by an Acquiring Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for U.S. federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Internal Revenue Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If an Acquiring Fund is treated as entering into a "straddle" and at least one (but not all) of the Acquiring Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Internal Revenue Code, described above, then such straddle could be characterized as a "mixed straddle." An Acquiring Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Acquiring Fund may differ. Generally, to the extent the straddle rules apply to positions established by an Acquiring Fund, losses realized by an Acquiring Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income (defined below) to fail to satisfy the applicable holding period requirements (described below) and therefore to be taxed as ordinary income. Furthermore, an Acquiring Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle including any interest, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where an Acquiring Fund had not engaged in such transactions.

If an Acquiring Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Acquiring Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when an Acquiring Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future U.S. Treasury regulations. The character of the gain from constructive sales will depend upon an Acquiring Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon an Acquiring Fund's holding period in the position and the application of various loss deferral provisions in the Internal Revenue Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of an Acquiring Fund's taxable year and such Acquiring Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain an Acquiring Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Internal Revenue Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain an Acquiring Fund would have had if the Acquiring Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, an Acquiring Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Acquiring Fund, defer losses to the Acquiring Fund, cause adjustments to the holding periods of the Acquiring Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

Rules governing the U.S. federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a IRS revenue rulings that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while the Acquiring Funds intend to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of an Acquiring Fund as a RIC might be jeopardized. Certain requirements that must be met under the Internal Revenue Code in order for each Acquiring Fund to qualify as a RIC may limit the extent to which an Acquiring Fund will be able to engage in derivatives transactions.

An Acquiring Fund may invest in real estate investment trusts ("REITs"). Investments in REIT equity securities may require an Acquiring Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Acquiring Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. An Acquiring Fund's investments in REIT equity securities may at other times result in the Acquiring Fund's receipt of cash in excess of the REIT's earnings; if the Acquiring Fund distributes these amounts, these distributions could constitute a return of capital to Acquiring Fund shareholders for U.S. federal income tax purposes. Dividends received by the Acquiring Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

An Acquiring Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits ("REMICs") or in other interests that may be treated as taxable mortgage pools ("TMPs") for U.S. federal income tax purposes. Under IRS guidance, an Acquiring Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or TMPs directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income to Keogh, 401(k) and qualified pension plans, as well as investment retirement accounts and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Internal Revenue Code) is a record holder of a share in an Acquiring Fund, then the Acquiring Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. federal corporate income tax rate. To the extent permitted under the 1940 Act, an Acquiring Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Acquiring Fund. The Acquiring Funds have not yet determined whether such an election will be made.

"Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If an Acquiring Fund acquires any equity interest in a PFIC, the Acquiring Fund could be subject to U.S. federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Acquiring Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

An Acquiring Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require an Acquiring Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. An Acquiring Fund may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, an Acquiring Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Acquiring Funds may involve complex tax rules that may result in income or gain recognition by the Acquiring Funds without corresponding current cash receipts. Although the Acquiring Funds seeks to avoid significant non-cash income, such non-cash income could be recognized by the Acquiring Funds, in which case the Acquiring Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Acquiring Funds could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements.

Taxation of Distributions. Except for exempt-interest dividends (defined below) paid out by the Wells Fargo Advantage Strategic Municipal Bond Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, and the Wells Fargo Advantage Pennsylvania Tax-Free Fund (collectively, the "Tax-Free Funds"), distributions paid out of an Acquiring Funds' current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Acquiring Funds, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on the Acquiring Funds' shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares acquired at a time when an Acquiring Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For U.S. federal income tax purposes, the Acquiring Funds' earnings and profits, described above, are determined at the end of the Acquiring Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of an Acquiring Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Acquiring Fund shares and then as capital gain. The Acquiring Funds may make distributions in excess of their earnings and profits, from time to time.

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that an Acquiring Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by the Acquiring Funds as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed an Acquiring Fund's net capital gain for the taxable year), regardless of how long a shareholder has held Acquiring Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. The Acquiring Funds will designate capital gain dividends, if any, in a written notice mailed by each Acquiring Fund to its shareholders not later than 60 days after the close of such Acquiring Fund's taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest an Acquiring Fund earned on direct obligations of the U.S. government if such Acquiring Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Acquiring Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Acquiring Fund shares, subject to the discussion below, the shareholder generally will recognize a taxable capital gain or loss on the difference between the amount received for shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Acquiring Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Acquiring Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of an Acquiring Fund or a different RIC, the sales charge previously incurred in acquiring the Acquiring Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder recognizes a loss on a disposition of Acquiring Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61 day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain dividend with respect to any Acquiring Fund share and such Acquiring Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Acquiring Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then U.S. Treasury regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this filing.

In addition, if a shareholder holds Acquiring Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends (defined below) received with respect to the shares. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then regulations may permit an exception to this six-month rule. Additionally, where an Acquiring Fund regularly distributes at least 90% of its net tax-exempt interest, if any, the Treasury Department is authorized to issue regulations reducing the six month holding period requirement to a period of not less than the greater of 31 days or the period between regular distributions. No such regulations have been issued as of the date of this filing.

Foreign Taxes. Amounts realized by an Acquiring Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of an Acquiring Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Acquiring Fund will be eligible to file an annual election with the IRS pursuant to which the Acquiring Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Acquiring Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only Wells Fargo Advantage Disciplined Global Equity Fund, Wells Fargo Advantage Global Opportunities Fund, Wells Fargo Advantage Intrinsic World Equity Fund, and Wells Fargo Advantage International Bond Fund may qualify for and make the election; however, even if an Acquiring Fund qualifies for the election for any year, it may not make the election for such year. If an Acquiring Fund does not so elect, then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. Each Acquiring Fund will notify its shareholders within 60 days after the close of such Acquiring Fund's taxable year whether it has elected for the foreign taxes paid by the Acquiring Fund to "pass-through" for that year.

Even if an Acquiring Fund qualifies for the election, foreign income and similar taxes will only pass-through to the Acquiring Fund's shareholders if the Acquiring Fund and its shareholders meet certain holding period requirements. Specifically, (i) the shareholders must have held the Acquiring Fund shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the shareholders became entitled to receive Acquiring Fund distributions corresponding with the pass-through of such foreign taxes paid by the Acquiring Fund, and (ii) with respect to dividends received by the Acquiring Fund on foreign shares giving rise to such foreign taxes, the Acquiring Fund must have held the shares for at least 16 days during the 31-day period beginning 15 days prior to the date upon which the Acquiring Fund became entitled to the dividend. These holding periods increase for certain dividends on preferred stock. An Acquiring Fund may choose not to make the election if the Acquiring Fund has not satisfied its holding requirement.

If an Acquiring Fund makes the election, the Acquiring Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Acquiring Fund's dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Acquiring Fund shareholders that have satisfied the holding period requirements and certain other requirements shall include their proportionate share of the foreign taxes paid by the Acquiring Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If the shareholder claims a credit for foreign taxes paid, the credit will be limited to the extent it exceeds the shareholder's federal income tax attributable to foreign source taxable income or the amount specified in the notice mailed to that shareholder within 60 days after the close of the year. If the credit is attributable, wholly or in part, to qualified dividend income (as defined below), special rules will be used to limit the credit in a manner that reflects any resulting dividend rate differential.

In general, an individual with $300 or less of creditable foreign taxes may elect to be exempt from the foreign source taxable income and qualified dividend income limitations if the individual has no foreign source income other than qualified passive income. This $300 threshold is increased to $600 for joint filers. A deduction for foreign taxes paid may only be claimed by shareholders that itemize their deductions.

U.S. Federal Income Tax Rates. Non-corporate Acquiring Fund shareholders (i.e., individuals, trusts and estates) are taxed at a maximum rate of 35% on ordinary income and 15% on long-term capital gain for taxable years beginning on or before December 31, 2010. Under current law, long-term capital gain will be taxed at a maximum rate of 20% for taxable years beginning on or after January 1, 2011.

Current U.S. federal income tax law also provides for a maximum individual U.S. federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15% until December 31, 2010 (and 20% thereafter). In general, "qualified dividend income" is income attributable to dividends received by an Acquiring Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Acquiring Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Acquiring Fund's shares. Under current law, the taxation of qualifying dividend income at long-term capital gain rates will no longer apply and dividend income will be taxable as ordinary income for taxable years beginning after December 31, 2010. If 95% or more of an Acquiring Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Acquiring Fund shares for at least 61 days during the 121-day period beginning 60 days before such Acquiring Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of an Acquiring Fund's income is attributable to qualified dividend income, then only the portion of the Acquiring Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by an Acquiring Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Acquiring Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Acquiring Fund shareholders therefore are urged to consult their own tax advisers and financial planners. Income and bond funds typically do not distribute significant amounts of "qualified dividend income" eligible for reductions in individual U.S. federal income tax rates applicable to certain dividend income.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Distributions from some Acquiring Funds may qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various "sunset" provisions of U.S. federal income tax laws.

Backup Withholding. The Acquiring Funds are generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an Acquiring Fund shareholder if (i) the shareholder fails to furnish an Acquiring Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies an Acquiring Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010. Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's U.S. federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9.

Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations.

Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gain, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Capital gain dividends paid to and gains recognized by a foreign shareholder on the redemption of Acquiring Fund shares generally will not be subject to U.S. federal income tax withholding, provided that certain requirements are satisfied.

Tax-Deferred Plans. Shares of the Acquiring Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. However, shares of the Tax-Free Funds may not be suitable for tax-deferred retirement and other tax-advantaged plans and accounts since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the tax-exempt status of certain distributions from the Tax-Free Funds (discussed below). Such distributions may ultimately be taxable to the beneficiaries when distributed to them. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Acquiring Fund shares through such plans and/or accounts.

Tax-Exempt Shareholders. Shares of the Tax-Free Funds may not be suitable for tax-exempt shareholders since such shareholders generally would not benefit from the tax-exempt status of distributions from the Tax-Free Funds (discussed below). Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Acquiring Funds. Any investment in residual interests of a CMO that has elected to be treated as a REMIC can create complex U.S. federal income tax consequences, especially if an Acquiring Fund has state or local governments or other tax-exempt organizations as shareholders. Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Internal Revenue Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

Tax Shelter Reporting Regulations. Generally, under U.S. Treasury regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Additional Considerations for the Tax-Free Funds. If at least 50% of the value of an Acquiring Fund's total assets at the close of each quarter of its taxable years consists of debt obligations that generate interest exempt from U.S. federal income tax under Section 103 of the Internal Revenue Code, then the Acquiring Fund may qualify to pass through to its shareholders the tax-exempt character of its income from such debt obligations by paying exempt-interest dividends. The Tax-Free Funds intend to so qualify and are designed to provide shareholders with income exempt from U.S. federal income tax in the form of exempt-interest dividends. "Exempt-interest dividends" are dividends (other than capital gain dividends) paid by a RIC that are properly designated as such in a written notice mailed to its shareholders.

Although exempt-interest dividends are generally exempt from U.S. federal income tax, there may not be a similar exemption under the laws of a particular state or local taxing jurisdiction. Thus, exempt-interest dividends may be subject to state and local taxes. You should consult your tax adviser to discuss the tax consequences of your investment in a Tax-Free Fund. In the case of the Acquiring Funds, it is intended that their respective distributions of net interest from state and municipal obligations of the state for which the Fund is named generally not be subject to state personal income tax in that state.

No later than 60 days after the close of its taxable year, each Tax-Free Fund will notify its shareholders of the portion of the distributions for the taxable year that constitutes exempt-interest dividends. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Internal Revenue Code received by a Tax-Free Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Internal Revenue Code. Interest on indebtedness incurred to purchase or carry shares of the Tax-Free Funds will not be deductible to the extent that the Tax-Free Funds' distributions are exempt from U.S. federal income tax.

In addition, an investment in a Tax-Free Fund may result in liability for U.S. federal alternative minimum tax ("AMT"). Certain deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating the U.S. federal AMT. Tax preference items include tax-exempt interest on certain "private activity bonds." To the extent a Tax-Free Fund invests in certain private activity bonds, its shareholders will be required to report that portion of the Fund's distributions attributable to income from the bonds as a tax preference item in determining their U.S. federal AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Free Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their U.S. federal AMT. In addition, exempt-interest dividends paid by a Tax-Free Fund to a corporate shareholder are included in the shareholder's "adjusted current earnings" as part of its U.S. federal AMT calculation, and may also affect its U.S. federal "environmental tax" liability. As of the date of this filing, individuals are subject to the U.S. federal AMT at a maximum rate of 28% and corporations are subject to the U.S. federal AMT at a maximum rate of 20%. Shareholders with questions or concerns about the U.S. federal AMT should consult own their own tax advisers.

The IRS is paying increased attention to whether debt obligations intended to produce interest exempt from U.S. federal income tax in fact meet the requirements for such exemption. Ordinarily, the Tax-Free Funds rely on opinions from the issuer's bond counsel that interest on the issuer's debt obligation will be exempt from U.S. federal income tax. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the debt obligation to be taxable and could jeopardize a Tax-Free Fund's ability to pay exempt-interest distributions. Similar challenges may occur as to state-specific exemptions.

A shareholder who receives Social Security or railroad retirement benefits should consult the shareholder's own tax adviser to determine what effect, if any, an investment in a Tax-Free Fund may have on the U.S. federal taxation of such benefits. Exempt-interest dividends are included in income for purposes of determining the amount of benefits that are taxable.

Distributions of a Tax-Free Fund's income other than exempt-interest dividends generally will be taxable to shareholders. Gains realized by a Tax-Free Fund on the sale or exchange of investments that generate tax-exempt income will also be taxable to shareholders.

Buying, Selling and Exchanging Fund Shares

Share Class Information

Because your Merger will be effected at net asset value (NAV) without the imposition of a sales charge, Target Fund shareholders will not pay any front-end sales charges or contingent deferred sales charges ("CDSC") as a result of the Merger. Target Fund shareholders who receive shares of an Acquiring Fund class that is subject to a CDSC will, however, be subject to a CDSC upon subsequent redemption of the Acquiring Fund shares they receive as a result of the Merger. The CDSC will be based on the date of the original purchase of your Target Fund shares and will continue to be subject to the Target Fund's CDSC schedule listed below and will be calculated using the method described in your Target Fund's prospectus.

The following is a summary description of the charges and fees applicable to the various classes of the Target and Acquiring Funds. With respect to your Target Fund, more detailed descriptions of the distribution arrangements applicable to the classes of shares are contained in the Target Fund's prospectus and SAI. With respect to your Acquiring Fund, additional information can be found in Exhibit E and the Merger SAI.

Evergreen Funds

  12b-1 Fees. To compensate Wells Fargo Funds Distributor, LLC ("WFFD"), the principal underwriter for the Evergreen funds, for the service it provides and for the expenses it bears in connection with the distribution of shares, certain classes of the Evergreen funds make payments to WFFD from fees assessed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Because 12b-1 fees are paid out of the assets of each applicable class on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales loads. The following table sets forth the 12b-1 fee charged to each class of the Evergreen funds.

Evergreen Fund Class	12b-1 Fee as a Percentage of Net Assets
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class I	None
Class IS	0.25%
Class R	0.50%

  Class A. If you select Class A shares, you may pay a front-end sales charge as described in the following table(s), but you do not pay a contingent deferred sales charge (except in the limited circumstances described below). The front-end sales charge is deducted from your investment before it is invested in a Fund. The actual charge depends on the amount invested, subject to any waivers or reductions for which you may be eligible (see "Sales Charge Reduction" in your Target Fund's prospectus for more details). In addition, Class A shares are subject to ongoing 12b-1 fees. The table below shows how front-end sales charges for Class A shares are calculated.

Evergreen Intrinsic Value Fund
 Evergreen Fundamental Large Cap Fund
 Evergreen Strategic Growth Fund
 Evergreen Omega Fund
 Evergreen Golden Core Opportunities Fund
 Evergreen Global Large Cap Equity Fund
 Evergreen Global Opportunities Fund
 Evergreen Intrinsic World Equity Fund
 Evergreen Health Care Fund
 Evergreen Precious Metals Fund
 Evergreen Utility & Telecommunications Fund
 Evergreen Diversified Capital Builder Fund
 Evergreen Growth Fund
 Evergreen Small-Mid Growth Fund
 Evergreen Special Values Fund
 Evergreen Small Cap Value Fund

Class A Front-End Sales Charge
Amount Invested	As a % of Offering Price1,[2]	As a % of Your Net Investment[1]	Dealer Commission as a % of Offering Price[3]
Up to $49,999	5.75%	6.10%	5.00%
$50,000-$99,999	4.50%	4.71%	4.25%
$100,000-$249,999	3.75%	3.90%	3.25%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$999,999	2.00%	2.04%	1.75%
$1,000,000-$2,999,999[4]	0.00%	0.00%	1.00% of the first $2,999,999, plus
$3,000,000-$4,999,999[4]	0.00%	0.00%	0.50% of the next $2,000,000, plus
$5,000,000 or greater[4]	0.00%	0.00%	0.25% of amounts equal to or over $5,000,000
1	The front-end sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2	The offering price includes the applicable front-end sales charge.
3	The dealer commission is generally paid by WFFD from the front-end sales charge you pay upon investing in the Fund.
4	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in this prospectus/proxy statement and Exhibit E). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares.

Evergreen Enhanced S&P 500® Fund
 Evergreen Strategic Municipal Bond Fund
 Evergreen North Carolina Municipal Fund
 Evergreen Pennsylvania Municipal Bond Fund
 Evergreen International Bond Fund
 Evergreen Diversified Income Builder Fund
 Evergreen High Income Fund

Class A Front-End Sales Charge
Amount Invested	As a % of Offering Price1,[2]	As a % of Your Net Investment[1]	Dealer Commission as a % of Offering Price[3]
Up to $49,999	4.75%	4.99%	4.25%
$50,000-$99,999	4.50%	4.71%	4.25%
$100,000-$249,999	3.75%	3.90%	3.25%
$250,000-$499,999	2.50%	2.56%	2.00%
$500,000-$999,999	2.00%	2.04%	1.75%
$1,000,000-$2,999,999[4]	0.00%	0.00%	1.00% of the first $2,999,999, plus
$3,000,000-$4,999,999[4]	0.00%	0.00%	0.50% of the next $2,000,000, plus
$5,000,000 or greater[4]	0.00%	0.00%	0.25% of amounts equal to or over $5,000,000
1	The front-end sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2	The offering price includes the applicable front-end sales charge.
3	The dealer commission is generally paid by WFFD from the front-end sales charge you pay upon investing in the Fund.
4	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in this prospectus/proxy statement and Exhibit E). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares.

Evergreen Adjustable Rate Fund

Class A Front-End Sales Charge
Amount Invested	As a % of Offering Price1,[2]	As a % of Your Net Investment[1]	Dealer Commission as a % of Offering Price[3]
Up to $99,999	2.25%	2.30%	2.00%
$100,000-$249,999	1.75%	1.78%	1.50%
$250,000-$499,999	1.50%	1.52%	1.25%
$500,000-$999,999	1.00%	1.01%	0.75%
$1,000,000-$4,999,999[4]	0.00%	0.00%	0.50% of the first $4,999,999, plus[5]
$5,000,000 or greater[4]	0.00%	0.00%	0.25% of amounts equal to or over $5,000,000
1	The front-end sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2	The offering price includes the applicable front-end sales charge.
3	The dealer commission is generally paid by WFFD from the front-end sales charge you pay upon investing in the Fund.
4	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in this prospectus/proxy statement and Exhibit E). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares.
5	Evergreen Adjustable Rate Fund pays 0.25% to investment firms for amounts over $1,000,000.

Purchases of Class A shares in connection with reinvestments of distributions, exchanges from Class A shares of another Evergreen fund where you paid a sales charge and distribution exchanges (purchasing shares of one Evergreen fund using a distribution from another Evergreen fund) are not subject to sales charges. Although no front-end sales charge applies to purchases of $1 million or more, if you sell any such shares within 18 months of purchase, you may pay a 1.00% contingent deferred sales charge on the shares sold. For more information, see "Calculating the Contingent Deferred Sales Charge" in your Target Fund's prospectus.

  Class B. Class B shares of your Target Fund are available for purchase only through (i) an exchange transaction in which Class B shares of another Evergreen fund are exchanged or (ii) your Target Fund's dividend reinvestment program. The Evergreen funds reserve the right to make additional exceptions or otherwise modify the foregoing restrictions at any time and to reject any investment for any reason. If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, you may pay a contingent deferred sales charge if you sell your shares within six years. See "Calculating the Contingent Deferred Sales Charge" in your Target Fund's prospectus for information on how the contingent deferred sales charge is determined. In addition, your shares are subject to 12b-1 fees. After eight years, Class B shares automatically convert to Class A shares. Depending on your investment timeframe, the combined contingent deferred sales charge and Rule 12b-1 fees may result in higher costs than if you had purchased Class A or Class C shares. The amount of the contingent deferred sales charge you pay depends on the length of time you held your shares, as shown below:

Evergreen Intrinsic Value Fund
 Evergreen Fundamental Large Cap Fund
 Evergreen Strategic Growth Fund
 Evergreen Omega Fund
 Evergreen Golden Core Opportunities Fund
 Evergreen Global Large Cap Equity Fund
 Evergreen Global Opportunities Fund
 Evergreen Intrinsic World Equity Fund
 Evergreen Health Care Fund
 Evergreen Precious Metals Fund
 Evergreen Utility & Telecommunications Fund
 Evergreen Diversified Capital Builder Fund
 Evergreen Growth Fund
 Evergreen Special Values Fund
 Evergreen Small Cap Value Fund
 Evergreen Enhanced S&P 500® Fund
 Evergreen Strategic Municipal Bond Fund
 Evergreen North Carolina Municipal Fund
 Evergreen Pennsylvania Municipal Bond Fund
 Evergreen International Bond Fund
 Evergreen Diversified Income Builder Fund
 Evergreen High Income Fund

Class B Contingent Deferred Sales Charge
Years Held	Maximum Contingent Deferred Sales Charge
1	5.00%
2	4.00%
3	3.00%
4	3.00%
5	2.00%
6	1.00%
Thereafter	0.00%
8	Converts to Class A
Dealer Allowance[1]	4.00%
1	The dealer allowance, or commission, is paid by WFFD to investment firms for sales of shares.

Evergreen Adjustable Rate Fund

Class B Contingent Deferred Sales Charge
Years Held	Maximum Contingent Deferred Sales Charge
1	2.00%
2	1.50%
3	1.00%
4	0.50%
5	0.00%
6	Converts to Class A
Dealer Allowance[1]	2.00%
1	The dealer allowance, or commission, is paid by WFFD to investment firms for sales of shares.

The contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "Sales Charge Reduction" in your Target Fund's prospectus.

  Class C. If you select Class C shares, you do not pay a front-end sales charge, but your shares are subject to 12b-1 fees. In addition, you may pay a contingent deferred sales charge if you sell your shares within one year. See "Calculating the Contingent Deferred Sales Charge" in your Target Fund's prospectus for information on how the contingent deferred sales charge is determined. Class C shares do not convert to Class A shares, so the higher 12b-1 fees paid by Class C shares continue for the life of the account and may cost more over the life of the account than if you had paid a front-end sales charge on Class A shares. The amount of the contingent deferred sales charge you pay depends on the length of time you held your shares, as shown below:

Class C Contingent Deferred Sales Charge
Years Held	Maximum Sales Charge
1	1.00%
Thereafter	0.00%
Dealer Allowance[1]	1.00%
1	The dealer allowance, or commission, is paid by WFFD to investment firms for sales of shares.

The contingent deferred sales charge and dealer allowance may be reduced for certain investors. See "Sales Charge Reduction" in your Target Fund's prospectus.

  Class I. Your Target Fund offers Class I shares at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fee. Class I shares are only offered, subject to the minimum initial purchase requirements stated under "Purchase and Redemption Information," in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

  Class IS. Institutional Service class shares are offered at NAV without a front-end sales charge or contingent deferred sales charge. However, Institutional Service class shares are subject to 12b-1 fees.

  Class R. Class R shares generally are available only to certain retirement plans. Class R shares are offered at NAV without a front-end or contingent deferred sales charge but are subject to 12b-1 fees.

Wells Fargo Advantage Funds

  12b-1 Fees. Wells Fargo Advantage Funds have adopted a Distribution Plan (a "12b-1 Plan") pursuant to Rule 12b-1 under the 1940 Act for certain classes. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Fees paid under the 12b-1 Plan by Class B shares that are closed to new investors and additional investments (except in connection with reinvestment of any distributions and permitted exchanges) primarily cover past sales and distribution services, as well as ongoing services to shareholders. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges. The following table sets forth the 12b-1 fee charged to each class of Wells Fargo Advantage Funds.

Wells Fargo Advantage Fund Class	12b-1 Fee as a Percentage of Net Assets
Class A	0.00%
Class B	0.75%
Class C	0.75%
Class R	0.25%
Administrator Class	0.00%
Institutional Class	0.00%

Wells Fargo Advantage Funds have a shareholder servicing plan. Under this plan, each Fund, with respect to certain of its classes of shares, has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, the applicable share classes of a Fund pay an annual fee of up to 0.25% of the applicable class's average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

  Class A. If you choose to buy Class A shares, you will pay the public offering price (POP) which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. Class A shares are also subject to a shareholder servicing fee of 0.25%.

Wells Fargo Advantage Intrinsic Value Fund
 Wells Fargo Advantage Disciplined U.S. Core Fund
 Wells Fargo Advantage Core Equity Fund
 Wells Fargo Advantage Strategic Large Cap Growth Fund
 Wells Fargo Advantage Omega Growth Fund
 Wells Fargo Advantage Small/Mid Cap Core Fund
 Wells Fargo Advantage Disciplined Global Equity Fund
 Wells Fargo Advantage Global Opportunities Fund
 Wells Fargo Advantage Intrinsic World Equity Fund
 Wells Fargo Advantage Health Care Fund
 Wells Fargo Advantage Precious Metals Fund
 Wells Fargo Advantage Utility and Telecommunications Fund
 Wells Fargo Advantage Diversified Capital Builder Fund
 Wells Fargo Advantage Diversified Income Builder Fund
 Wells Fargo Advantage Traditional Small Cap Growth Fund
 Wells Fargo Advantage Growth Opportunities Fund
 Wells Fargo Advantage Special Small Cap Value Fund

Class A Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge as % of Net Amount Invested
Less than $50,000	5.75%	6.10%
$50,000-$99,999	4.75%	4.99%
$100,000-$249,999	3.75%	3.90%
$250,000-$499,999	2.75%	2.83%
$500,000-$999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%
1	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in this prospectus/proxy statement and Exhibit E). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares.

Wells Fargo Advantage Strategic Municipal Bond Fund
 Wells Fargo Advantage North Carolina Tax-Free Fund
 Wells Fargo Advantage Pennsylvania Tax-Free Fund
 Wells Fargo Advantage International Bond Fund
 Wells Fargo Advantage High Yield Bond Fund

Class A Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge as % of Net Amount Invested
Less than $50,000	4.50%	4.71%
$50,000-$99,999	4.00%	4.17%
$100,000-$249,999	3.50%	3.63%
$250,000-$499,999	2.50%	2.56%
$500,000-$999,999	2.00%	2.04%
$1,000,000 and over[1]	0.00%	0.00%
1	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in this prospectus/proxy statement and Exhibit E). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares.

Wells Fargo Advantage Adjustable Rate Government Fund

Class A Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge as % of Net Amount Invested
Less than $50,000	2.00%	2.04%
$50,000-$99,999	1.50%	1.52%
$100,000-$249,999	1.00%	1.01%
$250,000-$499,999	0.75%	0.76%
$500,000-$999,999	0.50%	0.50%
$1,000,000 and over[1]	0.00%	0.00%
1	A 1.00% CDSC is assessed on Class A share purchases of $1,000,000 or more if they are redeemed within 18 months from the date of purchase, unless the dealer of record waived its commission. Certain exceptions apply (see "CDSC Waivers" in this prospectus/proxy statement and Exhibit E). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class A shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares.

  Class B. Class B shares are closed to new investors and additional investments from existing shareholders, except that existing shareholders of Class B shares may reinvest any distributions into Class B shares and exchange their Class B shares for Class B shares of other Wells Fargo Advantage Funds (as permitted by our exchange policy). No new or subsequent investments, including through automatic investment plans, will be allowed in Class B shares of the Funds, except through a distribution reinvestment or permitted exchange. For Class B shares currently outstanding and Class B shares acquired upon reinvestment of dividends, all Class B share attributes, including associated CDSC schedules, conversion features, any applicable CDSC waivers, and distribution plan and shareholder services plan fees, will continue in effect. Existing shareholders of Class B shares who redeem their shares within six years of the purchase date may pay a CDSC based on how long such shareholders have held their shares. Certain exceptions apply (see "CDSC Waivers" in this prospectus/proxy statement and Exhibit E). Class B shares are also subject to a shareholder servicing fee of 0.25%. The CDSC schedules are as follows:

Wells Fargo Advantage Intrinsic Value Fund
 Wells Fargo Advantage Core Equity Fund
 Wells Fargo Advantage Omega Growth Fund
 Wells Fargo Advantage Global Opportunities Fund
 Wells Fargo Advantage Strategic Municipal Bond Fund
 Wells Fargo Advantage Pennsylvania Tax-Free Fund
 Wells Fargo Advantage International Bond Fund
 Wells Fargo Advantage Health Care Fund
 Wells Fargo Advantage Precious Metals Fund
 Wells Fargo Advantage Utility and Telecommunications Fund
 Wells Fargo Advantage Diversified Capital Builder Fund
 Wells Fargo Advantage High Yield Bond Fund
 Wells Fargo Advantage Special Small Cap Value Fund

Class B Shares CDSC Schedule
Redemption Within	CDSC
1 Year	5.00%
2 Years	4.00%
3 Years	3.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years	0.00%
8 Years	A Shares

Wells Fargo Advantage Adjustable Rate Government Fund

Class B Shares CDSC Schedule
Redemption Within	CDSC
1 Year	1.50%
2 Years	0.75%
3 Years	0.00%
4 Years	0.00%
5 years	A Shares

To determine whether the CDSC applies to a redemption, a Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses. For Target Fund shareholders who receive Class B shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares.

If you exchange Class B shares received in a reorganization for Class B shares of another Wells Fargo Advantage Fund, you will retain the CDSC schedules of your exchanged shares.

  Class C. If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, your Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Target Fund shareholders who receive Class C shares in connection with the Merger, the date of purchase is the original purchase date of your Target Fund shares. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares are also subject to a shareholder servicing fee of 0.25%. Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

  Administrator Class. Administrator Class shares are offered primarily for direct investment by certain institutions. Administrator Class shares may also be offered through certain financial intermediaries. Administrator Class shares are offered at NAV without a front-end sales charge, contingent deferred sales charge or 12b-1 fee. They are subject to a shareholder servicing fee of 0.25%.

  Institutional Class. Institutional Class shares are offered primarily for direct investment by certain institutions. Institutional class shares are offered at NAV without a front-end sales charge, contingent deferred sales charge, 12b-1 fee or shareholder servicing fee.

  Class R. Class R shares generally are available only to certain retirement plans. Class R shares are not subject to either front-end or contingent deferred sales charges, but are subject to a 12b-1 fee and a shareholder servicing fee of 0.25%.

Reductions and Waivers of Sales Charges -- Wells Fargo Advantage Funds

Generally, more sales charge reductions or waivers for Class A shares are offered than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Target Fund's Statement of Additional Information, Exhibit E and the Merger SAI for further details regarding reductions and waivers of sales charges.

CLASS A SHARES SALES CHARGE REDUCTIONS AND WAIVERS
 You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

  You pay no sales charges on Fund shares you buy with reinvested distributions.

  You pay a lower sales charge if you are investing an amount over a breakpoint level. See "Class A Shares Sales Charge Schedule" above.

  You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares of the same Fund within 120 days of the date of the redemption. (Please note, you will still be charged any applicable CDSC on Class B shares you redeem.) Subject to the Funds' Short Term trading Policy, shareholders may not be able to exercise this provision for the first 30 days after your redemption.

  By signing a LETTER OF INTENT (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period. We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

  RIGHTS OF ACCUMULATION (ROA) allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

ACCOUNTS THAT CAN BE AGGREGATED
 You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
RETIREMENT PLANS
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement[1]		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[2]	X
401(k) Plan accounts		X
OTHER ACCOUNTS
529 Plan accounts[1]		X
Accounts held through other brokerage accounts		X
1	These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.
2	Effective January 1, 2009, Wells Fargo Advantage Funds no longer offers new, or accept purchases in existing, 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES
 We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supersede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

  Current and retired employees, directors/trustees and officers of:

    Wells Fargo Advantage Funds (including any predecessor funds);

    Wells Fargo & Company and its affiliates; and

    family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

  Current employees of:

    the Fund's transfer agent;

    broker-dealers who act as selling agents;

    family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and

    each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

  Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

  Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

  Section 529 college savings plan accounts.

  Insurance company separate accounts.

  Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

  Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

  Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.

  Evergreen Class IS shareholders who, in the Merger of their Target Fund, receive Class A shares of an Acquiring Fund, can continue to purchase Class A shares of their Acquiring Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at net asset value, without paying the customary sales load.

  Evergreen Class R shareholders who, in the Merger of their Target Fund, receive Class A shares of an Acquiring Fund, can continue to purchase Class A shares of their Acquiring Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at net asset value, without paying the customary sales load.

CDSC WAIVERS

  You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

  Waiver of the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70 1/2 according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

  Waiver of the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

  Waiver of the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

  Waiver of the Class C shares CDSC if the dealer of record waived its commission.

  Waiver of the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

Purchase and Redemption Information

Shares of the Target and Acquiring Funds may be purchased and sold directly or through broker-dealers and other financial intermediaries who have entered into sales agreements with the Funds' principal underwriter. Additional information on how you can buy, redeem or exchange shares of each Fund is available for a Target Fund in the Fund's prospectus and SAI and, for an Acquiring Fund, in this prospectus/proxy statement and the Merger SAI. WFFD serves as the principal underwriter for the Funds.

The following tables set forth the minimum initial purchase amounts for each applicable class of shares of the Target and Acquiring Funds, respectively.

Evergreen Funds
	Minimum Initial Purchase of Classes A, B and C Shares	Minimum Initial Purchase of Class I Shares
Regular Accounts	$1,000	$1,000,000
IRAs	$1,000	N/A
Systematic Investment Plan	$500	N/A

There is no minimum amount for additional purchases for any share class listed above of a Target Fund with respect to regular and IRA accounts. For additional purchases through a systematic investment plan, there is a minimum additional purchase amount of $50 a month for Classes A, B and C. Information regarding certain applicable exceptions is available in the Target Funds' prospectuses and statements of additional information.

For Class IS shares, the minimum initial investment is $1 million, which may be waived in certain situations. There is no minimum amount required for subsequent purchases.

For Class R shares, eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with WFFD. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

Wells Fargo Advantage Funds®
Minimum Initial Purchase of Classes A and C Shares
Regular Accounts	$1,000
Minimum Initial IRAs, IRA Rollovers and Roth IRAs	$250
UGMA/UTMA Accounts	$50
Employer Sponsored Retirement Plans	None

For Institutional Class and Administrator Class shares of the applicable Acquiring Funds, share purchases made through a customer account at your financial intermediary follow that firm's terms. Financial intermediaries may require different minimum investment amounts with respect to both initial and additional purchases. Please consult an account representatitve from your financial intermediary for specifics. For information on how to purchase Institutional Class and Administrator Class shares directly, refer to Exhibit E.

Following completion of the Mergers, former Class I shareholders of any applicable Target Fund will not need to meet the minimum investment amount or the institutional entity requirements applicable to the Institutional Class shares of the Acquiring Fund received in the Merger. For additional information relating to applicable eligibility requirements, please see Exhibit E.

For Class R shares, eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions that have selling agreements with WFFD. These entities may impose transaction charges. Additional shares may be purchased through a retirement plan's administrator or record-keeper.

For additional purchases of Classes A and Class C shares, there is a minimum purchase amount of $100 for any share class of an Acquiring Fund with respect to regular, IRA, IRA rollovers and Roth IRA accounts. Aggregate purchases of Class C shares may not exceed $1,000,000. For additional purchases through UGMA/UTMA accounts, there is a minimum additional purchase amount of $50. There is no minimum with respect to additional purchases through employer sponsored retirement plans. Additional purchases of Institutional Class and Administrator Class shares follow the terms established by the financial intermediary through whom the shares were purchased. Evergreen Class I shareholders who, in the reorganization of their Fund, receive Institutional Class shares of a Wells Fargo Advantage Acquiring Fund, can continue to purchase Institutional Class shares of the Wells Fargo Advantage Acquiring Fund without having to meet the eligibility requirements for Wells Fargo Advantage Fund Institutional Class shareholders.

Foreign Shareholders. Funds Management has adopted a policy that generally only permits investments in the Wells Fargo Advantage Funds by shareholders having both a U.S. address and taxpayer identification number on record with the Funds. As a result of this policy, following the Merger, shareholders of an Evergreen Target Fund for whom the Funds do not have both a U.S. address and taxpayer identification number on record and for whom an exception has not been made will no longer be able to make additional investments in Wells Fargo Advantage Funds, including additional purchases, exchanges, or transfers, into a Wells Fargo Advantage Fund. This includes purchases through direct deposit, automatic investments, or automatic exchanges. In addition, following the Merger, all dividend or capital gains distributions will be paid to foreign shareholders in cash and mailed to each affected shareholder at their current address of record, except that for IRAs, dividends and capital gains will continue to be reinvested until an affected shareholder reaches age 59 ½. For accounts to be eligible for future purchase transactions, the account registration with the Funds must be at a valid U.S. address and have a valid U.S. taxpayer identification number on record.

The Funds reserve the right to refuse or cancel a purchase or exchange order for any reason. Additional information concerning purchases and redemptions of shares is contained in each Target Fund's prospectus and statement of additional information, Exhibit E and the Merger SAI.

Exchange Privileges

Shares of the Target Funds may be exchanged for shares of the same class of any other Evergreen fund. Shares of the Wells Fargo Advantage Funds may be exchanged for shares of the same class of any other Wells Fargo Advantage Fund. No sales charge is imposed on an exchange. If you are making an initial investment into a fund through an exchange, you generally must exchange at least the minimum initial purchase amount for the new fund. An exchange is considered both a sale and a purchase of shares and may create a taxable event. Further information regarding the current exchange privileges, the requirements and limitations attendant thereto, and the tax implications are described in each Target Fund's prospectus and statement of additional information, Exhibit E and the Merger SAI.

Please note that for Target Fund shareholders whose Mergers are scheduled to occur on or about July 16 (please see Exhibit A for a schedule of the closing dates), your exchangeability will be limited to those Evergreen Funds with the same closing date as your Target Fund.

Small Accounts and Small Account Fee

Wells Fargo Advantage Funds reserve the right to redeem certain accounts that fall below the minimum initial investment amount as a result of shareholder redemptions (as opposed to market movement). Before doing so, Wells Fargo Advantage Funds will notify you and give you approximately 60 days to bring your account above the minimum investment amount.

The Evergreen funds reserve the right to assess a $15 annual low balance fee on each fund account with a value of less than $1,000, subject to certain exceptions as described in the Evergreen funds' prospectuses.

Financial Intermediary Compensation

If you purchase a Target Fund or an Acquiring Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary's website for more information.

Fund Policies and Procedures

The Target Fund's short-term trading policy is substantially similar to that of Wells Fargo Advantage Funds, which is set forth below. The Target Fund's policy is described in its prospectus and SAI.

Short-Term Trading Policy

The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these abritrage opportunities, thereby reducing some of the negative effects of excessive trading.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Except as noted below for the Wells Fargo Advantage Adjustable Rate Government Fund, Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

  Money market funds;

  Ultra-short funds;

  Purchases of shares through dividend reinvestments;

  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

  Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

  Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

  Purchases below $5,000 (including purchases that are part of an exchange transaction).

Because the Wells Fargo Advantage Adjustable Rate Government Fund is often used for short-term investments, it is designed to accomodate more frequent purchases and redemptions than longer-term income funds. As a result, the Wells Fargo Advantage Adjustable Rate Government Fund does not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Wells Fargo Advantage Adjustable Rate Government Fund or its shareholders. Although the policies adopted by the Wells Fargo Advantage Adjustable Rate Government Fund do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the Wells Fargo Advantage Adjustable Rate Government Fund to facilitate frequent purchases and redemptions of shares in long-term Funds in contravention of the policies and procedures adopted by the long-term Funds.

In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

Dividend Policy

The Target and Acquiring Funds each distribute their investment company taxable income and their net realized gains with the frequency set forth in the table below.

With respect to both the Evergreen funds and Wells Fargo Advantage Funds, unless a shareholder chooses otherwise on the account application, all dividend, capital gain and other distribution payments made by a Fund will be reinvested in additional shares of the Fund. Alternatively, a shareholder may elect to receive all distributions in cash.

Other distribution options for the Evergreen funds are: (i) to reinvest dividends earned in one Fund into an existing account in another fund in the same share class and same registration automatically, with capital gains reinvested in the original fund or (ii) to reinvest capital gains but receive all ordinary income distributions in cash.

Another distribution option for the Wells Fargo Advantage Funds is to reinvest dividends and capital gains earned in one Fund into an existing account in another fund in the same share class and same registration automatically.

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Intrinsic Value Fund	Annually	Annually
Wells Fargo Advantage Intrinsic Value Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Enhanced S&P 500® Fund	Quarterly	Annually
Wells Fargo Advantage Disciplined U.S. Core Fund	Quarterly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Fundamental Large Cap Fund	Quarterly	Annually
Wells Fargo Advantage Core Equity Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Strategic Growth Fund	Annually	Annually
Wells Fargo Advantage Strategic Large Cap Growth Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Omega Fund	Annually	Annually
Wells Fargo Advantage Omega Growth Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Golden Core Opportunities Fund	Annually	Annually
Wells Fargo Advantage Small/Mid Cap Core Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Global Large Cap Equity Fund	Annually	Annually
Wells Fargo Advantage Disciplined Global Equity Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Global Opportunities Fund	Annually	Annually
Wells Fargo Advantage Global Opportunities Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Intrinsic World Equity Fund	Annually	Annually
Wells Fargo Advantage Intrinsic World Equity Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Strategic Municipal Bond Fund	Daily/Monthly	Annually
Wells Fargo Advantage Strategic Municipal Bond Fund	Daily/Monthly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen North Carolina Municipal Bond Fund	Daily/Monthly	Annually
Wells Fargo Advantage North Carolina Tax-Free Fund	Daily/Monthly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Pennsylvania Municipal Bond Fund	Daily/Monthly	Annually
Wells Fargo Advantage Pennsylvania Tax-Free Fund	Daily/Monthly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Adjustable Rate Fund	Daily/Monthly	Annually
Wells Fargo Advantage Adjustable Rate Government Fund	Daily/Monthly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen International Bond Fund	Quarterly	Annually
Wells Fargo Advantage International Bond Fund	Quarterly	Annually

Fund	Frequency of Investment Company Taxable Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Health Care Fund	Annually	Annually
Wells Fargo Advantage Health Care Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Precious Metals Fund	Annually	Annually
Wells Fargo Advantage Precious Metals Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Utility and Telecommunications Fund	Quarterly	Annually
Wells Fargo Advantage Utility and Telecommunications Fund	Quarterly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Diversified Capital Builder Fund	Quarterly	Annually
Wells Fargo Advantage Diversified Capital Builder Fund	Quarterly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Diversified Income Builder Fund	Daily/Monthly	Annually
Wells Fargo Advantage Diversified Income Builder Fund	Daily/Monthly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Growth Fund	Annually	Annually
Wells Fargo Advantage Traditional Small Cap Growth Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Small-Mid Growth Fund	Annually	Annually
Wells Fargo Advantage Growth Opportunities Fund	Annually	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen High Income Fund	Daily/Monthly	Annually
Wells Fargo Advantage High Yield Bond Fund	Daily/Monthly	Annually

Fund	Frequency of Net Investment Income Distributions	Frequency of Net Realized Gains Distributions
Evergreen Special Values Fund	Annually	Annually
Evergreen Small Cap Value Fund	Annually	Annually
Wells Fargo Advantage Special Small Cap Value Fund	Annually	Annually

Pricing Fund Shares

The following describes how Wells Fargo Advantage Funds price their shares. The Evergreen funds follow similar procedures. See each Target Fund's prospectus and SAI for further information about the pricing of shares with respect to a Target Fund. See Exhibit E and the Merger SAI for further information about the pricing of shares with respect to an Acquiring Fund.

The share price (net asset value per share or NAV) for the Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a share's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The NAV of each share class is calculated separately. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. A Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the reported net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price is established but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

INFORMATION ON SHAREHOLDERS' RIGHTS

Form of Organization

The Target and Acquiring Funds are series of the corresponding Target and Acquiring Trusts, respectively, as identified above. The Trusts are open-end management investment companies registered with the SEC under the 1940 Act, which continuously offer shares to the public. Each Trust is organized as a Delaware statutory trust and is governed by its respective Amended and Restated Declaration of Trust (each referred to hereinafter as a "Declaration of Trust"), its Amended and Restated By-Laws, with respect to an Evergreen Target Trust only (each referred to hereinafter as "By-Laws"), and applicable state and federal law.

Capitalization

The beneficial interests in the Acquiring and Target Funds are represented by an unlimited number of transferable shares of beneficial interest. Each Fund's governing documents permit the Trustees to allocate shares into an unlimited number of series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by either Fund. Each Fund's shares represent equal proportionate interests in the assets belonging to the shares of the same class of that Fund. Except as otherwise required by the 1940 Act or other applicable law, shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by class, as to matters that affect only their particular class and, by Fund, as to matters, such as approval of or amendments to investment advisory agreements or proposed mergers, that affect only their particular Fund.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. Other than in a limited number of states, no such similar statutory or other authority limiting business trust shareholder liability exists. As a result, to the extent that the Trusts or shareholders of the Trusts are subject to the jurisdiction of a court that does not apply Delaware law, shareholders of the relevant Trust may be subject to liability. To guard against this risk, each Declaration of Trust (a) provides that any written obligation of such Trust may contain a statement that such obligation may only be enforced against the assets of the relevant Trust or the particular series in question and the obligation is not binding upon the shareholders of the relevant Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the relevant Trust. Accordingly, the risk of a shareholder of a Trust incurring financial loss beyond that shareholder's investment because of shareholder liability should be limited to circumstances in which: (i) the court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the relevant Trust itself is unable to meet its obligations.

Shareholder Meeting and Voting Rights

The Trusts are not required to hold annual meetings of shareholders and do not currently intend to hold regular shareholder meetings. With respect to each Trust, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holder(s) of at least 10% of the outstanding shares of the relevant Trust. With respect to each Evergreen Trust, any Trustee may be removed by action of at least 2/3 of the outstanding shares. With respect to the Wells Fargo Funds Trust, any Trustee may be removed by action of at least 2/3 of the outstanding shares if required by Section 16(c) of the 1940 Act, as interpreted by the staff of the SEC.

Each Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Cumulative voting is not permitted in the election of Trustees. Except when a larger quorum is required by applicable law, 25% of the issued and outstanding shares of each Target Fund, and 33 1/3% of the issued and outstanding shares of each Acquiring Fund entitled to vote constitutes a quorum for consideration of a matter. For each Fund, when a quorum is present a majority (greater than 50%) of the votes cast is sufficient to act on a matter (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act), except that, with respect to the Target Trust, a plurality of the shares voted may elect a Trustee.
The Declaraton of Trust of a Target Trust provides that each share of a Target Fund is entitled to one vote for each dollar and a fractional vote for each fraction of a dollar, of net asset value applicable to such share.

The Declaration of Trust of the Acquiring Trust provides that each share is entitled to one vote, and each fractional share to a proportionate fraction of a vote.

Liquidation

In the event of the liquidation of the Acquiring or Target Funds, the shareholders would be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to such Fund and attributable to the class over the liabilities belonging to the Fund and attributable to the class. In either case, the assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of the class of the Fund held by them and recorded on the books of the Fund.

Liability and Indemnification of Trustees

Under the Declaration of Trust for a Target Trust, a Trustee is liable to the relevant Target Fund and its shareholders only for such Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or the discharge of such Trustee's functions. As provided in the Declaration of Trust, each Trustee of the relevant Target Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee (i) did not act in good faith in the reasonable belief that such Trustee's action was in or not opposed to the best interests of the relevant Target Fund; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties; and (iii) in a criminal proceeding, had reasonable cause to believe that such Trustee's conduct was unlawful (collectively, "disabling conduct"). A determination that the Trustee did not engage in disabling conduct and is, therefore, entitled to indemnification may be based upon the outcome of a court action or administrative proceeding or on a reasonable determination based on a review of the facts by (a) a vote of a majority of a quorum of those Trustees who are neither "interested persons" of the Fund (within the meaning of the 1940 Act) nor parties to the proceeding or (b) an independent legal counsel in a written opinion. A Target Trust may also advance money for such litigation expenses provided that the Trustee undertakes to repay the relevant Target Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

If a Merger is consummated, the obligations of a Target Trust to indemnify a Trustee would be assumed by its corresponding Acquiring Trust. This is because, as set forth in each Plan, each Merger is conditioned upon the Acquiring Trust having entered into an indemnification agreement with each of the Trustees of the corresponding Target Trust preserving all existing indemnification rights that they have under the Evergreen Target Trust's charter documents.

Under the Declaration of Trust for the Acquiring Trust, all persons contracting with or having any claim against the Trust or a particular series shall look only to the assets of the Trust or such series, respectively, for payment under such contract or claim; and the Trustees shall not be personally liable therefor. No Trustee shall be liable to the Trust or to any shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Trustee in good faith on behalf of the Trust, a series or a class, and in a manner reasonably believed to be within the scope of authority conferred on such Trustee by this Declaration of Trust, except that a Trustee shall be liable for any loss, damage or claim incurred by reason of such Trustee's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Subject only to the express limitations in the 1940 Act, other applicable laws, and the Declaration of Trust, the Trust or the appropriate series shall indemnify each of its Trustees to the fullest extent permitted under the 1940 Act and other applicable laws. The Acquiring Trust may also advance money for such litigation provided that the Trustee undertakes to repay the relevant Acquiring Fund if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of each Trust's Declaration of Trust, By-Laws (with respect to an Evergreen Target Trust) and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws (as applicable) and Delaware law directly for more complete information.

VOTING INFORMATION CONCERNING THE MEETING

Shareholder Information

This prospectus/proxy statement is being sent to shareholders of your Target Fund in connection with the solicitation of proxies by the Board of Trustees of the Target Trust, to be used at the Meeting to be held at 10:00 a.m., Pacific time, on ___ at the offices of the Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California 94105, and at any adjournments thereof. This prospectus/proxy statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Target Fund on or about ___. Only shareholders of record as of the close of business on ___ (the "Record Date") are entitled to notice, and to vote at the Meeting or any adjournment(s) thereof. If you wish to participate in the Meeting, you may submit the proxy card included with this prospectus/proxy statement by mail, vote by telephone or the Internet, or attend the Meeting in person. (See the back of this prospectus/proxy statement for voting instructions.)

You can vote by returning your properly executed proxy card in the envelope provided. When you complete and sign your proxy card, the proxies named will vote on your behalf at the Meeting (or any adjournments thereof) as you have indicated. If you return a properly executed proxy card, but no choice is specified, your shares will be voted FOR approval of the Plan. If any other matters are properly presented at the Meeting for action, the persons named as proxies will vote in accordance with the views of management of the Target Fund. If any other matters about which the Target Fund did not have timely notice properly come before the Meeting, authorization is given to the proxy holders to vote in accordance with the views of management of the Target Fund. Abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, and will have the effect of a vote against the Plan. Any proposal for which sufficient favorable votes have been received by the time of the Meeting may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal. In certain circumstances in which the Target Fund has received sufficient votes to approve a matter being recommended for approval by the Board of Trustees, the Target Fund may request that brokers and nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the matter.

Shareholders may revoke a proxy prior to the Meeting by timely written notice delivered to the relevant Target Trust at the address above stating that the proxy is revoked, by submitting a subsequent proxy timely and in accordance with the methods prescribed by this prospectus/proxy statement, or by attending the Meeting and voting in person. Any shareholder who has returned a properly executed proxy card, including a broker who may hold shares on your behalf, has the right to revoke it at any time prior to its exercise by attending the Meeting and voting his or her shares in person, by submitting a letter of revocation to the Trust prior to the date of the Meeting, by submitting a later dated and properly executed proxy card to the Trust prior to the date of the Meeting, or by telephone or Internet. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan.

Each Evergreen Target Trust's Declaration of Trust provides that the holders of twenty-five percent (25%) of an Evergreen Target Fund's shares issued and outstanding, present in person or by proxy, shall constitute a quorum for the transaction of business at the Meeting.

Approval of each Merger requires the affirmative vote of the holders of a "majority of the outstanding voting securities " (as defined in the 1940 Act) of your Target Fund. A vote of the majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (i) 67% or more of the voting securities present at the Meeting, if the holders of more than 50% of the outstanding voting securities of your Target Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of your Target Fund. The outcome of the vote for any Merger will not affect the outcome of the vote for any other Proposal.

In voting on the Plan, all classes of the Target Fund will vote together as if they were a single class. Each share of an Evergreen Target Fund will be entitled to one vote for each dollar, and a fractional vote for each fraction of a dollar, of net asset value applicable to such share.

Proxy solicitations will be made primarily by mail, but proxy solicitations may also be made by telephone, through the Internet or personal solicitations conducted by officers and employees of EIMC, its affiliates or other representatives of the Target Fund (who will not be paid for their soliciting activities). In addition, ____, the Fund's proxy solicitor, may make proxy solicitations and will receive compensation for seeking shareholder votes and answering shareholder questions in an amount estimated to be $____. That cost and other expenses of the Meeting and the Merger will be paid by Funds Management, EIMC or one of their affiliates.

In the event a quorum is not present at the Meeting or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. The persons named as proxies will vote in favor of adjournment those proxies that they are entitled to vote in favor of the proposal. They will vote against any such adjournment those proxies required to be voted against the proposal. The Meeting, whether or not a quorum is present, may be adjourned from time to time by the vote of a majority of the shares of a Target Fund represented at the Meeting, either in person or by proxy; or, in his or her discretion by the chair of the Meeting. Abstentions and broker non-votes will not be voted on a motion to adjourn.

A shareholder who objects to the proposed Merger will not be entitled under either Delaware law or the Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Merger as proposed is not expected to result in recognition of gain or loss to shareholders for U.S. federal income tax purposes and that, if the Merger is consummated, shareholders will be free to redeem the shares of the Acquiring Fund which they receive in the transaction at their then-current net asset value. Shares of the Target Fund may be redeemed at any time prior to the consummation of the Merger. Shareholders of the Target Fund may wish to consult their tax advisors as to any differing consequences of redeeming Fund shares prior to the Merger or exchanging such shares in the Merger.

If the Target Fund shareholders do not vote to approve a Merger, the Board of Trustees of the Target Trusts may consider other possible courses of action in the best interests of shareholders.

The votes of the shareholders of the Acquiring Funds are not being solicited by this prospectus/proxy statement and are not required to carry out the Merger.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE ANNUAL MEETING OF SHAREHOLDERS TO BE HELD ON ___, 2010

You may obtain a copy of this prospectus/proxy statement, the accompanying Notice of Annual Meeting of Shareholders, the proxy card and the most recent Annual Report of your Evergreen Target Fund without charge by visiting the Web site indicated on your proxy card.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise the Target Fund whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this prospectus/proxy statement needed to supply copies to the beneficial owners of the respective shares.

For each class of your Target Fund's shares entitled to vote at the meeting, the number of shares outstanding as of the Record Date was as follows:

Classes of Shares	Number of Shares Outstanding and Entitled to Vote	Number of Votes by Class
Evergreen Intrinsic Value Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Enhanced S&P 500® Fund
Class A
Class B
Class C
Class I
Class IS
All Classes
Evergreen Fundamental Large Cap Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Omega Fund
Class A
Class B
Class C
Class I
Class R
All Classes
Evergreen Golden Core Opportunities Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Global Large Cap Equity Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Global Opportunities Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Intrinsic World Equity Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Strategic Municipal Bond Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen North Carolina Municipal Bond Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Pennsylvania Municipal Bond Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Adjustable Rate Fund
Class A
Class B
Class C
Class I
Class IS
All Classes
Evergreen International Bond Fund
Class A
Class B
Class C
Class I
Class IS
All Classes
Evergreen Health Care Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Precious Metals Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Utility and Telecommunications Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Diversified Income Builder Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Diversified Capital Builder Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Strategic Growth Fund
Class A
Class B
Class C
Class I
Class IS
Class R
All Classes
Evergreen Growth Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Small-Mid Growth Fund
Class A
Class I
All Classes
Evergreen High Income Fund
Class A
Class B
Class C
Class I
All Classes
Evergreen Special Values Fund
Class A
Class B
Class C
Class I
Class R
All Classes
Evergreen Small Cap Value Fund
Class A
Class B
Class C
Class I
All Classes

As of _____, the officers and Trustees of your Target Trust owned as a group less than 1% of the outstanding shares of any class of each Fund that is a series of the Trust. Except as noted below in the table, to each Fund's knowledge, no persons owned of record or beneficially 5% or more of any class of shares of the respective Fund. Any shareholder who holds beneficially 25% or more of the outstanding common shares of a Fund may be deemed to control the Fund until such time as it holds beneficially less than 25% of the outstanding common shares of the Fund. Any shareholder controlling a Fund may be able to determine the outcome of issues that are submitted to shareholders for vote, including the vote to approve the Plan, and may be able to take action regarding the Fund without the consent or approval of the other shareholders.

Evergreen Intrinsic Value Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Enhanced S&P 500® Fund
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Fundamental Large Cap Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Omega Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Golden Core Opportunities Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Global Large Cap Equity Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Global Opportunities Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Intrinsic World Equity Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Strategic Municipal Bond Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen North Carolina Municipal Bond Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Pennsylvania Municipal Bond Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Adjustable Rate Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen International Bond Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Health Care Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Precious Metals Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Utility and Telecommunications Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Diversified Income Builder Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Diversified Capital Builder Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Strategic Growth Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Growth Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Small-Mid Growth Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen High Income Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Special Values Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

Evergreen Small Cap Value Fund (Target Fund)
Name and Address of Shareholders	Class	Number of Shares	Percentage of Shares of Class Before Merger
___%
___%

FINANCIAL STATEMENTS

The Merger SAI incorporates by reference the following financial statements, including the financial highlights for the periods indicated therein and, with respect to audited financial statements, the reports of KPMG LLP, independent registered public accounting firm to the Target Funds, thereon. The Merger SAI includes unaudited pro forma financial statements.

Since the Acquiring Funds are Shell Funds, they have not yet commenced operations and therefore, financial statements for the Acquiring Funds are not yet available.

Fund Name	Financial Statements as of	Audited or Unaudited
Evergreen Intrinsic Value Fund	07/31/2009	Audited
Evergreen Enhanced S&P 500® Fund	07/31/2009	Audited
Evergreen Fundamental Large Cap Fund	07/31/2009	Audited
Evergreen Strategic Growth Fund	09/30/2009	Audited
Evergreen Omega Fund	09/30/2009	Audited
Evergreen Golden Core Opportunities Fund	07/31/2009	Audited
Evergreen Global Large Cap Equity Fund	10/31/2009	Audited
Evergreen Global Opportunities Fund	10/31/2009	Audited
Evergreen Intrinsic World Equity Fund	10/31/2009	Audited
Evergreen Strategic Municipal Bond Fund	05/31/2009 11/30/2009[1]	Audited Unaudited
Evergreen North Carolina Municipal Bond Fund	08/31/2009	Audited
Evergreen Pennsylvania Municipal Bond Fund	03/31/2009 09/30/2009[1]	Audited Unaudited
Evergreen Adjustable Rate Fund	06/30/2009 12/31/2009[1]	Audited Unaudited
Evergreen International Bond Fund	10/31/2009	Audited
Evergreen Health Care Fund	10/31/2009	Audited
Evergreen Precious Metals Fund	10/31/2009	Audited
Evergreen Utility and Telecommunications Fund	10/31/2009	Audited
Evergreen Diversified Capital Builder Fund	03/31/2009 09/30/2009[1]	Audited Unaudited
Evergreen Diversified Income Builder Fund	04/30/2009 10/31/2009[1]	Audited Unaudited
Evergreen Growth Fund	09/30/2009	Audited
Evergreen Small-Mid Growth Fund	09/30/2009	Audited
Evergreen High Income Fund	04/30/2009 10/31/2009[1]	Audited Unaudited
Evergreen Special Values Fund	07/31/2009	Audited
Evergreen Small Cap Value Fund	07/31/2009	Audited
1	The unaudited financial highlights for the six-month period ended on the date indicated above are provided in Exhibit F.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of an Acquiring Fund will be passed upon by Goodwin Procter LLP as counsel to the Acquiring Trust.

ADDITIONAL INFORMATION

Each Target Fund and Acquiring Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC.

These items can be inspected and copies may be obtained at prescribed rates at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549. Copies of such filings may be available at the following Commission regional offices: 3 World Financial Center, Suite 400, New York, NY 10281-1022; 33 Arch Street, 23rd Floor, Boston, MA 02110-1424; 701 Market Street, Philadelphia, PA 19106-1532; 801 Brickell Ave., Suite 1800, Miami, FL 33131; 3475 Lenox Road, N.E., Suite 1000, Atlanta, GA 30326-1232; 175 W. Jackson Boulevard, Suite 900, Chicago, IL 60604; 1801 California Street, Suite 1500, Denver, CO 80202-2656; Burnett Plaza, Suite 1900, 801 Cherry Street, Unit 18, Fort Worth, TX 76102; 15 W. South Temple Street, Suite 1800, Salt Lake City, UT 84101; 5670 Wilshire Boulevard, 11th Floor, Los Angeles, CA 90036-3648; and 44 Montgomery Street, Suite 2600, San Francisco, CA 94104.

Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Informational Services, SEC, Washington, D.C. 20549 at prescribed rates or by calling 1-202-551-8090.

Certificated Shares

In connection with the Merger, all issued and outstanding shares of the Target Fund, including certificated shares, will be canceled. The Acquiring Fund will not issue certificates representing its shares in connection with the Merger, and any certificated shares you possess will be considered on deposit as book entry shares of the Acquiring Fund. After the Merger, the certificates themselves will have no monetary value and should be destroyed.

If you hold certificated shares, we ask you to destroy the certificates. Please contact the Evergreen funds at our toll free number before you destroy the certificate so that we may gather some information from you that will assist us with this process. If you have physical certificates but cannot locate them, please contact us so that we may update our files with that information.

Legal Proceedings

The Evergreen funds, EIMC and certain of EIMC's affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC has reached final settlements with the Securities and Exchange Commission ("SEC") and the Securities Division of the Secretary of the Commonwealth of Massachusetts ("Commonwealth") primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund ("Ultra"). The claims settled include the following: first, that during the period February 2007 through Ultra's liquidation on June 18, 2008, Ultra's former portfolio management team failed to properly take into account readily available information in valuing certain non-agency residential mortgage-backed securities held by Ultra, resulting in Ultra's NAV being overstated during the period; second, that EIMC acted inappropriately when, in an effort to explain the decline in Ultra's NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, Evergreen Investment Services, Inc. ("EIS"), EIMC's affiliated broker-dealer, did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC has agreed to a payment of $41.125 million, up to $40.125 million of which will be distributed to eligible shareholders of Ultra pursuant to a methodology and plan approved by the regulators. EIMC neither admitted nor denied the regulators' conclusions.

In addition, three purported class actions have been filed in the U.S. District Court for the District of Massachusetts relating to the same events; defendants include various Evergreen entities, including EIMC and EIS, and Evergreen Fixed Income Trust and its Trustees. The cases generally allege that investors in Ultra suffered losses as a result of (i) misleading statements in Ultra's registration statement and prospectus, (ii) the failure to accurately price securities in Ultra at different points in time and (iii) the failure of Ultra's risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund.

OTHER BUSINESS

The Trustees of your Target Fund do not intend to present any other business at the Meeting. If any other matters are properly presented at the Meeting for action by shareholders of a Target Fund, the persons named as proxies will vote in accordance with the views of management of the Target Fund.

THE TRUSTEES OF YOUR TARGET TRUST RECOMMEND APPROVAL OF THE PLAN WITH RESPECT TO YOUR FUND. ANY PROPERLY EXECUTED PROXY CARDS RECEIVED WITHOUT INSTRUCTIONS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

____, 2010

Instructions for Executing Proxy Card/Voting Instructions Card

The following general rules for signing proxy cards may be of assistance to you and may help to avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1. INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the Registration on the proxy card.

2. JOINT ACCOUNTS: Either party may sign, but the name of the party signing should conform exactly to a name shown in the Registration on the proxy card.

3. ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of Registration. For example:

REGISTRATION CORPORATE ACCOUNTS	VALID SIGNATURE
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee
TRUST ACCOUNTS
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe, Trustee
CUSTODIAL OR ESTATE ACCOUNTS
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) John B. Smith	John B. Smith, Jr., Executor

After completing your proxy card, return it in the enclosed postage-paid envelope.

OTHER WAYS TO VOTE YOUR PROXY

VOTE BY TELEPHONE:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Call the toll-free number on your proxy card.

VOTE BY INTERNET:

1. Read the prospectus/proxy statement and have your proxy card at hand.
2. Go to the Web site indicated on your proxy card and follow the voting instructions.

The Internet and telephone voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. Please note that, although there is no charge to you for voting by telephone or electronically through the Internet associated with this prospectus/proxy statement, there may be costs associated with electronic access, such as usage charges from Internet service providers and telephone companies, that must be borne by the shareholders.

Voting by telephone or Internet is generally available 24 hours a day. Do not mail the proxy card if you are voting by telephone or Internet. If you have any questions about voting, please call [PROXY SOLICITOR], our proxy solicitor, at (800) ___ (toll free).

Exhibit A
Form of Agreement and Plan of Reorganization

WELLS FARGO FUNDS TRUST

WELLS FARGO VARIABLE TRUST

EVERGREEN EQUITY TRUST

EVERGREEN FIXED INCOME TRUST

EVERGREEN INTERNATIONAL TRUST

EVERGREEN MONEY MARKET TRUST

EVERGREEN MUNICIPAL TRUST

EVERGREEN SELECT EQUITY TRUST

EVERGREEN SELECT FIXED INCOME TRUST

EVERGREEN SELECT MONEY MARKET TRUST

EVERGREEN VARIABLE ANNUITY TRUST

"FORM OF"AGREEMENT AND PLAN OF REORGANIZATION

Dated as of __________________

This AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made as of this February [__], 2010, by and among Wells Fargo Funds Trust and Wells Fargo Variable Trust (each a "WFA Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is an Acquiring Fund, as defined below, or a Target Fund, as defined below, each WFA Fund Trust, Acquiring Fund and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; Evergreen Equity Trust, Evergreen Fixed Income Trust, Evergreen International Trust, Evergreen Money Market Trust, Evergreen Municipal Trust, Evergreen Select Equity Trust, Evergreen Select Fixed Income Trust, Evergreen Select Money Market Trust and Evergreen Variable Annuity Trust (each an "Evergreen Fund Trust"), each a Delaware statutory trust, for itself and with respect to each of its series that is a Target Fund, as defined below, each Evergreen Fund Trust and Target Fund acting on its own behalf separately from all of the other parties hereto and not jointly or jointly and severally with any other party hereto; as to Section 18 of this Plan only, Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management"), the investment adviser to each series of each WFA Fund Trust; and as to Section 18 of this Plan only, Evergreen Investment Management Company, LLC ("EIMC"), the investment adviser to each series of each Evergreen Fund Trust;

WHEREAS, the WFA Fund Trusts and the Evergreen Fund Trusts are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act");

WHEREAS, Wells Fargo Funds Management and EIMC are "affiliated persons" of each other under Section 2(a)(3)(C) of the 1940 Act due to their common ownership;

WHEREAS, the parties desire that each Acquiring Fund acquire all of the Assets of its Corresponding Target Fund, as defined below, in return for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the Liabilities of the Corresponding Target Fund; and that such shares of the Acquiring Fund be distributed to the shareholders of the Corresponding Target Fund in connection with the liquidation and termination of the Corresponding Target Fund (each transaction between an Acquiring Fund and its Corresponding Target Fund, a "Reorganization");

WHEREAS, this Plan contemplates multiple Reorganizations but is intended to have effect in respect of each Reorganization as a separate agreement and plan of reorganization between an Acquiring Fund and one Corresponding Target Fund and is to be read and interpreted accordingly;

WHEREAS, each Acquiring Fund and each WFA Fund Trust acting for itself and on behalf of such Acquiring Fund, and each Target Fund and each Selling Fund Trust acting for itself and on behalf of such Target Fund, is acting separately from all of the other parties and their series, as applicable, and not jointly or jointly and severally with any other party;

WHEREAS, without limiting the foregoing, references in this Plan to "the WFA Fund Trust" and "the Selling Fund Trust" or otherwise to parties to this Plan shall be references only to the WFA Fund Trust or the Selling Fund Trust whose series are engaged in any specific Reorganization transaction; and

WHEREAS, the parties intend that each Reorganization qualify as a "reorganization," within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and that each Acquiring Fund and its Corresponding Target Fund will be a "party to a reorganization," within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

NOW, THEREFORE, in accordance with the mutual promises described herein, the parties agree as follows:

1. Definitions.

The following terms shall have the following meanings:

1933 Act	The Securities Act of 1933, as amended.
1934 Act	The Securities Exchange Act of 1934, as amended.
Acquiring Class	The class of shares of an Acquiring Fund that a WFA Fund Trust will issue to a Target Fund in respect of the Assets and Liabilities of the Target Fund attributable to the Corresponding Target Class, as set forth in Annex A.
Acquiring Fund	Each Fund listed in the column entitled "Acquiring Fund" in Annex A.
Acquiring Fund Financial Statements	The audited financial statements of an Acquiring Fund for its most recently completed fiscal year together with the unaudited financial statements of the Acquiring Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.
Active Reorganization	Each Reorganization set forth in the Active Reorganization Table on Annex A.
Annex A	Annex A to this Plan, as it may be amended from time to time.
Assets	All property and assets of any kind and all interests, rights, privileges and powers of or attributable to a Fund, whether or not determinable at the appropriate Effective Time and wherever located. Assets include, without limitation, all cash, cash equivalents, securities, claims (whether absolute or contingent, known or unknown, accrued or unaccrued or conditional or unmatured), contract rights and receivables (including dividend and interest receivables and receivables for shares sold) owned by a Fund and any deferred or prepaid expense shown as an asset on such Fund's books.
Assets List	A list of securities and other Assets of or attributable to a Fund as of the date provided.
Board	The Board of Trustees of a WFA Fund Trust or an Evergreen Fund Trust.
Closing Date	The closing date for each Reorganization listed in the column entitled "Closing Date" in Annex A or such other date as the parties may agree to in writing, including any postponements described in the definition of Valuation Time.
Corresponding Acquiring Class	The Acquiring Fund share class set forth opposite a Target Class in Annex A.
Corresponding Acquiring Fund	The Acquiring Fund set forth opposite a Target Fund in Annex A.
Corresponding Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Corresponding Target Fund	The Target Fund set forth opposite an Acquiring Fund in Annex A.
Effective Time	9:00 a.m. Eastern Time on the business day following the Closing Date of a Reorganization, or such other time and date as the parties may agree to in writing.
Fund	An Acquiring Fund or a Target Fund.
HSR Act	The Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended.
Liabilities	All liabilities of, or allocated or attributable to, a Fund, whether known or unknown, accrued or unaccrued, absolute or contingent, conditional or fixed, matured or unmatured. For clarity and without limitation, the Liabilities of a Target Fund of an Evergreen Fund Trust include all of its present or future obligations (or the obligations of any Evergreen Fund Trust relating to the Target Fund) under or in respect of deferred compensation and as to indemnification (including without limitation with respect to any action, suit, or proceeding, whether or not currently pending or threatened).
Material Agreements	The agreements set forth in Schedule A, as it may be amended from time to time.
Reorganization Documents	With respect to an Acquiring Fund, such bills of sale, assignments, and other instruments of transfer as the WFA Fund Trust in question reasonably deems necessary or desirable to effect any Corresponding Target Fund's transfer of all of its rights and title to and interest in its Assets to the Acquiring Fund. With respect to a Target Fund, such instruments of assumption, instruments of transfer, and other documents as the Selling Fund Trust in question reasonably deems necessary or desirable to effect the Corresponding Acquiring Fund's assumption of all of the Target Fund's Liabilities.
Schedule A	Schedule A to this Plan, as it may be amended from time to time.
Selling Fund Trust	Each WFA Fund Trust and Evergreen Fund Trust that has a Target Fund as a series.
Shell Acquiring Fund	Each Acquiring Fund set forth in the "Shell Reorganization Table" in Annex A.
Shell Reorganization	Each Reorganization set forth in the Shell Reorganization Table in Annex A.
Target Class	The Target Fund share class set forth opposite an Acquiring Class in Annex A.
Target Fund	Each Fund listed in the column entitled "Target Fund" in Annex A.
Target Fund Financial Statements	The audited financial statements of a Target Fund for its most recently completed fiscal year together with the unaudited financial statements of the Target Fund for any semi-annual period completed since the end of the most recently completed fiscal year, in each case to the extent available.
Valuation Time	With respect to each Reorganization, the last time on the Closing Date, or such other time and date as the parties may agree to in writing, when a WFA Fund Trust determines the net asset value of the shares of the Acquiring Fund as set forth in the Acquiring Fund's registration statement on Form N-1A. In the event the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund shall be closed to trading, or trading thereon shall be restricted or trading or the reporting of trading on the New York Stock Exchange or other primary trading market shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or any Target Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored. In such event, the Effective Time shall automatically be postponed so that it occurs on the first business day after the Valuation Time.

2. Regulatory Filings. For each Reorganization, the WFA Fund Trust whose series is the Acquiring Fund shall prepare and file any required filings including, without limitation, filings with state or foreign securities regulatory authorities in connection with the Reorganization, and each Selling Fund Trust whose series is a Corresponding Target Fund shall assist the WFA Fund Trust in preparing any such required filings.

3. Transfer of Target Fund Assets. Each Selling Fund Trust, with respect to each of its series that is a Target Fund, and each WFA Fund Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund or Acquiring Fund:

(a) Within a reasonable time prior to the Closing Date, the Target Fund shall provide, if requested, its Assets List to its Corresponding Acquiring Fund. The Target Fund may sell any investment on the Assets List prior to the Valuation Time. After the Target Fund provides the Assets List, the Target Fund will notify its Corresponding Acquiring Fund of its purchase or incurrence of additional investments or of any additional encumbrances, rights, restrictions or claims not reflected on the Assets List, within a reasonable time period after such purchase or incurrence. Within a reasonable time after receipt of the Assets List and prior to the Closing Date, the Corresponding Acquiring Fund will advise the Target Fund in writing of any investments shown on the Assets List that the Corresponding Acquiring Fund has reasonably determined to be impermissible or inconsistent with the investment objective, policies and restrictions of the Corresponding Acquiring Fund.

(b) The Selling Fund Trust shall assign, transfer, deliver and convey the Target Fund's Assets to its Corresponding Acquiring Fund at the Reorganization's Effective Time. In exchange for the transfer of the Assets, the Corresponding Acquiring Fund shall simultaneously assume the Target Fund's Liabilities and issue and deliver to the Target Fund full and fractional shares of beneficial interest of each Acquiring Class. The Corresponding Acquiring Fund shall determine the number of shares of each Acquiring Class to issue by dividing the value of the Assets net of Liabilities attributable to its Corresponding Target Class by the net asset value of one Acquiring Class share. Based on this calculation, the Corresponding Acquiring Fund shall issue shares of beneficial interest of each Acquiring Class with an aggregate net asset value equal to the value of the Assets net of Liabilities of the Corresponding Target Class. The Corresponding Acquiring Fund shall then accept the Target Fund's Assets and assume the Target Fund's Liabilities such that at and after the Effective Time (i) all of the Target Fund's Assets shall become and be Assets of its Corresponding Acquiring Fund and (ii) all of the Target Fund's Liabilities at the Effective Time shall attach to the Corresponding Acquiring Fund, and be enforceable against the Corresponding Acquiring Fund to the same extent as if initially incurred by the Corresponding Acquiring Fund.

(c) The parties shall determine the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Liabilities, as of the Valuation Time in accordance with the applicable WFA Fund Trust's current valuation procedures as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. For money market funds, the net asset value of the Acquiring Fund shares to be delivered, and the value of the Assets to be conveyed net of Liabilities, will be calculated using the amortized cost valuation procedures approved by the Board of Trustees of WFA Fund Trust, as described in the then-current prospectus or prospectuses or statement or statements of additional information of the Acquiring Fund. The parties shall make all computations to the fourth decimal place or such other decimal place as the parties may agree to in writing.

(d) The Selling Fund Trust shall cause its custodian to transfer the Target Fund's Assets with good and marketable title to the account of its Corresponding Acquiring Fund. The Selling Fund Trust shall also cause its custodian to transfer all cash in the form of immediately available funds. In addition, the Selling Fund Trust shall cause its custodian to transfer any Assets that were not transferred to the Acquiring Fund's account at the Effective Time to the Acquiring Fund's account at the earliest practicable date thereafter.

4. Liquidation and Termination of Target Funds, Registration of Shares and Access to Records. Each Selling Fund Trust, with respect to each of its series that is a Target Fund, and each WFA Fund Trust, with respect to each of its series that is an Acquiring Fund, shall take the following steps with respect to each Reorganization involving that Target Fund or Acquiring Fund:

(a) At or as soon as is reasonably practical after the Effective Time, the Selling Fund Trust shall distribute to shareholders of record of each Target Class the shares of beneficial interest of its Corresponding Acquiring Class pro rata on the basis of the shares of the Target Class owned by such shareholders. Each shareholder also shall have the right to receive, at or as soon as practicable after the Effective Time, any unpaid dividends or other distributions that the Selling Fund Trust may have declared with respect to the Target Class shares. The WFA Fund Trust shall record on its books the ownership by the Target Fund shareholders of the Corresponding Acquiring Fund shares. The WFA Fund Trusts do not issue certificates representing the Acquiring Fund shares, and shall not be responsible for issuing certificates to shareholders of the Target Funds. The Selling Fund Trust shall wind up the affairs of the Target Fund and shall take all steps as are necessary and proper to dissolve, liquidate and terminate the Target Fund and the Selling Fund Trust (to the extent it is an Evergreen Fund Trust) in accordance with applicable law and regulations and its Declaration of Trust and By-Laws, as soon as is reasonably practicable after the Effective Time.

(b) At and after the Closing Date, the Selling Fund Trust, with respect to the Target Fund, shall provide the applicable WFA Fund Trust, with respect to the Corresponding Acquiring Fund, and its transfer agent with immediate access to: (i) all of its records containing the names, addresses and taxpayer identification numbers of all of the Target Fund's shareholders and the number and percentage ownership of the outstanding shares of the Target Class owned by each shareholder immediately prior to the Effective Time; and (ii) all original documentation (including all applicable Internal Revenue Service forms, certificates, certifications and correspondence) in the possession or control of the Selling Fund Trust relating to the Target Fund shareholders' taxpayer identification numbers and their liability for or exemption from back-up withholding. Any payments made to service providers in connection with such direction shall be borne by both Wells Fargo Funds Management and EIMC pursuant to Section 18 of this Plan. As soon as practicable following the Reorganization, the Selling Fund Trust shall deliver all books and records with respect to the Target Fund in its possession or control, including books and records showing the ownership of all of the issued and outstanding shares of each Target Class, to the WFA Fund Trust, and the WFA Fund Trust shall thereafter have the responsibility to preserve and maintain, or to cause its service providers to preserve and maintain, all such records received by it in accordance with Section 31 of, and Rule 31a-1 and 31a-2 under, the 1940 Act.

5. Representations, Warranties and Agreements of a Selling Fund Trust. Each Selling Fund Trust, for itself and with respect to each of its series that is a Target Fund, separately and not jointly, represents and warrants to, and agrees with, the applicable WFA Fund Trust in any Reorganization involving such Target Fund, as follows:

(a) The Selling Fund Trust is a statutory trust, duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the Selling Fund Trust duly established and designated the Target Fund as a series of the Selling Fund Trust and each Target Class as a class of the Target Fund. The Selling Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The Selling Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the Selling Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the Selling Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the Selling Fund Trust with respect to the Target Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the Selling Fund Trust, the Declaration of Trust or By-Laws of the Selling Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the Selling Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Target Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue so to qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) The Selling Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Target Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Target Fund shares, nor are there outstanding any securities convertible into Target Fund shares.

(f) The Selling Fund Trust with respect to the Target Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The Selling Fund Trust with respect to the Target Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Target Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Target Fund, except as has been disclosed to its Corresponding Acquiring Fund.

(g) Except as otherwise provided herein, the Selling Fund Trust shall operate the business of the Target Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Target Fund's Board prior to the date of this Plan or otherwise in the ordinary course of business, (ii) the declaration and payment of any other dividends and distributions deemed advisable by the Target Fund after consultation with its Corresponding Acquiring Fund in anticipation of the Reorganization, including the declaration and payment of dividends necessary to avoid a fund-level tax for the taxable year ending on the Closing Date and, as applicable, any prior taxable year in respect of which such Target Fund is eligible as of the Closing Date to declare a "spillback" dividend under Section 855 of the Code, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization (and obtaining such additional "run off" insurance coverage as the Selling Fund Trust's Board may approve, and selling assets for purposes of recognizing taxable gains to offset tax-loss carryforwards). Notwithstanding anything in this Plan to the contrary, the Selling Fund Trust shall: (i) not take any action inconsistent with the treatment of any Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code; and (ii) take all actions reasonably necessary to ensure satisfaction of the representations in the certificate to be provided to Proskauer Rose LLP in connection with their opinion described in Section 8(f) of this Plan.

(h) At the Effective Time, the Selling Fund Trust with respect to the Target Fund will have good and marketable title to its Assets and full right, power and authority to assign, transfer, deliver and convey such Assets.

(i) The Target Fund Financial Statements fairly present the financial position of the Target Fund as of the date indicated. The Target Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the Selling Fund Trust, except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Target Fund Financial Statements; and 2) Liabilities incurred in the ordinary course of business subsequent to the Target Fund Financial Statements. The Target Fund does not have any Liabilities to any service provider of the Selling Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Acquiring Fund: (i) the Selling Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the Selling Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund; and (ii) the Selling Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the Selling Fund Trust in respect of the Target Fund, the Target Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Target Fund relating to the services such adviser or underwriter provides to the Target Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Except as has been disclosed to its Corresponding Acquiring Fund, the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Target Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements that are material to the Target Fund's business are listed on Schedule A. Except as has been disclosed to its Corresponding Acquiring Fund, no material default has occurred and is continuing in respect of the Target Fund under any such contract or agreement.

(m) The Selling Fund Trust has timely filed all tax returns in respect of the Target Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, and has paid all taxes payable pursuant to such returns, and made available to its Corresponding Acquiring Fund all of the Target Fund's previously filed tax returns. To the knowledge of the Selling Fund Trust, no such tax return has been or is currently under audit, and no assessment has been asserted with respect to any return. The Selling Fund Trust will file all of the Target Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Target Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Target Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate, be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information, each as supplemented, of the Target Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. The registration statement on Form N-1A of the Target Fund, as of the date such registration statement became effective under the 1933 Act, conformed in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) Any information provided in writing by the Selling Fund Trust in respect of the Target Fund or by the Target Fund for use, to the extent applicable, in a WFA Fund Trust's registration statement on Form N-14 relating to the Reorganization (the "Registration Statement"), does not, and from the date provided through and until the date of the shareholder meeting will not, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(q) The Target Fund shall issue and deliver or cause its custodian to issue and deliver to the Secretary of the WFA Fund Trust a certificate identifying the Assets of the Target Fund held by it as of the Valuation Time.

(r) Subject to the provisions of this Plan, the Target Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

6. Representations, Warranties and Agreements of a WFA Fund Trust. Each WFA Fund Trust, for itself and with respect to each of its series that is an Acquiring Fund, separately and not jointly, represents and warrants to, and agrees with the applicable Selling Fund Trust in any Reorganization involving such Acquiring Fund, as follows:

(a) The WFA Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware. The Board of the WFA Fund Trust duly established and designated the Acquiring Fund as a series of the WFA Fund Trust and each Acquiring Class as a class of the Acquiring Fund. The WFA Fund Trust is an open-end management investment company registered with the SEC under the 1940 Act, and such registration is in full force and effect.

(b) The WFA Fund Trust has the power and all necessary federal, state and local qualifications and authorizations to own all of its properties and Assets, to carry on its business as now being conducted and as described in its currently effective registration statement on Form N-1A as filed with the SEC, to enter into this Plan and to consummate the transactions contemplated herein.

(c) The Board of the WFA Fund Trust has duly authorized the execution and delivery of this Plan and approved the performance of the transactions contemplated herein. Duly authorized officers of the WFA Fund Trust have executed and delivered this Plan. This Plan represents a valid and binding obligation of the WFA Fund Trust with respect to the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles. The execution and delivery of this Plan do not, and the consummation of the transactions contemplated by this Plan will not, violate any law or regulation applicable to the WFA Fund Trust, the Declaration of Trust or By-Laws of the WFA Fund Trust or any agreement, indenture, instrument, contract or other undertaking to which the WFA Fund Trust is a party or by which it is bound. No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WFA Fund Trust of the transactions contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, and insurance, securities or blue sky laws of any U.S. state or the District of Columbia or Puerto Rico.

(d) The Acquiring Fund has qualified and met the requirements for treatment as a "regulated investment company" under Part I of Subchapter M of Subtitle A, Chapter 1, of the Code in respect of each taxable year since the commencement of its operations, and will continue to so qualify until the Effective Time and has computed (or will compute) its federal income tax liability, if any, under Sections 852 and 4982 of the Code.

(e) If the Reorganization is a Shell Reorganization, the applicable Acquiring Fund shall have no Assets or Liabilities as of the Closing Date, and there shall be no issued and outstanding shares of such Acquiring Fund prior to or at the Closing Date, other than those acquired, assumed or issued in order to facilitate the commencement of the operations of such Acquiring Fund.

(f) The WFA Fund Trust has duly authorized and validly issued all of the issued and outstanding shares of the Acquiring Fund and all of those shares are, and on the Closing Date will be, validly outstanding, fully paid and non-assessable, and were and will have been offered for sale and sold in conformity, in all material respects, with the registration or qualification requirements of all applicable federal and state securities laws. Before the Closing Date, the WFA Fund Trust shall have duly authorized the shares of the Acquiring Fund to be issued and delivered to the Target Fund as of the Effective Time. When issued and delivered, the shares of the Acquiring Fund shall have been registered for sale under the 1933 Act and qualified under all applicable state securities laws and shall be duly and validly issued, fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any preemptive right of subscription or purchase in respect of them. There are, and will be as of the Closing Date, no outstanding options, warrants or other rights to subscribe for or purchase any Acquiring Fund shares, nor are there outstanding any securities convertible into Acquiring Fund shares.

(g) The WFA Fund Trust with respect to the Acquiring Fund is, and at the Effective Time will be, in compliance in all material respects with all applicable laws, rules and regulations, including, without limitation, the 1940 Act, the 1933 Act, the 1934 Act, and all applicable state securities laws, and from the date of this Plan through the Closing Date will comply in all material respects with all newly adopted rules and regulations under the 1940 Act on or before their compliance dates. The WFA Fund Trust with respect to the Acquiring Fund is in compliance in all material respects with the investment policies and restrictions applicable to it set forth in the registration statement on Form N-1A as currently in effect in respect of it. The value of the net assets of the Acquiring Fund is determined using portfolio valuation methods that comply in all material respects with the requirements of the 1940 Act and the policies of such Acquiring Fund, except as has been disclosed to its Corresponding Target Fund.

(h) Except as otherwise provided herein, the WFA Fund Trust shall operate the business of the Acquiring Fund in the ordinary course between the date hereof and the Effective Time, it being agreed that such ordinary course of business will include, without limitation: (i) the declaration and payment of dividends and distributions pursuant to standard dividend and distribution policies approved by such Acquiring Fund's Board prior to the date of this Plan, (ii) the declaration and payment of any other dividends and distributions deemed advisable by mutual agreement of such Acquiring Fund and its Corresponding Target Fund in anticipation of the Reorganization, and (iii) the taking of any other commercially reasonable action in anticipation of the Reorganization. Notwithstanding anything in this Plan to the contrary, the WFA Fund Trust shall: (i) not take any action inconsistent with the treatment of any Reorganization as a "reorganization" within the meaning of Section 368(a) of the Code; and (ii) take all actions reasonably necessary to ensure satisfaction of representations in the certificate to be provided to Proskauer Rose LLP in connection with their opinion described in Section 7(f) of this Plan.

(i) The Acquiring Fund Financial Statements fairly present the financial position of the Acquiring Fund as of the date indicated. The Acquiring Fund Financial Statements have been prepared in accordance with generally accepted accounting principles consistently applied.

(j) To the knowledge of the WFA Fund Trust, except as has been disclosed to its Corresponding Target Fund, the Acquiring Fund has no material Liabilities, whether or not determined or determinable, other than: 1) Liabilities disclosed or provided for in the Acquiring Fund Financial Statements, and 2) Liabilities incurred in the ordinary course of business subsequent to the Acquiring Fund Financial Statements. The Acquiring Fund does not have any Liabilities to any service provider of the WFA Fund Trust for fees previously waived or deferred by such service provider.

(k) Except as has been disclosed to its Corresponding Target Fund, (i) the WFA Fund Trust does not know of any claims, actions, suits, inquiries, investigations or proceedings of any type pending or threatened against the WFA Fund Trust in respect of the Acquiring Fund, the Acquiring Fund or their Assets or businesses, or against any investment adviser or principal underwriter of the Acquiring Fund relating to the services such adviser or underwriter provides to the Acquiring Fund; and (ii) the WFA Fund Trust does not know of any facts that it currently has reason to believe are likely to form the basis for the institution of any such claim, action, suit, inquiry, investigation or proceeding against the WFA Fund Trust in respect of the Acquiring Fund, the Acquiring Fund or any investment adviser or principal underwriter of the Acquiring Fund relating to the services such adviser or underwriter provides to the Acquiring Fund. For purposes of this provision, investment underperformance or negative investment performance shall not be deemed to constitute such facts. Neither the WFA Fund Trust in respect of the Acquiring Fund, nor to its knowledge, any investment adviser or principal underwriter of the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that adversely affects, or is reasonably likely to adversely affect in a material manner, its financial condition, results of operations, business, properties or Assets or the Acquiring Fund's ability to consummate the transactions contemplated by this Plan.

(l) All contracts and agreements that are material to the Acquiring Fund's business are listed on Schedule A. Except as has been disclosed to its Corresponding Target Fund, no material default has occurred and is continuing in respect of the Acquiring Fund under any such contract or agreement.

(m) The WFA Fund Trust has timely filed all tax returns in respect of the Acquiring Fund for all of its taxable years to and including its most recent taxable year required to be filed on or before the date of this Plan, has paid all taxes payable pursuant to such returns and has made available to the Corresponding Target Fund all of the Acquiring Fund's previously filed tax returns. To the knowledge of the WFA Fund Trust, no such return is currently under audit and no assessment has been asserted with respect to any return. The WFA Fund Trust will file all of the Acquiring Fund's tax returns (and pay any taxes due thereon) for all of its taxable periods ending on or before the Closing Date not previously filed on or before their due dates (taking account of any valid extensions thereof).

(n) Since the date of the most recent Acquiring Fund Financial Statements, there has been no material adverse change in the financial condition, business, properties or Assets of the Acquiring Fund. For purposes of this provision, the effects of investment underperformance, negative investment performance or net redemptions shall not, individually or in the aggregate be deemed to give rise to any such change.

(o) The current prospectus and statement of additional information and registration statement on Form N-1A of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the SEC thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(p) To the extent applicable, as of the effective date of the WFA Fund Trust's Registration Statement, the date of the meeting of shareholders of the Target Fund relating to the Reorganization, and the Closing Date, the Prospectus/Proxy Statement (the "Prospectus/Proxy Statement") which forms a part of the Registration Statement and the Registration Statement insofar as it relates to the applicable WFA Fund Trust in respect to the Acquiring Fund or the Acquiring Fund itself, (i) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading and (ii) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; provided however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Prospectus/Proxy Statement made in reliance upon and in conformity with information furnished by the Target Fund to the Acquiring Fund in writing for use in the Registration Statement or the Prospectus/Proxy Statement.

(q) On the Closing Date, the Acquiring Fund shall issue and deliver or cause its transfer agent to issue and deliver to the Secretary of the Selling Fund Trust a confirmation evidencing that the shares of the Acquiring Fund to be credited on the Closing Date have been credited to the Corresponding Target Fund's account on the books of the Acquiring Fund.

(r) Subject to the provisions of this Plan, the WFA Fund Trust shall cause the Acquiring Fund to take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan, including any actions required to be taken after the Closing Date.

(s) Each Acquiring Fund Trust, on behalf of each Acquiring Fund, agrees that any information regarding the Corresponding Target Fund that is known, or reasonably should be known, by any of the Selling Fund Trust or the Selling Fund Trust's investment adviser or any one or more of their officers, employees or affiliates shall be deemed to have been disclosed to the Acquiring Fund prior to the date of this Plan or the Valuation Time, whichever is earlier.

7. Conditions to a Target Fund's Obligations. The obligations of the Selling Fund Trust with respect to each of its series that is a Target Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent, provided however, that Sections 7(o), 7(p) and 7(q) are conditions precedent only with respect to Reorganizations involving Target Funds that are series of an Evergreen Fund Trust:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law, or if shareholder approval is otherwise sought by the Selling Fund Trust in respect of the Target Fund. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the Selling Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Trustees of the Board of the WFA Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Board of the Selling Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act). The WFA Fund Trust shall have duly executed and delivered to the Target Fund its Corresponding Acquiring Fund's Reorganization Documents.

(c) All representations and warranties of the WFA Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The WFA Fund Trust shall have delivered to the Selling Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the WFA Fund Trust in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the WFA Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time; 2) that the Target Fund's Assets are consistent with its Corresponding Acquiring Fund's investment objectives, policies and restrictions and that the Target Fund's Assets may be lawfully acquired by its Corresponding Acquiring Fund and the Target Fund's Liabilities may be lawfully assumed by its Corresponding Acquiring Fund; and 3) that the WFA Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan in respect of the Acquiring Fund.

(e) The Selling Fund Trust shall have received an opinion of Goodwin Procter LLP, or Richards, Layton & Finger, P.A., as counsel to the WFA Fund Trust, in form and substance reasonably satisfactory to the Selling Fund Trust and dated as of the Closing Date, addressed to the Selling Fund Trust, with respect to the Target Fund, to the effect that:

(1) the WFA Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware, has the requisite power to own all its properties and to carry on its business all as described in its governing instrument and the Registration Statement, and is an open-end, management investment company registered under the 1940 Act;

(2) the Acquiring Fund has been duly established as a separate series of shares of beneficial interest of the WFA Fund Trust;

(3) each Acquiring Class has been duly established as a separate class of shares of beneficial interest of the Acquiring Fund;

(4) the WFA Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(5) the shares of the Acquiring Fund to be delivered as provided for by this Plan are duly authorized and upon delivery will be validly issued, fully paid and non-assessable beneficial interests in the Acquiring Fund, subject to any required payments of shareholders, if any, set forth in the applicable trust agreement, and under the governing instruments of WFA Fund Trust, no shareholder of the Acquiring Fund has any preemptive right or similar rights in respect thereof;

(6) this Plan has been duly authorized, executed and delivered by the WFA Fund Trust with respect to the Acquiring Fund, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of the WFA Fund Trust or any Material Agreement or any law, rule or regulation to which the WFA Fund Trust is a party or by which it is bound;

(7) if applicable, the Registration Statement has become effective under the 1933 Act, and to the best of the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued by the SEC and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act;

(8) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the WFA Fund Trust of the Reorganization, or for the execution and delivery of the WFA Fund Trust's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws; and

(9) assuming due authorization, execution and delivery of this Plan by each of the parties hereto, and assuming that the current prospectus and statement of additional information of the Target Fund, the Registration Statement and the Prospectus/Proxy Statement, if applicable, comply with the 1933 Act, the 1934 Act and the 1940 Act, this Plan represents a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of this Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan, (v) rely on certificates (reasonably acceptable to the Selling Fund Trust) of officers or trustees of the WFA Fund Trust, (vi) assume that each of this Plan and each Material Agreement is governed by the laws of the State of Delaware or the Commonwealth of Massachusetts, and (vii) assume that each of this Plan and each Material Agreement would be enforced as written.

(f) The Selling Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Target Fund and its shareholders may rely based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the WFA Fund Trust and Selling Fund Trust, and in a form reasonably satisfactory to the Selling Fund Trust substantially to the effect that , on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(g) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining, or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(h) If applicable, the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(i) The WFA Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(j) The Selling Fund Trust shall have received from the WFA Fund Trust a duly executed instrument reasonably acceptable to it whereby the Acquiring Fund assumes its Corresponding Target Fund's Liabilities.

(k) Wells Fargo Funds Management, EIMC and the Board of Trustees of each WFA Fund Trust and each Evergreen Fund Trust (collectively, the "Addressees") shall have received a letter dated as of the effective date of the Registration Statement, if applicable, from KPMG LLP ("KPMG") addressed to the Addressees with respect to each Target Fund and each Acquiring Fund (that is not a Shell Acquiring Fund) for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether the unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) The determination whether the pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 7(k) for the Target Fund and the Acquiring Fund.

(l) With respect to each Shell Reorganization, the Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Shell Acquiring Fund and its Corresponding Target Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Shell Acquiring Fund and its Corresponding Target Fund; and

(2) The determination whether the pro forma capitalization tables appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by Wells Fargo Funds Management in respect of a Shell Acquiring Fund and EIMC in respect of its Corresponding Target Fund.

(m) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(n) The Selling Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(o) In connection with its evaluation of qualified candidates and its independent determination to nominate Michael S. Scofield and K. Dun Gifford to the Board of each WFA Fund Trust and Wells Fargo Master Trust ("WFA Master Trust"), the Board of each WFA Fund Trust and WFA Master Trust shall have taken all action necessary or appropriate to appoint and constitute such nominees duly appointed members of the Board of each trust, their service as such to become effective at the Effective Time of any Reorganization with a closing date of July 9, 2010 as listed in Annex A. Simultaneously with the effectiveness of his appointment as a member of the Board of a WFA Fund Trust or WFA Master Trust, each of Messrs. Scofield and Gifford shall resign his service as a member of the Board of all Evergreen Fund Trusts that are open-end management investment companies.

(p) The Advisory Committee of the Trustees of the Legacy Evergreen Funds shall have been duly established in accordance with its Charter and the letter agreement of Wells Fargo Funds Management dated [date] providing, among other things, for Wells Fargo Funds Management to compensate Advisory Committee members shall be in full force and effect.

(q) [Arrangements reasonably satisfactory to the Board of the Selling Fund Trust shall have been implemented in respect of insurance; deferred compensation; indemnity; pending or threatened litigation, actions, claims, or proceedings of any kind in respect of any of the Evergreen Funds or any of their Trustees or officers; and such other matters as the Board may reasonably determine, including that each WFA Fund Trust with respect to each Acquiring Fund shall have entered into an indemnification agreement with each Trustee of each Evergreen Fund Trust, substantially in the form of Exhibit A, committing to maintain and preserve all indemnity rights that each such Trustee currently has by reason of his or her being or having been a Trustee of such Evergreen Fund Trust.]

(r) With respect to any Target Fund that is a money market fund, the current net asset value per share calculated pursuant to Rule 2a-7(c)(7)(ii)(A)(1) (the "Shadow Price") of the Target Fund shall not exceed the Shadow Price of the Corresponding Acquiring Fund, calculated on a pro forma, post-Closing basis, by more than $0.0025.

8. Conditions to an Acquiring Fund's Obligations. The obligations of each WFA Fund Trust with respect to each of its series that is an Acquiring Fund in a Reorganization shall be subject to satisfaction of the following conditions precedent, provided however, that Section 8(e) is a condition precedent only with respect to Reorganizations involving Target Funds that are series of an Evergreen Fund Trust:

(a) The shareholders of the Target Fund shall have approved the Reorganization if and to the extent, and in the manner, required by the Selling Fund Trust's Declaration of Trust or By-Laws and applicable law, or if shareholder approval is otherwise sought by the Selling Fund Trust in respect of the Target Fund. For clarity, the failure of any one Target Fund's shareholders to satisfy this condition shall release the WFA Fund Trust of its obligation under this Plan with respect to the Reorganization involving that Target Fund but not with respect to any other Reorganization.

(b) This Plan and the transactions contemplated by it shall have been approved by the affirmative vote of (i) at least a majority of the Board of the WFA Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act) and (ii) at least a majority of the Board of the Selling Fund Trust (including a majority of those Trustees who are not "interested persons" of any party to the Plan, as defined in Section 2(a)(19) of the 1940 Act). The Selling Fund Trust shall have duly executed and delivered to the Acquiring Fund its Corresponding Target Fund's Reorganization Documents.

(c) All representations and warranties of the Selling Fund Trust made in this Plan that are not by their terms qualified as to materiality shall be true and correct in all material respects, and all representations and warranties of the Selling Fund Trust made in this Plan that by their terms are qualified as to materiality are true and correct in all respects, in each case as if made at and as of the Valuation Time and the Effective Time.

(d) The Selling Fund Trust shall have delivered to the WFA Fund Trust a certificate dated as of the Closing Date and executed in its name by its Secretary or Treasurer (or Assistant Secretary or Assistant Treasurer) stating: 1) that all representations and warranties of the Selling Fund Trust made in this Plan that by their terms are not qualified as to materiality are true and correct in all material respects, and all representations and warranties of the Selling Fund Trust in this Plan that are by their terms qualified as to materiality are true and correct in all respects, in each case at and as of the Valuation Time and the Effective Time; and 2) that the Selling Fund Trust with respect to the Target Fund has complied with all of the agreements and covenants to be performed or satisfied by it under this Plan.

(e) The WFA Fund Trust shall have received an opinion of Ropes & Gray LLP or Richards, Layton & Finger, P.A., as counsel to the Evergreen Fund Trust, in form and substance reasonably satisfactory to the WFA Fund Trust and dated as of the Closing Date, addressed to the WFA Fund Trust, with respect to the Acquiring Fund, substantially to the effect that:

(1) the Evergreen Fund Trust is a statutory trust duly created, validly existing and in good standing under the laws of the State of Delaware, has the requisite power to own all of its properties and to carry on its business all as described in its governing instrument and its registration statement on Form N-1A as currently in effect, and is an open-end, management investment company registered under the 1940 Act;

(2) the Target Fund has been duly established as a separate series of shares of beneficial interest of the Evergreen Fund Trust;

(3) each Target Class has been duly established as a separate class of shares of beneficial interest of the Target Fund;

(4) the Evergreen Fund Trust has the power to execute, deliver and perform its obligations under this Plan;

(5) this Plan has been duly authorized, executed and delivered by the Evergreen Fund Trust with respect to the Target Fund, and the execution and delivery of this Plan did not, and the consummation of the Reorganization will not, violate the Declaration of Trust or By-Laws of the Evergreen Fund Trust or any Material Agreement or any law, rule or regulation to which the Evergreen Fund Trust is a party or by which it is bound;

(6) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Evergreen Fund Trust of the Reorganization, or for the execution and delivery of the Evergreen Fund Trust's Reorganization Documents, except those that have been obtained under the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations under those Acts, or that may be required under state securities laws, or the HSR Act; and

(7) assuming due authorization, execution and delivery of this Plan by each of the parties hereto, and assuming that the current prospectus and statement of additional information of the Acquiring Fund, the Registration Statement and the Prospectus/Proxy Statement, if applicable, comply with the 1933 Act, the 1934 Act and the 1940 Act, this Plan represents a valid and binding obligation of the Evergreen Fund Trust, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, moratorium, receivership, fraudulent conveyance and transfer and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto, and further subject to the application of equitable principles in any proceeding whether at law or in equity or with respect to the enforcement of provisions of this Plan, the effect of judicial decisions which have held that certain provisions are unenforceable when their enforcement would violate an implied covenant of good faith and fair dealing or would be commercially unreasonable or when default under this Plan is not material and the effect of applicable public policy on the enforceability of provisions relating to indemnification or contribution.

In rendering such opinion, such counsel may (i) rely on the opinion of other counsel to the extent set forth in such opinion, (ii) make assumptions regarding the authenticity, genuineness and/or conformity of documents and copies thereof without independent verification thereof, (iii) limit such opinion to applicable federal and state law, (iv) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such firm who have devoted substantive attention to matters directly related to this Plan, (v) rely on certificates (reasonably acceptable to the WFA Fund Trust) of officers or directors/trustees of the Evergreen Fund Trust, (vi) assume that each of this Plan and each Material Agreement is governed by the laws of the State of Delaware or the Commonwealth of Massachusetts, and (vii) assume that each of this Plan and each Material Agreement would be enforced as written.

(f) The WFA Fund Trust shall have received an opinion, dated as of the Closing Date, of Proskauer Rose LLP, upon which each Acquiring Fund and its shareholders may rely, based upon factual representations required by Proskauer Rose LLP made in certificates provided to Proskauer Rose LLP by the WFA Fund Trust and the Selling Fund Trust and in a form reasonably satisfactory to the WFA Fund Trust substantially to the effect that, on the basis of existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, the Reorganization will constitute a "reorganization," within the meaning of Section 368(a) of the Code.

(g) There shall not be in effect on the Closing Date any order, judgment, injunction or other decree of any court of competent jurisdiction restraining, enjoining or otherwise prohibiting or making illegal the consummation of the transactions contemplated by this Plan. No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with the Reorganization.

(h) If applicable, the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness of the Registration Statement shall have been issued by the SEC and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The SEC has not issued any unfavorable advisory report under Section 25(b) of the 1940 Act relating to, or instituted any proceeding seeking to enjoin consummation of, the Reorganization under Section 25(c) of the 1940 Act.

(i) The Selling Fund Trust shall have performed and complied in all material respects with each of its agreements and covenants required by this Plan to be performed or complied with by it prior to or at the Reorganization's Valuation Time and Closing Date.

(j) The Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Target Fund and each Acquiring Fund (that is not a Shell Acquiring Fund) for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether the unaudited pro forma financial statements and pro forma adjustments included in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund;

(2) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Target Fund and the Acquiring Fund; and

(3) The determination whether the pro forma capitalization tables appearing in the Registration Statement agree to the information set forth in item (1) of this Section 8(j) for the Target Fund and the Acquiring Fund.

(k) With respect to each Shell Reorganization, the Addressees shall have received a letter dated as of the effective date of the Registration Statement from KPMG addressed to them with respect to each Shell Acquiring Fund and its Corresponding Target Fund for which KPMG serves as the independent registered public accounting firm in form and substance reasonably satisfactory to the Addressees at least to the effect that, on the basis of limited procedures  reasonably agreed to by the Addressees and described in such letter (but not an examination in accordance with generally accepted auditing standards) including, but not limited to:

(1) The determination whether data utilized in the calculations of the pro forma expense ratios appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by the Addressees in respect of the Shell Acquiring Fund and its Corresponding Target Fund; and

(2) The determination whether the pro forma capitalization tables appearing in the Registration Statement materially agree to the underlying accounting records or with written estimates provided by Wells Fargo Funds Management in respect of a Shell Acquiring Fund and EIMC in respect of its Corresponding Target Fund.

(l) Except to the extent prohibited by law, and unless, in the opinion of Proskauer Rose LLP, a Target Fund's Reorganization constitutes a "reorganization" within the meaning of Section 368(a)(1)(F) of the Code prior to the Valuation Time, each Target Fund shall have declared a dividend or dividends, with a record date and ex-dividend date prior to the Valuation Time, which, together with all previous dividends, shall have the effect of distributing to the Target Fund shareholders, with respect to taxable periods or years ending on or before the Effective Time for which the Target Fund is eligible to take a deduction for dividends paid, all of its previously undistributed (i) "investment company taxable income" within the meaning of Section 852(b) of the Code (determined without regard to Section 852(b)(2)(D) of the Code), (ii) amounts constituting the excess of (A) the amount specified in Section 852(a)(1)(B)(i) of the Code over (B) the amount specified in Section 852(a)(1)(B)(ii) of the Code, and (iii) net capital gain (within the meaning of Section 1222(11) of the Code), if any.

(m) Neither party shall have terminated this Plan with respect to the Reorganization pursuant to Section 11 of this Plan.

(n) The Selling Fund Trust shall have taken all steps required to terminate any agreements with its service providers with respect to the Target Fund and shall have discharged in the normal course of business any and all payment obligations under such agreements prior to or simultaneously with the Reorganization.

(o) The Selling Fund Trust shall have delivered to the WFA Fund Trust, or shall have made provision for delivery as promptly as practicable after the Effective Time of, a statement, accurate and complete in all material respects, of (i) Assets of the Target Fund, showing the tax basis of such Assets for federal income tax purposes by lot and the holding periods of such Assets for such purposes, as of the Valuation Time; (ii) the capital loss carryforwards for each Target Fund for federal income tax purposes and the taxable year(s) of the Target Fund (or its predecessors) in which such capital losses were recognized; (iii) any limitations on the use of such losses imposed under Section 382 of the Code (determined without regard to the transactions contemplated by this Plan); (iv) any unrealized gain or loss in such Assets (as determined as of the Valuation Time) for federal income tax purposes; (v) the tax books and records of each Target Fund for preparing any tax returns required by law to be filed after the Closing Date; and (vi) such other tax information reasonably requested by the WFA Fund Trust.

(p) With respect to any Acquiring Fund that is a money market fund, theShadow Price of the Acquiring Fund, calculated on a pro forma, post-Closing basis, shall not exceed the Shadow Price of the Corresponding Target Fundby more than $0.0025.

9. Tax Matters. Except where otherwise required by law, the parties shall not take a position on any tax returns inconsistent with the treatment of each Reorganization for tax purposes as a "reorganization," within the meaning of Section 368(a) of the Code and each Acquiring Fund and the Corresponding Target Fund will comply with the record keeping and information filing requirements of Section 1.368-3 of the Treasury Regulation in accordance therewith.

10. Survival of Representations and Warranties. The representations and warranties of the parties hereto shall survive the completion of the transactions contemplated herein.

11. Termination of Plan. The Board of either a Selling Fund Trust or a WFA Fund Trust, as the case may be, may terminate this Plan with respect to any Reorganization, by majority vote, upon notice to the other party, if: (i) the conditions precedent set forth in Sections 7 or 8, as the case may be, are not satisfied on the Closing Date; (ii) it becomes reasonably apparent to such Board that such conditions precedent will not be satisfied on the Closing Date; or (iii) it determines that the consummation of the Reorganization is not in the best interests of the shareholders of any of its participating Funds. The termination of this Plan with respect to any Reorganization shall not affect the continued effectiveness of this Plan with respect to any other Reorganization. No Trust or Fund or any Trustee, officer, or agent thereof shall incur any liability or other obligation, by way of damages or otherwise, for any determination by its Board not to consummate any Reorganization for any reason or for any breach of any provision of this Agreement that results in such Reorganization's not being consummated.

12. Governing Law. This Plan and the transactions contemplated hereby shall be governed, construed and enforced in accordance with the laws of the State of Delaware, except to the extent preempted by federal law, without regard to conflicts of law principles.

13. Amendments. The parties may, by written agreement, amend this Plan or any annex or schedule to this Plan with respect to any Reorganization at any time, including, with respect to any Target Fund whose shareholders are being asked to approve the Reorganization, before or after such Target Fund's shareholders approve of the Reorganization. After a Target Fund's shareholders approve a Reorganization; provided, however, that, after approval of this Plan by shareholders of the Target Fund, the parties may not amend this Plan in a manner that materially adversely affects the interests of the Target Fund's shareholders with respect to that Reorganization. This section shall not preclude the parties from changing the Valuation Time, Closing Date or the Effective Time of a Reorganization.

14. Waivers. At any time prior to the Closing Date, a WFA Fund Trust or a Selling Fund Trust may by written instrument signed by it (i) waive the effect of any inaccuracies in the representations and warranties made to it herein or (ii) waive compliance with any of the agreements, covenants or conditions made for its benefit contained herein. Each of a WFA Fund Trust and a Selling Fund Trust agree that any waiver shall apply only to the particular inaccuracy or requirement for compliance waived, and not any other or future inaccuracy or lack of compliance.

15. Limitation on Liabilities. The obligations of a WFA Fund Trust or a Selling Fund Trust shall not bind any of the Trustees, shareholders, nominees, officers, agents, or employees of the WFA Fund Trust or the Selling Fund Trust personally, but shall bind only the Assets and property of the particular Fund, in respect of which the obligations arise. The execution and delivery of this Plan by the parties' officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Assets and the property of the Acquiring Fund or the Target Fund, as appropriate.

Each of the parties hereby acknowledges that use of this form of agreement, governing multiple Reorganizations by various Funds, is for ease of administration only, and it is hereby acknowledged and agreed that by executing this Plan each WFA Fund Trust and each Selling Fund Trust shall be deemed to have entered into and executed a separate agreement with respect to each of its Funds separately with the other Fund(s) (and only such other Fund(s)) with which this Plan contemplates it will enter into a Reorganization, Wells Fargo Funds Management, and EIMC, each such agreement containing terms and provisions identical to those contained in this Plan, and without reference to any other entity. Notwithstanding any other provision of this Plan, each Reorganization shall for all purposes be and be deemed to be entered into between the entities named on Annex A as parties to such Reorganization, Wells Fargo Funds Management, and EIMC, and no other person or entity, whether listed on Annex A or not, shall have any obligation or incur any liability in respect of such Reorganization. For clarity and without limiting the foregoing, where a series of shares of a Trust is a party to a Reorganization, the obligations under this Plan of such series (or of the Trust with respect to such series) in respect of such Reorganization shall be those of such series alone, and shall not be obligations of or binding on (or satisfied out of the assets of) the Trust generally or any other series of the Trust.

16. Indemnification. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund agrees to indemnify and hold harmless each of the Corresponding Target Fund of an Evergreen Fund Trust, the trustees of the Evergreen Fund Trust of which it is a series, and the officers and agents of such Evergreen Fund Trust (each, an "Indemnified Party" and collectively, the "Indemnified Parties") against any and all reasonable expenses, losses, claims, damages, and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement, the Prospectus/Proxy Statement, the Acquiring Fund's prospectus or statement of additional information, or any amendment or supplement to any thereof, or arising out of, or based upon, the omission or alleged omission to state in any of the foregoing a material fact required to be stated therein or necessary to make the statements therein not misleading, including without limitation any reasonable amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit, or proceeding, or threatened claim, action, suit, or proceeding made with the consent of Acquiring Fund, such consent not to be unreasonably withheld; unless such statement or omission was made based on and in accordance with information furnished by the Indemnified Party in respect of a Target Fund in writing (including by any electronic communication) for use in the Registration Statement. An Indemnified Party will notify the Acquiring Fund in writing within thirty days after the receipt by such Indemnified Party of any notice of legal process or any suit brought against or claim made against such Indemnified Parties as to any matters covered by this Section 16. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund shall be entitled to participate at its own expense in the defense of any action, suit, or other proceeding covered by this Section 16, or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties in question the defense of any such action, suit, or other proceeding, and, if the WFA Fund Trust with respect to the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such action, suit, or other proceeding at their own expense (except as provided below in this paragraph). Notwithstanding the foregoing, counsel selected by an Indemnified Party shall conduct the defense of the such Indemnified Party to the extent reasonably determined by such counsel to be necessary to protect the interests of the Indemnified Party, and the WFA Fund Trust shall indemnify the Indemnified Party for the expenses of such defense, if (1) the Indemnified Party reasonably determines that there may be a conflict between the positions of the Indemnified Party and the positions of any other Indemnified Party or other parties to the action, suit or other proceeding that are indemnified by the WFA Fund Trust or any of its affiliates and not represented by separate counsel, or the Indemnified Party otherwise reasonably concludes that representation of both the Indemnified Party and any such other Indemnified Parties or other parties by the same counsel would not be appropriate, or (2) the action, suit or proceeding involves the Indemnified Party, but not the WFA Fund Trust nor any such other Indemnified Party or other party who is indemnified by the WFA Fund Trust or any of its affiliates, and the Indemnified Party reasonably withholds consent to being represented by counsel selected by the WFA Fund Trust. If the WFA Fund Trust shall not have elected to assume the defense of any such action, suit or proceeding for an Indemnified Party within thirty days after receiving written notice thereof from the Indemnified Party, the WFA Fund Trust shall be deemed to have waived any right it might otherwise have to assume such defense.

Each WFA Fund Trust's obligation with respect to any of its series that is an Acquiring Fund under this Section 16 to indemnify and hold harmless the Indemnified Parties constitutes a guarantee of payment so that the WFA Fund Trust with respect to that Acquiring Fund will pay in the first instance any reasonable expenses, losses, claims, damages, and liabilities required to be paid by it under this Section 16 without the necessity of the Indemnified Parties' first paying the same. Each WFA Fund Trust with respect to each of its series that is an Acquiring Fund will promptly pay all reasonable expenses, including without limitation accountants' and counsel fees, incurred by an Indemnified Party from time to time in the defense or investigation of any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, upon demand by such Indemnified Party in advance of the final disposition of any such action, suit, or other proceeding; provided that the Indemnified Party shall have undertaken to repay the amounts so paid to him or her if it is ultimately determined by a court of competent jurisdiction upon a final, non-appealable adjudication that indemnification of such expenses is not authorized under this Section 16. The phrase "action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body," wherever used in this Section 16, includes without limitation any threatened, pending, or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, review, hearing, or any formal or informal inquiry, exam, inspection, audit, or investigation, or any other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative, regulatory, or investigative, and whether by or on behalf of any court, the SEC, or any other federal, state, or other governmental, regulatory, or administrative body, authority, or agency, or any self-regulatory organization, of any kind.

Notwithstanding the foregoing, nothing contained within this section or elsewhere in this Plan shall permit the payment of any indemnification of any Indemnified Party to the extent prohibited by the 1940 Act or any other law, rule or regulation to which the WFA Fund Trust is bound.

17. Notices. Any notice, report, statement, certificate or demand required or permitted by any provision of this Plan shall be in writing and shall be sent by a reputable overnight express carrier, or by registered or certified mail, postage prepaid, addressed as follows or to such other address of which the parties may have given notice:

For each Evergreen Fund Trust with respect to any Target Fund of an Evergreen Fund Trust:

Evergreen Investment Management Company
 200 Berkeley Street,
 Boston, Massachusetts 02116
 Attn.: Legal Department

With a copy (which will not constitute notice) sent at the same time and by the same means to:

Ropes & Gray LLP
 One International Place
 Boston, MA 02110-2624
 Attention: Timothy W. Diggins

For each WFA Fund Trust with respect to any Acquiring Fund and any Target Fund of a WFA Fund Trust:

Karla M. Rabusch, President
 Wells Fargo Funds Trust
 Wells Fargo Variable Trust
 525 Market Street, 12th Floor
 San Francisco, CA 94105

With a copy (which will not constitute notice) sent at the same time and by the same means to:

C. David Messman, Secretary
 Wells Fargo Funds Trust
 Wells Fargo Variable Trust
 45 Fremont Street, 26th Floor
 San Francisco, CA 94105

18. Expenses. EIMC and Wells Fargo Funds Management hereby agree, jointly and severally, to bear all expenses incurred by any party hereto that are not otherwise borne by an affiliated person of Evergreen Investments or Wells Fargo Funds Management in connection with the Reorganization and with this Plan (other than any brokerage or other transaction costs associated with the sale or purchase of portfolio securities in connection with the Reorganization), whether or not the Reorganization is consummated. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

19. General. This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the agreement between the parties and may not be changed or terminated orally. The parties may execute this Plan in counterparts, which shall be considered one and the same agreement and shall become effective when the counterparts have been executed by and delivered to all the parties. The headings contained in this Plan are for reference only and shall not affect in any way the meaning or interpretation of this Plan. Nothing in this Plan, expressed or implied, confers upon any other person any rights or remedies under or by reason of this Plan. Neither party may assign or transfer any right or obligation under this Plan without the written consent of the other party.

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

WELLS FARGO FUNDS TRUST
 WELLS FARGO VARIABLE TRUST
 for themselves and with respect to the Acquiring Funds and the Target Funds that are their series as listed in Annex A:

ATTEST:

By:
 Name: C. David Messman
 Title: Secretary

By:
 Name: Karla M. Rabusch
 Title: President

IN WITNESS WHEREOF, the parties hereto have caused their duly authorized officers designated below to execute this Plan as of the date first written above.

EVERGREEN FUND TRUST,
 EVERGREEN EQUITY TRUST
 EVERGREEN FIXED INCOME TRUST
 EVERGREEN INTERNATIONAL TRUST
 EVERGREEN MONEY MARKET TRUST
 EVERGREEN MUNICIPAL TRUST
 EVERGREEN SELECT EQUITY TRUST
 EVERGREEN SELECT FIXED INCOME TRUST
 EVERGREEN SELECT MONEY MARKET TRUST
 EVERGREEN VARIABLE ANNUITY TRUST
 for themselves and with respect to the Target Funds that are their series as listed in Annex A:

ATTEST:

By:
 Name:                         Name:
 Title: Secretary             Title: President

WELLS FARGO FUNDS MANAGEMENT, LLC (a party to this Plan as to Section 18 only)

ATTEST:

By:
 Name: C. David Messman
 Title: Secretary

By:
 Name: Andrew Owen
 Title: Senior Vice President

EVERGREEN INVESTMENT MANAGEMENT COMPANY, LLC
 (a party to this Plan as to Section 18 only)

ATTEST:

By:
 Name:                      Name:
 Title: Secretary          Title: Vice President

ANNEX A

ACTIVE REORGANIZATION TABLE
Target Fund	Acquiring Fund	Closing Date
Evergreen Fundamental Mid Cap Value Fund Class A Class B Class C Class I	Mid Cap Disciplined Fund (to be renamed Special Mid Cap Value Fund) Class A Class A Class C Institutional Class	July 16, 2010
Evergreen Mid Cap Growth Fund Class A Class B Class C Class I	Mid Cap Growth Fund Class A Class B Class C Institutional Class	July 16, 2010
Evergreen International Equity Fund Class A Class B Class C Class I Class R	International Core Fund (to be renamed International Equity Fund) Class A Class B Class C Institutional Class (new class) Class R (new class)	July 16, 2010
Evergreen Short-Intermediate Municipal Bond Fund Class A Class B Class C Class I	Short-Term Municipal Bond Fund Class A Class A Class C Class A	July 9, 2010
Evergreen Intermediate Municipal Bond Fund Class A Class B Class C Class I Class IS	Intermediate Tax/AMT-Free Fund Class A Class A Class C Administrator Class Class A	July 9, 2010
Evergreen High Income Municipal Bond Fund Class A Class B Class C Class I	Municipal Bond Fund Class A Class B Class C Administrator Class	July 9, 2010
Evergreen Municipal Bond Fund Class A Class B Class C Class I	Municipal Bond Fund Class A Class B Class C Institutional Class	July 9, 2010
Evergreen California Municipal Bond Fund Class A Class B Class C Class I	California Tax-Free Fund Class A Class B Class C Administrator Class	July 9, 2010
WFA Strategic Income Fund Class A Class B Class C	High Income Fund Class A Class B Class C	July 9, 2010
Evergreen Core Plus Bond Fund Class A Class B Class C Class I	Income Plus Fund Class A Class B Class C Institutional Class	July 9, 2010
Evergreen U.S. Government Fund Class A Class B Class C Class I	Government Securities Fund Class A Class B Class C Administrator Class	July 9, 2010
Evergreen Municipal Money Market Fund Class A Class I Class S	Municipal Money Market Fund Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Institutional 100% Treasury Money Market Fund Institutional Class Institutional Service Class	100% Treasury Money Market Fund Administrator Class (new class) Service Class	July 9, 2010
Evergreen Treasury Money Market Fund Class A Class I Class S	Treasury Plus Money Market Fund Class A Service Class Sweep Class (new class)	July 9, 2010
Evergreen Institutional Treasury Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Treasury Plus Money Market Fund Institutional Class Institutional Class Service Class Institutional Class Service Class	July 9, 2010
Evergreen U.S. Government Money Market Fund Class A Class S	Government Money Market Fund Class A Sweep Class (new class)	July 9, 2010
Evergreen Institutional U.S. Government Money Market Fund Institutional Class Institutional Service Class Investor Class Participant Class	Government Money Market Fund Institutional Class Service Class Institutional Class Service Class	July 9, 2010
Evergreen Prime Cash Management Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Heritage Money Market Fund Institutional Class Institutional Class Service Class (new class) Institutional Class Service Class (new class)	July 9, 2010
Evergreen Institutional Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Heritage Money Market Fund Institutional Class Institutional Class Service Class (new class) Institutional Class Service Class (new class)	July 9, 2010
Evergreen Money Market Fund Class A Class B Class C Class I Class S	Money Market Fund Class A Class B Class C (new class) Service Class (new class) Daily Class (new class)	July 9, 2010
WFA Overland Express Sweep Unnamed Class	Money Market Fund Daily Class (new class)	July 9, 2010
Evergreen VA Core Bond Fund Class 1 (will be liquidated) Class 2	VT Total Return Bond Fund N/A Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA Special Values Fund Class 1 Class 2	VT Small/Mid Cap Value Fund (to be renamed VT Small Cap Value Fund) Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA Growth Fund Class 1 Class 2	VT Small Cap Growth Fund Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
Evergreen VA International Equity Fund Class 1 Class 2	VT International Core Fund (to be renamed VT International Equity Fund) Class 1 (new class) Class 2 (formerly unnamed class)	July 16, 2010
WFA Diversified Bond Fund Administrator Class	Total Return Bond Fund Administrator Class	July 9, 2010
WFA Aggressive Allocation Fund Administrator Class	Growth Balanced Fund Administrator Class	July 16, 2010
WFA Growth Equity Fund Class A Class B Class C Administrator Class Institutional Class	Diversified Equity Fund Class A Class B Class C Administrator Class Administrator Class	July 16, 2010
WFA Large Cap Appreciation Fund Class A Class B Class C Administrator Class Institutional Class	Capital Growth Fund Class A Class A Class C Administrator Class Institutional Class	July 16, 2010
WFA Stable Income Fund Class A Class B Class C Administrator Class	Ultra Short-Term Income Fund Class A Class A Class C Administrator Class	July 9, 2010
Evergreen California Municipal Money Market Fund Class A Class I Class S	California Municipal Money Market Fund Class A Service Class Sweep Class (new class)	July 9, 2010

SHELL REORGANIZATION TABLE
Target Fund	Acquiring Fund	Closing Date
Evergreen Equity Income Fund Class A Class B Class C Class I Class R	Classic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
WFA Specialized Financial Services Fund Class A Class B Class C	Classic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class)	July 16, 2010
Evergreen Disciplined Value Fund Class A Class B Class C Class I	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA Equity Income Fund Class A Class B Class C Administrator Class	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA U.S. Value Fund Class A Class B Class C Administrator Class Investor Class	Disciplined Value Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Investor Class (new class)	July 16, 2010
Evergreen Golden Large Cap Core Fund Class A Class B Class C Class I	Large Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
WFA Large Company Core Fund Class A Class B Class C Administrator Class Investor Class Institutional Class	Large Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Investor Class (new class) Institutional Class (new class)	July 16, 2010
Evergreen Large Company Growth Fund Class A Class B Class C Class I	Premier Large Company Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
WFA Large Company Growth Fund Class A Class B Class C Administrator Class Investor Class Institutional Class	Premier Large Company Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Investor Class (new class) Institutional Class (new class)	July 16, 2010
Evergreen Special Values Fund Class A Class B Class C Class I Class R	Special Small Cap Value Fund (New Shell) Class A (new class) Class B (new class) Class C(new class) Administrator Class (new class) Class A (new class)	July 16, 2010
Evergreen Small Cap Value Fund Class A Class B Class C Class I	Special Small Cap Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Emerging Markets Growth Fund Class A Class B Class C Class I	Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
WFA Emerging Markets Equity Fund Class A Class B Class C Administrator Class	Emerging Markets Equity Fund II (New Shell) (to be renamed Emerging Markets Equity Fund) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen VA Omega Fund Class 1 Class 2	VT Omega Growth Fund (New Shell) Class 1 (new class) Class 2 (new class)	July 16, 2010
WFA VT Large Company Growth Fund Unnamed share class / Class 2	VT Omega Growth Fund (New Shell) Class 2 (new class)	July 16, 2010
Evergreen VA Fundamental Large Cap Fund Class 1 Class 2	VT Core Equity Fund (New Shell) Class 1 (new class) Class 2 (new class)	July 16, 2010
WFA VT Large Company Core Fund Unnamed share class / Class 2	VT Core Equity Fund (New Shell) Class 2 (new class)	July 16, 2010
WFA VT Equity Income Fund Unnamed share class / Class 2	VT Intrinsic Value Fund (New Shell) Class 2 (new class)	July 16, 2010
WFA VT C&B Large Cap Value Fund Unnamed share class/Class 2	VT Intrinsic Value Fund (New Shell) Class 2 (new class)	July 16, 2010
Evergreen Intrinsic Value Fund Class A Class B Class C Class I	Intrinsic Value Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) institutional Class (new class)	July 16, 2010
Evergreen Enhanced S&P 500 Fund Class A Class B Class C Class I Class IS	Disciplined U.S. Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class) Class A (new class)	July 16, 2010
Evergreen Fundamental Large Cap Fund Class A Class B Class C Class I	Core Equity Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Omega Fund Class A Class B Class C Class I Class R	Omega Growth Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
Evergreen Golden Core Opportunities Fund Class A Class B Class C Class I	Small/Mid Cap Core Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Global Large Cap Equity Fund Class A Class B Class C Class I	Disciplined Global Equity Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Global Opportunities Fund Class A Class B Class C Class I	Global Opportunities Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Intrinsic World Equity Fund Class A Class B Class C Class I	Intrinsic World Equity Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Strategic Municipal Bond Fund Class A Class B Class C Class I	Strategic Municipal Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 9, 2010
Evergreen North Carolina Municipal Bond Fund Class A Class B Class C Class I	North Carolina Tax-Free Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Pennsylvania Municipal Bond Fund Class A Class B Class C Class I	Pennsylvania Tax-Free Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Adjustable Rate Fund Class A Class B Class C Class I Class IS	Adjustable Rate Government Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class) Class A (new class)	July 9, 2010
Evergreen International Bond Fund Class A Class B Class C Class I Class IS	International Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class) Class A (new class)	July 9, 2010
Evergreen New Jersey Municipal Money Market Fund Class A Class I Class S	New Jersey Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen New York Municipal Money Market Fund Class A Class I Class S	New York Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Pennsylvania Municipal Money Market Fund Class A Class I Class S	Pennsylvania Municipal Money Market Fund (New Shell) Class A (new class) Service Class (new class) Sweep Class (new class)	July 9, 2010
Evergreen Health Care Fund Class A Class B Class C Class I	Health Care Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 16, 2010
Evergreen Precious Metals Fund Class A Class B Class C Class I	Precious Metals Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
Evergreen Utility & Telecommunications Fund Class A Class B Class C Class I	Utility & Telecommunications Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 16, 2010
Evergreen Asset Allocation Fund Class A Class B Class C Class I Class R	Asset Allocation Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class) Class R (new class)	July 16, 2010
Evergreen Diversified Capital Builder Fund Class A Class B Class C Class I	Diversified Capital Builder Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Diversified Income Builder Fund Class A Class B Class C Class I	Diversified Income Builder Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Institutional Class (new class)	July 9, 2010
Evergreen Strategic Growth Fund Class A Class B Class C Class I Class IS Class R	Strategic Large Cap Growth Fund (New Shell) Class A (new class) Class A (new class) Class C (new class) Institutional Class (new class) Class A (new class) Class R (new class)	July 16, 2010
Evergreen Institutional Municipal Money Market Fund Administrative Class Institutional Class Institutional Service Class Investor Class Participant Class	Municipal Cash Management Money Market Fund (New Shell)
Institutional Class (new class)
Institutional Class (new class)
Service Class (new class)
Institutional Class (new class)
	Service Class (new class)	July 9, 2010
Evergreen Growth Fund Class A Class B Class C Class I	Traditional Small Cap Growth Fund (New Shell) Class A (new class) Class A (new class) Class A (new class) Institutional Class (new class)	July 16, 2010
Evergreen Small-Mid Growth Fund Class A Class I	Growth Opportunities Fund (New Shell) Class A (new class) Institutional Class (new class)	July 16, 2010
Evergreen High Income Fund Class A Class B Class C Class I	High Yield Bond Fund (New Shell) Class A (new class) Class B (new class) Class C (new class) Administrator Class (new class)	July 9, 2010

SCHEDULE A

MATERIAL AGREEMENTS

The following agreements shall be Material Agreements:

Amended and Restated Declaration of Trust of the Wells Fargo Funds Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Declaration of Trust of the Wells Fargo Variable Trust dated March 10, 1999, and amended and restated on March 26, 1999, August 19, 1999, November 5, 2002 and February 8, 2005.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management, LLC ("Wells Fargo Funds Management") and Wells Fargo Funds Trust, dated August 6, 2003, and amended October 1, 2005 and March 27, 2009, with Schedule A amended March 27, 2009.

Amended and Restated Investment Advisory Agreement between Wells Fargo Funds Management and Wells Fargo Variable Trust, dated August 6, 2003, and amended October 1, 2005, with Schedule A amended March 28, 2008.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Schedule A amended August 12, 2009.

Amended and Restated Investment Sub-Advisory Contract among Wells Capital Management Incorporated, Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 1, 2001, with Schedule A amended February 8, 2006.

Investment Sub-Advisory Contract among Artisan Partners Limited Partnership, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated February 1, 2005, with Appendix A dated February 1, 2005 and Appendix B amended on November 8, 2005.

Investment Sub-Advisory Contract among Cooke & Bieler, L.P., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 24, 2004, with Appendix A amended July 18, 2008.

Investment Sub-Advisory Contract among Cooke & Bieler, L.P., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated February 1, 2005, with Appendix A and Appendix B amended February 8, 2006.

Investment Sub-Advisory Contract among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 2, 2009, with Appendix A and Appendix B dated March 2, 2009.

Investment Sub-Advisory Contract among Evergreen Investment Management Company, LLC, Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 2, 2009, with Appendix A and Appendix B dated March 2, 2009.

Investment Sub-Advisory Contract among Global Index Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated June 26, 2006, with Appendix A amended February 7, 2007 and Appendix B amended August 12, 2009.

Investment Sub-Advisory Contract among LSV Asset Management, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated February 1, 2005, with Appendix A and Appendix B dated February 1, 2005.

Investment Sub-Advisory Contract among Matrix Asset Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated April 11, 2005, with Appendix A amended December 1, 2007 and Schedule A amended December 1, 2007.

Investment Sub-Advisory Contract among Matrix Asset Advisors, Inc., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated February 1, 2005, with Appendix A amended February 8, 2006 and Schedule A amended February 8, 2006.

Investment Sub-Advisory Contract among Nelson Capital Management, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated October 1, 2008, with Appendix A and Appendix B dated October 1, 2008.

Investment Sub-Advisory Contract among Peregrine Capital Management, Inc., Wells Fargo Funds Management and Wells Fargo Variable Trust, dated March 1, 2001, with Appendix A amended February 8, 2006 and Schedule A amended May 9, 2007.

Investment Sub-Advisory Contract among Phocas Financial Corporation, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 21, 2008, with Appendix A and Appendix B dated March 21, 2008.

Investment Sub-Advisory Contract among Dresdner RCM Global Investors LLC, Wells Fargo Funds Management and Wells Fargo Funds Trust, dated October 29, 2001, with Appendix A amended January 26, 2008 and Schedule A dated January 26, 2008.

Investment Sub-Advisory Contract among Schroder Investment Management North America, Inc., Wells Fargo Funds Management and Wells Fargo Funds Trust, dated March 1, 2001, with Appendix A and Schedule A dated May 1, 2003.

Amended and Restated Accounting Services Agreement and Amended and Restated Letter Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust and PFPC, Inc., each dated May 10, 2006, including Exhibit A amended June 2, 2009 and Exhibit B.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Funds Trust dated March 1, 2003, with Appendix A amended August 6, 2008 and Schedule A amended August 12, 2009.

Administration Agreement between Wells Fargo Funds Management and Wells Fargo Variable Fund Trust dated March 1, 2003, with Appendix A amended February 8, 2006.

Master Custodian Agreement among State Street Bank, N.A. and Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust dated August 10, 2009, with Appendix A and Schedules A, B, C and D.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Funds Trust, dated April 8, 2005, with Schedule I amended August 12, 2009.

Distribution Agreement between Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust, dated April 8, 2005, with Schedule I amended February 8, 2006.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Funds Trust Board on March 28, 2008, with Appendix A amended June 2, 2009.

Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 approved by the Wells Fargo Variable Trust Board on March 28, 2008, with Appendix A amended February 8, 2006.

Expense Assumption Agreement between Wells Fargo Funds Trust and Wells Fargo Funds Management dated February 29, 2008, with Schedule A.

Amended and Restated Fee and Expense Agreement among Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A amended August 12, 2009.

Amended and Restated Fee and Expense Agreement between Wells Fargo Variable Trust and Wells Fargo Funds Management, dated October 3, 2008, with Schedule A.

Shareholder Servicing Plan approved by the Board of Wells Fargo Fund Trust on March 27, 2009, with Appendix A amended June 2, 2009.

Amended and Restated Joint Fidelity Bond Allocation Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust amended and restated on May 1, 2006, with Appendix A amended November 14, 2008.

Rule 18f-3 Multi-Class Plan approved by the Board of Wells Fargo Funds Trust on March 26, 1999 and amended August 6, 2008, with Appendix A amended June 2, 2009 and Appendix B amended March 28, 2008.

Amended and Restated Securities Lending Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management and Wells Fargo Bank, N.A. amended and restated on November 1, 2008, with accompanying schedules and Letter regarding Account Revenues dated September 1, 2007.

Transfer Agency and Service Agreement among Boston Financial Data Services, Inc., Wells Fargo Funds Trust and Wells Fargo Variable Trust, dated April 11, 2005, amended on December 18, 2007 and Schedule A amended December 1, 2009.

EVERGREEN EQUITY TRUST
 With respect to Evergreen Asset Allocation Fund, Evergreen Disciplined Value Fund, Evergreen Diversified Capital Builder Fund, Evergreen Enhanced S&P 500 Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, Evergreen Golden Large Cap Core Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Intrinsic Value Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small Cap Value Fund, Evergreen Small-Mid Growth Fund, Evergreen Special Values Fund, and Evergreen Utility & Telecommunication Fund

 Advisory Agreements
 Investment Advisory and Management Agreement between Evergreen Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Asset Allocation Fund, Evergreen Diversified Capital Builder Fund, Evergreen Disciplined Value Fund, Evergreen Enhanced S&P 500® Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Growth Fund, Evergreen Health Care Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund and Evergreen Utility & Telecommunications Fund)

Investment Advisory and Management Agreement between Evergreen Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009, with respect to Evergreen Small-Mid Growth Fund, Evergreen Intrinsic Value Fund, Evergreen Fundamental Mid Cap Value Fund, Evergreen Golden Core Opportunities Fund, and Evergreen Golden Large Cap Core Fund)

Underwriting Agreements
 Principal Underwriting Agreement between Evergreen Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Principal Underwriting Agreement between Evergreen Equity Trust and Kokusai Securities Company Limited (dated 1/23/1998)

Principal Underwriting Agreement between Evergreen Equity Trust and Nomura Securities Company (dated 1/23/1998)

Deferred Compensation Plan
 Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
 Custodian Agreement between Evergreen Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 10/18/1999 (with respect to Evergreen Growth Fund), 7/6/2000, 6/29/2001, 6/14/2002 (with respect to Evergreen Special Values Fund), 9/11/2002 (with respect to Evergreen Asset Allocation Fund), 3/7/2005 (with respect to Evergreen Disciplined Value Fund), 10/1/2005 (with respect to Evergreen Small-Mid Growth Fund), 10/12/2005 (with respect to Evergreen Small-Mid Growth Fund), 1/19/2006, 12/7/2006, 7/16/2007 (with respect to Evergreen Fundamental Mid Cap Value Fund), and 12/10/2007 (with respect to Evergreen Golden Core Opportunities Fund and Evergreen Golden Large Cap Core Fund))

Amended Pricing Schedule to Custodian Agreement (dated 12/19/2006)

Remote Access Services Agreement between Evergreen Equity Trust and State Street Bank and Trust Company (dated 4/4/2007)

Administrative Services Agreement
 Master Administrative Services Agreement between Evergreen Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Equity Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
 Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
 Multiple Class Plan (dated 10/7/2003)

 EVERGREEN SELECT EQUITY TRUST
 With respect to Evergreen Strategic Growth Fund

Advisory Agreement
 Investment Advisory and Management Agreement between Evergreen Select Equity Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
 Principal Underwriting Agreement between Evergreen Select Equity Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
 Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
 Custodian Agreement between Evergreen Select Equity Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
 Master Administrative Services Agreement between Evergreen Select Equity Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Investment Management Company LLC, Evergreen Investment Services, Inc., and Evergreen Select Equity Trust (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Equity Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
 Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Distribution Plan for Class IS Shares (dated 12/31/2008)

Multiple Class Plan
 Multiple Class Plan (dated 10/7/2003)

 EVERGREEN FIXED INCOME TRUST
 With respect to Evergreen Core Plus Bond Fund, Evergreen Diversified Income Builder Fund, Evergreen High Income Fund and Evergreen U.S. Government Fund

Advisory Agreement
 Investment Advisory and Management Agreement between Evergreen Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Letter Amendment to the Investment Advisory and Management Agreement between Evergreen Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 9/19/2008, with respect to Evergreen High Income Fund)

Underwriting Agreement
 Principal Underwriting Agreement between Evergreen Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
 Deferred Compensation Plan (as of 9/18/1997)

Custodian Agreement
 Custodian Agreement between Evergreen Fixed Income Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
 Master Administrative Services Agreement between Evergreen Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
 Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Multiple Class Plan
 Multiple Class Plan (dated 10/7/2003)

 EVERGREEN SELECT FIXED INCOME TRUST
 With respect to Evergreen Adjustable Rate Fund, Evergreen Intermediate Municipal Bond Fund, and Evergreen International Bond Fund

Advisory Agreement
 Investment Advisory and Management Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
 Principal Underwriting Agreement between Evergreen Select Fixed Income Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
 Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
 Custodian Agreement between Evergreen Select Fixed Income Trust and State Street Bank and Trust Company (dated 11/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 1/1/2007)

Administrative Services Agreement
 Master Administrative Services Agreement between Evergreen Select Fixed Income Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement between Evergreen Select Fixed Income Trust, Evergreen Investment Management Company, LLC, and Evergreen Investment Services, Inc. (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Select Fixed Income Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
 Distribution Plan for Institutional Service Class Shares (dated 12/31/2008)

Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Distribution Plan for Class R Shares (dated 12/31/2008)

Multiple Class Plan
 Multiple Class Plan (dated 10/7/2003)

 EVERGREEN MUNICIPAL TRUST
 With respect to Evergreen California Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, Evergreen Short-Intermediate Municipal Bond Fund and Evergreen Strategic Municipal Bond Fund

Advisory Agreement
 Investment Advisory and Management Agreement between Evergreen Municipal Trust and Evergreen Investment Management Company, LLC (dated 2/12/2009)

Underwriting Agreement
 Principal Underwriting Agreement between Evergreen Municipal Trust and Wells Fargo Funds Distributor, LLC (dated 1/4/2010)

Deferred Compensation Plan
 Deferred Compensation Plan (dated 1/1/2005)

Custodian Agreement
 Custodian Agreement between Evergreen Municipal Trust and State Street Bank and Trust Company (dated 9/18/1997, as amended 7/6/2000, 6/29/2001, 1/19/2006, and 12/7/2006)

Amended Pricing Schedule to Custodian Agreement (dated 12/7/2006)

Administrative Services Agreement
 Master Administrative Services Agreement between Evergreen Municipal Trust and Evergreen Investment Services, Inc. (dated 1/2/2002)

Transfer and Assumption of Master Administrative Services Agreement (dated 1/1/2008)

Amended and Restated Master Transfer and Recordkeeping Agreement between Evergreen Municipal Trust and Evergreen Service Company, LLC (dated 9/21/2006)

Distribution Plans
 Distribution Plan for Class A Shares (dated 12/31/2008)

Distribution Plan for Class B Shares (dated 12/31/2008)

Distribution Plan for Class C Shares (dated 12/31/2008)

Multiple Class Plan
 Multiple Class Plan (dated 10/7/2003)

EXHIBIT A

WELLS FARGO FUNDS TRUST
 WELLS FARGO VARIABLE TRUST
 525 Market Street, 12th Floor
 San Francisco, California 94105

[_____________, 2010]

To each of the Persons
 Named on Appendix A
 (each, a "Current Trustee" and
 collectively, the "Current Trustees")

It is anticipated that in the future substantially all of the investment companies managed or sponsored by Evergreen Investment Management Company LLC ("EIMCO") or its affiliates (each, an "Evergreen Fund") will be reorganized in transactions involving in each case one or more acquiring Wells Fargo Advantage Funds (each, a "Wells Fargo Fund") that are part of Wells Fargo Funds Trust or Wells Fargo Variable Trust (each, a "Trust"), in which the Evergreen Fund will not be the surviving legal entity (although it may be the so-called "accounting" or "performance" survivor). The other Evergreen Funds will not be so reorganized, but it is expected that (i) they will be liquidated or (ii) that the persons then serving as trustees of one or more Wells Fargo Funds will be elected to serve as trustees of those Evergreen Funds, and that the terms of office of some or all of the then-existing trustees of the Evergreen Funds will terminate.

Each Current Trustee serves as a trustee of the Evergreen Funds and may from time to time be subject to claims by or on behalf of, or actual or potential liabilities to, one or more of the Evergreen Funds, successors in interest to one or more of the Evergreen Funds, or other persons, relating directly or indirectly to his or her service as a trustee of the Evergreen Funds. The Evergreen Funds have, with the assistance of EIMCO or its affiliates, purchased insurance which may be available to the Current Trustees in the future to protect the Current Trustees against such claims or liabilities, and the costs of investigating and defending against them, and the Evergreen Funds and/or the Wells Fargo Funds may purchase additional insurance in the future. In addition, the Current Trustees may have existing rights to receive advancement of expenses and/or be indemnified by one or more of the Evergreen Funds themselves for any costs, fees, expenses, damages, liabilities, or other losses incurred by them in connection with or as a result of such claims. All such existing rights to advancement of expenses and/or indemnification are hereinafter referred to as "Existing Rights".

It is anticipated that the surviving Wells Fargo Fund in each reorganization transaction involving an Evergreen Fund will assume the liabilities and obligations of the Evergreen Fund, including in respect of advancement of expenses and indemnification for the benefit of the Current Trustees.

In order to ensure that each Current Trustee maintains and preserves all Existing Rights in respect of advancement of expenses and indemnification, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, each Trust hereby irrevocably agrees with respect to each acquiring Wells Fargo Fund in respect of an Evergreen Fund that has been acquired by such acquiring Wells Fargo Fund as follows, for the benefit of each Current Trustee:

1(a) The Wells Fargo Fund shall indemnify and hold harmless each Current Trustee, together with each Current Trustee's heirs, executors, administrators, and personal representatives (each indemnified person referred to as a "Covered Person") against all costs, fees, expenses, damages, liabilities, or other losses, including but not limited to amounts paid in satisfaction of judgments, in settlement or other compromise, or as fines and penalties, and fees and expenses, including reasonable accountants' and counsel fees, incurred by such Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party, witness or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been a trustee of any Evergreen Fund, except with respect to any matter as to which (and then only to the extent that) such Covered Person shall have been finally adjudicated in such action, suit, or other proceeding (such adjudication not being subject to appeal) (i) not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of any Evergreen Fund; or (ii) to be liable to the Evergreen Fund in question or its shareholders by reason of such Covered Person's willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office; or (iii) for a criminal proceeding, to have had reasonable cause to believe that his or her conduct was unlawful (the conduct described in (i), (ii), and (iii) being referred to hereafter as "Disabling Conduct").

(b) Reasonable expenses, including without limitation accountants' and counsel fees so incurred by such Covered Person shall be paid promptly from time to time by the Wells Fargo Fund upon demand by any Covered Person in advance of the final disposition of any such action, suit, or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to him or her if it is ultimately determined by a court of competent jurisdiction upon a final, non-appealable adjudication that indemnification of such expenses is not authorized under this letter agreement because such expenses were the direct result of such Current Trustee's Disabling Conduct. Notwithstanding the foregoing, nothing contained within this section or elsewhere in this letter agreement shall permit the payment of any indemnification of any Covered Person to the extent prohibited by the Investment Company Act of 1940 or any other law, rule, or regulation to which the acquiring Wells Fargo Fund is bound.

(c) The phrase "action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or administrative or legislative body," wherever used in this letter agreement, includes without limitation any threatened, pending, or completed claim, demand, threat, discovery request, request for testimony or information, action, suit, arbitration, alternative dispute mechanism, review, hearing, or any formal or informal inquiry, exam, inspection, audit, or investigation, or any other proceeding, including any appeal from any of the foregoing, whether civil, criminal, administrative, regulatory, or investigative, and whether by or on behalf of any court, the Securities and Exchange Commission, or any other federal, state, or other governmental, regulatory, or administrative body, authority, or agency, or any self-regulatory organization, of any kind.

2. To the extent that any Covered Person is, by reason of a Current Trustee's service to an Evergreen Fund, a witness for any reason in any action, suit, or other proceeding, whether civil, administrative, regulatory, or criminal, before any court or any federal, state, or other governmental, regulatory, or administrative body, authority or agency, or any self-regulatory organization, of any kind, to which such Covered Person is not a party, such Covered Person shall be indemnified against, and the Wells Fargo Fund will advance to the Covered Person upon demand payment for, any and all expenses, including reasonable accountants' or counsel fees, actually and reasonably incurred or expected to be incurred by such Covered Person in connection therewith.

3.(a) If and to the extent that proceeds of any insurance or of any rights to indemnification to which a Covered Person is entitled are in the actual possession or control of the Covered Person and are currently available to pay any liabilities and expenses as to which the Wells Fargo Fund has an indemnification obligation under this letter agreement, the amount of the indemnification obligation of the Wells Fargo Fund under this letter agreement in respect of such liability or expense along with any future liabilities and expenses as to which the Wells Fargo Fund has an indemnification obligation under this letter agreement, in total, shall be reduced by the amount of such proceeds in the actual possession or control of the Covered Person and available for such payment.

(b) If and to the extent that, after the Wells Fargo Fund has paid amounts to a Covered Person by way of indemnification under this letter agreement in respect of any liability or expense, proceeds of any insurance or of any other rights to indemnification to which a Covered Person is entitled in respect of such liability or expense come into the actual possession or control of the Covered Person and are currently available for payment by the Covered Person to the Wells Fargo Fund and are not available (and will not become available) to pay or reimburse the Covered Person for any present or anticipated liability or expense for which the Wells Fargo Fund has not previously provided indemnity under this letter agreement, then the Covered Person shall repay to the Wells Fargo Fund any amounts previously paid to him by the Wells Fargo Fund by way of indemnification under this letter agreement up to the amount of such proceeds in the actual possession or control of the Covered Person and available for such payment.

(c) If a Covered Person actually becomes aware that any insurance or indemnification rights are available to the Covered Person to pay, or to reimburse the payment of, any liability or expense for which the Wells Fargo Fund has previously provided indemnification under this letter agreement or may be called upon to provide indemnification under this letter agreement, then such Covered Person shall provide notice of such insurance or indemnification right in writing to the Wells Fargo Fund and, upon reasonable request by the Wells Fargo Fund and at the expense of the Wells Fargo Fund, take such reasonable steps as the Wells Fargo Fund may specify to obtain the benefit of such insurance or indemnification rights in respect of such liability or expense; provided, however, that the Wells Fargo Fund may not delay payment for any reason and shall not be relieved from its indemnification obligations under this letter agreement while any efforts to obtain such benefit are pending.

4. The right of indemnification provided by this letter agreement shall not expand, diminish or otherwise affect Existing Rights of any Current Trustee, and shall not be exclusive of and shall not expand, diminish or otherwise affect any other rights to which any Covered Person may be entitled. Nothing contained in this letter agreement shall affect any other right to indemnification to which any Covered Person may be entitled by contract or otherwise.

5. Each Trust and each acquiring Wells Fargo Fund is committing on its own behalf to its obligations under this letter agreement separately from each other Trust and acquiring Wells Fargo Fund and not jointly or jointly and severally. For the sake of clarity, no Wells Fargo Fund shall be liable for the obligations of an Evergreen Fund that has been acquired by any other acquiring Wells Fargo Fund. This letter agreement is binding upon all successors of each Wells Fargo Fund.

6. If any provision of this letter agreement shall be held to be invalid, illegal, or unenforceable, in whole or in part, for any reason whatsoever, (i) the validity, legality, and enforceability of the remaining provisions (including, without limitation, each portion of this letter agreement containing any provision that is not by itself invalid, illegal, or unenforceable) shall not in any way be affected or impaired thereby, and (ii) to the fullest extent possible, the remaining provisions of this letter agreement shall be construed so as to give effect to the intent manifested by the provision held invalid, illegal, or unenforceable.

7. No supplement, modification, or amendment of this letter agreement shall be binding unless executed in writing by all of the parties (or their respective successors or legal representatives) hereto. Any waiver by any party of any breach of any other party of any provision contained in this letter agreement to be performed by such other party must be in writing and signed by the waiving party (or such party's successor or legal representative), and no such waiver shall be deemed a waiver of similar or other provisions at the same or any previous or subsequent time.

8. This letter agreement may be executed in one or more counterparts, each of which shall be an original, and all of which when taken together shall constitute one agreement. This letter agreement shall be governed by and construed and enforced in accordance with the laws of the State of Delaware without reference to principles of conflict of laws.

9. Each Trust hereby submits to the exclusive jurisdiction of the Court of Chancery of the State of Delaware, or, if jurisdiction will not lie in such Court, in the superior court of the State of Delaware or the federal district court located in Delaware, with respect to any action, suit, or proceeding with respect to this letter agreement.

Each Trust, with respect to each Wells Fargo Fund, acknowledges and agrees that each Current Trustee may rely on the Wells Fargo Fund's undertakings in this letter agreement.

Very truly yours,
WELLS FARGO FUNDS TRUST
 WELLS FARGO VARIABLE TRUST

By:__________________________
 Name:
 Tile:

Agreed and Accepted:

____________________________
 [signature line for each Trustee]

Appendix A

[Names of Evergreen Trustees as of June 30, 2010]

Exhibit B
Comparison of the Funds' Fundamental Investment Policies

Borrowing
Target Fund	Acquiring Fund
Evergreen Intrinsic Value Fund	Wells Fargo Advantage Intrinsic Value Fund
Evergreen Enhanced S&P® 500 Fund	Wells Fargo Advantage Disciplined U.S. Core Fund
Evergreen Fundamental Large Cap Fund	Wells Fargo Advantage Core Equity Fund
Evergreen Strategic Growth Fund	Wells Fargo Advantage Strategic Large Cap Growth Fund
Evergreen Omega Fund	Wells Fargo Advantage Omega Growth Fund
Evergreen Golden Core Opportunities Fund	Wells Fargo Advantage Small Mid/Cap Core Fund
Evergreen Global Large Cap Equity Fund	Wells Fargo Advantage Disciplined Global Equity Fund
Evergreen Global Opportunities Fund	Wells Fargo Advantage Global Opportunities Fund
Evergreen Intrinsic World Equity Fund	Wells Fargo Advantage Intrinsic World Equity Fund
Evergreen Strategic Municipal Bond Fund	Wells Fargo Advantage Strategic Municipal Bond fund
Evergreen North Carolina Municipal Bond Fund	Wells Fargo Advantage North Carolina Tax-Free Fund
Evergreen Pennsylvania Municipal Bond Fund	Wells Fargo Advantage Pennsylvania Tax-Free Fund
Evergreen Adjustable Rate Fund	Wells Fargo Advantage Adjustable Rate Government Fund
Evergreen International Bond Fund	Wells Fargo Advantage International Bond Fund
Evergreen Health Care Fund	Wells Fargo Advantage Health Care Fund
Evergreen Precious Metals Fund	Wells Fargo Advantage Precious Metals Fund
Evergreen Utilities and Telecommunications Fund	Wells Fargo Advantage Utilities and Telecommunications Fund
Evergreen Diversified Capital Builder Fund	Wells Fargo Advantage Diversified Capital Builder Fund
Evergreen Diversified Income Builder Fund	Wells Fargo Advantage Diversified Income Builder Fund
Evergreen Growth Fund	Wells Fargo Advantage Traditional Small Cap Growth Fund
Evergreen Small-Mid Growth Fund	Wells Fargo Advantage Growth Opportunities Fund
Evergreen High Income Fund	Wells Fargo Advantage High Yield Bond Fund
Evergreen Special Values Fund Evergreen Small Cap Value Fund	Wells Fargo Advantage Special Small Cap Value Fund
The Fund may not borrow money, except to the extent permitted by applicable law. Further Explanation of Borrowing Policy: Under the 1940 Act generally, the Fund may borrow from banks in an amount up to 33 1/3% of its total assets (including amounts borrowed) for any reason, and the Fund may also borrow up to an additional 5% of its total assets from banks or others for temporary or emergency purposes. The Fund may also borrow from certain other Evergreen funds pursuant to applicable exemptive relief, within the limitations described above.	The Fund may not borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.

Commodities
Target Fund	Acquiring Fund
Evergreen Intrinsic Value Fund	Wells Fargo Advantage Intrinsic Value Fund
Evergreen Enhanced S&P® 500 Fund	Wells Fargo Advantage Disciplined U.S. Core FUnd
Evergreen Fundamental Large Cap Fund	Wells Fargo Advantage Core Equity Fund
Evergreen Strategic Growth Fund	Wells Fargo Advantage Strategic Large Cap Growth Fund
Evergreen Omega Fund	Wells Fargo Advantage Omega Growth Fund
Evergreen Golden Core Opportunities Fund	Wells Fargo Advantage Small Mid/Cap Core Fund
Evergreen Global Large Cap Equity Fund	Wells Fargo Advantage Disciplined Global Equity Fund
Evergreen Global Opportunities Fund	Wells Fargo Advantage Global Opportunities Fund
Evergreen Intrinsic World Equity Fund	Wells Fargo Advantage Intrinsic World Equity Fund
Evergreen Strategic Municipal Bond Fund	Wells Fargo Advantage Strategic Municipal Bond Fund
Evergreen North Carolina Municipal Bond Fund	Wells Fargo Advantage North Carolina Tax-Free Fund
Evergreen Pennsylvania Municipal Bond Fund	Wells Fargo Advantage Pennsylvania Tax-Free Fund
Evergreen Adjustable Rate Fund	Wells Fargo Advantage Adjustable Rate Government Fund
Evergreen International Bond Fund	Wells Fargo Advantage International Bond Fund
Evergreen Health Care Fund	Wells Fargo Advantage Health Care Fund
Evergreen Precious Metals Fund	Wells Fargo Advantage Precious Metals Fund
Evergreen Utility and Telecommunications Fund	Wells Fargo Advantage Utility and Telecommunications Fund
Evergreen Diversified Capital Builder Fund	Wells Fargo Advantage Diversified Capital Builder Fund
Evergreen Diversified Income Builder Fund	Wells Fargo Advantage Diversified Income Builder Fund
Evergreen Growth Fund	Wells Fargo Advantage Traditional Small Cap Growth Fund
Evergreen Small-Mid Growth Fund	Wells Fargo Advantage Growth Opportunities Fund
Evergreen High Income Fund	Wells Fargo Advantage High Yield Bond Fund
Evergreen Special Values Fund Evergreen Small Cap Value Fund	Wells Fargo Advantage Special Small Cap Value Fund
The Fund may not purchase or sell commodities or contracts on commodities, except to the extent that the Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.	The Fund may not purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Concentration
Target Fund	Acquiring Fund
Evergreen Intrinsic Value Fund	Wells Fargo Advantage Intrinsic Value Fund
Evergreen Enhanced S&P® 500 Fund	Wells Fargo Advantage Disciplined U.S. Core Fund
Evergreen Fundamental Large Cap Fund	Wells Fargo Advantage Core Equity Fund
Evergreen Strategic Growth Fund	Wells Fargo Advantage Strategic Large Cap Growth Fund
Evergreen Omega Fund	Wells Fargo Advantage Omega Growth Fund
Evergreen Golden Core Opportunities Fund	Wells Fargo Advantage Small Mid/Cap Core Fund
Evergreen Global Large Cap Equity Fund	Wells Fargo Advantage Disciplined Global Equity Fund
Evergreen Global Opportunities Fund	Wells Fargo Advantage Global Opportunities Fund
Evergreen Intrinsic World Equity Fund	Wells Fargo Advantage Intrinsic World Equity Fund
Evergreen Adjustable Rate Fund	Wells Fargo Advantage Adjustable Rate Government Fund
Evergreen International Bond Fund	Wells Fargo Advantage International Bond Fund
Evergreen Diversified Capital Builder Fund	Wells Fargo Advantage Diversified Capital Builder Fund
Evergreen Diversified Income Builder Fund	Wells Fargo Advantage Diversified Income Builder Fund
Evergreen Growth Fund	Wells Fargo Advantage Traditional Small Cap Growth Fund
Evergreen Small-Mid Growth Fund	Wells Fargo Advantage Growth Opportunities Fund
Evergreen High Income Fund	Wells Fargo Advantage High Yield Bond Fund
Evergreen Special Values Fund Evergreen Small Cap Value Fund	Wells Fargo Advantage Special Small Cap Value Fund
The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities).

Further Explanation of Concentration Policy: The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).	The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in repurchase agreements, [or (iv) municipal securities].

Concentration
Target Fund	Acquiring Fund
Evergreen North Carolina Municipal Bond Fund	Wells Fargo Advantage North Carolina Tax-Free Fund
Evergreen Pennsylvania Municipal Bond Fund	Wells Fargo Advantage Pennsylvania Tax-Free Fund
Evergreen Strategic Municipal Bond Fund	Wells Fargo Advantage Strategic Municipal Bond Fund
The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities). Further Explanation of Concentration Policy: The Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions).	The Fund may not purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that (i) this restriction does not limit a Fund's investments in securities of other investment companies, (ii) this restriction does not limit a Fund's investments in municipal securities, (iii) each Fund may invest 25% or more of the current value of its total assets in private activity bonds or notes that are the ultimate responsibility of non- government issuers conducting their principal business activity in the same industry; and (iv) each Fund may invest 25% or more of the current value of its total assets in securities whose issuers are located in the same state or securities the interest and principal on which are paid from revenues of similar type projects.

Concentration
Target Fund	Acquiring Fund
Evergreen Health Care Fund	Wells Fargo Advantage Health Care Fund
Evergreen Precious Metals Fund	Wells Fargo Advantage Precious Metals Fund
Evergreen Utility and Telecommunications Fund	Wells Fargo Advantage Utility and Telecommunications Fund
Evergreen Health Care Fund, Evergreen Utility and Telecommunications Fund and Evergreen Precious Metals Fund will concentrate their investments in securities of issuers primarily engaged in the healthcare sector, the utility and telecommunications sector, and in securities related to mining, processing or dealing in gold or other precious metals, respectively. Health Care Fund is required to invest at least 80% of its assets in healthcare companies that develop, produce or distribute products or services related to the healthcare or medical industries. Utility and Telecommunications Fund is required to invest at least 80% of its assets in companies within the utility and telecommunications industries. Precious Metals Fund concentrates (invests more than 25% of its total assets) in securities related to mining, processing or dealing in gold or other precious metals and minerals.	Wells Fargo Advantage Health Care Fund, Wells Fargo Advantage Utility and Telecommunications Fund and Wells Fargo Advantage Precious Metals Fund will concentrate their investments in securities of issuers primarily engaged in the healthcare sector, the utility and telecommunications sector, and in securities related to mining, processing or dealing in gold or other precious metals, respectively. Health Care Fund is required to invest at least 80% of its net assets in equity securities of healthcare companies that develop, produce or distribute products or services related to the healthcare, life sciences or medical industries. Utility and Telecommunications Fund is required to invest at least 80% of its net assets in common, preferred and convertible debentures of utility (water, gas, electric) and telecommunications companies. Precious Metals Fund is required to invest at least 80% of its net assets in investments related to precious metals.

Diversification
Target Fund	Acquiring Fund
Evergreen Intrinsic Value Fund	Wells Fargo Advantage Intrinsic Value Fund
Evergreen Enhanced S&P® 500 Fund	Wells Fargo Advantage Disciplined U.S. Core Fund
Evergreen Fundamental Large Cap Fund	Wells Fargo Advantage Core Equity Fund
Evergreen Strategic Growth Fund	Wells Fargo Advantage Strategic Large Cap Growth Fund
Evergreen Omega Fund	Wells Fargo Advantage Omega Growth Fund
Evergreen Golden Core Opportunities Fund	Wells Fargo Advantage Small Mid/Cap Core Fund
Evergreen Global Large Cap Equity Fund	Wells Fargo Advantage Disciplined Global Equity Fund
Evergreen Global Opportunities Fund	Wells Fargo Advantage Global Opportunities Fund
Evergreen Intrinsic World Equity Fund	Wells Fargo Advantage Intrinsic World Equity Fund
Evergreen Adjustable Rate Fund	Wells Fargo Advantage Adjustable Rate Government Fund
Evergreen International Bond Fund	Wells Fargo Advantage International Bond Fund
Evergreen Diversified Capital Builder Fund	Wells Fargo Advantage Diversified Capital Builder Fund
Evergreen Diversified Income Builder Fund	Wells Fargo Advantage Diversified Income Builder Fund
Evergreen Growth Fund	Wells Fargo Advantage Traditional Small Cap Growth Fund
Evergreen Small-Mid Growth Fund	Wells Fargo Advantage Growth Opportunities Fund
Evergreen High Income Fund	Wells Fargo Advantage High Yield Bond Fund
Evergreen Special Values Fund Evergreen Small Cap Value Fund	Wells Fargo Advantage Special Small Cap Value Fund
The Fund may not make any investment that is inconsistent with the Fund's classification as a diversified investment company under the 1940 Act. Further Explanation of Diversification Policy: To remain classified as a diversified investment company under the 1940 Act, the Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. The 5% and 10% limitations do not apply to (1) the Fund's assets represented by cash or cash equivalents, (2) investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities, and (3) shares of other investment companies.	The Fund may not purchase securities of any issuer if, as a result, with respect to 75% of a fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

Non-Diversification
Target Fund	Acquiring Fund
Evergreen North Carolina Municipal Bond Fund	Wells Fargo Advantage North Carolina Tax-Free Fund
Evergreen Pennsylvania Municipal Bond Fund	Wells Fargo Advantage Pennsylvania Tax-Free Fund
Evergreen Strategic Municipal Bond Fund	Wells Fargo Advantage Strategic Municipal Bond Fund
Evergreen Health Care Fund	Wells Fargo Advantage Health Care Fund
Evergreen Precious Metals Fund	Wells Fargo Advantage Precious Metals Fund
Evergreen Utility and Telecommunications Fund	Wells Fargo Advantage Utility and Telecommunications Fund
Each Fund may not make any investment that is inconsistent with its classification as a non-diversified investment company under the 1940 Act. Further Explanation of Non-Diversified Funds: A non-diversified investment company is not limited by the 1940 Act as to the amount of assets that may be invested in any one issuer. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more than 25% of its total assets invested in the securities (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies) of any one issuer. In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, or invest in more than 10% of the voting securities (other than securities issued by the U.S. government, its agencies or instrumentalities) of any one issuer, determined at the time of purchase.	Except for Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund, Wells Fargo Advantage Health Care Fund, Wells Fargo Advantage Precious Metals Fund and Wells Fargo Advantage Utility and Telecommunications Fund, the Funds may not purchase securities of any issuer if, as a result, with respect to 75% of a fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investment in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

Issuing Senior Securities
Target Fund	Acquiring Fund
Evergreen Intrinsic Value Fund	Wells Fargo Advantage Intrinsic Value Fund
Evergreen Enhanced S&P® 500 Fund	Wells Fargo Advantage Disciplined U.S. Core Fund
Evergreen Fundamental Large Cap Fund	Wells Fargo Advantage Core Equity Fund
Evergreen Strategic Growth Fund	Wells Fargo Advantage Strategic Large Cap Growth Fund
Evergreen Omega Fund	Wells Fargo Advantage Omega Growth Fund
Evergreen Golden Core Opportunities Fund	Wells Fargo Advantage Small Mid/Cap Core Fund
Evergreen Global Large Cap Equity Fund	Wells Fargo Advantage Disciplined Global Equity Fund
Evergreen Global Opportunities Fund	Wells Fargo Advantage Global Opportunities Fund
Evergreen Intrinsic World Equity Fund	Wells Fargo Advantage Intrinsic World Equity Fund
Evergreen Strategic Municipal Bond Fund	Wells Fargo Advantage Strategic Municipal Bond Fund
Evergreen North Carolina Municipal Bond Fund	Wells Fargo Advantage North Carolina Tax-Free Fund
Evergreen Pennsylvania Municipal Bond Fund	Wells Fargo Advantage Pennsylvania Tax-Free Fund
Evergreen Adjustable Rate Fund	Wells Fargo Advantage Adjustable Rate Government Fund
Evergreen International Bond Fund	Wells Fargo Advantage International Bond Fund
Evergreen Health Care Fund	Wells Fargo Advantage Health Care Fund
Evergreen Precious Metals Fund	Wells Fargo Advantage Precious Metals Fund
Evergreen Utility and Telecommunications Fund	Wells Fargo Advantage Utility and Telecommunications Fund
Evergreen Diversified Capital Builder Fund	Wells Fargo Advantage Diversified Capital Builder Fund
Evergreen Diversified Income Builder Fund	Wells Fargo Advantage Diversified Income Builder Fund
Evergreen Growth Fund	Wells Fargo Advantage Traditional Small Cap Growth Fund
Evergreen Small-Mid Growth Fund	Wells Fargo Advantage Growth Opportunities Fund
Evergreen High Income Fund	Wells Fargo Advantage High Yield Bond Fund
Evergreen Special Values Fund Evergreen Small Cap Value Fund	Wells Fargo Advantage Special Small Cap Value Fund
Except as permitted under the 1940 Act, the Fund may not issue senior securities.	The Fund may not issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder.

Lending[1]
Target Fund	Acquiring Fund
Evergreen Intrinsic Value Fund	Wells Fargo Advantage Intrinsic Value Fund
Evergreen Enhanced S&P® 500 Fund	Wells Fargo Advantage Disciplined U.S. Core Fund
Evergreen Fundamental Large Cap Fund	Wells Fargo Advantage Core Equity Fund
Evergreen Strategic Growth Fund	Wells Fargo Advantage Strategic Large Cap Growth Fund
Evergreen Omega Fund	Wells Fargo Advantage Omega Growth Fund
Evergreen Golden Core Opportunities Fund	Wells Fargo Advantage Small Mid/Cap Core Fund
Evergreen Global Large Cap Equity Fund	Wells Fargo Advantage Disciplined Global Equity Fund
Evergreen Global Opportunities Fund	Wells Fargo Advantage Global Opportunities Fund
Evergreen Intrinsic World Equity Fund	Wells Fargo Advantage Intrinsic World Equity Fund
Evergreen Strategic Municipal Bond Fund	Wells Fargo Advantage Strategic Municipal Bond Fund
Evergreen North Carolina Municipal Bond Fund	Wells Fargo Advantage North Carolina Tax-Free Fund
Evergreen Pennsylvania Municipal Bond Fund	Wells Fargo Advantage Pennsylvania Tax-Free Fund
Evergreen Adjustable Rate Fund	Wells Fargo Advantage Adjustable Rate Government Fund
Evergreen International Bond Fund	Wells Fargo Advantage International Bond Fund
Evergreen Health Care Fund	Wells Fargo Advantage Health Care Fund
Evergreen Precious Metals Fund	Wells Fargo Advantage Precious Metals Fund
Evergreen Utility and Telecommunications Fund	Wells Fargo Advantage Utility and Telecommunications Fund
Evergreen Diversified Capital Builder Fund	Wells Fargo Advantage Diversified Capital Builder Fund
Evergreen Diversified Income Builder Fund	Wells Fargo Advantage Diversified Income Builder Fund
Evergreen Growth Fund	Wells Fargo Advantage Traditional Small Cap Growth Fund
Evergreen Small-Mid Growth Fund	Wells Fargo Advantage Growth Opportunities Fund
Evergreen High Income Fund	Wells Fargo Advantage High Yield Bond Fund
Evergreen Special Values Fund Evergreen Small Cap Value Fund	Wells Fargo Advantage Special Small Cap Value Fund
The Fund may not make loans to other persons, except that the Fund may lend its portfolio securities or cash in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan. Further Explanation of Lending Policy: To generate income and offset expenses, the Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Increases or decreases in the market value of a security lent will affect the Fund and its shareholders. When the Fund lends its securities, it will require the borrower to give the Fund collateral in cash, cash equivalents or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans. Except for Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen Intrinsic World Equity Fund, Evergreen Strategic Municipal Bond Fund, Evergreen North Carolina Muncipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, Evergreen Adjustable Rate Fund and Evergreen Precious Metals Fund, the Funds have the ability to lend cash to other Evergreen funds, in accordance with Evergreen's Interfund Lending Policy and with the exemptive order issued by the Securities and Exchange Commission (the "SEC") on November 20, 2001 (Rel. No. 25217-812-11592).	The Fund may not make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.
1	While each Target Fund, other than Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen Intrinsic World Equity Fund, Evergreen Strategic Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen Pennsylvania Municipal Bond Fund, Evergreen Adjustable Rate Fund and Evergreen Precious Metals Fund, and each Acquiring Fund has the ability, pursuant to an exemptive order issued by the Securities and Exchange Commission, to lend cash to other funds in their respective fund families, neither Fund currently engages in this practice.

Real Estate
Target Fund	Acquiring Fund
Evergreen Intrinsic Value Fund	Wells Fargo Advantage Intrinsic Value Fund
Evergreen Enhanced S&P® 500 Fund	Wells Fargo Advantage Disciplined U.S. Core Fund
Evergreen Fundamental Large Cap Fund	Wells Fargo Advantage Core Equity Fund
Evergreen Strategic Growth Fund	Wells Fargo Advantage Strategic Large Cap Growth Fund
Evergreen Omega Fund	Wells Fargo Advantage Omega Growth Fund
Evergreen Golden Core Opportunities Fund	Wells Fargo Advantage Small Mid/Cap Core Fund
Evergreen Global Large Cap Equity Fund	Wells Fargo Advantage Disciplined Global Equity Fund
Evergreen Global Opportunities Fund	Wells Fargo Advantage Global Opportunities Fund
Evergreen Intrinsic World Equity Fund	Wells Fargo Advantage Intrinsic World Equity Fund
Evergreen Strategic Municipal Bond Fund	Wells Fargo Advantage Strategic Municipal Bond Fund
Evergreen North Carolina Municipal Bond Fund	Wells Fargo Advantage North Carolina Tax-Free Fund
Evergreen Pennsylvania Municipal Bond Fund	Wells Fargo Advantage Pennsylvania Tax-Free Fund
Evergreen Adjustable Rate Fund	Wells Fargo Advantage Adjustable Rate Government Fund
Evergreen International Bond Fund	Wells Fargo Advantage International Bond Fund
Evergreen Health Care Fund	Wells Fargo Advantage Health Care Fund
Evergreen Precious Metals Fund	Wells Fargo Advantage Precious Metals Fund
Evergreen Utility and Telecommunications Fund	Wells Fargo Advantage Utility and Telecommunications Fund
Evergreen Diversified Capital Builder Fund	Wells Fargo Advantage Diversified Capital Builder Fund
Evergreen Diversified Income Builder Fund	Wells Fargo Advantage Diversified Income Builder Fund
Evergreen Growth Fund	Wells Fargo Advantage Traditional Small Cap Growth Fund
Evergreen Small-Mid Growth Fund	Wells Fargo Advantage Growth Opportunities Fund
Evergreen High Income Fund	Wells Fargo Advantage High Yield Bond Fund
Evergreen Special Values Fund Evergreen Small Cap Value Fund	Wells Fargo Advantage Special Small Cap Value Fund
The Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate. Further explanation of Real Estate Policy: Each Fund may acquire or dispose of real estate or interests in real estate acquired through the exercise of its rights as the holder of debt obligations secured by real estate or interest therein.	The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other investments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

Underwriting
Target Fund	Acquiring Fund
Evergreen Intrinsic Value Fund	Wells Fargo Advantage Intrinsic Value Fund
Evergreen Enhanced S&P® 500 Fund	Wells Fargo Advantage Disciplined U.S. Core Fund
Evergreen Fundamental Large Cap Fund	Wells Fargo Advantage Core Equity Fund
Evergreen Strategic Growth Fund	Wells Fargo Advantage Strategic Large Cap Growth Fund
Evergreen Omega Fund	Wells Fargo Advantage Omega Growth Fund
Evergreen Golden Core Opportunities Fund	Wells Fargo Advantage Small Mid/Cap Core Fund
Evergreen Global Large Cap Equity Fund	Wells Fargo Advantage Disciplined Global Equity Fund
Evergreen Global Opportunities Fund	Wells Fargo Advantage Global Opportunities Fund
Evergreen Intrinsic World Equity Fund	Wells Fargo Advantage Intrinsic World Equity Fund
Evergreen Strategic Municipal Bond Fund	Wells Fargo Advantage Strategic Municipal Bond Fund
Evergreen North Carolina Municipal Bond Fund	Wells Fargo North Carolina Tax-Free Fund
Evergreen Pennsylvania Municipal Bond Fund	Wells Fargo Pennsylvania Tax-Free Fund
Evergreen Adjustable Rate Fund	Wells Fargo Advantage Adjustable Rate Government Fund
Evergreen International Bond Fund	Wells Fargo Advantage International Bond Fund
Evergreen Health Care Fund	Wells Fargo Advantage Health Care Fund
Evergreen Precious Metals Fund	Wells Fargo Advantage Precious Metals Fund
Evergreen Utility and Telecommunications Fund	Wells Fargo Advantage Utility and Telecommunications Fund
Evergreen Diversified Capital Builder Fund	Wells Fargo Advantage Diversified Capital Builder Fund
Evergreen Diversified Income Builder Fund	Wells Fargo Advantage Diversified Income Builder Fund
Evergreen Growth Fund	Wells Fargo Advantage Traditional Small Cap Growth Fund
Evergreen Small-Mid Growth Fund	Wells Fargo Advantage Growth Opportunities Fund
Evergreen High Income Fund	Wells Fargo Advantage High Yield Bond Fund
Evergreen Special Values Fund Evergreen Small Cap Value Fund	Wells Fargo Advantage Special Small Cap Value Fund
The Fund may not underwrite securities of other issuers, except insofar as the Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.	The Fund may not underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting.

Investments in Federally Tax-Exempt Securities
Target Fund	Acquiring Fund
Evergreen North Carolina Municipal Bond Fund	Wells Fargo Advantage North Carolina Tax-Free Fund
Evergreen Pennsylvania Municipal Bond Fund	Wells Fargo Advantage Pennsylvania Tax-Free Fund
The Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the SEC or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.	The Funds may not invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (including federal alternative minimum tax ("AMT")), and (ii) for the state specific Funds, in investment the income from which is also exempt from such state's income tax.

Investments in Federally Tax-Exempt Securities
Target Fund	Acquiring Fund
Evergreen Strategic Municipal Bond Fund	Wells Fargo Advantage Strategic Municipal Bond Fund
The Fund will, during periods of normal market conditions, invest its assets in accordance with applicable guidelines issued by the SEC or its staff concerning investment in tax-exempt securities for funds with the words tax-exempt, tax free or municipal in their names.	The Funds may not invest less than 80% of net assets plus investment borrowings, under normal circumstances, in investments the income from which (i) is exempt from federal income tax (but not necessarily federal alternative minimum tax ("AMT")), and (ii) for the state specific Funds, in investment the income from which is also exempt from such state's income tax.

Exhibit C
Additional Target and Acquiring Fund Expense Information

The Annual Fund Operating Expenses tables and the examples that follow are based upon the actual expenses incurred by the Target Funds during their most recently completed fiscal year, except where noted. Since each Acquiring Fund is a Shell Fund, it has not yet commenced operations and therefore actual expense information for the Acquiring Fund is not yet available. Since the Acquiring Fund has not yet commenced operations, the information presented is based on estimates. The pro forma Annual Fund Operating Expenses table for the Acquiring Fund, other than for the Wells Fargo Advantage Special Small Cap Value Fund, shows you what the annual operating expenses would have been for the Acquiring Fund for the period covered by the Target Fund's most recent financial statements, assuming the Merger had taken place at the beginning of the period. See the section entitled "Financial Statements" in this prospectus/proxy statement for the date of the most recent financial statements. The pro forma expense table below labeled "Wells Fargo Advantage Special Small Cap Value Fund (Pro Forma Assuming Merger of Both Target Funds with Acquiring Fund)" shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the period covered by the Target Fund's most recent financial statements, assuming the Mergers of both Target Funds with the Acquiring Fund had taken place at the beginning of that period. If the Merger of Evergreen Special Values Fund with the Acquiring Fund is the only Merger approved by shareholders, the pro forma expenses would have been approximately the same. The pro forma expense table below labeled "Wells Fargo Advantage Special Small Cap Value Fund (Pro Forma Assuming Merger of Evergreen Small Cap Value Fund Only with Acquiring Fund)" shows you what the net and gross total annual fund operating expenses would have been for the Acquiring Fund for the period covered by the Target Fund's most recent financial statements, assuming only the Merger of Evergreen Small Cap Value Fund with the Acquiring Fund had taken place at the beginning of that period.

EVERGREEN INTRINSIC VALUE FUND INTO WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Intrinsic Value Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]
Class A	0.62%	0.25%	0.31%	1.18%
Class B	0.62%	1.00%	0.31%	1.93%
Class C	0.62%	1.00%	0.31%	1.93%
Class I	0.62%	0.00%	0.31%	0.93%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Intrinsic Value Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$688	$696	$296	$95	$196	$196
3 Years	$928	$906	$606	$296	$606	$606
5 Years	$1,187	$1,242	$1,042	$515	$1,042	$1,042
10 Years	$1,924	$2,059	$2,254	$1,143	$2,059	$2,254

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Intrinsic Value Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.65%	0.00%	0.63%	0.01%	1.29%	(0.11%)	1.18%
Class B	0.65%	0.75%	0.63%	0.01%	2.04%	(0.11%)	1.93%
Class C	0.65%	0.75%	0.63%	0.01%	2.04%	(0.11%)	1.93%
Institutional Class	0.65%	0.00%	0.20%	0.01%	0.86%	0.00%	0.86%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.17% for Class A, 1.92% for Class B, 1.92% for Class C, and 0.85% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Intrinsic Value Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Institutional Class	Class B	Class C
1 Year	$688	$696	$296	$88	$196	$196
3 Years	$928	$906	$606	$274	$606	$606
5 Years	$1,210	$1,266	$1,066	$477	$1,066	$1,066
10 Years	$2,013	$2,057	$2,341	$1,061	$2,057	$2,341

EVERGREEN ENHANCED S&P 500® FUND INTO WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Enhanced S&P 500 Fund
	Management Fees[1]	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]
Class A	0.45%	0.25%	0.30%	1.00%
Class B	0.45%	1.00%	0.30%	1.75%
Class C	0.45%	1.00%	0.30%	1.75%
Class I	0.45%	0.00%	0.30%	0.75%
Class IS	0.45%	0.25%	0.30%	1.00%
1	The Fund pays a monthly management fee at an annual rate of 0.30%. The monthly management fee is increased, up to a maximum annual rate of 0.45%, by one-half of the amount by which the investment returns of the Fund's Class I shares exceed the return of the S&P 500 plus 0.25%. Similarly, the monthly management fee is decreased, down to a minimum annual rate of 0.15%, by one-half the amount by which the investment returns of the Fund's Class I shares is less than the return of the S&P 500 minus 0.25%. The fee is paid monthly based on the Fund's performance for a rolling 36-month period ending with the month for which the fee is calculated. Any adjustment to the management fee is applied based on the Fund's average daily net assets over the same period for which the adjustment is calculated. For examples of the calculation of the performance fee, please see the section of the Target Fund's prospectus entitled "The Funds' Investment Advisor and Administrator." See the section of the Target Fund's Statement of Additional Information entitled "Investment Advisor" for a detailed description of the calculation of the management fee.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Enhanced S&P 500® Fund
	Assuming Redemption at End of Period					Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class IS	Class B	Class C
1 Year	$572	$678	$278	$77	$102	$178	$178
3 Years	$778	$851	$551	$240	$318	$551	$551
5 Years	$1,001	$1,149	$949	$417	$552	$949	$949
10 Years	$1,641	$1,864	$2,062	$930	$1,225	$1,864	$2,062

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Disciplined U.S. Core Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.30%	0.00%	0.62%	0.92%	0.00%	0.92%
Class C	0.30%	0.75%	0.62%	1.67%	0.00%	1.67%
Administrator Class	0.30%	0.00%	0.46%	0.76%	(0.02%)	0.74%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.92% for Class A, 1.67% for Class C, and 0.74% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Disciplined U.S. Core Fund (Pro Forma)
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class C	Administrator Class	Class C
1 Year	$663	$270	$76	$170
3 Years	$851	$526	$237	$526
5 Years	$1,055	$907	$416	$907
10 Years	$1,641	$1,976	$936	$1,976

EVERGREEN FUNDAMENTAL LARGE CAP FUND INTO WELLS FARGO ADVANTAGE CORE EQUITY FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Fundamental Large Cap Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.63%	0.25%	0.62%	1.50%
Class B	0.63%	1.00%	0.62%	2.25%
Class C	0.63%	1.00%	0.62%	2.25%
Class I	0.63%	0.00%	0.62%	1.25%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Fundamental Large Cap Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$719	$728	$328	$127	$228	$228
3 Years	$1,022	$1,003	$703	$397	$703	$703
5 Years	$1,346	$1,405	$1,205	$686	$1,205	$1,205
10 Years	$2,263	$2,396	$2,585	$1,511	$2,396	$2,585

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Core Equity Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.64%	0.00%	0.62%	1.26%	(0.01%)	1.25%
Class B	0.64%	0.75%	0.62%	2.01%	(0.01%)	2.00%
Class C	0.64%	0.75%	0.62%	2.01%	(0.01%)	2.00%
Administrator Class	0.64%	0.00%	0.46%	1.10%	(0.10%)	1.00%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Core Equity Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Class B	Class C
1 Year	$695	$703	$303	$102	$203	$203
3 Years	$949	$927	$627	$318	$627	$627
5 Years	$1,224	$1,280	$1,080	$576	$1,080	$1,080
10 Years	$2,007	$2,051	$2,335	$1,312	$2,051	$2,335
EVERGREEN STRATEGIC GROWTH FUND INTO WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Strategic Growth Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]
Class A	0.62%	0.25%	0.21%	1.08%
Class B	0.62%	1.00%	0.21%	1.83%
Class C	0.62%	1.00%	0.21%	1.83%
Class I	0.62%	0.00%	0.21%	0.83%
Class IS	0.62%	0.25%	0.21%	1.08%
Class R	0.62%	0.50%	0.21%	1.33%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Strategic Growth Fund
	Assuming Redemption at End of Period						Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class IS	Class R	Class B	Class C
1 Year	$679	$686	$286	$85	$110	$135	$186	$186
3 Years	$899	$876	$576	$265	$343	$421	$576	$576
5 Years	$1,136	$1,190	$990	$460	$595	$729	$990	$990
10 Years	$1,816	$1,951	$2,148	$1,025	$1,317	$1,601	$1,951	$2,148

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Strategic Large Cap Growth Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.65%	0.00%	0.61%	0.01%	1.27%	(0.19%)	1.08%
Class C	0.65%	0.75%	0.61%	0.01%	2.02%	(0.19%)	1.83%
Institutional Class	0.65%	0.00%	0.18%	0.01%	0.84%	(0.03%)	0.81%
Class R	0.65%	0.25%	0.61%	0.01%	1.52%	(0.19%)	1.33%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Strategic Large Cap Growth Fund
If you sold your shares, you would pay:	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class C	Institutional Class	Class R	Class C
1 Year	$679	$286	$83	$135	$186
3 Years	$899	$576	$259	$421	$576
5 Years	$1,178	$1,033	$457	$772	$1,033
10 Years	$1,971	$2,300	$1,028	$1,761	$2,300

EVERGREEN OMEGA FUND INTO WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Omega Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.52%	0.25%	0.71%	1.48%
Class B	0.52%	1.00%	0.71%	2.23%
Class C	0.52%	1.00%	0.71%	2.23%
Class I	0.52%	0.00%	0.71%	1.23%
Class R	0.52%	0.50%	0.71%	1.73%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Omega Fund Fund
	Assuming Redemption at End of Period					Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class R	Class B	Class C
1 Year	$717	$726	$326	$125	$176	$226	$226
3 Years	$1,016	$997	$697	$390	$545	$697	$697
5 Years	$1,336	$1,395	$1,195	$676	$939	$1,195	$1,195
10 Years	$2,242	$2,376	$2,565	$1,489	$2,041	$2,376	$2,565

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Omega Growth Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.75%	0.00%	0.62%	1.37%	(0.07%)	1.30%
Class B	0.75%	0.75%	0.62%	2.12%	(0.07%)	2.05%
Class C	0.75%	0.75%	0.62%	2.12%	(0.07%)	2.05%
Administrator Class	0.75%	0.00%	0.46%	1.21%	(0.16%)	1.05%
Class R	0.75%	0.25%	0.62%	1.62%	(0.07%)	1.55%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Omega Growth Fund Fund
	Assuming Redemption at End of Period					Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Class R	Class B	Class C
1 Year	$700	$708	$308	$107	$158	$208	$208
3 Years	$963	$943	$643	$334	$490	$643	$643
5 Years	$1,262	$1,319	$1,119	$616	$860	$1,119	$1,119
10 Years	$2,108	$2,153	$2,434	$1,421	$1,903	$2,153	$2,434

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND INTO WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Golden Core Opportunities Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[1]
Class A	0.80%	0.25%	1.30%	2.35%	(0.85%)	1.50%
Class B	0.80%	1.00%	1.30%	3.10%	(0.85%)	2.25%
Class C	0.80%	1.00%	1.30%	3.10%	(0.85%)	2.25%
Class I	0.80%	0.00%	1.30%	2.10%	(0.85%)	1.25%
1	The Fund's investment adviser has contractually agreed to waive the management fee and/or reimburse expenses until September 19, 2010 in order to limit direct Total Annual Fund Operating Expenses so that they do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Golden Core Opportunities Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$719	$728	$328	$127	$228	$228
3 Years	$1,190	$1,177	$877	$576	$877	$877
5 Years	$1,686	$1,751	$1,551	$1,051	$1,551	$1,551
10 Years	$3,045	$3,177	$3,352	$2,364	$3,177	$3,352

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Small/Mid Cap Core Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.70%	0.00%	1.08%	1.78%	(0.38%)	1.40%
Class C	0.70%	0.75%	1.08%	2.53%	(0.38%)	2.15%
Administrator Class	0.70%	0.00%	0.92%	1.62%	(0.47%)	1.15%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Small/Mid Cap Core Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class C	Administrator Class	Class C
1 Year	$709	$318	$117	$218
3 Years	$993	$673	$365	$673
5 Years	$1,388	$1,248	$752	$1,248
10 Years	$2,493	$2,812	$1,837	$2,812

EVERGREEN GLOBAL LARGE CAP EQUITY FUND INTO WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Global Large Cap Equity Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]
Class A	0.87%	0.25%	0.98%	2.10%
Class B	0.87%	1.00%	0.98%	2.85%
Class C	0.87%	1.00%	0.98%	2.85%
Class I	0.87%	0.00%	0.98%	1.85%
1	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.61% for Class A, 2.36% for Class B, 2.36% for Class C and 1.36% for Class I. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Global Large Cap Equity Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$776	$788	$388	$188	$288	$288
3 Years	$1,195	$1,183	$883	$582	$883	$883
5 Years	$1,639	$1,704	$1,504	$1,001	$1,504	$1,504
10 Years	$2,866	$2,998	$3,176	$2,169	$2,998	$3,176

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Disciplined Global Equity Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.70%	0.00%	0.78%	1.48%	(0.08%)	1.40%
Class C	0.70%	0.75%	0.78%	2.23%	(0.08%)	2.15%
Administrator Class	0.70%	0.00%	0.62%	1.32%	(0.17%)	1.15%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Disciplined Global Equity Fund
If you sold your shares, you would pay:	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class C	Administrator Class	Class C
1 Year	$709	$318	$117	$218
3 Years	$993	$673	$365	$673
5 Years	$1,314	$1,172	$672	$1,172
10 Years	$2,221	$2,545	$1,543	$2,545

EVERGREEN GLOBAL OPPORTUNITIES FUND INTO WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Global Opportunities Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]
Class A	0.89%	0.25%	0.59%	1.73%
Class B	0.89%	1.00%	0.59%	2.48%
Class C	0.89%	1.00%	0.59%	2.48%
Class I	0.89%	0.00%	0.59%	1.48%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Global Opportunities Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$741	$751	$351	$151	$251	$251
3 Years	$1,089	$1,073	$773	$468	$773	$773
5 Years	$1,460	$1,521	$1,321	$808	$1,321	$1,321
10 Years	$2,499	$2,632	$2,816	$1,768	$2,632	$2,816

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Global Opportunities Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.90%	0.00%	0.68%	0.01%	1.59%	0.00%	1.59%
Class B	0.90%	0.75%	0.68%	0.01%	2.34%	0.00%	2.34%
Class C	0.90%	0.75%	0.68%	0.01%	2.34%	0.00%	2.34%
Administrator Class	0.90%	0.00%	0.52%	0.01%	1.43%	(0.02%)	1.41%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.58% for Class A, 2.33% for Class B, 2.33% for Class C, and 1.40% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Global Opportunities Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Class B	Class C
1 Year	$727	$737	$337	$144	$237	$237
3 Years	$1,048	$1,030	$730	$446	$730	$730
5 Years	$1,391	$1,450	$1,250	$776	$1,250	$1,250
10 Years	$2,356	$2,401	$2,676	$1,708	$2,401	$2,676

EVERGREEN INTRINSIC WORLD EQUITY FUND INTO WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Intrinsic World Equity Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.62%	0.25%	0.70%	1.57%
Class B	0.62%	1.00%	0.70%	2.32%
Class C	0.62%	1.00%	0.70%	2.32%
Class I	0.62%	0.00%	0.70%	1.32%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Intrinsic World Equity Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$726	$735	$335	$134	$235	$235
3 Years	$1,042	$1,024	$724	$418	$724	$724
5 Years	$1,381	$1,440	$1,240	$723	$1,240	$1,240
10 Years	$2,335	$2,468	$2,656	$1,590	$2,468	$2,656

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Intrinsic World Equity Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.80%	0.00%	0.73%	1.53%	(0.13%)	1.40%
Class C	0.80%	0.75%	0.73%	2.28%	(0.13%)	2.15%
Administrator Class	0.80%	0.00%	0.57%	1.37%	(0.22%)	1.15%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Intrinsic World Equity Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class C	Class Administrator	Class C
1 Year	$709	$318	$117	$218
3 Years	$993	$673	$365	$673
5 Years	$1,325	$1,183	$683	$1,183
10 Years	$2,261	$2,583	$1,585	$2,583

EVERGREEN STRATEGIC MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Strategic Municipal Bond Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses[1]
Class A	0.52%	0.25%	0.24%	0.02%	1.03%
Class B	0.52%	1.00%	0.24%	0.02%	1.78%
Class C	0.52%	1.00%	0.24%	0.02%	1.78%
Class I	0.52%	0.00%	0.24%	0.02%	0.78%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Strategic Municipal Bond Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$575	$681	$281	$80	$181	$181
3 Years	$787	$860	$560	$249	$560	$560
5 Years	$1,017	$1,164	$964	$433	$964	$964
10 Years	$1,675	$1,897	$2,095	$966	$1,897	$2,095

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Strategic Municipal Bond Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.35%	0.00%	0.50%	0.01%	0.86%	0.00%	0.86%
Class B	0.35%	0.75%	0.50%	0.01%	1.61%	0.00%	1.61%
Class C	0.35%	0.75%	0.50%	0.01%	1.61%	0.00%	1.61%
Administrator Class	0.35%	0.00%	0.44%	0.01%	0.80%	(0.11%)	0.69%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, and 0.68% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Strategic Municipal Bond Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Class B	Class C
1 Year	$534	$664	$264	$70	$164	$164
3 Years	$712	$808	$508	$221	$508	$508
5 Years	$905	$1,076	$876	$410	$876	$876
10 Years	$1,463	$1,616	$1,911	$957	$1,616	$1,911

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen North Carolina Municipal Bond Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.42%	0.25%	0.20%	0.87%
Class B	0.42%	1.00%	0.20%	1.62%
Class C	0.42%	1.00%	0.20%	1.62%
Class I	0.42%	0.00%	0.20%	0.62%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen North Carolina Municipal Bond Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$560	$665	$265	$63	$165	$165
3 Years	$739	$811	$511	$199	$511	$511
5 Years	$934	$1,081	$881	$346	$881	$881
10 Years	$1,497	$1,721	$1,922	$774	$1,721	$1,922

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage North Carolina Tax-Free Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.35%	0.00%	0.52%	0.87%	(0.02%)	0.85%
Class C	0.35%	0.75%	0.52%	1.62%	(0.02%)	1.60%
Institutional Class	0.35%	0.00%	0.19%	0.54%	0.00%	0.54%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.85% for Class A, 1.60% for Class C, and 0.54% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage North Carolina Tax-Free Fund
	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class C	Institutional Class	Class C
1 Year	$533	$263	$55	$163
3 Years	$709	$505	$173	$505
5 Years	$905	$875	$302	$875
10 Years	$1,469	$1,917	$677	$1,917

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND INTO WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Pennsylvania Municipal Bond Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.30%	0.25%	0.17%	0.72%
Class B	0.30%	1.00%	0.17%	1.47%
Class C	0.30%	1.00%	0.17%	1.47%
Class I	0.30%	0.00%	0.17%	0.47%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Pennsylvania Municipal Bond Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$545	$650	$250	$48	$150	$150
3 Years	$694	$765	$465	$151	$465	$465
5 Years	$857	$1,003	$803	$263	$803	$803
10 Years	$1,327	$1,554	$1,757	$591	$1,554	$1,757

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Pennsylvania Tax Free Fund
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.35%	0.00%	0.51%	0.86%	(0.12%)	0.74%
Class B	0.35%	0.75%	0.51%	1.61%	(0.12%)	1.49%
Class C	0.35%	0.75%	0.51%	1.61%	(0.12%)	1.49%
Institutional Class	0.35%	0.00%	0.18%	0.53%	(0.04%)	0.49%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Pennsylvania Tax Free Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Institutional Class	Class B	Class C
1 Year	$522	$652	$252	$50	$152	$152
3 Years	$676	$771	$471	$157	$471	$471
5 Years	$870	$1,040	$840	$284	$840	$840
10 Years	$1,429	$1,583	$1,879	$653	$1,583	$1,879

EVERGREEN ADJUSTABLE RATE FUND INTO WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Adjustable Rate Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]
Class A	0.21%	0.25%	0.28%	0.74%
Class B	0.21%	1.00%	0.28%	1.49%
Class C	0.21%	1.00%	0.28%	1.49%
Class I	0.21%	0.00%	0.28%	0.49%
Class IS	0.21%	0.25%	0.28%	0.74%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Adjustable Rate Fund
	Assuming Redemption at End of Period					Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class IS	Class B	Class C
1 Year	$299	$352	$252	$50	$76	$152	$152
3 Years	$456	$571	$471	$157	$237	$471	$471
5 Years	$627	$813	$813	$274	$411	$813	$813
10 Years	$1,123	$1,390	$1,779	$616	$918	$1,390	$1,779

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Adjustable Rate Government Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.38%	0.00%	0.50%	0.01%	0.89%	(0.14%)	0.75%
Class B	0.38%	0.75%	0.50%	0.01%	1.64%	(0.14%)	1.50%
Class C	0.38%	0.75%	0.50%	0.01%	1.64%	(0.14%)	1.50%
Institutional Class	0.38%	0.00%	0.17%	0.01%	0.56%	(0.06%)	0.50%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Adjustable Rate Government Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Institutional Class	Class B	Class C
1 Year	$275	$303	$253	$51	$153	$153
3 Years	$435	$474	$474	$160	$474	$474
5 Years	$641	$850	$850	$294	$850	$850
10 Years	$1,234	$1,434	$1,906	$683	$1,434	$1,906

EVERGREEN INTERNATIONAL BOND FUND INTO WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen International Bond Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.49%	0.25%	0.30%	1.04%
Class B	0.49%	1.00%	0.30%	1.79%
Class C	0.49%	1.00%	0.30%	1.79%
Class I	0.49%	0.00%	0.30%	0.79%
Class IS	0.49%	0.25%	0.30%	1.04%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen International Bond Fund
	Assuming Redemption at End of Period					Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class IS	Class B	Class C
1 Year	$576	$682	$282	$81	$106	$182	$182
3 Years	$790	$863	$563	$252	$331	$563	$563
5 Years	$1,022	$1,170	$970	$439	$574	$970	$970
10 Years	$1,686	$1,908	$2,105	$978	$1,271	$1,908	$2,105

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage International Bond Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.54%	0.00%	0.53%	1.07%	(0.04%)	1.03%
Class B	0.54%	0.75%	0.53%	1.82%	(0.04%)	1.78%
Class C	0.54%	0.75%	0.53%	1.82%	(0.04%)	1.78%
Institutional Class	0.54%	0.00%	0.20%	0.74%	(0.01%)	0.73%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage International Bond Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Institutional Class	Class B	Class C
1 Year	$550	$681	$281	$75	$181	$181
3 Years	$763	$860	$560	$233	$560	$560
5 Years	$1,002	$1,173	$973	$408	$973	$973
10 Years	$1,686	$1,837	$2,127	$915	$1,837	$2,127

EVERGREEN HEALTH CARE FUND INTO WELLS FARGO ADVANTAGE HEALTH CARE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Health Care Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]
Class A	0.90%	0.25%	0.67%	1.82%
Class B	0.90%	1.00%	0.67%	2.57%
Class C	0.90%	1.00%	0.67%	2.57%
Class I	0.90%	0.00%	0.67%	1.57%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Health Care Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$749	$760	$360	$160	$260	$260
3 Years	$1,115	$1,099	$799	$496	$799	$799
5 Years	$1,504	$1,565	$1,365	$855	$1,365	$1,365
10 Years	$2,589	$2,722	$2,905	$1,867	$2,722	$2,905

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Health Care Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.80%	0.00%	0.67%	0.01%	1.48%	0.00%	1.48%
Class B	0.80%	0.75%	0.67%	0.01%	2.23%	0.00%	2.23%
Class C	0.80%	0.75%	0.67%	0.01%	2.23%	0.00%	2.23%
Administrator Class	0.80%	0.00%	0.51%	0.01%	1.32%	(0.08%)	1.24%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.46% for Class A, 2.21% for Class B, 2.21% for Class C, and 1.23% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Health Care Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Class B	Class C
1 Year	$717	$726	$326	$126	$226	$226
3 Years	$1,016	$997	$697	$393	$697	$697
5 Years	$1,336	$1,395	$1,195	$699	$1,195	$1,195
10 Years	$2,242	$2,287	$2,565	$1,568	$2,287	$2,565

EVERGREEN PRECIOUS METALS FUND INTO WELLS FARGO ADVANTAGE PRECIOUS METALS FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Precious Metals Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]
Class A	0.46%	0.25%	0.38%	1.09%
Class B	0.46%	1.00%	0.38%	1.84%
Class C	0.46%	1.00%	0.38%	1.84%
Class I	0.46%	0.00%	0.38%	0.84%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Precious Metals Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$680	$687	$287	$86	$187	$187
3 Years	$902	$879	$579	$268	$579	$579
5 Years	$1,141	$1,196	$996	$466	$996	$996
10 Years	$1,827	$1,962	$2,159	$1,037	$1,962	$2,159

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Precious Metals Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.58%	0.00%	0.63%	0.01%	1.22%	(0.12%)	1.10%
Class B	0.58%	0.75%	0.63%	0.01%	1.97%	(0.12%)	1.85%
Class C	0.58%	0.75%	0.63%	0.01%	1.97%	(0.12%)	1.85%
Institutional Class	0.58%	0.00%	0.20%	0.01%	0.79%	0.00%	0.79%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, and 0.79% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Precious Metals Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Institutional Class	Class B	Class C
1 Year	$681	$688	$288	$81	$188	$188
3 Years	$905	$882	$582	$252	$582	$582
5 Years	$1,172	$1,227	$1,027	$439	$1,027	$1,027
10 Years	$1,936	$1,979	$2,265	$978	$1,979	$2,265

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND INTO WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Utility and Telecommunications Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses[1]
Class A	0.42%	0.25%	0.46%	0.02%	1.15%
Class B	0.42%	1.00%	0.46%	0.02%	1.90%
Class C	0.42%	1.00%	0.46%	0.02%	1.90%
Class I	0.42%	0.00%	0.46%	0.02%	0.90%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Utility and Telecommunications Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$685	$693	$293	$92	$193	$193
3 Years	$919	$897	$597	$287	$597	$597
5 Years	$1,172	$1,226	$1,026	$498	$1,026	$1,026
10 Years	$1,892	$2,027	$2,222	$1,108	$2,027	$2,222

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Utility & Telecommunications Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.60%	0.00%	0.62%	0.02%	1.24%	(0.08%)	1.16%
Class B	0.60%	0.75%	0.62%	0.02%	1.99%	(0.08%)	1.91%
Class C	0.60%	0.75%	0.62%	0.02%	1.99%	(0.08%)	1.91%
Institutional Class	0.60%	0.00%	0.19%	0.02%	0.81%	0.00%	0.81%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.14% for Class A, 1.89% for Class B, 1.89% for Class C, and 0.78% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Utility and Telecommunications Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Institutional Class	Class B	Class C
1 Year	$686	$694	$294	$83	$194	$194
3 Years	$922	$900	$600	$259	$600	$600
5 Years	$1,194	$1,249	$1,049	$450	$1,049	$1,049
10 Years	$1,968	$2,011	$2,296	$1,002	$2,011	$2,296

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND INTO WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Diversified Capital Builder Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[2]
Class A	0.42%	0.25%	0.52%	1.19%
Class B	0.42%	1.00%	0.52%	1.94%
Class C	0.42%	1.00%	0.52%	1.94%
Class I	0.42%	0.00%	0.52%	0.94%
1	Restated to reflect current fees as of July 6, 2009.
2	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Diversified Capital Builder Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$689	$697	$297	$96	$197	$197
3 Years	$931	$909	$609	$300	$609	$609
5 Years	$1,192	$1,247	$1,047	$520	$1,047	$1,047
10 Years	$1,935	$2,070	$2,264	$1,155	$2,070	$2,264

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Diversified Capital Builder Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.60%	0.00%	0.61%	0.01%	1.22%	(0.01%)	1.21%
Class B	0.60%	0.75%	0.61%	0.01%	1.97%	(0.01%)	1.96%
Class C	0.60%	0.75%	0.61%	0.01%	1.97%	(0.01%)	1.96%
Institutional Class	0.60%	0.00%	0.18%	0.01%	0.79%	0.00%	0.79%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, and 0.78% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Diversified Capital Builder Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Institutional Class	Class B	Class C
1 Year	$691	$699	$299	$81	$199	$199
3 Years	$937	$915	$615	$252	$615	$615
5 Years	$1,204	$1,259	$1,059	$439	$1,059	$1,059
10 Years	$1,965	$2,008	$2,293	$978	$2,008	$2,293

EVERGREEN DIVERSIFIED INCOME BUILDER FUND INTO WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Diversified Income Builder Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.43%	0.25%	0.39%	1.07%
Class B	0.43%	1.00%	0.39%	1.82%
Class C	0.43%	1.00%	0.39%	1.82%
Class I	0.43%	0.00%	0.39%	0.82%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Diversified Income Builder Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$579	$685	$285	$84	$185	$185
3 Years	$799	$873	$573	$262	$573	$573
5 Years	$1,037	$1,185	$985	$455	$985	$985
10 Years	$1,719	$1,940	$2,137	$1,014	$1,940	$2,137

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Diversified Income Builder Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Total Annual Fund Operating Expenses (Before Waiver)[3]	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)[4]
Class A	0.50%	0.00%	0.64%	1.14%	(0.06%)	1.08%
Class B	0.50%	0.75%	0.64%	1.89%	(0.06%)	1.83%
Class C	0.50%	0.75%	0.64%	1.89%	(0.06%)	1.83%
Institutional Class	0.50%	0.00%	0.21%	0.71%	0.00%	0.71%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
4	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, and 0.71% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Diversified Income Builder Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Institutional Class	Class B	Class C
1 Year	$679	$686	$286	$73	$186	$186
3 Years	$899	$876	$576	$227	$576	$576
5 Years	$1,149	$1,204	$1,004	$395	$1,004	$1,004
10 Years	$1,865	$1,908	$2,196	$883	$1,908	$2,196

EVERGREEN GROWTH FUND INTO WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Growth Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses[1]
Class A	0.70%	0.25%	0.39%	1.34%
Class B	0.70%	1.00%	0.39%	2.09%
Class C	0.70%	0.25%	0.39%	1.34%
Class I	0.70%	0.00%	0.39%	1.09%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Growth Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$704	$712	$236	$111	$212	$136
3 Years	$975	$955	$425	$347	$655	$425
5 Years	$1,267	$1,324	$734	$601	$1,124	$734
10 Years	$2,095	$2,229	$1,613	$1,329	$2,229	$1,613

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Traditional Small Cap Growth Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.80%	0.00%	0.61%	0.01%	1.42%	(0.08%)	1.34%
Institutional Class	0.80%	0.00%	0.18%	0.01%	0.99%	0.00%	0.99%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.33% for Class A and 0.98% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Traditional Small Cap Growth Fund
	If you held or sold your shares, you would pay:
After:	Class A	Institutional Class
1 Year	$704	$101
3 Years	$975	$315
5 Years	$1,284	$547
10 Years	$2,158	$1,213

EVERGREEN SMALL-MID GROWTH FUND INTO WELLS FARGO ADVANTAGE GROWTH OPPORTUNITIES FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Small-Mid Growth Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses1,[2]
Class A	0.70%	0.25%	0.75%	1.70%
Class I	0.70%	0.00%	0.75%	1.45%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses of 0.01% or less that were incurred indirectly by the Fund as a result of its investment in other investment companies.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.23% for Class A and 0.98% for Class I. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Small-Mid Growth Fund

After:	Class A	Class I
1 Year	$738	$148
3 Years	$1,080	$459
5 Years	$1,445	$792
10 Years	$2,468	$1,735

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Growth Opportunities Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.75%	0.00%	0.82%	0.01%	1.58%	(0.35%)	1.23%
Institutional Class	0.75%	0.00%	0.39%	0.01%	1.15%	(0.24%)	0.91%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Growth Opportunities Fund
	If you held or sold your shares, you would pay:
After:	Class A	Institutional Class
1 Year	$693	$93
3 Years	$943	$290
5 Years	$1,287	$560
10 Years	$2,256	$1,329

EVERGREEN HIGH INCOME FUND INTO WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen High Income Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses1,[2]
Class A	0.54%	0.25%	0.42%	0.11%	1.32%
Class B	0.54%	1.00%	0.42%	0.11%	2.07%
Class C	0.54%	1.00%	0.42%	0.11%	2.07%
Class I	0.54%	0.00%	0.42%	0.11%	1.07%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment adviser in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.18% for Class A, 1.93% for Class B, 1.93% for Class C, and 0.93% for Class I. The Fund's investment adviser may cease these voluntary waivers and/or reimbursements at any time.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen High Income Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$603	$710	$310	$109	$210	$210
3 Years	$873	$949	$649	$340	$649	$649
5 Years	$1,164	$1,314	$1,114	$590	$1,114	$1,114
10 Years	$1,990	$2,208	$2,400	$1,306	$2,208	$2,400

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage High Yield Bond Fund
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses[2]	Acquired Fund Fees and Expenses[3]	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)5,[6]
Class A	0.50%	0.00%	0.54%	0.09%	1.13%	(0.01%)	1.12%
Class B	0.50%	0.75%	0.54%	0.09%	1.88%	(0.01%)	1.87%
Class C	0.50%	0.75%	0.54%	0.09%	1.88%	(0.01%)	1.87%
Administrator Class	0.50%	0.00%	0.48%	0.09%	1.07%	(0.18%)	0.89%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.03% for Class A, 1.78% for Class B, 1.78% for Class C, and 0.80% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage High Yield Bond Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Class B	Class C
1 Year	$559	$690	$290	$91	$190	$190
3 Years	$790	$888	$588	$284	$588	$588
5 Years	$1,041	$1,213	$1,013	$535	$1,013	$1,013
10 Years	$1,760	$1,911	$2,198	$1,254	$1,911	$2,198

EVERGREEN SPECIAL VALUES FUND AND EVERGREEN SMALL CAP VALUE FUND INTO WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Evergreen Special Values Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses[1]	Total Annual Fund Operating Expenses1,[2]
Class A	0.80%	0.25%	0.38%	0.02%	1.45%
Class B	0.80%	1.00%	0.38%	0.02%	2.20%
Class C	0.80%	1.00%	0.38%	0.02%	2.20%
Class I	0.80%	0.00%	0.38%	0.02%	1.20%
Class R	0.80%	0.50%	0.38%	0.02%	1.70%
1	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies.
2	The Total Annual Fund Operating Expenses listed above do not reflect voluntary fee waivers and/or expense reimbursements made by the Fund's investment advisor in order to reduce expense ratios. Including current voluntary fee waivers and/or expense reimbursements, Total Annual Fund Operating Expenses were 1.35% for Class A, 2.10% for Class B, 2.10% for Class C, 1.10% for Class I and 1.60% for Class R. The Fund's investment advisor may cease these voluntary waivers and/or reimbursements at any time.

Evergreen Small Cap Value Fund
	Management Fees	Distribution and/or Service (Rule 12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses
Class A	0.90%	0.25%	0.69%	1.84%
Class B	0.90%	1.00%	0.69%	2.59%
Class C	0.90%	1.00%	0.69%	2.59%
Class I	0.90%	0.00%	0.69%	1.59%

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Evergreen Special Values Fund
	Assuming Redemption at End of Period					Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class R	Class B	Class C
1 Year	$714	$723	$323	$122	$173	$223	$223
3 Years	$1,007	$988	$688	$381	$536	$688	$688
5 Years	$1,322	$1,380	$1,180	$660	$923	$1,180	$1,180
10 Years	$2,210	$2,344	$2,534	$1,455	$2,009	$2,344	$2,534

Evergreen Small Cap Value Fund
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Class I	Class B	Class C
1 Year	$751	$762	$362	$162	$262	$262
3 Years	$1,120	$1,105	$805	$502	$805	$805
5 Years	$1,513	$1,575	$1,375	$866	$1,375	$1,375
10 Years	$2,609	$2,742	$2,925	$1,889	$2,742	$2,925

Pro Forma Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment) and Pro Forma Example

Wells Fargo Advantage Special Small Cap Value Fund (Pro Forma Assuming Merger of Both Target Funds with Acquiring Fund)
	Management Fees[1]	Distribution (Rule 12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.78%	0.00%	0.60%	0.01%	1.39%	(0.04%)	1.35%
Class B	0.78%	0.75%	0.60%	0.01%	2.14%	(0.04%)	2.10%
Class C	0.78%	0.75%	0.60%	0.01%	2.14%	(0.04%)	2.10%
Administrator Class	0.78%	0.00%	0.44%	0.01%	1.23%	(0.13%)	1.10%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Wells Fargo Advantage Special Small Cap Value Fund (Pro Forma Assuming Merger of Evergreen Small Cap Value Fund Only with Acquiring Fund)
	Management Fees[1]	Distribution (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses (Before Waiver)	Waiver of Fund Expenses	Total Annual Fund Operating Expenses (After Waiver)
Class A	0.80%	0.00%	0.75%	0.01%	1.56%	(0.21%)	1.35%
Class B	0.80%	0.75%	0.75%	0.01%	2.31%	(0.21%)	2.10%
Class C	0.80%	0.75%	0.75%	0.01%	2.31%	(0.21%)	2.10%
Administrator Class	0.80%	0.00%	0.59%	0.01%	1.40%	(0.30%)	1.10%
1	The Fund has a breakpoint schedule under which the management fee will decrease on Fund net assets above designated levels, as shown in the "Management of the Funds - Advisory Fees" section.
2	Includes expenses payable to affiliates of Wells Fargo & Company.
3	Reflects the pro rata portion of the net operating expenses of any money market fund or other fund held by the Fund. Shareholders indirectly bear these underlying expenses because the NAV and/or distributions paid reflect such underlying expense.
4	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
5	The Total Annual Fund Operating Expenses (After Waiver) shown here include the expenses of any money market fund or other fund held by the Fund.
6	Funds Management has committed for three years after the closing of the Merger to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses (After Waiver) shown. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased only with the approval of the Board of Trustees.

Expense Example. The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the table above. It shows costs if you sold all of your shares at the end of the period or continued to hold them. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Wells Fargo Advantage Special Small Cap Value Fund (Pro Forma Assuming Merger of Both Target Funds with Acquiring Fund)
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Class B	Class C
1 Year	$705	$713	$313	$112	$213	$213
3 Years	$978	$958	$658	$350	$658	$658
5 Years	$1,280	$1,338	$1,138	$636	$1,138	$1,138
10 Years	$2,137	$2,182	$2,462	$1,452	$2,182	$2,462

Wells Fargo Advantage Special Small Cap Value Fund (Pro Forma Assuming Merger of Evergreen Small Cap Value Fund Only with Acquiring Fund)
	Assuming Redemption at End of Period				Assuming No Redemption
After:	Class A	Class B	Class C	Administrator Class	Class B	Class C
1 Year	$705	$713	$313	$112	$213	$213
3 Years	$978	$958	$658	$350	$658	$658
5 Years	$1,317	$1,375	$1,175	$675	$1,175	$1,175
10 Years	$2,271	$2,317	$2,594	$1,597	$2,317	$2,594

Exhibit D
Pro Forma Capitalization

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Intrinsic Value Fund will be the accounting survivor following the Merger.

	Evergreen Intrinsic Value Fund	Adjustments	Wells Fargo Advantage Intrinsic Value Fund Proforma
Total Net Assets
Class A	$96,967,850	N/A	$96,967,850
Class B	$9,775,507	N/A	$9,775,507
Class C	$23,485,145	N/A	$23,485,145
Class I	$921,856,314	($921,856,314 )	$0
Institutional Class	N/A	$921,856,314	$921,856,314
Total	$1,052,084,816	$0	$1,052,084,816
Net Asset Value per Share
Class A	$9.26	N/A	$9.26
Class B	$9.14	N/A	$9.14
Class C	$9.14	N/A	$9.14
Class I	$9.30	N/A	N/A
Institutional Class	N/A	N/A	$9.30
Total Shares Outstanding
Class A	10,475,279	N/A	10,475,279
Class B	1,069,090	N/A	1,069,090
Class C	2,568,907	N/A	2,568,907
Class I	99,150,035	(99,150,035)	0
Institutional Class	N/A	99,150,035	99,150,035
Total	113,263,311	0	113,263,311

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 0.95 and 1.00, 1.00, and 1.00 for each of Class A shares, Class A shares, Class C shares, Administrator Class shares and Class A shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares, Class I shares and Class IS shares, respectively, of the Target Fund. Evergreen Enhanced S&P 500® Fund will be the accounting survivor following the Merger.

	Evergreen Enhanced S&P 500® Fund	Adjustments	Wells Fargo Advantage Disciplined U.S. Core Fund Proforma
Total Net Assets
Class A	$249,248,202	$41,615,772	$290,863,974
Class B	$6,113,351	($6,113,351)	$0
Class C	$12,771,627	N/A	$12,771,627
Class I	$421,937,330	($421,937,330 )	$0
Class IS	$35,502,421	($35,502,421 )	$0
Administrator Class	N/A	$421,937,330	$421,937,330
Total	$725,572,931	$0	$725,572,931
Net Asset Value per Share
Class A	$11.96	N/A	$11.96
Class B	$11.33	N/A	N/A
Class C	$11.56	N/A	$11.56
Class I	$12.03	N/A	N/A
Class IS	$11.96	N/A	N/A
Administrator Class	N/A	N/A	$12.03
Total Shares Outstanding
Class A	20,848,057	3,480,900	24,328,957
Class B	539,565	(539,565)	0
Class C	1,104,781	N/A	1,104,781
Class I	35,083,418	(35,083,418)	0
Class IS	2,967,479	(2,967,479)	0
Administrator Class	N/A	35,083,418	35,083,418
Total	60,543,300	(26,144)	60,517,156

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares and Administrator Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Fundamental Large Cap Fund will be the accounting survivor following the Merger.

	Evergreen Fundamental Large Cap Fund	Adjustments	Wells Fargo Advantage Core Equity Fund Proforma
Total Net Assets
Class A	$457,364,047	N/A	$457,364,047
Class B	$30,962,087	N/A	$30,962,087
Class C	$51,552,572	N/A	$51,552,572
Class I	$200,336,171	($200,336,171)	$0
Administrator Class	N/A	$200,336,171	$200,336,171
Total	$740,214,877	$0	$740,214,877
Net Asset Value per Share
Class A	$22.99	N/A	$22.99
Class B	$21.12	N/A	$21.12
Class C	$21.13	N/A	$21.13
Class I	$23.40	N/A	N/A
Administrator Class	N/A	N/A	$23.40
Total Shares Outstanding
Class A	19,895,223	N/A	19,895,223
Class B	1,465,987	N/A	1,465,987
Class C	2,440,327	N/A	2,440,327
Class I	8,559,565	(8,559,565)	0
Administrator Class	N/A	8,559,565	8,559,565
Total	32,361,102	0	32,361,102

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares, Administrator Class shares and Class R shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares, Class I shares and Class R shares, respectively, of the Target Fund. Evergreen Omega Fund will be the accounting survivor following the Merger.

	Evergreen Omega Fund	Adjustments	Wells Fargo Advantage Omega Growth Fund Proforma
Total Net Assets
Class A	$487,326,180	N/A	$487,326,180
Class B	$51,394,790	N/A	$51,394,790
Class C	$46,612,488	N/A	$46,612,488
Class I	$26,265,433	($26,265,433)	N/A
Class R	$1,232,867	N/A	$1,232,867
Administrator Class	N/A	$26,265,433	$26,265,433
Total	$612,831,758	$0	$612,831,758
Net Asset Value per Share
Class A	$30.20	N/A	$30.20
Class B	$25.94	N/A	$25.94
Class C	$26.01	N/A	$26.01
Class I	$31.22	N/A	N/A
Class R	$29.81	N/A	$29.81
Administrator Class	N/A	N/A	$31.22
Total Shares Outstanding
Class A	16,138,020	N/A	16,138,020
Class B	1,981,440	N/A	1,981,440
Class C	1,792,116	N/A	1,792,116
Class I	841,425	(841,425)	0
Class R	41,352	N/A	41,352
Administrator Class	N/A	841,425	841,425
Total	20,794,353	0	20,794,353

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 0.95, 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class A shares, Class C shares, Class R shares, Institutional Class shares and Class A shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares, Class R shares, Class I shares and Class IS shares, respectively, of the Target Fund. Evergreen Strategic Growth Fund will be the accounting survivor following the Merger.

	Evergreen Strategic Growth Fund	Adjustments	Wells Fargo Advantage Strategic Large Cap Growth Fund Proforma
Total Net Assets
Class A	$17,930,907	$8,042,323	$25,973,230
Class B	$1,582,821	($1,582,821)	$0
Class C	$6,056,965	N/A	$6,056,965
Class I	$444,345,416	($444,345,416)	$0
Class IS	$6,459,502	($6,459,502)	$0
Class R	$301,587	N/A	$301,587
Institutional Class	N/A	$444,345,416	$444,345,416
Total	$476,677,198	$0	$476,677,198
Net Asset Value per Share
Class A	$25.23	N/A	$25.23
Class B	$23.89	N/A	N/A
Class C	$23.88	N/A	$23.88
Class I	$25.49	N/A	N/A
Class IS	$25.13	N/A	N/A
Class R	$25.21	N/A	$25.21
Institutional Class	N/A	N/A	$25.49
Total Shares Outstanding
Class A	710,680	318,753	1,029,433
Class B	66,263	(66,263)	0
Class C	253,645	N/A	253,645
Class I	17,430,863	(17,430,863)	0
Class IS	257,072	(257,072)	0
Class R	11,962	N/A	11,962
Institutional Class	N/A	17,430,863	17,430,863
Total	18,730,485	(4,582)	18,725,903

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 0.99, 1.00 and 1.00 for each of Class A shares, Class A shares, Class C shares and Administrator Class shares, respectively, of the Acquiring Fund issued for each of Class A sahres, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Golden Core Opportunities Fund will be the accounting survivor following the Merger.

	Evergreen Golden Core Opportunities Fund	Adjustments	Wells Fargo Advantage Small/Mid Cap Core Fund Proforma
Total Net Assets
Class A	$14,752,970	$2,607,305	$17,360,275
Class B	$2,607,305	($2,607,305 )	$0
Class C	$3,196,247	N/A	$3,196,247
Class I	$6,886,233	($6,886,233)	$0
Administrator Class	N/A	$6,886,233	$6,886,233
Total	$27,442,755	$0	$27,442,755
Net Asset Value per Share
Class A	$6.76	N/A	$6.76
Class B	$6.68	N/A	N/A
Class C	$6.68	N/A	$6.68
Class I	$6.80	N/A	N/A
Administrator Class	N/A	N/A	$6.80
Total Shares Outstanding
Class A	2,181,386	385,518	2,566,904
Class B	390,337	(390,337)	0
Class C	478,282	N/A	478,282
Class I	1,013,073	(1,013,073)	0
Administrator Class	N/A	1,013,073	1,013,073
Total	4,063,078	(4,819)	4,058,259

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 0.93, 1.00 and 1.00 for each of Class A shares, Class A shares, Class C shares and Administrator Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Global Large Cap Equity Fund will be the accounting survivor following the Merger.

	Evergreen Global Large Cap Equity Fund	Adjustments	Wells Fargo Advantage Disciplined Global Equity Fund Proforma
Total Net Assets
Class A	$56,525,382	2,331,361	58,856,743
Class B	$2,331,361	(2,331,361)	$0
Class C	$8,356,019	N/A	$8,356,019
Class I	$1,143,182	($1,143,182)	$0
Administrator Class	N/A	$1,143,182	$1,143,182
Total	$68,355,944	$0	$68,355,944
Net Asset Value per Share
Class A	$12.04	N/A	$12.04
Class B	$11.15	N/A	N/A
Class C	$11.02	N/A	$11.02
Class I	$12.43	N/A	N/A
Administrator Class	N/A	N/A	$12.43
Total Shares Outstanding
Class A	4,695,648	193,671	4,889,319
Class B	209,081	(209,081)	0
Class C	758,000	N/A	758,000
Class I	91,944	(91,944)	0
Administrator Class	N/A	91,944	91,944
Total	5,754,673	(15,410)	5,739,263

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares and Administrator Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Global Opportunities Fund will be the accounting survivor following the Merger.

	Evergreen Global Opportunities Fund	Adjustments	Wells Fargo Advantage Global Opportunities Fund Proforma
Total Net Assets
Class A	$201,090,975	N/A	$201,090,975
Class B	$35,412,259	N/A	$35,412,259
Class C	$51,418,986	N/A	$51,418,986
Class I	$40,032,444	($40,032,444)	N/A
Administrator Class	N/A	$40,032,444	$40,032,444
Total	$327,954,664	$0	$327,954,664
Net Asset Value per Share
Class A	$25.66	N/A	$25.66
Class B	$20.90	N/A	$20.90
Class C	$21.01	N/A	$21.01
Class I	$26.47	N/A	N/A
Administrator Class	N/A	N/A	$26.47
Total Shares Outstanding
Class A	7,835,426	N/A	7,835,426
Class B	1,694,337	N/A	1,694,337
Class C	2,446,983	N/A	2,446,983
Class I	1,512,442	(1,512,442)	N/A
Administrator Class	N/A	1,512,442	1,512,442
Total	13,489,188	0	13,489,188

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 0.98, 1.00 and 1.00 for each of Class A shares, Class A shares, Class C shares and Administrator Class shares, respectively, of the Acquiring Fund issued for each of Class A shares and Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Intrinsic World Equity Fund will be the accounting survivor following the Merger.

	Evergreen Intrinsic World Equity Fund	Adjustments	Wells Fargo Advantage Intrinsic World Equity Fund Proforma
Total Net Assets
Class A	$106,357,347	$218,762	$106,576,109
Class B	$218,762	($218,762)	$0
Class C	$513,118	N/A	$513,118
Class I	$176,442	($176,442)	$0
Administrator Class	N/A	$176,442	$176,442
Total	$107,265,669	$0	$107,265,669
Net Asset Value per Share
Class A	$13.71	N/A	$13.71
Class B	$13.41	N/A	N/A
Class C	$13.39	N/A	$13.39
Class I	$13.67	N/A	N/A
Administrator Class	N/A	N/A	$13.67
Total Shares Outstanding
Class A	7,757,979	15,957	7,773,936
Class B	16,308	(16,308)	0
Class C	38,330	N/A	38,330
Class I	12,908	(12,908)	0
Administrator Class	N/A	12,908	12,908
Total	7,825,525	(351)	7,825,174

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares and Administrator Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Strategic Municipal Bond Fund will be the accounting survivor following the Merger.

	Evergreen Strategic Municipal Bond Fund	Adjustments	Wells Fargo Advantage Strategic Municipal Bond Fund Proforma
Total Net Assets
Class A	$366,705,332	N/A	$366,705,332
Class B	$18,824,536	N/A	$18,824,536
Class C	$127,249,109	N/A	$127,249,109
Class I	$172,642,848	($172,642,848)	$0
Administrator Class	N/A	$172,642,848	$172,642,848
Total	$685,421,825	$0	$685,421,825
Net Asset Value per Share
Class A	$8.69	N/A	$8.69
Class B	$8.67	N/A	$8.67
Class C	$8.72	N/A	$8.72
Class I	$8.69	N/A	N/A
Administrator Class	N/A	N/A	$8.69
Total Shares Outstanding
Class A	42,220,423	N/A	42,220,423
Class B	2,172,296	N/A	2,172,296
Class C	14,599,965	N/A	14,599,965
Class I	19,877,257	(19,877,257)	N/A
Administrator Class	N/A	19,877,257	19,877,257
Total	78,869,941	0	78,869,941

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00 and 1.00 for each of Class A shares, Class A shares, Class C shares and Institutional Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen North Carolina Municipal Bond Fund will be the accounting survivor following the Merger.

	Evergreen North Carolina Municipal Bond Fund	Adjustments	Wells Fargo Advantage North Carolina Tax-Free Fund Proforma
Total Net Assets
Class A	$51,122,552	$2,264,298	$53,386,850
Class B	$2,264,298	($2,264,298)	$0
Class C	$5,948,053	N/A	$5,948,053
Class I	$154,596,040	($154,596,040)	$0
Institutional Class	N/A	$154,596,040	$154,596,040
Total	$213,930,943	$0	$213,930,943
Net Asset Value per Share
Class A	$9.69	N/A	$9.69
Class B	$9.69	N/A	N/A
Class C	$9.69	N/A	$9.69
Class I	$9.69	N/A	N/A
Institutional Class	N/A	N/A	$9.69
Total Shares Outstanding
Class A	5,275,434	233.658	5,509,092
Class B	233,660	(233,660)	0
Class C	613,806	N/A	613,806
Class I	15,953,238	(15,953,238)	0
Institutional Class	N/A	15,953,238	15,953,238
Total	22,076,138	(2)	22,076,136

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Pennsylvania Municipal Bond Fund will be the accounting survivor following the Merger.

	Evergreen Pennsylvania Municipal Bond Fund	Adjustments	Wells Fargo Advantage Pennsylvania Tax-Free Fund Proforma
Total Net Assets
Class A	$50,221,182	N/A	$50,221,182
Class B	$8,084,834	N/A	$8,084,834
Class C	$8,721,296	N/A	$8,721,296
Class I	$306,293,315	($306,293,315)	$0
Institutional Class	N/A	$306,293,315	$306,293,315
Total	$373,320,627	$0	$373,320,627
Net Asset Value per Share
Class A	$10.81	N/A	$10.81
Class B	$10.77	N/A	$10.77
Class C	$10.79	N/A	$10.79
Class I	$10.81	N/A	N/A
Institutional Class	N/A	N/A	$10.81
Total Shares Outstanding
Class A	4,645,708	N/A	4,645,708
Class B	750,658	N/A	750,658
Class C	808,296	N/A	808,296
Class I	28,333,629	(28,333,629)	N/A
Institutional Class	N/A	28,333,629	28,333,629
Total	34,538,291	0	34,538,291

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares, Institutional Class shares and Class A shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares, Class I shares and Class IS shares, respectively, of the Target Fund. Evergreen Adjustable Rate Fund will be the accounting survivor following the Merger.

	Evergreen Adjustable Rate Fund	Adjustments	Wells Fargo Advantage Adjustable Rate Government Fund Proforma
Total Net Assets
Class A	$305,181,526	$82,765,572	$387,947,098
Class B	$57,403,024	N/A	$57,403,024
Class C	$363,326,097	N/A	$363,326,097
Class I	$410,445,574	($410,445,574)	$0
Class IS	$82,765,572	($82,765,572)	$0
Institutional Class	N/A	$410,445,574	$410,445,574
Total	$1,219,121,793	$0	$1,219,121,793
Net Asset Value per Share
Class A	$9.03	N/A	$9.03
Class B	$9.03	N/A	$9.03
Class C	$9.03	N/A	$9.03
Class I	$9.03	N/A	N/A
Class IS	$9.03	N/A	N/A
Institutional Class	N/A	N/A	$9.03
Total Shares Outstanding
Class A	33,806,653	9,168,402	42,975,055
Class B	6,358,908	N/A	6,358,908
Class C	40,247,980	N/A	40,247,980
Class I	45,467,720	(45,467,720)	0
Class IS	9,168,576	(9,168,576)	0
Institutional Class	N/A	45,467,720	45,467,720
Total	135,049,837	(174)	135,049,663

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares, Institutional Class shares and Class A shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares, Class I shares and Class IS shares, respectively, of the Target Fund. Evergreen International Bond Fund will be the accounting survivor following the Merger.

	Evergreen International Bond Fund	Adjustments	Wells Fargo Advantage International Bond Fund Proforma
Total Net Assets
Class A	$253,989,276	$5,118,222	$259,107,498
Class B	$11,841,801	N/A	$11,841,801
Class C	$36,389,623	N/A	$36,389,623
Class I	$1,048,262,134	($1,048,262,134)	$0
Class IS	$5,118,222	($5,118,222)	$0
Institutional Class	N/A	$1,048,262,134	$1,048,262,134
Total	$1,355,601,056	$0	$1,355,601,056
Net Asset Value per Share
Class A	$12.01	N/A	$12.01
Class B	$11.95	N/A	$11.95
Class C	$11.92	N/A	$11.92
Class I	$12.01	N/A	N/A
Class IS	$12.02	N/A	N/A
Institutional Class	N/A	N/A	$12.01
Total Shares Outstanding
Class A	21,153,289	426,267	21,579,556
Class B	991,187	N/A	991,187
Class C	3,052,462	N/A	3,052,462
Class I	87,249,826	(87,249,826)	0
Class IS	425,792	(425,792)	0
Institutional Class	N/A	87,249,826	87,249,826
Total	112,872,556	475	112,873,031
The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares and Administrator Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Health Care Fund will be the accounting survivor following the Merger.

	Evergreen Health Care Fund	Adjustments	Wells Fargo Advantage Health Care Fund Proforma
Total Net Assets
Class A	$83,099,930	N/A	$83,099,930
Class B	$23,274,441	N/A	$23,274,441
Class C	$27,911,912	N/A	$27,911,912
Class I	$6,412,953	($6,412,953)	$0
Administrator Class	N/A	$6,412,953	$6,412,953
Total	$140,699,236	$0	$140,699,236
Net Asset Value per Share
Class A	$16.50	N/A	$16.50
Class B	$15.10	N/A	$15.10
Class C	$15.09	N/A	$15.09
Class I	$17.01	N/A	N/A
Administrator Class	N/A	N/A	$17.01
Total Shares Outstanding
Class A	5,037,095	N/A	5,037,095
Class B	1,541,528	N/A	1,541,528
Class C	1,850,048	N/A	1,850,048
Class I	376,956	(376,956)	N/A
Administrator Class	N/A	376,956	376,956
Total	8,805,627	0	8,805,627

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Precious Metals Fund will be the accounting survivor following the Merger.

	Evergreen Precious Metals Fund	Adjustments	Wells Fargo Advantage Precious Metals Fund Proforma
Total Net Assets
Class A	$714,532,256	N/A	$714,532,256
Class B	$80,955,486	N/A	$80,955,486
Class C	$327,849,911	N/A	$327,849,911
Class I	$51,319,411	($51,319,411)	$0
Institutional Class	N/A	$51,319,411	$51,319,411
Total	$1,174,657,064	$0	$1,174,657,064
Net Asset Value per Share
Class A	$76.59	N/A	$76.59
Class B	$71.43	N/A	$71.43
Class C	$70.87	N/A	$70.87
Class I	$76.62	N/A	N/A
Institutional Class	N/A	N/A	$76.62
Total Shares Outstanding
Class A	9,328,900	N/A	9,328,900
Class B	1,133,360	N/A	1,133,360
Class C	4,625,858	N/A	4,625,858
Class I	669,797	(669,797)	0
Institutional Class	N/A	669,797	669,797
Total	15,757,915	0	15,757,915

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Utility and Telecommunications Fund will be the accounting survivor following the Merger.

	Evergreen Utility and Telecommunications Fund	Adjustments	Wells Fargo Advantage Utility and Telecommunications Fund Proforma
Total Net Assets
Class A	$313,311,884	N/A	$313,311,884
Class B	$31,665,547	N/A	$31,665,547
Class C	$83,456,896	N/A	$83,456,896
Class I	$9,418,917	($9,418,917)	$0
Institutional Class	N/A	$9,418,917	$9,418,917
Total	$437,853,244	$0	$437,853,244
Net Asset Value per Share
Class A	$11.31	N/A	$11.31
Class B	$11.30	N/A	$11.30
Class C	$11.29	N/A	$11.29
Class I	$11.32	N/A	N/A
Institutional Class	N/A	N/A	$11.32
Total Shares Outstanding
Class A	27,712,994	N/A	27,712,994
Class B	2,803,256	N/A	2,803,256
Class C	7,388,928	N/A	7,388,928
Class I	831,933	(831,933)	0
Institutional Class	N/A	831,933	831,933
Total	38,737,111	0	38,737,111

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Diversified Income Builder Fund will be the accounting survivor following the Merger.

	Evergreen Diversified Income Builder Fund	Adjustments	Wells Fargo Advantage Diversified Income Builder Fund Proforma
Total Net Assets
Class A	$130,134,358	N/A	$130,134,358
Class B	$18,036,815	N/A	$18,036,815
Class C	$86,780,222	N/A	$86,780,222
Class I	$61,092,174	($61,092,174)	$0
Institutional Class	N/A	$61,092,174	$61,092,174
Total	$296,043,569	$0	$296,043,569
Net Asset Value per Share
Class A	$5.22	N/A	$5.22
Class B	$5.24	N/A	$5.24
Class C	$5.23	N/A	$5.23
Class I	$5.12	N/A	N/A
Institutional Class	N/A	N/A	$5.12
Total Shares Outstanding
Class A	24,912,845	N/A	24,912,845
Class B	3,439,542	N/A	3,439,542
Class C	16,580,123	N/A	16,580,123
Class I	11,922,891	(11,922,891)	0
Institutional Class	N/A	11,922,891	11,922,891
Total	56,855,401	0	56,855,401

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares and Institutional Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen Diversified Capital Builder Fund will be the accounting survivor following the Merger.

	Evergreen Diversified Capital Builder Fund	Adjustments	Wells Fargo Advantage Diversified Capital Builder Fund Proforma
Total Net Assets
Class A	$456,885,815	N/A	$456,885,815
Class B	$17,780,269	N/A	$17,780,269
Class C	$41,789,276	N/A	$41,789,276
Class I	$101,046,480	($101,046,480)	$0
Institutional Class	N/A	$101,046,480	$101,046,480
Total	$617,501,840	$0	$617,501,840
Net Asset Value per Share
Class A	$5.63	N/A	$5.63
Class B	$5.65	N/A	$5.65
Class C	$5.63	N/A	$5.63
Class I	$5.60	N/A	N/A
Institutional Class	N/A	N/A	$5.60
Total Shares Outstanding
Class A	81,152,725	N/A	81,152,725
Class B	3,147,264	N/A	3,147,264
Class C	7,429,100	N/A	7,429,100
Class I	18,035,364	(18,035,364)	0
Institutional Class	N/A	18,035,364	18,035,364
Total	109,764,453	0	109,764,453

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 0.83, 0.84, and 1.00 for each of Class A shares, Class A shares, Class A shares and Institutional Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares and Class C shares, and Class I shares, respectively, of the Target Fund. Evergreen Growth Fund will be the accounting survivor following the Merger.

	Evergreen Growth Fund	Adjustments	Wells Fargo Advantage Traditional Small Cap Growth Fund Proforma
Total Net Assets
Class A	$43,761,043	$83,501,991	$127,263,034
Class B	$4,354,281	($4,354,281)	$0
Class C	$79,147,710	($79,147,710)	$0
Class I	$155,275,523	($155,275,523)	$0
Institutional Class	N/A	$155,275,523	$155,275,523
Total	$282,538,557	$0	$282,538,557
Net Asset Value per Share
Class A	$11.63	N/A	$11.63
Class B	$9.60	N/A	N/A
Class C	$9.72	N/A	N/A
Class I	$12.17	N/A	N/A
Institutional Class	N/A	N/A	$12.17
Total Shares Outstanding
Class A	3,761,675	7,177,748	10,939,423
Class B	453,476	(453,476)	0
Class C	8,143,317	(8,143,317)	0
Class I	12,760,975	(12,760,975)	0
Institutional Class	N/A	12,760,975	12,760,975
Total	25,119,443	(1,419,045)	23,700,398

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00 and 1.00 for each of Class A shares and Institutional Class shares, respectively, of the Acquiring Fund issued for each of Class A shares and Class I shares, respectively, of the Target Fund. Evergreen Small-Mid Growth Fund will be the accounting survivor following the Merger.

	Evergreen Small-Mid Growth Fund	Adjustments	Wells Fargo Advantage Growth Opportunities Fund Proforma
Total Net Assets
Class A	$24,315,479	N/A	$24,315,479
Class I	$24,643,492	($24,643,492)	N/A
Institutional Class	N/A	$24,643,492	$24,643,492
Total	$48,958,971	$0	$48,958,971
Net Asset Value per Share
Class A	$10.64	N/A	$10.64
Class I	$10.74	N/A	N/A
Institutional Class	N/A	N/A	$10.74
Total Shares Outstanding
Class A	2,285,115	N/A	2,285,115
Class I	2,294,629	(2,294,629)	N/A
Institutional Class	N/A	2,294,629	2,294,629
Total	4,579,744	$0	4,579,744

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.00, 1.00, 1.00 and 1.00 for each of Class A shares, Class B shares, Class C shares and Administrator Class shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares and Class I shares, respectively, of the Target Fund. Evergreen High Income Fund will be the accounting survivor following the Merger.

	Evergreen High Income Fund	Adjustments	Wells Fargo Advantage High Yield Bond Fund Proforma
Total Net Assets
Class A	$264,017,765	N/A	$264,017,765
Class B	$55,227,644	N/A	$55,227,644
Class C	$100,006,830	N/A	$100,006,830
Class I	$99,640,149	($99,640,149)	N/A
Administrator Class	N/A	$99,640,149	$99,640,149
Total	$518,892,388	$0	$518,892,388
Net Asset Value per Share
Class A	$2.90	N/A	$2.90
Class B	$2.90	N/A	$2.90
Class C	$2.90	N/A	$2.90
Class I	$2.90	N/A	N/A
Administrator Class	N/A	N/A	$2.90
Total Shares Outstanding
Class A	90,904,657	N/A	90,904,657
Class B	19,015,491	N/A	19,015,491
Class C	34,433,905	N/A	34,433,905
Class I	34,307,391	(34,307,391)	N/A
Administrator Class	N/A	34,307,391	34,307,391
Total	178,661,444	$0	178,661,444

The following table sets forth the capitalizations of each of the Target  and Acquiring Funds as of November 30, 2009, and the capitalization of each Acquiring Fund on a pro forma basis as of that date after giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 0.56, 0.57, 0.56, 0.59 and 0.99 for each of Class A shares, Class B shares, Class C shares and Administrator Class shares, respectively, of the Acquiring Fund issued for each Class A shares, Class B shares, Class C shares and Class I shares, respectively, of Evergreen Small Cap Value Fund. The pro forma data also reflects an exchange ratio of approximately 1.00, 1.00, 1.00, 1.00 and 0.99, respectively, for each of Class A shares, Class B shares, Class C shares, Administrator Class shares and Class A shares, respectively, of the Acquiring Fund issued for each of Class A shares, Class B shares, Class C shares, Class I shares and Class R shares, respectively, of Evergreen Special Values Fund. Evergreen Special Values Fund will be the accounting survivor following the Merger.

	Evergreen Small Cap Value Fund	Evergreen Special Values Fund	Adjustments	Wells Fargo Advantage Special Small Cap Value Fund Proforma
Total Net Assets
Class A	$10,439,736	$466,724,588	$3,820,910	$480,985,234
Class B	$3,277,688	$35,981,751	N/A	$39,259,439
Class C	$3,735,744	$39,637,318	N/A	$43,373,062
Class I	$19,653,363	$328,072,178	($347,725,541)	N/A
Class R	N/A	$3,820,910	($3,820,910)	N/A
Administrator Class	N/A	N/A	$347,725,541	$347,725,541
Total	$37,106,531	$874,236,745	$0	$911,343,276
Net Asset Value per Share
Class A	$9.48	$16.82	N/A	$16.82
Class B	$9.09	$16.09	N/A	$16.09
Class C	$9.10	$16.15	N/A	$16.15
Class I	$10.05	$17.12	N/A	N/A
Class R	N/A	$16.66	N/A	N/A
Administrator Class	N/A	N/A	N/A	$17.12
Total Shares Outstanding
Class A	1,101,516	27,750,588	(253,603)	28,598,501
Class B	360,404	2,235,775	(156,740)	2,439,439
Class C	410,502	2,454,831	(179,140)	2,686,193
Class I	1,954,692	19,164,609	(21,119,301)	N/A
Class R	N/A	229,398	(229,398)	N/A
Administrator Class	N/A	N/A	20,312,685	20,312,685
Total	3,827,114	51,835,201	(1,625,497)	54,036,818

Exhibit E

Additional Acquiring Fund Information

Dormant Multi-Manager Disclosure

The Board has a adopted a "multi-manager" arrangement. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

Additional Payments to Dealers

In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

In return for these Additional Payments, the Fund's adviser and distributor expect to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or the ability to assist in training and educating the selling agent's registered representatives.

Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by a Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers.

Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Merger SAI.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

  directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

  through a brokerage account with an approved selling agent; or

  through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

Class R shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R shares generally are not available to retail accounts.

Administrator Class and Institutional Class shares are offered primarily for direct investment by institutions such an pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class and Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

  Employee benefit plan programs that have at least $10 million ($100 million for Institutional Class) in plan assets;

  Broker-dealer managed account or wrap programs that charge an asset-based fee (and, for Institutional Class, have program assets of at least $100 million);

  Registered investment adviser mutual fund wrap programs that charge an asset-based fee (and, for Institutional Class, have program assets of at least $100 million);

  Internal Revenue Code Section 529 college savings plan accounts;

  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM;

  Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

  Institutions who invest a minimum initial amount of $1 million in a Fund ($5 million for Institutional Class); and

  Under certain circumstances and for certain groups as detailed in the Fund's Statement of Additional Information.

How to Buy Shares

This section explains how you can buy Class A, Class C and Administrator Class and Institutional Class shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Buying Shares	Opening an Account	Adding to an Account
By Internet	A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.	To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/advantagefunds. Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum (applies to Class A and Class C). Please call Investor Services at 1-800-222-8222 for more information.
By Mail (does not apply to Administrator Class and Institutional Class)	Complete and sign your account application. Mail the application with your check made payable to the Fund to Investor Services at: Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266 Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
	Canton, MA 02021-2809	Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number. Mail the deposit slip or note with your check made payable to the Fund to the address on the left.
By Telephone	A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.	To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
In Person	Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051	See instructions shown to the left.
By Wire	Complete, sign and mail your account application (refer to the section on buying shares by mail). Provide the following instructions to your financial institution:
State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Advantage Funds (Name of Fund, account Number and any applicable share class)
	Account Name: Provide your name as registered on the Fund account	To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

Special Considerations When Investing Through Financial Intermediaries:
 If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interest of a Fund and its shareholders.

  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

General Notes for Buying Shares (Applies to Class A and Class C)

Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transactions will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.
Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.
Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.
By Mail (does not apply to Institutional Class or Administrator Class)	Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write "Full Redemption" to redeem your remaining balance) to the address below. Make sure all account owners sign the request exactly as their names appear on the account application. A medallion guarantee may be required under certain circumstances (see "General Notes for Selling Shares").
Regular Mail
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
Overnight Only
Wells Fargo Advantage Funds
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809
By Wire	To arrange for a Federal Funds wire, call 1-800-222-8222. Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system. Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close. There is a $10 fee for each request.
In Person	Investors are welcome to visit the Investor Center in person to ask questions or conduct any Fund transaction. The Investor Center is located at 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051
By Telephone/Electronic Funds Transfer (EFT)	Call an Investor Services representative at 1-800-222-822 or use the automated phone system 1-800-368-7550. Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing. Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail). A check will be mailed to the address on record (if there have been no changes communciated to us within the last 15 days) or transferred to a linked bank account. Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution. Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds. Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds. Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.
Through Your Investments Representative	Contact your investment representative

General Notes For Selling Shares

Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.
CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

Telephone/Internet Redemptions. For Class A and Class C, we will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Merger SAI.

Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supercede the directions in this Prospectus.

Medallion Guarantees. For Class A and Class C, Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

How to Exchange Shares

Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exceptions:

  Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund; and

  Class C shares of non-money market funds may be exchanged for Class A shares of the Wells Fargo Advantage Money Market Fund. Effective July 1, 2010, Class C shares of non-money market funds may be exchanged for Class C shares of the Wells Fargo Advantage Money Market Fund. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market funds.

You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

Any exchange between two Wells Fargo Advantage Funds must meet the minimum redemption and subsequent purchase amounts.

Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

Account Policies

Automatic Plans

For Class A and Class C, the following plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur on. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

Automatic Investment Plan - With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

Automatic Exchange Plan - With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the "How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

Systematic Withdrawal Plan - With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

  must have a Fund account valued at $10,000 or more;

  must request a minimum redemption of $100; and

  may not simultaneously participate in the Automatic Investment Plan.

Payroll Direct Deposit - With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Householding

To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

Retirement Accounts

We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please call 1-800-222-8222 for information on: Individual Retirement Plans, including traditional IRAs and Roth IRAs, Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary. If you sell shares from a non-IRA retirement account and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Electronic Delivery of Fund Documents

You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Funds' Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy Security section of the Funds' Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Transaction Authorizations

Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Principal Investments

Unless otherwise indicated, the investment policies and practices of the Acquiring Funds apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds, except for the Intrinsic Value Fund, Omega Growth Fund, Global Opportunities Fund, Diversified Income Builder Fund and Growth Opportunities Fund, concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

Exhibit F
Financial Highlights

Six Months Ended November 30, 2009 (unaudited)
Evergreen Strategic Municipal Bond Fund	Class A	Class B	Class C	Class I
Net asset value, beginning of period	$8.59	$8.57	$8.62	$8.59
Income from investment operations
Net investment income	0.14	0.11[1]	0.11	0.15
Net realized and unrealized gains or losses on investments	0.10	0.10	0.10	0.10
Total from investment operations	0.24	0.21	0.21	0.25
Distributions to shareholders from
Net investment income	(0.14)	(0.11)	(0.11)	(0.15)
Net asset value, end of period	$8.69	$8.67	$8.72	$8.69
Total return	2.73%[2]	2.35%[2]	2.34%[2]	2.86%
Ratios and supplemental data
Net assets, end of period (thousands)	$367,373	$18,762	$127,625	$173,153
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.99%[3]	1.74%[3]	1.74%[3]	0.75%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.99%[3]	1.74%[3]	1.74%[3]	0.75%[3]
Net investment income	3.22%[3]	2.51%[3]	2.46%[3]	3.43%[3]
Portfolio turnover rate	24%	24%	24%	24%
1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

Six Months Ended September 30, 2009 (unaudited)
Evergreen Pennsylvania Municipal Bond Fund	Class A	Class B	Class C	Class I
Net asset value, beginning of period	$9.95	$9.91	$9.93	$9.95
Income from investment operations
Net investment income	0.23	0.19	0.19	0.25
Net realized and unrealized gains or losses on investments	1.15	1.15	1.15	1.14
Total from investment operations	1.38	1.34	1.34	1.39
Distributions to shareholders from
Net investment income	(0.24)	(0.20)	(0.20)	(0.25)
Net asset value, end of period	$11.09	$11.05	$11.07	$11.09
Total return	14.00%[1]	13.63%[1]	13.60%[1]	14.14%
Ratios and supplemental data
Net assets, end of period (thousands)	$51,703	$9,240	$9,170	$325,362
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.76%[2]	1.51%[2]	1.51%[2]	0.51%[2]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.76%[2]	1.51%[2]	1.51%[2]	0.51%[2]
Espenses including waivers/reimbursemnts but excluding expense reductions and interest and fee expense	0.76%[2]	1.51%[2]	1.51%[2]	0.51%[2]
Interest and fee expense[3]	0.00%[2]	0.00%[2]	0.00%[2]	0.00%[2]
Net investment income	4.49%[2]	3.75%[2]	3.74%[2]	4.74%[2]
Portfolio turnover rate	24%	24%	24%	24%
1	Excluding applicable sales charges
2	Annualized
3	Interest and fee expense ratio relates to interest and fees associated with borrowings and/or leverage transactions.

Six Months Ended December 31, 2009 (unaudited)
Evergreen Adjustable Rate Fund	Class A	Class B	Class C	Class I	Class IS
Net asset value, beginning of period	$9.00	$9.00	$9.00	$9.00	$9.00
Income from investment operations
Net investment income	0.11	0.08[1]	0.08	0.13	0.12[1]
Net realized and unrealized gains or losses on investments	0.05	0.04	0.04	0.04	0.04
Total from investment operations	0.16	0.12	0.12	0.17	0.16
Distributions to shareholders from
Net investment income	(0.12)	(0.08)	(0.08)	(0.13)	(0.12)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.12)	(0.08)	(0.08)	(0.13)	(0.12)
Net asset value, end of period	$9.04	$9.04	$9.04	$9.04	$9.04
Total return[2]	1.77%	1.39%	1.39%	1.90%	1.77%
Ratios and supplemental data
Net assets, end of period (thousands)	$290,424	$56,664	$362,238	$413,315	$54,156
Ratios to average net assets
Expenses including waivers/reimbursements and interest and fee expense but excluding expense reductions	0.73%[3]	1.49%[3]	1.48%[3]	0.49%[3]	0.74%[3]
Expenses including interest and fee expense but excluding waivers/reimbursements and expense reductions	0.73%[3]	1.49%[3]	1.48%[3]	0.49%[3]	0.74%[3]
Expenses including waivers/reimbursements but excluding expense reductions and interest and fee expense	0.73%[3]	1.49%[3]	1.48%[3]	0.49%[3]	0.74%[3]
Interest and fee expense	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	2.51%[3]	1.77%[3]	1.77%[3]	2.77%[3]	2.54%[3]
Portfolio turnover rate	12%	12%	12%	12%	12%
1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

Six Months Ended September 30, 2009 (unaudited)
Evergreen Diversified Capital Builder Fund	Class A	Class B	Class C	Class I
Net asset value, beginning of period	$4.18	$4.19	$4.18	$4.16
Income from investment operations
Net investment income	0.03[1]	0.01[1]	0.01	0.03
Net realized and unrealized gains or losses on investments	1.27	1.29	1.27	1.27
Total from investment operations	1.30	1.30	1.28	1.30
Distributions to shareholders from
Net investment income	(0.03)	(0.01)	(0.01)	(0.04)
Net asset value, end of period	$5.45	$5.48	$5.45	$5.42
Total return	31.18%[2]	31.43%[2]	30.71%[2]	31.24%
Ratios and supplemental data
Net assets, end of period (millions)	$452	$18	$40	$99
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%[3]	1.92%[3]	1.92%[3]	0.92%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.17%[3]	1.92%[3]	1.92%[3]	0.92%[3]
Net investment income	1.27%[3]	0.53%[3]	0.52%[3]	1.52%[3]
Portfolio turnover rate	32%	32%	32%	32%
1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

Six Months Ended October 31, 2009 (unaudited)
Evergreen Diversifed Income Builder Fund	Class A	Class B	Class C	Class I
Net asset value, beginning of period	$4.58	$4.60	$4.60	$4.48
Income from investment operations
Net investment income	0.11	0.10[1]	0.10	0.12
Net realized and unrealized gains or losses on investments	0.59	0.59	0.58	0.59
Total from investment operations	0.70	0.69	0.68	0.71
Distributions to shareholders from
Net investment income	(0.11)	(0.10)	(0.10)	(0.12)
Net asset value, end of period	$5.17	$5.19	$5.18	$5.07
Total return	15.50%[2]	14.77%[2]	14.80%[2]	15.94%
Ratios and supplemental data
Net assets, end of period (thousands)	$128,403	$18,643	$85,965	$60,793
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.06%[3]	1.81%[3]	1.81%[3]	0.81%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.06%[3]	1.81%[3]	1.81%[3]	0.81%[3]
Net investment income	4.70%[3]	3.95%[3]	3.94%[3]	4.95%[3]
Portfolio turnover rate	39%	39%	39%	39%
1	Per share amount is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

Six Months Ended October 31, 2009 (unaudited)
Evergreen High Income Fund	Class A	Class B	Class C	Class I
Net asset value, beginning of period	$2.39	$2.39	$2.39	$2.39
Income from investment operations
Net investment income	0.12	0.10	0.12	0.13
Net realized and unrealized gains or losses on investments	0.53	0.54	0.52	0.52
Total from investment operations	0.65	0.64	0.64	0.65
Distributions to shareholders from
Net investment income	(0.14)	(0.13)	(0.13)	(0.14)
Net asset value, end of period	$2.90	$2.90	$2.90	$2.90
Total return	27.70%[1]	27.23%[1]	27.23%[1]	27.85%
Ratios and supplemental data
Net assets, end of period (thousands)	$259,155	$57,024	$99,496	$97,914
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.15%[2]	1.89%[2]	1.90%[2]	0.90%[2]
Expenses excluding waivers/reimbursements and expense reductions	1.16%[2]	1.90%[2]	1.91%[2]	0.91%[2]
Net investment income	9.11%[2]	8.42%[2]	8.34%[2]	9.28%[2]
Portfolio turnover rate	69%	69%	69%	69%
1	Excluding applicable sales charges
2	Annualized

Exhibit G Composite Performance Information

Because Evergreen High Income Fund historical performance reflects returns that were achieved with a different investment adviser than the adviser that will manage for the Wells Fargo Advantage High Yield Bond Fund under a different set of investment goals and strategies, the historical performance of Evergreen High Income Fund alone may have limited relevance. Also, because Wells Fargo Advantage High Yield Bond Fund has not commenced operations, no performance information is available. Performance information regarding the High Yield Fixed Income composite of Wells Capital Management (the "Composite") is presented below to illustrate past performance of Wells Capital Management in managing accounts following substantially similar investment objectives and strategies to those that will be followed by the Wells Fargo Advantage High Yield Bond Fund. The Composite is comprised of fully discretionary separate accounts with assets in excess of $5 million. All returns were calculated on a time-weighted rates of return basis and include the reinvestment of dividends and other earnings. The Composite returns shown below have been adjusted to reflect the fees and expenses after waiver that will be charged to Class A shares of the Wells Fargo Advantage High Yield Bond Fund (excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund) and does not reflect Class A sales charges; if these sales charges were reflected, the returns would be lower. At December 31, 2008, the Composite represented approximately $547.1 million in assets. The performance presented in the Composite is separate and distinct from the performance of the Evergreen High Income Fund.

The separate accounts included in the Composite are not subject to the diversification requirements, specific tax restrictions, and investment limitations imposed on the Evergreen High Income Fund and that will be imposed on the Wells Fargo Advantage High Yield Bond Fund by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. As a result, the investment portfolio of the Wells Fargo Advantage High Yield Bond Fund, if it had been in operation during the periods shown, would likely have differed to some extent from the portfolio of the accounts included in the Composite. If the accounts in the Composite had been subject to these restrictions, the performance of the Composite might have been adversely affected. The performance information for the Composite should not be relied upon as a substitute for or as an indication of the future performance of the Evergreen High Income Fund's or Wells Fargo Advantage High Yield Bond Fund's performance information or as an indication of the future performance of Evergreen High Income Fund or Wells Fargo Advantage High Yield Bond Fund because, among other things, the cash flow in and out of the Evergreen High Income Fund, Wells Fargo Advantage High Yield Bond Fund and the accounts comprising the Composite, and the fees and expenses and the portfolio size and positions of the accounts comprising the Composite, Evergreen High Income Fund and Wells Fargo Advantage High Yield Bond Fund will vary. Past performance of the Composite shown below is no guarantee of similar future performance for the Evergreen High Income Fund or the Wells Fargo Advantage High Yield Bond Fund.

Calendar Year Total Return for High Yield Fixed Income Composite1,2

Highest Quarter:	2nd Quarter 2003	8.32%
Lowest Quarter:	4th Quarter 2008	(15.19%)
[1] The Performance of the Composite has been adjusted for fees and expenses after waiver that will be charged to Class A shares of the Wells Fargo Advantage High Yield Bond Fund (excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund) and does not reflect Class A sales charges; if it did reflect sales charges, the returns would be lower.
[2] From January 1, 2003 through June 30, 2004, the Composite includes a carve-out of high yield securities from the High Yield Proprietary Portfolio, a non-fee paying account managed by the Wells Fargo Capital Markets Group for Wells Fargo Bank. Effective July 1, 2004, this portfolio was removed from the Composite as it was no longer managed in the same style and same investment process as the remaining accounts in the Composite. Effective May 18, 2005, the Composite has a Significant Cash Flow ("SCF") policy to temporarily remove accounts from the Composite. A SCF is defined as a series of cash inflows that, over a three-month period meet or exceed 15% of the beginning market value of the account. The account is removed from the Composite as of the beginning of the current calendar quarter in which the SCF occurred and is included at the beginning of the next calendar quarter.

The table below compares the performance of the Evergreen High Income Fund and the Composite to that of the BofA Merrill Lynch High Yield Master Index as of December 31, 2008.

Average Annual Total Returns for the periods ended 12/31/2008
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (including maximum sales charge)	1/20/1998	(29.68%)	(2.85%)	1.52%
Class A (excluding maximum sales charge)	1/20/1998	(26.17%)	(1.91%)	2.02%
Class A (Composite)[2]		(20.83%)	0.11%	N/A
BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		(26.21%)	(0.84%)	2.27%
1	Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.
2	[2] From January 1, 2003 through June 30, 2004, the Composite includes a carve-out of high yield securities from the High Yield Proprietary Portfolio, a non-fee paying account managed by the Wells Fargo Capital Markets Group for Wells Fargo Bank. Effective July 1, 2004, this portfolio was removed from the Composite as it was no longer managed in the same style and same investment process as the remaining accounts in the Composite. Effective May 18, 2005, the Composite has a Significant Cash Flow ("SCF") policy to temporarily remove accounts from the Composite. A SCF is defined as a series of cash inflows that, over a three-month period meet or exceed 15% of the beginning market value of the account. The account is removed from the Composite as of the beginning of the current calendar quarter in which the SCF occurred and is included at the beginning of the next calendar quarter.

WELLS FARGO FUNDS TRUST

PART B

STATEMENT OF ADDITIONAL INFORMATION

4b1cdbbd-3691-41ef-a8e0-b1eec6217d4f.htm -- Converted by SEC Publisher, created by BCL Technologies Inc., for SEC Filing

WELLS FARGO FUNDS TRUST

525 Market Street

San Francisco, California 94105

(800) 222-8222

PART B

STATEMENT OF ADDITIONAL INFORMATION

____, 2010

Relating to the acquisition of assets of

EVERGREEN ADJUSTABLE RATE FUND

a series of

Evergreen Select Fixed Income Trust

by and in exchange for shares of

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND

a series of

EVERGREEN EQUITY TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN DIVERSIFIED INCOME BUILDER FUND

a series of

EVERGREEN FIXED INCOME TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN ENHANCED S&P 500 FUND

a series of

EVERGREEN EQUITY TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN FUNDAMENTAL LARGE CAP FUND

a series of

Evergreen EQUITY Trust

by and in exchange for shares of

WELLS FARGO ADVANTAGE CORE EQUITY FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN GLOBAL LARGE CAP EQUITY FUND

a series of

EVERGREEN INTERNATIONAL TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN GLOBAL OPPORTUNITIES FUND

a series of

EVERGREEN INTERNATIONAL TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND

a series of

EVERGREEN EQUITY TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN GROWTH FUND

a series of

EVERGREEN EQUITY TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN HEALTH CARE FUND

a series of

Evergreen EQUITY Trust

by and in exchange for shares of

WELLS FARGO ADVANTAGE HEALTH CARE FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN HIGH INCOME FUND

a series of

EVERGREEN FIXED INCOME TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN INTERNATIONAL BOND FUND

a series of

EVERGREEN SELECT FIXED INCOME TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN INTRINSIC VALUE FUND

a series of

EVERGREEN EQUITY TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN INTRINSIC WORLD EQUITY FUND

a series of

Evergreen INTERNATIONAL Trust

by and in exchange for shares of

WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

a series of

EVERGREEN MUNICIPAL TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN OMEGA FUND

a series of

EVERGREEN EQUITY TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND

a series of

EVERGREEN MUNICIPAL TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE PENNSYLVANIA TAX-FREE FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN PRECIOUS METALS FUND

a series of

EVERGREEN INTERNATIONAL TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE PRECIOUS METALS FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN SMALL-MID GROWTH FUND

a series of

EVERGREEN EQUITY TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE GROWTH OPPORTUNITIES FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN SMALL CAP VALUE FUND

and

EVERGREEN SPECIAL VALUES FUND

each a series of

EVERGREEN EQUITY TRUST

by and in exchange for shares of

WELLS FARGO SPECIAL SMALL CAP VALUE FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN STRATEGIC GROWTH FUND

a series of

EVERGREEN SELECT EQUITY TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN STRATEGIC MUNICIPAL BOND FUND

a series of

EVERGREEN MUNICIPAL TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE STRATEGIC MUNICIPAL BOND FUND

a series of

WELLS FARGO FUNDS TRUST

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND

a series of

EVERGREEN EQUITY TRUST

by and in exchange for shares of

WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND

a series of

WELLS FARGO FUNDS TRUST

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated ___ 2010, for the Special Meeting of Shareholders of the Target Funds listed above to be held on ____, 2010. The Prospectus/Proxy Statement, into which this SAI has been incorporated by reference, may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds, P.O. Box 8266, Boston, MA 02266-8266. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

INCORPORATION OF DOCUMENTS BY REFERENCE

IN STATEMENT OF ADDITIONAL INFORMATION

This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

1.

The Statement of Additional Information dated November 1, 2009, as supplemented from time to time, for Evergreen Adjustable Rate Fund, which was filed electronically with the Securities and Exchange Commission on October 26, 2009, File No. 811-08365, on Form N-1A, accession no. 0000907244-09-000603.

2.

The Statement of Additional Information dated August 1, 2009, as supplemented from time to time, for Evergreen Diversified Capital Builder Fund, which was filed electronically with the Securities and Exchange Commission on July 27, 2009, File No. 811-08413, on Form N-1A, accession no. 0000907244-09-000435.

3.

The Statement of Additional Information dated September 1, 2009, as supplemented from time to time, for Evergreen Diversified Income Builder Fund and Evergreen High Income Fund, which was filed electronically with the Securities and Exchange Commission on August 27, 2009, File No. 811-08415, on Form N-1A, accession no. 0000907244-09-000506.

4.

The Statement of Additional Information dated December 1, 2009, as supplemented from time to time, for Evergreen Enhanced S&P 500 Fund and Evergreen Fundamental Large Cap Fund, which was filed electronically with the Securities and Exchange Commission on November 24, 2009, File No. 811-08413, on Form N-1A, accession no. 0000907244-09-000646.

5.

The Statement of Additional Information dated March 1, 2010, as supplemented from time to time, for Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Bond Fund and Evergreen Intrinsic World Equity Fund, which was filed electronically with the Securities and Exchange Commission on February __, 2010, File No. 811-08553, on Form N-1A, accession no. _____ (to be filed by amendment).

6.

The Statement of Additional Information dated December 1, 2009, as supplemented from time to time, for Evergreen Golden Core Opportunities Fund, which was filed electronically with the Securities and Exchange Commission on November 24, 2009, File No. 811-08413, on Form N-1A, accession no. 0000907244-09-000646.

7.

The Statement of Additional Information dated February 1, 2010, as supplemented from time to time, for Evergreen Growth Fund, Evergreen Omega Fund, Evergreen Small-Mid Growth Fund and Evergreen Strategic Growth Fund, which was filed electronically with the Securities and Exchange Commission on January 28, 2010, File No. 811-08413, on Form N-1A, accession no. 0000907244-10-000139.

8.

The Statement of Additional Information dated March 1, 2010, as supplemented from time to time, for Evergreen Health Care Fund, Evergreen Precious Metals Fund and Evergreen Utility and Telecommunications Fund, which was filed electronically with the Securities and Exchange Commission on February __, 2010, File No. 811-084133, on Form N-1A, accession no. _____ (to be filed by amendment).

9.

The Statement of Additional Information dated December 1, 2009, as supplemented from time to time, for Evergreen Intrinsic Value Fund, Evergreen Small Cap Value Fund and Evergreen Special Values Fund, which was filed electronically with the Securities and Exchange Commission on November 24, 2009, File No. 811-08413, on Form N-1A, accession no. 0000907244-09-000646.

10.

The Statement of Additional Information dated January 1, 2010, as supplemented from time to time, for Evergreen North Carolina Municipal Bond Fund, which was filed electronically with the Securities and Exchange Commission on December 21, 2009, File No. 811-08367, on Form N-1A, accession no. 0000907244-09-000691.

11.

The Statement of Additional Information dated August 1, 2009, as supplemented from time to time, for Evergreen Pennsylvania Municipal Bond Fund, which was filed electronically with the Securities and Exchange Commission on July 27, 2009, File No. 811-08367, on Form N-1A, accession no. 0000907244-09-000434.

12.

The Statement of Additional Information dated October 1, 2009, as supplemented from time to time, for Evergreen Strategic Municipal Bond Fund, which was filed electronically with the Securities and Exchange Commission on September 25, 2009, File No. 811-08367, on Form N-1A, accession no. 0000907244-09-000562.

13.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for Evergreen Adjustable Rate Fund for the fiscal year ended June 30, 2009, filed electronically with the Securities and Exchange Commission on September 2, 2009, File No. 811-08365, accession no. 0001133228-09-000586.

14.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for Evergreen Diversified Capital Builder Fund for the fiscal year ended March 31, 2009, filed electronically with the Securities and Exchange Commission on June 5, 2009, File No. 811-08413, accession no. 0001133228-09-000391.

15.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Evergreen Diversified Income Builder Fund and Evergreen High Income Fund for the fiscal year ended April 30, 2009, filed electronically with the Securities and Exchange Commission on July 2, 2009, File No. 811-08415, accession no. 0001133228-09-000455.

16.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Evergreen Enhanced S&P 500 Fund, Evergreen Fundamental Large Cap Fund, Evergreen Golden Core Opportunities Fund, Evergreen Intrinsic Value Fund, Evergreen Small Cap Value Fund and Evergreen Special Values Fund for the fiscal year ended July 31, 2009, filed electronically with the Securities and Exchange Commission on October 2, 2009, File No. 811-08413, accession no. 0001133228-09-000699.

17.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen Intrinsic World Equity Fund and Evergreen Precious Metals Fund for the fiscal year ended October 31, 2009, filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-08553, accession no. 0001133228-10-000011.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Evergreen Health Care Fund and Evergreen Utility and Telecommunications Fund for the fiscal year ended October 31, 2009, filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-08413, accession no. 0001133228-10-000007.

18.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for Evergreen International Bond Fund for the fiscal year ended October 31, 2009, filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-08365, accession no. 0001133228-10-000012.

19.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual reports for Evergreen Growth Fund, Evergreen Omega Fund and Evergreen Small-Mid Growth Fund for the fiscal year ended September 30, 2009, filed electronically with the Securities and Exchange Commission on December 2, 2009, File No. 811-08413, accession no. 0001133228-09-000911.

20.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for Evergreen North Carolina Municipal Bond Fund for the fiscal year ended August 30, 2009, filed electronically with the Securities and Exchange Commission on November 2, 2009, File No. 811-08367, accession no. 0001133228-09-000778.

21.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for Evergreen Strategic Growth Fund for the fiscal year ended September 30, 2009, filed electronically with the Securities and Exchange Commission on December 2, 2009, File No. 811-08363, accession no. 0001133228-09-000908.

22.

The financial statements, including the notes to the financial statements, and the reports of the independent registered public accounting firm thereon contained in the annual report for Evergreen Strategic Municipal Bond Fund for the fiscal year ended May 31, 2009, filed electronically with the Securities and Exchange Commission on July 30, 2009, File No. 811-08367, accession no. 0001133228-09-000515.

23.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual report for Evergreen Adjustable Rate Fund for the fiscal period ended December 31, 2009, filed electronically with the Securities and Exchange Commission on _____, File No. 811-08365, accession no. _____.

24.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual report for Evergreen Diversified Capital Builder Fund for the fiscal period ended September 30, 2009, filed electronically with the Securities and Exchange Commission on December 2, 2009, File No. 811-08413, accession no. 0001133228-09-000909.

25.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual reports for Evergreen Diversified Income Builder Fund and Evergreen High Income Fund for the fiscal period ended October 31, 2009, filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-08415, accession no. 0001133228-10-000009.

26.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual report for Evergreen Diversified Pennsylvania Municipal Bond Fund for the fiscal period ended September 30, 2009, filed electronically with the Securities and Exchange Commission on December 2, 2009, File No. 811-08367, accession no. 0001133228-09-000910.

27.

The unaudited financial statements, including the notes to the financial statements, contained in the semi-annual report for Evergreen Strategic Municipal Bond Fund for the fiscal period ended November 30, 2009, filed electronically with the Securities and Exchange Commission on February 1, 2010, File No. 811-08367, accession no. 0001133228-10-000126.

This SAI also contains additional information regarding each Acquiring Fund.

Additional Information regarding the following series of Wells Fargo Funds Trust (the “Trust”)

Wells Fargo Advantage Adjustable Rate Government Fund

Wells Fargo Advantage Core Equity Fund
Wells Fargo Advantage Disciplined Global EquityFund
Wells Fargo Advantage Disciplined U.S. CoreFund
Wells Fargo Advantage Diversified Capital BuilderFund
Wells Fargo Advantage Diversified Income BuilderFund
Wells Fargo Advantage Global OpportunitiesFund
Wells Fargo Advantage Growth Opportunities Fund
Wells Fargo Advantage Health Care Fund

Wells Fargo Advantage High Yield Bond Fund
Wells Fargo Advantage International BondFund
Wells Fargo Advantage Intrinsic World EquityFund
Wells Fargo Advantage Intrinsic ValueFund
Wells Fargo Advantage North Carolina Tax-FreeFund

Wells Fargo Advantage Omega Growth Fund

Wells Fargo Advantage Pennsylvania Tax-Free Fund

Wells Fargo Advantage Precious Metals Fund

Wells Fargo Advantage Small/Mid Cap Core Fund

Wells Fargo Advantage Special Small Cap Value Fund

Wells Fargo Advantage Strategic Large Cap Growth Fund

Wells Fargo Advantage Strategic Municipal Bond Fund

Wells Fargo Advantage Traditional Small Cap Growth Fund

Wells Fargo Advantage Utility and Telecommunications Fund

(each a “Fund” and together the “Funds”)

Non-Fundamental Investment Policies

      Each Fund has adopted the following non-fundamental policies; that is, they may be changed by the Trustees at any time without approval of such Fund's shareholders.

(1)

Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(2)

Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3)

Each Fund may invest in futures or options contracts consistent with its investment policies and the 1940 Act, including the rules, regulations and interpretations of the Securities and Exchange Commission (the "SEC") thereunder or any exemptive orders obtained thereunder, and consistent with investment in futures or options contracts that would allow the Fund to claim an exclusion from being a "commodity pool operator" as defined by the Commodity Exchange Act.

(4)

Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5)

Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6)	Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7)

Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(8)

Each Fund that is subject to Rule 35d-1 (the "Names Rule") under the 1940 Act, and that has a non-fundamental policy or policies in place to comply with the Names Rule, has adopted the following policy:

      Shareholders will receive at least 60 days notice of any change to a Fund's non-fundamental policy complying with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in boldface type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

General

      Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

PERMITTED INVESTMENT ACTIVITIES AND CERTAIN ASSOCIATED RISKS

      Set forth below are descriptions of permitted investment activities for the Funds and certain of their associated risks. The activities are organized into various categories. To the extent that an activity overlaps two or more categories, the activity is referenced only once in this section. The Funds are subject to the limitations as described in this section and elsewhere in this SAI and/or the Prospectus/Proxy Statement. Not all of the Funds participate in all of the investment activities described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets. Unless otherwise noted or required by applicable law, the percentage limitations and qualitative investment policies included in this SAI or the Prospectus apply at the time of purchase of a security. To the extent a security type is described in this SAI that is not referenced in its Prospectus/Proxy Statement, a Fund under normal circumstances will not invest more than 15% of its assets in the security type unless otherwise specified.

      The Prospectus/Proxy Statement identify and summarize the types of securities and assets in which the Funds may invest as part of their principal investment strategies, and the principal risks associated with such investments. This SAI identifies and summarizes other types of securities and assets in which the Funds may invest, each of which is subject to the same kinds of risks as are described in the Prospectus/Proxy Statement. Certain additional risks associated with each type of investment are identified and described below.

DEBT SECURITIES

Asset-Backed Securities

      Asset-backed securities are securities that are secured or "backed" by pools of various types of assets on which cash payments are due at fixed intervals over set periods of time. Asset-backed securities are created in a process called securitization. In a securitization transaction, an originator of loans or an owner of accounts receivable of a certain type of asset class sells such underlying assets in a "true sale" to a special purpose entity, so that there is no recourse to such originator or owner. Payments of principal and interest on asset-backed securities typically are tied to payments made on the pool of underlying assets in the related securitization. Such payments on the underlying assets are effectively "passed through" to the asset-backed security holders on a monthly or other regular, periodic basis. The level of seniority of a particular asset-backed security will determine the priority in which the holder of such asset-backed security is paid, relative to other security holders and parties in such securitization. Examples of underlying assets include consumer loans or receivables, home equity loans, automobile loans or leases, and timeshares, although other types of receivables or assets also may be used as underlying assets.

      While asset-backed securities typically have a fixed, stated maturity date, low prevailing interest rates may lead to an increase in the prepayments made on the underlying assets. This may cause the outstanding balances due on the underlying assets to be paid down more rapidly. As a result, a decrease in the originally anticipated interest from such underlying securities may occur, causing the asset-backed securities to pay-down in whole or in part prior to their original stated maturity date. Prepayment proceeds would then have to be reinvested at the lower prevailing interest rates. Conversely, prepayments on the underlying assets may be less than anticipated, causing an extension in the duration of the asset-backed securities.

      Delinquencies or losses that exceed the anticipated amounts for a given securitization could adversely impact the payments made on the related asset-backed securities. This is a reason why, as part of a securitization, asset-backed securities are often accompanied by some form of credit enhancement, such as a guaranty, insurance policy, or subordination. Credit protection in the form of derivative contracts may also be purchased. In certain securitization transactions, insurance, credit protection, or both may be purchased with respect to only the most senior classes of asset-backed securities, on the underlying collateral pool, or both. The extent and type of credit enhancement varies across securitization transactions.

      In addition to the normal risks associated with debt securities discussed elsewhere in this SAI and the Prospectus/Proxy Statement, asset- backed securities carry additional risks including, but not limited to, the possibility that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

Bank Obligations

      Bank obligations include certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such obligations issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund that invests only in debt obligations of domestic issuers. Such risks include possible future political, regulatory or economic developments, the possible imposition of foreign withholding and other taxes (at potentially confiscatory levels) on amounts realized on such obligations, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different regulatory, accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

      Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

      Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating or variable interest rates.

Collateralized Debt Obligations

      Collateralized debt obligations ("CDOs") are composed of two main categories: cash and synthetic. Cash CDOs are further sub-divided into the following two types: cash flow and market value. The two structures differ from each other in the manner by which cash flow is generated to pay the security holders, the manner in which the structure is credit-enhanced, and how the pool of underlying collateral is managed. Cash flow CDOs are backed, or "collateralized," by a pool of high-yield bonds or loans, which pay principal and interest on a regular basis. Credit enhancement is achieved by having multiple classes of securities. The most senior/highest-rated class will be the last to be affected by any interruption of cash flow from the underlying assets. In a cash flow CDO, the collateral manager endeavors to maintain a minimum level of diversification and weighted average rating among the underlying assets in an effort to keep severity of loss low. In a market value CDO, classes of securities receive payments based on the mark-to-market returns on the underlying collateral. Credit enhancement is achieved by specific overcollateralization levels in the form of advance rates assigned to each underlying collateral asset. Because principal and interest payments on the securities come from collateral cash flows and sales of collateral, which the collateral manager monitors, returns on a market value CDO are substantially related to the collateral manager's performance.

      Certain products that are similar in structure to CDOs include collateralized loan obligations ("CLOs") and collateralized bond obligations ("CBOs"). Similar to CDOs, CLOs are structured such that each CDO and CLO typically has a foreign issuer, which is generally a special purpose vehicle, and a domestic co-issuer. Certain securities, such as notes, issued in a particular CDO or CLO are generally co-issued by the foreign issuer and the co-issuer, and are rated by one or more Nationally Recognized Statistical Ratings Organization (each, a "NRSRO"). Other securities, such as preference shares, preferred shares, or subordinated notes, issued in a particular CDO or CLO are generally issued only by the foreign issuer and are not rated by any NRSROs. Securities issued in CBOs, too, are issued by foreign issuers or other separate legal entities.

      CDOs, CLOs, and CBOs are typically collateralized by a pool of loans. These underlying loans may include pools of other securities. Generally, CDOs and CLOs have collateral quality tests and eligibility criteria that must be satisfied before a security may be selected as collateral for the CDO or CLO. The collateral selected for a particular CDO depends on both the sector of securities the CDO's collateral manager wants to manage, as well as the objectives of the CDO itself. For example, a trust preferred CDO is generally collateralized by combination of some or all of the following types of securities: trust preferred securities issued by trust subsidiaries of bank holding companies or of insurance holding companies; subordinated notes issued by banks, thrifts, or other depository institutions, or by holding companies of insurance companies; surplus notes issued by insurance companies; or senior securities issued by holding companies of one or more insurance companies or insurance intermediaries. In contrast, an ABS CDO has as its collateral various concentrations of different types of asset-backed securities. Securities issued in CLOs generally are backed by portfolios of primarily leveraged loans and high yield bonds. Typically, securities issued in CBOs are backed by a diversified pool of high risk, below investment grade fixed income securities. In addition to the foregoing, a particular CDO, CLO, or CBO may have as its collateral, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or may be the unrated equivalent of such loans.

      Similar to asset-backed securities, payments are made on CDO, CLO, and CBO securities in order of their seniority among other classes of securities issued from the same issuing entity. Also, similar to securitization transactions, fees, including administrative expenses, are generally paid to various parties in the CDO prior to payments being made on the CDO securities. Generally, CDOs and CLOs will pay certain management fees to the collateral manager. Unlike securitizations, securities issued in CDOs, CLOs, and CBOs generally have quarterly, rather than monthly, payment dates.

      CDOs, CLOs and CBOs are privately offered and sold, and are not publicly registered with the SEC. As a result, CDO, CLO, and CBO securities may be characterized as being illiquid. However, an active dealer market may exist for such securities, thereby allowing such securities to qualify for an exemption from registration under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act").

      Classes, or "tranches," of CDO, CLO and CBO securities vary in level of risk and yield. The most junior tranche is generally the tranche that bears the highest level of risk, but also generally bears the highest rate of return. This is because tranches bear losses in the reverse order of their seniority with respect to one another. For this reason, the most junior tranche is the tranche that bears losses first from the defaults on the underlying collateral. Because the more junior tranches absorb losses prior to the more senior tranches, the most subordinate tranches serve to protect the more senior tranches from default in all but the most severe circumstances. Due to this type of protection from losses, a senior CDO, CLO, or CBO tranche generally bears the lowest risk, and has a smaller coupon, corresponding lower yield, and higher rating from nationally recognized statistical ratings organizations than tranches of more junior securities. Despite the protection the most subordinated tranches provide, CDO, CLO, or CBO tranches can experience substantial losses due to the rate of actual defaults on the underlying collateral. The type of collateral used as underlying securities in a particular CDO, CLO, or CBO therefore may substantially impact the risk associated with purchasing the securities such CDO, CLO, or CBO issues. Other factors that may influence the value or yield or return on a CDO, CLO, or CBO security include the disappearance of tranches from a particular issuance in reverse order of seniority, as such tranches would otherwise have protected the more senior tranches from losses, market anticipation of defaults, and loss of investor appetite for CDO, CLO and CBO securities generally.

      In addition to the risks generally associated with debt securities, including asset-backed securities and derivatives, discussed elsewhere in this SAI and the Prospectus/Proxy Statement, CDOs, CLOs, and CBOs each carry additional risks including, but not limited to the possibility that (i) distributions from the underlying collateral securities will be inadequate to make interest or principal payments on the related CDO, CLO, or CBO securities; (ii) for collateral that has NRSRO ratings, such ratings may be downgraded; and (iii) the CDOs, CLOs, or CBOs may themselves purchase as underlying collateral securities issued by other CDOs.

Commercial Paper

      Commercial paper (including variable amount master demand notes, see "Floating and Variable Rate Obligations" below), refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The Funds may only purchase commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) of issuers that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"), except that the Funds may purchase unrated commercial paper if, in the opinion of the adviser, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds.

      Asset-Backed Commercial Paper. Securities that are issued from commercial paper conduits are called asset-backed commercial paper securities. Credit support for such securities falls into two categories: liquidity protection and protection against ultimate default under the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the securities or underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, such as by issuing senior and subordinated instruments or through a combination of these approaches. The degree of credit support provided on each issue is based generally on historical information relating to the level of credit risk associated with the payments. Delinquency or loss that exceeds the anticipated amount or a downgrade or loss of credit support could adversely impact the value of or return on an investment in an asset-backed commercial paper security.

      Commercial paper is also subject to the risks generally associated with debt securities discussed elsewhere in this SAI and the Prospectus/Proxy Statement.

Convertible Securities

      A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest-rate and market movements, a convertible security tends not to be as sensitive to interest rates as a similar fixed-income security, and tends not to be as sensitive to changes in share price as its underlying stock.

      Investing in convertible securities is subject to certain risks in addition to those generally associated with debt securities discussed elsewhere in this SAI and the Prospectus/Proxy Statement. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be or become illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses.

      The creditworthiness of the issuer of a convertible security is important because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to conversion or redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. This feature may require a holder to convert the security into the underlying common stock, even if the value of the underlying common stock has declined substantially. In addition, companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with investments in such companies.

      While the Funds use the same criteria to evaluate the credit quality of a convertible debt security that they would use for a more conventional debt security, a convertible preferred stock is treated like a preferred stock for a Fund's credit evaluation, as well as financial reporting and investment limitation purposes. Preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholders to take action. Preferred stock generally has no maturity date, so its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions on preferred stock generally are taxable as dividend income, rather than interest payments, for federal income tax purposes.

Corporate Debt Securities

      Certain of the debt instruments purchased by the Funds may be interest-bearing securities issued by a company, called corporate debt securities. The issuer of a corporate debt security has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a corporate debt security before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate corporate debt securities will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" corporate debt securities, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed-rate securities. Corporate debt securities may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Corporate debt securities may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

      Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Longer-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income corporate debt securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Certain corporate debt securities that may be purchased by the Fund, such as those rated "Baa" or lower by Moody's Investors Service, Inc. ("Moody's") and "BBB" or lower by Standard & Poor's Rating Group ("S&P") tend to be subject to greater issuer credit risk, to greater market fluctuations and pricing uncertainty, and to less liquidity than lower yielding, higher- rated fixed-income securities. If a security held by a Fund is downgraded, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security. The ratings of S&P, Fitch and Moody's are more fully described in the Appendix. Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk, as more fully described in the Prospectus/Proxy Statement.

Dollar Roll Transactions

      Dollar roll transactions are transactions wherein a Fund sells fixed-income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. A Fund will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Floating- and Variable-Rate Obligations

      Floating- and variable-rate obligations include obligations such as demand notes and bonds. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a referenced lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

      There generally is no established secondary market for certain variable-rate obligations, such as those not supported by letters of credit, SBPAs or other credit support arrangements, because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit, SBPAs or other credit support arrangements, a Fund is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations may not be rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of a Fund, monitors the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate and credit risks and other risks generally associated with debt securities.

      The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments.

Insurance Funding Agreements

      A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See the section entitled "Illiquid Securities").

Guaranteed Investment Contracts

      The Funds may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the deposit fund on a monthly basis guaranteed interest at a rate based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and these charges will be deducted from the value of the deposit fund. A Fund will purchase a GIC only when the adviser has determined that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments in which the Fund may otherwise invest. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, a GIC may be considered an illiquid investment. The term of a GIC will be one year or less.

High Yield Securities

High yield securities (also known as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by the adviser to be below investment-grade, or in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and tend to be more volatile than higher-rated securities of similar maturity. The value of these debt securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. These securities tend to be less liquid and more difficult to value than higher-rated securities.

      The market values of certain high yield and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than investment-grade securities. In addition, issuers of high yield and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them. Their ability to service their debt obligations, especially during an economic downturn or during sustained periods of high interest rates, may be impaired.

      The risk of loss due to default by such issuers is significantly greater because high yield and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield and comparable unrated securities may diminish the Fund's ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (ii) sell the securities either to meet redemption requests or to respond to changes in the economy or in financial markets.

Inflation-Protected Debt Securities

      The Funds may invest in inflation-protected debt securities, including Treasury Inflation-Protected Securities ("TIPS"). Inflation-protected debt securities are instruments whose principal is indexed to a measure of inflation such as, for example, the Consumer Price Index.

      A Fund's yield and return will reflect both any inflation adjustment to interest income and the inflation adjustment to principal.

      Inflation-protected debt securities are subject to greater risk than traditional debt securities if interest rates rise in a low inflation environment. Generally, the value of an inflation-protected debt security will fall when real interest rates rise and will rise when real interest rates fall.

      While these securities are expected to be protected from long term inflationary trends, short term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the debt securities' inflationary measure. Income fluctuations associated with changes in market interest rates are expected to be low; however, income fluctuations associated with changes in inflation are expected to be high. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation indexed bonds may experience greater losses than other fixed income securities with similar durations.

      For federal income tax purposes, both interest payments and the difference between original principal and the inflation- adjusted principal of inflation-protected debt securities will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received.

Letters of Credit

      Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which a Fund may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of the adviser, are of comparable quality to issuers of other permitted investments of the Fund, may be used for letter of credit-backed investments.

Loan Participations

      A loan participation gives a Fund an undivided proportionate interest in a loan or instrument originated by a bank or other institution. Loan participations may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Loan participations, however, typically do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a loan participation. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the loan participation.

Money Market Instruments

      Investments in the following types of high-quality money market instruments are permitted: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at date of purchase "Prime-1" by Moody's or "A-1" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. A Fund also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Mortgage-Related Securities

      Mortgage-Backed Securities. Mortgage-backed securities, also called mortgage pass-through securities, are issued in securitizations (see "Asset-Backed Securities" section) and represent interests in "pools" of underlying residential mortgage loans that serve as collateral for such securities. Similar to asset-backed securities, the monthly payments made by the individual borrowers on the underlying residential mortgage loans are effectively "passed through" to the mortgage-backed securities (net of administrative and other fees paid to various parties) as monthly principal and interest payments.

      The stated maturities of mortgage-backed securities may be shortened by unscheduled prepayments of principal on the underlying mortgage loans, and the expected maturities may be extended in rising interest-rate environments. Therefore, it is not possible to predict accurately the maturity of a particular mortgage-backed security. Variations in the maturities of mortgage- backed securities will affect the yield of each such security and the portfolio as a whole. Rates of prepayment of principal on the underlying mortgage loans in mortgage-backed securitizations that are faster than expected may expose the mortgage-backed securities issued in such securitizations to a lower rate of return and require reinvestment of proceeds at lower prevailing interest rates. Also, if a mortgage-backed security has been purchased at a premium, but is backed by underlying mortgage loans that are subject to prepayment, if prepayments are made on such underlying collateral, then the value of the premium effectively would be lost or reduced.

      Like other fixed-income securities, when interest rates rise, the value of mortgage-backed securities generally will decline and may decline more than other fixed-income securities as the expected maturity extends. Conversely, when interest rates decline, the value of mortgage-backed securities having underlying collateral with prepayment features may not increase as quickly as other fixed-income securities as the expected maturity shortens. Payment of principal and interest on some mortgage-backed securities issued or guaranteed by a government agency (but not the market value of the securities themselves) is guaranteed by a government association, such as the Government National Mortgage Association ("GNMA" or "Ginnie Mae"), or by a government-sponsored entity, such as the Federal Home Loan Mortgage Corporation ("FHLMC" or "Freddie Mac") or Federal National Mortgage Association ("FNMA" or "Fannie Mae"). Unlike FHLMC and FNMA, which act as both issuers and guarantors of mortgage-backed securities, GNMA only provides guarantees of mortgage-backed securities. Only GNMA guarantees are backed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued or guaranteed by FHLMC or FNMA are not backed by the full faith and credit of the U.S. Government. FHLMC and FNMA are authorized to borrow money from the U.S. Treasury or the capital markets, but there can be no assurance that they will be able to raise funds as needed or that their existing capital will be sufficient to satisfy their guarantee obligations. Mortgage-backed securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. Collateralized mortgage obligations, commercial mortgage-backed securities, adjustable rate mortgage securities and mortgage participation certificates are the primary types of mortgage-backed securities utilized by the Funds.

      Collateralized Mortgage Obligations ("CMOs"). CMOs are debt obligations that may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. Each CMO is structured so that multiple classes of securities are issued from such CMO, with each class bearing a different stated maturity. Payments of principal on the underlying securities, including prepayments, are first "passed through" to investors holding the class of securities with the shortest maturity; investors holding classes of securities with longer maturities receive payments on their securities only after the more senior classes have been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

      Commercial Mortgage-Backed Securities ("CMBS"). CMBS are securities that are secured by mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans, such as office buildings, hotels, and shopping malls. These risks include the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a commercial property to attract and retain tenants. While CMBS are sold both in public transactions registered with the SEC and in private placement transactions, CMBS may be less liquid and exhibit greater price volatility than other types of mortgage-backed or asset-backed securities.

      Adjustable Rate Mortgage Securities ("ARMS"). ARMS are securities that are secured by mortgage loans with adjustable interest rates and may be issued or guaranteed by a government agency such as GNMA, by government-sponsored entities such as FNMA or FHLMC, or by a private issuer. The mortgage loans underlying ARMS guaranteed by GNMA are typically federally insured by the Federal Housing Administration ("FHA") or guaranteed by the Department of Veterans Affairs ("VA"), whereas the mortgage loans underlying ARMS issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

      ARMS are also offered by private issuers. These securities generally offer a higher rate of return in the form of interest payments, but because they offer no direct or indirect governmental guarantees, they also involve greater credit and interest rate risk. However, many private issuers or servicers of ARMS guarantee or provide private insurance for timely payment of interest and principal. In addition, the Funds may purchase some mortgage-related securities through private placements that are restricted as to further sale. The value of these securities may fluctuate more than that of other mortgage-related securities.

      Mortgage Participation Certificates ("PCs"). Mortgage PCs and guaranteed mortgage certificates ("GMCs") are both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on an underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages, but pay interest semi-annually and return principal once a year in guaranteed minimum payments. PCs and GMCs differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

      Other Mortgage-Backed Securities. As new types of mortgage-backed securities are developed and offered to investors, the adviser will, consistent with each Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of mortgage-backed securities.

      Credit Risk. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer, or any credit enhancer and/or the underlying mortgage borrowers have defaulted on their obligations. Credit risk is increased for mortgage-backed securities that are subordinated to another security (i.e., if the holder of a mortgage-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, typically entail greater credit risk than mortgage-backed securities guaranteed by a government association or government-sponsored enterprise. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions and the performance of the mortgage pool backing such securities. An unexpectedly high rate of defaults on mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the holder of such mortgage-backed securities, particularly if such securities are subordinated, thereby reducing the value of such securities and in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

      Interest Rate Risk. The interest rates on mortgage loans underlying ARMS generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined, commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities resulting from actual or anticipated fluctuations in market interest rates. The value of each Fund's ARMS may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Funds or if the Funds sell these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The interest rates on mortgages underlying other types of mortgage-backed securities generally do not reset at periodic intervals. Accordingly, non- ARMS have greater exposure to interest rate risk than ARMS.

Municipal Bonds

      Municipal bonds are debt obligations issued to obtain funds for various public purposes. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are supported by the municipality's general taxing authority, while revenue bonds are supported by the revenues from one or more particular project or activity. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to finance privately operated facilities.

      Certain of the municipal obligations held by the Funds may be insured as to the timely payment of principal and interest. The insurance policies usually are obtained by the issuer of the municipal obligation at the time of its original issuance. In the event that the issuer defaults on interest or principal payment, the insurer will be notified and will be required to make payment to the bondholders. Although the insurance feature is designed to reduce certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce a Fund's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody's or AAA by S&P or Fitch or otherwise rated investment grade. To the extent that securities held by a Fund are insured as to principal and interest payments by insurers whose claims- paying ability rating is downgraded by Moody's, S&P or Fitch, the value of such securities may be affected. There is, however, no guarantee that the insurer will meet its obligations. Moreover, the insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund's shares. In addition, such insurance does not protect against market fluctuations caused by changes in interest rates and other factors. A Fund also may purchase municipal obligations that are additionally secured by bank credit agreements or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities.

      From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal obligations. For example, under federal tax legislation enacted in 1986, interest on certain private activity bonds must be included in a shareholder's federal alternative minimum taxable income. Moreover, a Fund cannot predict what legislation, if any, may be proposed in the state legislature regarding the state income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of municipal obligations generally for investment by the Fund and the liquidity and value of the Fund's portfolio. In such an event, the Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

      A Fund invests in municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such opinion may have been issued as of a date prior to the date that the Fund acquires the municipal security. Subsequent to a Fund's acquisition of such a municipal security, however, the security may be determined to pay, or to have paid, taxable income. As a result, the treatment of dividends previously paid or to be paid by a Fund as "exempt-interest dividends" could be adversely affected, subjecting the Fund's shareholders to increased federal income tax liabilities. Under highly unusual circumstances, the Internal Revenue Service may determine that a municipal bond issued as tax-exempt should in fact be taxable. If any Fund held such a bond, it might have to distribute taxable income or reclassify as taxable, ordinary income that was previously distributed as exempt-interest dividends.

      Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Municipal Notes

      Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

      TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

      BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

      RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

      RAWs. Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash flow needs of state governments at the end of a fiscal year and in the early weeks of the following fiscal year. These warrants are payable from unapplied money in a state's general fund, including the proceeds of RANs issued following enactment of a state budget or the proceeds of refunding warrants issued by the state, and are typically subordinated in right of payment to RANs.

      The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk).

Preferred Securities

      The Funds may invest in securities that are known as "preferred securities" or "hybrid securities". Certain of these securities are deemed to be debt obligations although they may have one or more characteristics found in equity securities (e.g., no stated maturity date). The Funds will treat a preferred security as a corporate debt obligation so long as it has some combination of the following characteristics: the security pays interest; the security is priced relative to a U.S. Treasury security; the security is rated by one or more of the Nationally Recognized Statistical Rating Organizations; the security is callable; the security is issued by a corporation or similar for-profit entity; and/or other factors.

Stripped Securities

      Securities issued by the U.S. Treasury and certain securities issued by government authorities and government-sponsored enterprises are eligible to be stripped into interest components and principal components. Stripped securities are purchased by the Funds at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest-rate fluctuations than similar securities that offer periodic payments over time. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS that are structured to receive interest only are extremely sensitive to changes in the prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBS that receive principal only.

      Stripped securities may also include participations in trusts that hold U.S. Treasury securities where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their "face value," and can exhibit greater price volatility than ordinary debt securities.

Supranational Agency Securities

      Debt security investments may include the debt securities of "supranational" entities if the adviser believes that the securities do not present risks inconsistent with a Fund's investment objective. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (an agency of the World Bank), the Asian Development Bank and the InterAmerican Development Bank.

U.S. Government Obligations

      U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies or U.S. Government- sponsored entities. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, securities issued by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. The Government National Mortgage Association (GNMA), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e. not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

      In addition to the securities discussed above, a Fund may also purchase debt guaranteed by the Federal Deposit Insurance Corporation (FDIC), an independent agency of the U.S. Government, through the FDIC's Temporary Liquidity Guarantee Program (TLGP). Under the TLGP, the FDIC guarantees newly issued senior unsecured debt issued on or before June 30, 2009 by FDIC- insured depository institutions, U.S. bank holding companies and financial holding companies and certain U.S. savings and loan holding companies (FDIC-backed debt). The expiration date of the FDIC's guarantee is the earlier of the maturity date of the FDIC-backed debt or June 30, 2012. FDIC-backed debt is backed by the full faith and credit of the U.S. Government, but is still subject to interest rate and market risk.

Zero-Coupon, Step-Up Coupon, and Pay-in-Kind Securities

      These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Pay-in-kind securities pay bondholders in more bonds instead of cash interest. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities.

DERIVATIVES

Derivative Securities

      Derivative securities are securities that derive their value, at least in part, from the price of another security or asset, or the level of an index, such as the S&P 500 Index, or a rate, such as the London Interbank Offered Rate ("LIBOR"), including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Futures contracts and options are also considered types of derivative securities, and are described more fully under the heading "Futures and Options Contracts" below. Other common types of derivatives include forward foreign currency exchange contracts, forward contracts on securities and securities indices, linked securities and structured products, collateralized mortgage obligations, stripped securities, warrants, swap agreements, and swaptions.

      An investment is often made in derivative securities as a "hedge" against fluctuations in the market value of the other securities in a Fund's portfolio due to currency exchange rate fluctuations or other factors in the securities markets, although a Fund may also invest in certain derivative securities for investment purposes only. Other reasons why a Fund may use derivative securities include protecting its unrealized gains reflected in the value of its portfolio of securities, facilitating the sale of such securities for investment purposes, reducing transaction costs, and/or managing the effective maturity or duration of its portfolio.

      While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund's portfolio does not follow the adviser's expectations. If the adviser's expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of a Fund's investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets. The trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these derivative securities will perform under different economic interest-rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of securities and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or a Fund could be forced to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with a Fund's investment objective, policies, restrictions and quality standards, consider making investments in such new types of derivative securities.

      Additional risks of derivative securities include, but are not limited to: the risk of disruption of a Fund's ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

      The adviser uses a variety of internal risk management procedures to ensure that derivatives are closely monitored and that their use is consistent with a particular Fund's investment objective, policies, restrictions and quality standards, and does not expose such Fund to undue risk.

      A Fund's use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in "illiquid securities," including those derivatives that do not have active secondary markets. A Fund also may not use certain derivatives without establishing adequate "cover" in compliance with the SEC rules limiting the use of leverage.

      Derivatives, both equity and credit, include options, futures and options on futures, which may be used to hedge a Fund's portfolio, increase returns or maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. Such risks may include illiquidity of the derivative and imperfect correlation of the derivative with underlying investments for which it is being substituted or the Fund's other portfolio holdings. Accordingly, there is the risk that such practices may fail to serve their intended purposes, and may reduce returns or increase volatility. These practices also entail transactional expenses.

      Additionally, the use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. A Fund's use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

      The success of management's derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund's potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies, there is the risk that a Fund may not be able to find a suitable counterparty for the derivative transaction, and therefore may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount and accelerate the timing of taxes payable by shareholders.

      A Fund that is authorized to invest in derivatives may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

      Credit Derivatives. A credit derivative is a form of derivative that is divided into two categories: credit default swaps and total return swaps. Both such categories of credit derivatives are usually governed by the standard terms and conditions of an ISDA Master Agreement.

      A credit default swap involves a protection buyer and a protection seller. A Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event certain defined credit events occur with respect to a particular security, issuer or basket of securities. A total return swap involves a total return receiver and a total return payor. A Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e., credit risk) in return for a periodic payment from the total return receiver based on designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

      Other types of credit derivatives include credit-linked notes and other forms of debt obligations having an embedded credit default swap component. In such type of credit derivative, payments of principal and interest are tied to the performance of one or more reference obligations or assets.

      In all of the above-referenced credit derivative transactions, the same general risks inherent to derivative transactions are present. However, credit derivative transactions also carry with them greater risks of imperfect correlation between the performance and price of the underlying reference security or asset, and the general performance of the designated interest rate or index which is the basis for the periodic payment. If a Fund writes a credit default swap, it receives an up-front premium. A Fund's exposure under a credit default swap, though, is a form of leverage and will be subject to the restrictions on leveraged derivatives.

Futures and Options Contracts

      In General. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

      Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Fund's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

      Although a Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting aFund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value ("NAV") of the Fund.

      A Fund may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

      Pursuant to a notice of eligibility claiming exclusion from the definition of Commodity Pool Operator filed with the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a "commodity pool operator" under the Commodity Exchange Act ("CEA"), and, accordingly, they are not subject to registration or regulation as such under the CEA.

      A Fund may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

      Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

      Options Trading. Options on individual securities or options on indices of securities may be purchased or sold. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

      A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

      A Fund will write call options only if they are "covered." In the case of a call option on a security or currency, the option is "covered" if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund's custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

      A Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of futures and options in which the Funds may invest.

      Stock Index Options. A Fund may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Funds will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

      Stock Index Futures and Options on Stock Index Futures. A Fund may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

      Foreign Currency Futures Contracts. A Fund may invest in foreign currency futures contracts which entail the same risks as other futures contracts as described above, but have the additional risks associated with international investing (see "Foreign Obligations and Securities" below). Similar to other futures contracts, a foreign currency futures contract is an agreement for the future delivery of a specified currency at a specified time and at a specified price that will be secured by margin deposits, is regulated by the CFTC and is traded on designated exchanges. A Fund will incur brokerage fees when it purchases and sells futures contracts.

      To the extent that a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention, speculation and other factors affect these forces.

      If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a foreign currency futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a foreign currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These foreign currency futures contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

      The use of foreign currency futures contracts involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency futures contracts also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency futures contracts also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency futures contracts and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its currency risks, and may cause a Fund to lose money on its investments in foreign currency futures contracts.

      Interest Rate Futures Contracts and Options on Interest Rate Futures Contracts. A Fund may invest in interest rate futures contracts and options on interest rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

      Future Developments. A Fund may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund.

Swap Agreements and Swaptions

      Swap agreements are derivative instruments that can be individually negotiated and structured to address exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement. In a swaption, in exchange for an option premium, the purchaser of the swaption acquires the right, but not the obligation, to enter into a specified swap agreement with a counterparty on a specified future date. If there is a default by the other party to a swap agreement or swaption, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

      The use of swaps and swaptions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to swap agreements and swaptions generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap agreement or swaption, in which case a Fund may not receive the net amount of payments that such Fund contractually is entitled to receive.

      Interest Rate Swap Agreements. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. The exchange commitment can involve payments to be made in the same currency or in different currencies. A Fund will usually enter into swap agreements on a net basis. In so doing, the two payment streams under the swap agreement are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap agreement, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

      Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund's exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

      Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the adviser's ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

      Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

      Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

      Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

      The values of equity swaps can be very volatile. To the extent that the adviser does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

      Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

      Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund's obligations will be accrued on a daily basis, and the full amount of a Fund's obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

      Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

EQUITY SECURITIES

      The following equity securities may be purchased by a Fund to the extent such purchase is consistent with the Fund's investment objective and strategies.

Common and Preferred Stocks

      Common stocks represent an equity (ownership) interest in a company. This ownership interest generally gives a Fund the right to vote on issues affecting the company's organization and operations. Preferred stock, unlike common stock, offers a stated dividend rate payable from a corporation's earnings. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities. Common and preferred stock are subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's investment.

Real Estate/REIT Securities

      Although the Funds will not invest directly in real estate, the Funds may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in real estate investment trusts ("REITs") is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; changes in interest rates; and acts of terrorism, war or other acts of violence. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

      Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

      Investments in mortgage-related securities involve certain risks, which are described under Mortgage-Related Securities, above, and in the Prospectus/Proxy Statement.

FOREIGN SECURITIES AND CURRENCY TRANSACTIONS

Foreign Obligations and Securities

      Investments in foreign obligations and securities include debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

      Foreign securities include, among others, American Depositary Receipts (ADRs) and similar investments, including Canadian Depositary Receipts (CDRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs, CDRs, EDRs, GDRs, and IDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. stock exchange, and CDRs are receipts typically issued by a Canadian bank or trust company that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by European banks and trust companies, and GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of the underlying foreign securities. Generally, ADRs in registered form are designed for use in U.S. securities markets and EDRs and IDRs in bearer form are designed primarily for use in Europe.

      Foreign securities also include securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar.

      The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

      Because a Fund may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, it may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within the Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by a wide range of political and economic factors, including the forces of supply and demand in the foreign exchange markets. The international balance of payments and other economic and financial conditions, government intervention and stability, speculation and other factors also affect exchange rates.

      A Fund may engage in foreign currency transactions in order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions. If a fall in exchange rates for a particular currency is anticipated, a Fund may enter into a forward contract to protect against a decrease in the price of securities denominated in a particular currency a Fund intends to purchase. If it is anticipated that exchange rates will rise, a Fund may enter into a forward contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These forward contracts will be used only as a hedge against anticipated currency rate changes. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

      Foreign currency transactions, such as forward foreign currency exchange contracts, are contracts for the future delivery of a specified currency at a specified time and at a specified price. These transactions differ from futures contracts in that they are usually conducted on a principal basis instead of through an exchange, and therefore there are no brokerage fees, margin deposits are negotiated between the parties, and the contracts are settled through different procedures. The Adviser considers on an ongoing basis the creditworthiness of the institutions with which the Fund enters into foreign currency transactions.

      The use of foreign currency transactions involves the risk of imperfect correlation between movements in futures prices and movements in the price of currencies which are the subject of the hedge. The successful use of foreign currency transactions strategies also depends on the ability of the adviser to correctly forecast interest rate movements, currency rate movements and general stock market price movements. There can be no assurance that the adviser's judgment will be accurate. The use of foreign currency transactions also exposes a Fund to the general risks of investing in futures contracts, including: the risk of an illiquid market for the foreign currency transactions and the risk of adverse regulatory actions. Any of these events may cause a Fund to be unable to hedge its securities, and may cause a Fund to lose money on its investments in foreign currency transactions. The Funds will either cover a position in such a transaction or maintain, in a segregated account with their custodian bank, cash or high-grade marketable money market securities having an aggregate value equal to the amount of any such commitment until payment is made.

Participation Notes

      The Funds may purchase participation notes, also known as participation certificates. Participation notes are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by a Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. There can be no assurance that the trading price of participation notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. Participation notes are generally traded over-the-counter. Participation notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, the counterparty, and the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. Participation notes involve transaction cost. Participation notes may be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities. Participation notes offer a return linked to a particular underlying equity, debt or currency.

OTHER INVESTMENTS AND TECHNIQUES

Borrowing

      Money may be borrowed for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings, but are not considered borrowings if the Fund maintains a segregated account.

Forward Commitments, When-Issued and Delayed-Delivery Transactions

      Securities may be purchased or sold on a when-issued or delayed-delivery basis and contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time may also be made. Delivery and payment on such transactions normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

      The Funds have a segregated account in which they may maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.

Illiquid Securities

      Securities not registered under the 1933 Act, and other securities subject to legal or other restrictions on resale may be less liquid than other investments and may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. No Fund may invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities

      Portfolio securities may be loaned pursuant to guidelines approved by the Board to brokers, dealers and financial institutions, provided: (i) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, initially in an amount at least equal to 100% of the value of the securities loaned plus any accrued interest or dividends, with the borrower being obligated, under certain circumstances, to post additional collateral on a daily marked-to-market basis, all as described in further detail in the following paragraph; although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (iii) the Fund will receive any interest or distributions paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed the limits established under the 1940 Act.

      The following provides additional detail on the requirement described in (i) above. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest at the time when the Fund enters into the transaction. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the market value of the securities loaned (including any accrued interest) on a daily basis, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest.

      For lending its securities, a Fund will earn either a fee payable by the borrower on loans that are collateralized by U.S. Government securities or a letter of credit, or income on instruments purchased with cash collateral (after payment of a "broker rebate fee" to the borrower). Cash collateral is invested on behalf of the Fund by the Securities Lending Agent in securities that, at the time of investment, are considered high-quality, U.S. dollar-denominated short-term money market instruments and have been evaluated and approved by the Funds' investment adviser and are permissible investments for a Fund. Cash collateral is invested on behalf of a Fund through a joint account in a manner similar to the Funds' investment of its cash reserves and the Fund is entitled to the gains and bears the losses on such investments. The investments purchased with cash collateral on behalf of each Fund currently include holdings in the securities of certain structured investment vehicles or "SIVs" that, although considered high-quality, short-term money market instruments when originally purchased by the Securities Lending Agent through a joint account, are now in payment default or are otherwise impaired. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments purchased with cash collateral. Thus, the current net asset value of each Fund reflects the current valuations assigned to defaulted or impaired SIVs that were purchased on behalf of a Fund through the investment of cash collateral for securities loaned. If a Fund elects to discontinue its participation in the securities lending program at a time when the defaulted or impaired SIVs still comprise a portion of the cash collateral pool of investments, the Securities Lending Agent would seek to promptly liquidate the securities in the cash collateral investment pool, including the defaulted or impaired SIVs. In such an event, the ability to dispose of defaulted or impaired SIVs at an acceptable price or at all may be severely limited or not possible, in which case a Fund could be required to receive a distribution of the defaulted or impaired SIVs in kind or realize a loss on the entire portion of the cash collateral pool represented by the defaulted or impaired SIVs. The current valuation assigned to a security in the cash collateral pool by a Fund may differ from any valuation that the Securities Lending Agent may assign to the same security when held on behalf of another client or for its own account. Loans of securities also involve a risk that the borrower may fail to return the securities when due or when called for by a Fund or may fail to provide additional collateral when required. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, loans may be called at any time and generally will be called if a material event affecting the investment is expected to be presented to a shareholder vote so that securities may be voted by the Fund.

      Each lending Fund pays a portion of the net interest or fees earned from securities lending to a Securities Lending Agent. Wells Fargo Bank currently acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser and has delegated its duties as Securities Lending A gent to an affiliated sub-agent for certain Funds and to an unaffiliated sub-agent for other Funds. Pursuant to an exemptive order granted by the SEC and subject to compliance with its conditions, Wells Fargo Bank under a contract is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard. Wells Fargo Bank pays all or a portion of the revenues generated by securities lending activities to the sub-agents as compensation for their services as sub-agents. The Securities Lending Agent may make payments to borrowers and placing brokers that are not affiliated, directly or indirectly, with the Trust, the adviser or the distributor.

Other Investment Companies

      A Fund may invest in shares of other open-end and closed-end management investment companies up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the fund's non-fundamental investment policies. Currently, under the 1940 Act, a fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company; (ii) 5% of such fund's total assets with respect to any one investment company; and (iii) 10% of such fund's total assets. Gateway funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

      Other investment companies may include exchange-traded funds ("ETFs"), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track and to the risks of the specific sector or industry tracked by the ETF. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Although ETFs that track broad market indexes are typically large and their shares are fairly liquid, ETFs that track more specific indexes tend to be newer and smaller, and all ETFs have limited redemption features. Pursuant to certain exemptive relief granted by the SEC, the Fund's investments in certain ETFs may exceed certain of the limits described above.

      Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Funds, including the money market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest.

Private Placement and Other Restricted Securities

      Private placement securities are not registered under the 1933 Act. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. However, private placement and other "restricted" securities typically cannot be resold without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A (a "Rule 144A Security")), and may not be readily marketable.

      Private placement and other restricted securities typically may be resold only to qualified institutional buyers, or in a privately negotiated transaction, or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Investing in private placement and other restricted securities is subject to certain additional risks. They may be considered illiquid securities as they typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value due to the absence of an active trading market. Delay or difficulty in selling such securities may result in a loss to a Fund. Restricted securities, including Rule 144A Securities, that are "illiquid" are subject to a Fund's policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in its evaluation: (i) the frequency of trades and quotes for the Rule 144A Security; (ii) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (iii) dealer undertakings to make a market in the Rule 144A Security; and (iv) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer). The adviser will apply a similar process to evaluating the liquidity characteristics of other restricted securities. There can be no assurance that a restricted security that is deemed to be liquid when purchased will continue to be liquid for as long as it is held by a Fund.

Repurchase Agreements

      Repurchase agreements are agreements wherein the seller of a security to a Fund agrees to repurchase that security from a Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. Repurchase agreements generally are subject to counterparty risk. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, a Fund's disposition of the underlying securities may be delayed or limited.

      A Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, and other illiquid securities. A Fund will only enter into repurchase agreements with broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the Fund's adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

      A reverse repurchase agreement is an agreement under which a Fund sells a portfolio security and agrees to repurchase it at an agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund's obligation to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

      A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until a Fund replaces the borrowed security. In order to deliver the security to the buyer, a Fund must arrange through a broker to borrow the security and, in so doing, a Fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales "against the box" means that a Fund owns the securities, which are placed in a segregated account until the transaction is closed out, or has the right to obtain securities equivalent in kind and amount to the securities sold short. A Fund's ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

      Short sales by a Fund that are not made "against the box" are limited to transactions in futures and options. Such transactions create opportunities to increase a Fund's return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a Fund in effect profits from a decline in the price of the futures or options sold short without the need to invest the full purchase price of the futures or options on the date of the short sale, a Fund's NAV per share will tend to increase more when the futures or options it has sold short decrease in value, and to decrease more when the futures or options it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of futures or options sold short may continuously increase, although a Fund may mitigate such losses by replacing the futures or options sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing futures or options to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

      If a Fund makes a short sale "against the box," a Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Fund and its shareholders.

      In the view of the SEC, a short sale involves the creation of a "senior security" as such term is defined under the 1940 Act, unless the sale is "against the box" and the securities sold are placed in a segregated account (not with the broker), or unless the Fund's obligation to deliver the securities sold short is "covered" by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

      To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by a Fund will be "against the box," or the Fund's obligation to deliver the futures or options sold short not "against the box" will be "covered" by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of futures or options not "against the box" or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund's total assets.

Unrated Investments

      A Fund may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Funds. Neither event will require a sale of such security by the Fund. To the extent the ratings given by Moody's, Fitch, or S&P may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

Warrants

      Warrants are instruments, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price, usually during a specified period of time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant's issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. Warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the common stock to rise. A warrant becomes worthless if it is not exercised within the specified time period.

MANAGEMENT

      The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

Trustees and Officers

      The Board supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

      General.

The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of, as of December 1, 2009, 133 series comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex” or the “Trusts”). The business address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 75.

Information for Trustees, all of whom are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“Independent Trustees”), appears below. In addition to the Officers listed below, the Funds have appointed an Anti-Money Laundering Compliance Officer.

Name and Age	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During the Past 5Years	Other Public Company or Investment Company Directorships during the Past 5 Years
INDEPENDENT TRUSTEES
Peter G. Gordon, 67	Trustee, since 1998, Chairman of Board and Governance Committee (Lead Independent Trustee from 2001 until 2005)	Co-Founder, Chairman, President and CEO of Crystal Geyser Water Company	N/A
Isaiah Harris, Jr., 56	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

Retired.  President and CEO of BellSouth Advertising and Publishing Corp from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Currently a member of the Iowa State University Foundation Board of Governors and a member of the Advisory Board of Iowa State University School of Business.

CIGNA Corporation (insurance); Deluxe Corporation (financial and small business services)
Judith M. Johnson, 60	Trustee, since 2008, Chair of Audit Committee	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008.	N/A
David F. Larcker, 59	Trustee, since 2009, Advisory Board Member, from 2008 to 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University. Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

N/A
Olivia S. Mitchell, 57	Trustee, since 2006

International Foundation of Employee Benefit Plans Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania since 1993. Director of the Pension Research Council and the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center.  Research associate, National Bureau of Economic Research.  Prior thereto, Professor at Cornell University from 1978 to 1993.

N/A
Timothy J. Penny, 57	Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A
Donald C. Willeke, 69	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 to present.	N/A
OFFICERS
Karla M. Rabusch, 50	President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

N/A
C. David Messman, 49	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.	N/A
Debra Ann Early, 45	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

N/A
Kasey Phillips, 38	Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2006 and currently the Treasurer of the Evergreen Funds since 2005. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

N/A
David Berardi, 34	Assistant Treasurer, since 2009

Vice President of Evergreen Investment Management Company, LLC since 2008. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC since 2004.

N/A
Jeremy DePalma, 35	Assistant Treasurer, since 2009

Senior Vice President of Evergreen Investment Management Company, LLC since 2008. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration since 2005.

N/A

1 Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

The Trust’s Declaration of Trust does not set forth any specific qualifications to serve as a Trustee other than that no person shall stand for initial election or appointment as a Trustee if such person has already reached the age of 72. The Charter of the Governance Committee also does not set forth any specific qualifications, but does set forth certain factors that the Committee may take into account in considering Trustee candidates and a process for evaluating potential conflicts of interest, which identifies certain disqualifying conflicts.  None of the current Trustees is an “interested person” of the Trust as that term is defined in the 1940 Act.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, Funds Management, sub-advisers, other service providers, counsel and the independent registered public accounting firm, and to exercise effective and independent business judgment in the performance of their duties as Trustees.  Each Trustee’s ability to perform his or her duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Trust and the other Trusts in the Fund Complex (and/or in other capacities, including for any predecessor funds), public companies, or non-profit entities or other organizations as set forth below.  Each Trustee’s ability to perform his or her duties effectively also has been enhanced by his or her educational background, professional training, and/or other life experiences.

Peter G. Gordon.    Mr. Gordon has been a Trustee since 1998, Chairman of the Board of Trustees since 2005, the Lead Independent Trustee from 2001 through 2005, and Chairman of the Governance Committee since 2005, with respect to all of the Trusts in the Fund Complex.  In addition, he has over 30 years of executive and business experience as the co-founder, Chairman, President and CEO of Crystal Geyser Water Company.

Isaiah Harris, Jr.   Mr. Harris has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009.  He has been the Chairman of the Board of CIGNA Corporation since 2009, and has been a director of CIGNA Corporation since 2005.  He also has been a director of Deluxe Corporation since 2003.  As a director of these and other public companies, he has served on board committees, including Governance, Audit and Compensation Committees.  Mr. Harris served in senior executive positions, including as president, chief executive officer, vice president of finance and/or chief financial officer, of operating companies for approximately 20 years.

Judith M. Johnson.   Ms. Johnson has served as a Trustee of the Trusts in the Fund Complex since 2008 and as Chair of the Audit Committee since 2009.  She served as the Chief Executive Officer and Chief Investment Officer of the Minneapolis Employees Retirement Fund for twelve years until her retirement in 2008.   Ms. Johnson is a licensed attorney, as well as a certified public accountant and a certified managerial accountant. Ms. Johnson has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

David F. Larcker.  Mr. Larcker has served as a Trustee of the Trusts in the Fund Complex since 2009 and was an Advisory Board Member from 2008 to 2009.  Mr. Larcker is the James Irvin Miller Professor of Accounting at the Graduate School of Business of Stanford University.  He is also the Director of the Corporate Governance Research Program and Co-director of The Rock Center for Corporate Governance at Stanford University.  He has been a professor of accounting for over 30 years.  He has written numerous articles on a range of topics, including managerial accounting, financial statement analysis and corporate governance.

Olivia S. Mitchell.   Ms. Mitchell has served as a Trustee of the Trusts in the Fund Complex since 2006.  Ms. Mitchell is Department Chair and Professor, Department of Insurance and Risk Management, and International Foundation of Employee Benefit Plans Professor at the Wharton School of the University of Pennsylvania.  She also serves in senior positions with academic and policy organizations that conduct research on pensions, retirement, insurance and related topics, including as Executive Director of the Pension Research Council and Director of the Boettner Center on Pensions and Retirement Research, both of the University of Pennsylvania.  She has been a professor of economics, insurance and risk management for over 30 years.  She has written numerous articles and books on a range of topics, including retirement risk management, private and social insurance, and health and retirement analysis and policy.

Timothy J. Penny.  Mr. Penny has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996.  He has been President and CEO of Southern Minnesota Initiative Foundation since 2007 and a Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995.  He also serves as a member of the board of another non-profit organization.  Mr. Penny was a member of the U.S. House of Representatives for 12 years representing Southeastern Minnesota’s First Congressional District.

Donald C. Willeke.  Mr. Willeke has been a Trustee of the Trusts in the Fund Complex and their predecessor funds since 1996.  Previously, he served on the board of trustees of another registered investment company.  He is an attorney in private practice and has served as General Counsel of the Minneapolis Employees Retirement Fund for more than 25 years.

Board of Trustees – Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Trust and the Funds rests with the Board of Trustees. The Board has engaged Funds Management to manage the Funds on a day-to day basis.  The Board is responsible for overseeing Funds Management and other service providers in the operation of the Trust in accordance with the provisions of the 1940 Act, applicable provisions of Delaware law, other applicable laws and the Fund’s charter. The Board is currently composed of seven members, each of whom is an Independent Trustee. The Board currently conducts regular meetings five times a year. In addition, the Board frequently holds special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. In order to assist the Chairman in maintaining effective communications with the other Trustees and Funds Management, the Board has appointed a Chair Liaison to work with the Chairman to coordinate Trustee communications and to assure timely responses to Trustee inquiries, board governance and fiduciary matters. The Chair Liaison serves for a one-year term, which may be extended with the approval of the Board.  Except for any duties specified herein or pursuant to the Trust’s charter document, the designation of Chairman or Chair Liaison does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally.

The Board also has established a Governance Committee and an Audit Committee to assist the Board in the oversight and direction of the business and affairs of the Trust, and from to time may establish informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. Additionally, the Board has established investment teams to review in detail the performance of each of the Funds, in light of each Fund’s investment objectives and strategies, to meet with portfolio managers, and to report back to the full Board.  The Board occasionally engages independent consultants to assist it in evaluating initiatives or proposals.  The Board believes that the Board’s current leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.  The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

The Funds and Trusts are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others.  Day-to-day risk management functions are subsumed within the responsibilities of Funds Management, the sub-advisers and other service providers (depending on the nature of the risk), who carry out the Funds’ investment management and business affairs.  Each of Funds Management, the sub-advisers and other service providers have their own, independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls.

Risk oversight forms part of the Board’s general oversight of the Funds and Trusts and is addressed as part of various Board and Committee activities.  The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects.  As part of its regular oversight of the Trusts, theBoard, directly or through a Committee, interacts with and reviews reports from, among others, Funds Management, subadvisers, the Chief Compliance Officer of the Funds, the independent registered public accounting firm for the Funds, and internal auditors for Funds Management or its affiliates, as appropriate, regarding risks faced by the Funds and relevant risk functions.  The Board, with the assistance of its investment teams, reviews investment policies and risks in connection with its review of the Funds’ performance.  The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Funds’ compliance program and reports to the Board regarding compliance matters for the Funds and their principal service providers.  In addition, as part of the Board’s periodic review of the Funds’ advisory, subadvisory and other service provider agreements, the Board may consider risk management aspects of their operations and the functions for which they are responsible.  With respect to valuation, the Board oversees a management valuation team comprised of officers of Funds Management, has approved and periodically reviews valuation policies applicable to valuing the Fund shares and has established a valuation committee of Trustees.  The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

As noted above, the Board has established a standing Governance Committee, a standing Audit Committee and a standing Valuation Committee to assist the Board in the oversight and direction of the business and affairs of the Trust. Each such Committee operates pursuant to a charter approved by the Board and is chaired by an Independent Trustee. Each Independent Trustee is a member of the Trust’s Governance Committee, Audit Committee and Valuation Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust’s management. Pursuant to the Trust’s charter document, only Independent Trustees may nominate and select persons to become Independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. The Governance Committee meets only as necessary. Since the Funds have not yet commenced operations, there have been no meetings of the Governance Committee with respect to the Funds. Peter Gordon serves as the chairman of the Governance Committee.

The Governance Committee has adopted procedures by which a shareholder may properly submit a nominee recommendation for the Committee’s consideration, which are set forth in the Trusts’ Governance Committee Charter. The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five calendar days nor more than seventy-five calendar days prior to the date of the Governance Committee meeting at which the nominee would be considered. The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address, and nationality of the person recommended by the shareholder (the “candidate”), (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e), and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the SEC (or the corresponding provisions of any regulation or rule subsequently adopted by the SEC or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the 1940 Act) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Governance Committee may require the candidate to interview in person or furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust. The Governance Committee has full discretion to reject nominees recommended by shareholders, and there is no assurance that any such person properly recommended and considered by the Committee will be nominated for election to the Board.

The Governance Committee may from time-to-time propose nominations of one or more individuals to serve as members of an “advisory board,” as such term is defined in Section 2(a)(1) of the 1940 Act (“Advisory Trustees”). An individual may be eligible to serve as an Advisory Trustee only if that individual meets the requirements to be a “non-interested” Trustee under the 1940 Act and does not otherwise serve the Trust in any other capacity. Any Advisory Trustee shall serve at the pleasure of the Board and may be removed, at any time, with or without cause, by the Board. An Advisory Trustee may be nominated and elected as a Trustee, at which time he or she shall cease to be an Advisory Trustee. Advisory Trustees shall perform solely advisory functions. Unless otherwise specified by the Committee or the Board, Advisory Trustees are invited to attend meetings of the Board and all committees of the Board. Advisory Trustees shall participate in meeting discussions but do not have a vote upon any matter presented to the Board or any committee of the Board, nor do they have any power or authority to act on behalf of or to bind the Board, any committee of the Board or the Trust. Advisory Trustees shall not have any responsibilities or be subject to any liabilities imposed upon Trustees by law or otherwise. Advisory Trustees shall be entitled, to the maximum extent permitted by law, to be indemnified by the Trust and shall be covered by any liability insurance coverage that extends to Trustees and officers of the Trust. Advisory Trustees shall be paid the same meeting fees payable to Trustees and shall have their expenses reimbursed in accordance with existing Board expense reimbursement policies. Advisory Trustees shall not receive any retainer fees.

(2) Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter. Since the Funds have not yet commenced operations, there have been no meetings of the Audit Committee with respect to the Funds. Judith M. Johnson serves as the chairperson of the Audit Committee.

(3) Valuation Committee.  The Board has delegated to the Valuation Committee the authority to take any necessary or appropriate action and address any issues regarding the valuation of Fund portfolio securities under the Trust’s valuation procedures, including determining the fair value of securities between Board regularly scheduled meetings in instances where that determination has not otherwise been delegated to the valuation team (“Management Valuation Team”) of Funds Management.  The Board considers for ratification at each quarterly meeting any valuation actions taken by the Valuation Committee or the Management Valuation Team during the previous quarter that require ratification.  Any one member of the Valuation Committee may constitute a quorum for a meeting of the committee.

      Compensation. For the calendar year ended December 31, 2009, each Trustee received an annual retainer (payable quarterly) of $160,000 from the Fund Complex. Each Trustee and Advisory Board Member also received a combined fee of $7,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex Board received an additional $40,000 annual retainer and the Chairperson of the Audit Committee received an additional $20,000 annual retainer, for the additional work and time devoted by the Chairpersons.

      The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services. Since the Funds have not yet commenced operations, information regarding Trustee compensation from the Funds is not available.

      Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2009, the Trustees, the Advisory Board Members and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the dollar value of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: $0; $1-$10,000; $10,001- $50,000; $50,001-$100,000; and over $100,000. Since the Funds have not yet commenced operations, beneficial ownership information with respect to the Funds is not available.

Beneficial Equity Ownership in the Fund Complex Calendar Year Ended December 31, 2009

		Independent Trustees
	Peter G.	Isaiah	Judith M.	David F.	Olivia S.	Timothy J.	Donald C.
	Gordon	Harris, Jr.[2]	Johnson	Larcker[2]	Mitchell	Penny	Willeke
Fund
Complex[1]	over $100,000	over $100,000	$0	$0	over $100,000	over $100,000	over $100,000

[1]	Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 133 funds) as of the calendar year end.

[2]	Messrs. Harris and Larcker were elected to the Board as Independent Trustees effective April 17, 2009.

      Ownership of Securities of Certain Entities. As of the calendar year ended December 31, 2009, none of the Independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser

Wells Fargo Funds Management, LLC ("Funds Management"), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

      Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

      The Funds operate under three types of advisory arrangements: (i) stand-alone Funds with an investment adviser and sub- adviser; (ii) gateway feeder Funds that invest in a single corresponding master portfolio of Master Trust ("Master Portfolio") and have "dormant" advisory arrangements at the gateway level; and (iii) gateway blended Funds that invest in two or more Master Portfolios and have active advisory arrangements at the gateway level.

           Advisory Fees Paid. Since the Funds have not yet commenced operations, information regarding advisory fees paid to Funds Management is not available.

      General. Each Fund's Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" (as defined under the 1940 Act) of any such party. A Fund's Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Advisers

      Funds Management has engaged Wells Capital Management Incorporated ("Wells Capital Management"), an affiliate of Funds Management, to serve as investment sub-adviser to Wells Fargo Advantage Disciplined U.S. Core Fund, Wells Fargo Advantage Core Equity Fund, Wells Fargo Advantage Omega Growth Fund, Wells Fargo Advantage Disciplined Global Equity Fund, Wells Fargo Advantage Global Opportunities Fund, Wells Fargo Advantage Strategic Municipal Bond Fund, Wells Fargo Advantage Health Care Fund, Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage North Carolina Tax-Free Fund, Wells Fargo Advantage Pennsylvania Tax-Free Fund, Wells Fargo Advantage Diversified Capital Builder Fund, Wells Fargo Advantage Diversified Income Builder Fund, Wells Fargo Advantage Traditional Small Cap Growth Fund, Wells Fargo Advantage Growth Opportunities Fund, Wells Fargo Advantage High Yield Bond Fund and Wells Fargo Advantage Special Small Cap Value Fund. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

Funds Management has engaged Metropolitan West Capital Management, LLC (“MetWest Capital”), an affiliate of Funds Management, to serve as investment sub-adviser to Wells Fargo Advantage Intrinsic Value Fund and Wells Fargo Advantage Intrinsic World Equity Fund. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Funds' assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request.

Funds Management has engaged Golden Capital Management, LLC (“Golden Capital”) to serve as investment sub-adviser to Wells Fargo Advantage Small/Mid Cap Core Fund. A subsidiary of Wells Fargo & Company owns a 45% minority interest in Golden Capital. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Fund’s assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Fund. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request.

  Funds Management has engaged First International Advisers, LLC (“FIA”), an affiliate of Funds Management, to serve as investment sub-adviser to Wells Fargo Advantage International Bond Fund. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Fund’s assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Fund. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request.

Funds Management has engaged Crow Point Partners, LLC (“Crow Point”) to serve as investment sub-adviser to Wells Fargo Advantage Utility and Telecommunications Fund. Subject to the direction of the Trust's Board and the overall supervision and control of Funds Management and the Trust, the Sub-Adviser makes recommendations regarding the investment and reinvestment of the Fund’s assets. The Sub-Adviser furnishes to Funds Management periodic reports on the investment activity and performance of the Fund. The Sub-Adviser also furnishes such additional reports and information as Funds Management and the Trust's Board and Officers may reasonably request.

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers.

Wells Fargo Advantage Adjustable Rate Government Fund

Portfolio Manager		(Assets in Thousands)
Richard Applebach	Assets of registered investment companies managed
	Evergreen Adjustable Rate Fund	$1,296,510
	Evergreen Multi-Sector Income Fund*	$819,981
	Evergreen U.S. Government Fund	$609,714
	TOTAL	$3,720,316
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	4
	Assets of other pooled investment vehicles managed	232,210
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	0
	Number of other accounts managed	54
	Assets of other accounts managed	$2,665,716
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	0

*Mr. Applebach is not fully responsible for the management of the entire portfolio of Evergreen Multi-Sector Income Fund. As of June 30, 2009, Mr. Applebach was responsible for only approximately $302.3 million of the $588.5 million in assets in the fund.

Wells Fargo Advantage Diversified Capital Builder Fund

Portfolio Manager	(Assets in Thousands)
Margaret D. Patel	Assets of registered investment companies managed
	Evergreen Diversified Capital Builder Fund	$502,020
	Evergreen VA Diversified Capital Builder Fund	$22,449
	Evergreen Diversified Income Builder Fund	$223,725
	Evergreen VA Diversified Income Builder Fund	$42,898
	Prudential Insurance Co. High Yield Fund	$20,193
	Transamerica Life Insurance Co. High Yield Fund	$19,042
	TOTAL	$830,327
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	$0
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0
	Number of separate accounts managed	1
	Assets of separate accounts managed	$37,140
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0

Wells Fargo Advantage Diversified Income Builder Fund

Margie Patel	Assets of registered investment companies managed
	Evergreen Diversified Capital Builder Fund	$530,017
	Evergreen VA Diversified Capital Builder Fund	$23,700
	Evergreen Diversified Income Builder Fund	$243,368
	Evergreen VA Diversified Income Builder Fund	$44,609
	Prudential Insurance Co. High Yield Fund	$21,119
	Transamerica LIfe Insurance Co. High Yield Fund	$19,864
	TOTAL	$882,677
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	$0
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0
	Number of separate accounts managed	1
	Assets of separate accounts managed	$38,813
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0

Wells Fargo Advantage Disciplined U.S. Core Fund

William E. Zieff	Assets of registered investment companies managed
	Evergreen Enhanced S&P 500 Fund	$782,984
	Evergreen Disciplined Value Fund	$141,488
	Evergreen Global Large Cap Equity Fund	$64,952
	Evergreen Market Index Growth Fund	$526,126
	Evergreen Market Index Value Fund	$444,258
	Evergreen Equity Index Fund	$412,271
	Evergreen Market Index Fund	$255,569
	TOTAL	$2,627,648
	Those subject to performance fee	$782,984
	Number of other pooled investment vehicles managed	4
	Assets of other pooled investment vehicles managed	$1,646,968
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0
	Number of other accounts managed	40
	Assets of other accounts managed	$5,501,282
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0

Wells Fargo Advantage Core Equity Fund

Walter T. McCormick, CFA	Assets of registered investment companies managed
	Evergreen Equity Income Fund	$612,852
	Evergreen Fundamental Large Cap Fund	$674,044
	Evergreen VA Fundamental Large Cap Fund	$107,490
	TOTAL	$1,394,386
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	2
	Assets of other pooled investment vehicles managed	$114,022
	Number of those subject to performance fee	0
	Number of other accounts managed	0
	Assets of other accounts managed	$0
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0

Emory W. (Sandy) Sanders, Jr., CFA	Assets of registered investment companies managed
	Evergreen Fundamental Large Cap Fund	$674,044
	Evergreen VA Fundamental Large Cap Fund	$107,490
	TOTAL	$781,534
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	$0
	Number of those subject to performance fee	0
	Number of other accounts managed	0
	Assets of other accounts managed	$0
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0

Wells Fargo Advantage Disciplined Global Equity Fund

William E. Zieff	Assets of registered investment companies managed
	Evergreen Enhanced S&P 500 Fund	$700,172
	Evergreen Disciplined Value Fund	$135,881
	Evergreen Global Large Cap Equity Fund	$66,318
	Evergreen Equity Index Fund	$411,034
	TOTAL	$1,313,405
	Number of those subject to performance fee	1
	Assets of those subject to performance fee	$700,172
	Number of other pooled investment vehicles managed	4
	Assets of other pooled investment vehicles managed	$1,144,819
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0
	Number of other accounts managed	42
	Assets of other accounts managed	$5,583,788
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0

Wells Fargo Advantage Global Opportunities Fund

James M. Tringas	Assets of registered investment companies managed
	Evergreen Global Opportunities Fund*	$321,922
	Evergreen Special Values Fund	857,193
	Evergreen VA Special Values Fund	66,739
	Evergreen Fundamental Mid Cap Value Fund	1,472
	Clarington Global Small Cap Fund*	26,975
	TOTAL	$1,310,738
	Those subject to performance fee	0
	Assets of those subject to a performance fee	0
	Number of other pooled investment vehicles managed	2
	Assets of other pooled investment vehicles managed	$113,771
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	0
	Number of other accounts managed	4
	Assets of other accounts managed	$202,660
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0

* Mr. Tringas is not fully responsible for the management of the entire portfolios of Evergreen Global Opportunities Fund and Clarington Global Small Cap Fund. As of October 31, 2009, Mr. Claro was responsible only for approximately $155.4 million of the $348.9 million in assets in these funds.

Francis Claro	Assets of registered investment companies managed
	Evergreen Global Opportunities Fund*	$321,922
	Evergreen International Balanced Income Fund*	$186,607
	Evergreen International Equity Fund	$989,280
	Evergreen VA International Equity Fund	$880,080
	Clarington Global Small Cap Fund*	$26,975
	Wells Fargo Advantage International Core Fund	$3,761
	Wells Fargo Advantage International Equity Fund*	392,194
	MMA Praxis Inernational Fund	$92,649
	TOTAL	$2,911,552
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	3
	Assets of other pooled investment vehicles managed	$73,855
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed	8
	Assets of other accounts managed	$248,943
	Number of those subject to performance fee	0
	Asets of those subject to performance fee	$0

* Mr. Claro is not fully responsible for the management of the entire portfolios of Evergreen Global Opportunities Fund, Clarington Global Small Cap Fund, Evergreen International Balanced Income Fund and Wells Fargo Advantage International Equity Fund. As of October 31, 2009, Mr. Claro was responsible only for approximately $445.1 million of the $927.7 million in assets in these funds.

Wells Fargo Advantage Small/Mid Cap Core Fund

John R. Campbell, CFA	Assets of registered investment companies managed
	Evergreen Golden Core Opportunities Fund	$31,177
	Evergreen Golden Mid Cap Core Fund	$4,075
	TOTAL	$35,252
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	N/A
	Number of those subject to performance fee	N/A
	Assets of those subject to performance fee	N/A
	Number of other accounts managed	204
	Assets of other accounts managed	$27,958
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0

Wells Fargo Advantage Special Small Cap Value Fund

Portfolio Manager	(Assets in Thousands)
James M. Tringas, CFA	Assets of registered investment companies managed
	Evergreen Special Values Fund	$1,050,734
	Evergreen VA Special Values Fund	$66,238
	Evergreen Fundamental Mid Cap Value Fund	$1,406
	Evergreen Global Opportunities Fund*	$313,046
	Evergreen Small Cap Value Fund	$51,444
	Clarington Global Small Cap Fund*	$26,854
	TOTAL	$1.509.723
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	2
	Assets of other pooled investment vehicles managed	$111,276
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0
	Number of separate accounts managed	4
	Assets of separate accounts managed	$192,588
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0

*Mr. Tringas is not fully responsible for the management of the entire portfolios of Evergreen Global Opportunities Fund or Clarington Global Small Cap Fund. As of July 31, 2009, he was responsible only for approximately $169.6 million of the $339.9 million in assets in these funds.

Wells Fargo Advantage Traditional Small Cap Growth Fund

Portfolio Manager		(Assets in Thousands)
Paul Carder, CFA	Assets of registered investment companies managed
	Evergreen Growth Fund	$483,959
	Evergreen VA Growth Fund	$48,908
	TOTAL	$532,867
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	1
	Assets of other pooled investment vehicles managed	$47,203
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	7
	Assets of separate accounts managed	$322,396
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
Jeffrey S. Drummond, CFA	Assets of registered investment companies managed
	Growth Fund	$483,959
	Evergreen VA Growth Fund	$48,908
	TOTAL	$532,867
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	1
	Assets of other pooled investment vehicles managed	$47,203
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	7
	Assets of separate accounts managed	$322,396
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
Linda Z. Freeman, CFA	Assets of registered investment companies managed
	Growth Fund	$483,959
	Evergreen VA Growth Fund	$48,908
	TOTAL	$532,867
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	1
	Assets of other pooled investment vehicles managed	$47,203
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	7
	Assets of separate accounts managed	$322,396
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
Jeffrey Harrison, CFA	Assets of registered investment companies managed
	Growth Fund	$483,959
	Evergreen VA Growth Fund	$48,908
	TOTAL	$532,867
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	1
	Assets of other pooled investment vehicles managed	$47,203
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	7
	Assets of separate accounts managed	$322,396
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
Edward Rick, CFA	Assets of registered investment companies managed
	Evergreen Growth Fund	$483,959
	Evergreen VA Growth Fund	$48,908
	TOTAL	$532,867
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	1
	Assets of other pooled investment vehicles managed	$47,203
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	7
	Assets of separate accounts managed	$322,396
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0

Wells Fargo Advantage Health Care Fund

Robert Junkin, CPA	Assets of registered investment companies managed
	Evergreen Health Care Fund		$134,260
	ING Investors Trust Health Science Fund		$189,211
	Evergreen Mid Cap Growth Fund		$318,684
	Evergreen Small Mid Cap Growth Fund		$46,914
	TOTAL	$
	Those subject to performance fee		$0
	Number of other pooled investment vehicles managed		2
	Assets of other pooled investment vehicles managed		$51,030
	Number of those subject to performance fee		0
	Asset of those subject to performance fee		$0
	Number of separate accounts managed		4
	Assets of separate accounts managed		$41,329
	Number of those subject to performance fee		0
	Asset of those subject to performance fee		$0

Wells Fargo Advantage International Bond Fund

Peter Wilson	Assets of registered investment companies managed
	Evergreen Core Plus Bond Fund*	$170,532
	Evergreen International Bond Fund	$1,291,953
	Evergreen Multi Sector Income Fund*	$892,672
	Evergreen International Balanced Income Fund*	$187,895
	TOTAL	$2,543,052
	Those subject to performance fee	0
	Assets of those subject to a performance fee	$0
	Number of other pooled investment vehicles managed	8
	Assets of other pooled investment vehicles managed	$894,746
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0
	Number of other accounts managed	21
	Assets of other accounts managed	$3,566,145
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0

*Mr. Wilson is not fully responsible for the management of the entire portfolios of Evergreen Core Plus Bond Fund, Evergreen Multi Sector Income Fund and Evergreen International Balanced Income Fund. As of October 31, 2009, he was responsible only for approximately $303.0 million of the $1,251.1 million in assets in these funds.

Anthony J. Norris	Assets of registered investment companies managed
	Evergreen Core Plus Bond Fund*	$170,532
	Evergreen International Bond Fund	$1,291,953
	Evergreen Multi-Sector Income Fund*	$892,672
	Evergreen International Balanced Income Fund*	$187,895
	TOTAL	$2,543,052
	Those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of other pooled investment vehicles managed	8
	Assets of other pooled investment vehicles managed	$894,746
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0
	Number of other accounts managed	21
	Assets of other accounts managed	$3,566,145
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0

*Mr. Norris is not fully responsible for the management of the entire portfolios of Evergreen Core Plus Bond Fund, Evergreen Multi Sector Income Fund and Evergreen International Balanced Income Fund. As of October 31, 2009, he was responsible only for approximately $303.0 million of the $1,251.1 million in assets in these funds.

Alex Perrin	Assets of registered investment companies managed
	Evergreen Core Plus Bond Fund*	$170,532
	Evergreen International Bond Fund	$1,291,953
	Evergreen Multi-Sector Income Fund*	$892,672
	Evergreen International Balanced Income Fund *	$187,895
	TOTAL	$2,543,052
	Those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of other pooled investment vehicles managed	8
	Assets of other pooled investment vehicles managed	$894,746
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0
	Number of other accounts managed	21
	Assets of other accounts managed	$3,566,145
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0

*Mr. Perrin is not fully responsible for the management of the entire portfolios of Evergreen Core Plus Bond Fund, Evergreen Multi Sector Income Fund and Evergreen International Balanced Income Fund. As of October 31, 2009, he was responsible only for approximately $303.0 million of the $1,251.1 million in assets in these funds.

Michael Lee	Assets of registered investment companies managed
	Evergreen Core Plus Bond Fund*	$170,532
	Evergreen International Bond Fund	$1,291,953
	Evergreen Multi-Sector Income Fund*	$892,672
	Evergreen International Balanced Income Fund*	$187,895
	TOTAL	$2,543,052
	Those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of other pooled investment vehicles managed	8
	Assets of other pooled investment vehicles managed	$894,746
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0
	Number of other accounts managed	21
	Assets of other accounts managed	$3,566,145
	Number of those subject to performance fee	0
	Assets of those subject to a performance fee	$0

*Mr. Lee is not fully responsible for the management of the entire portfolios of Evergreen Core Plus Bond Fund, Evergreen Multi Sector Income Fund and Evergreen International Balanced Income Fund. As of Ocotber 31, 2009, he was responsible only for approximately $303.0 million of the $1,251.1 million in assets in these funds.

Wells Fargo Advantage Intrinsic Value Fund

Howard Gleicher, CFA	Assets of registered investment companies managed
	American Beacon Large Cap Value Funds		$1,738,303
	CIBC Imperial U.S. Equity Pool Fund		$146,947
	Evergreen Intrinsic Value Fund		$371,219
	MM US Equity Fund		$14,200
	Natixis U.S. Opportunities Fund		$765,346
	Northern Trust Multi-Manager Large Cap Fund		$65,072
	Scotia Capital Pinnacle American Value Equity Fund		$46,936
	Scotia U.S. Value Fund		$78,601
	TOTAL		$3,226,626
	Those subject to performance fee		0
	Number of other pooled investment vehicles managed		6
	Assets of other pooled investment vehicles managed		$375,798
	Number of those subject to performance fee		0
	Number of other accounts managed		436
	Assets of other accounts managed		$4,321,574
	Number of those subject to performance fee		1
	Assets of those subject to performance fee		$22,500
David M. Graham	Assets of registered investment companies managed
	American Beacon Large Cap Value Funds		$1,738,303
	CIBC Imperial U.S. Equity Pool Fund		$146,947
	Evergreen Intrinsic Value Fund		$371,219
	MM US Equity Fund		$14,200
	Natixis U.S. Opportunities Fund		$765,346
	Northern Trust Multi-Manager Large Cap Fund		$65,072
	Scotia Capital Pinnacle American Value Equity Fund		$46,936
	Scotia U.S. Value Fund		$78,601
	TOTAL		$3,226,626
	Those subject to performance fee		0
	Number of other pooled investment vehicles managed		6
	Assets of other pooled investment vehicles managed		$375,798
	Number of those subject to performance fee		0
	Number of other accounts managed		436
	Assets of other accounts managed		$4,321,574
	Number of those subject to performance fee		1
	Asets of those subject to performance fee		$22,500
Gary W. Lisenbee	Asset of registered investment companies managed
	American Beacon Large Cap Value Funds		$1,738,303
	CIBC Imperial U.S. Equity Pool Funds		$146,947
	Evergreen Intrinsic Value Fund		$371,219
	Hartford Select Small Cap Value Fund		$29,131
	Hartford Small Cap Value HLS Fund		$22,293
	MM US Equity Fund		$14,200
	Natixis U.S. Opportunities Fund		$765,346
	Northern Trust Multi-Manager Large Cap Fund		$65,072
	Northern Trust Multi-Manager Small Cap Fund		$58,813
	River Source Partners Small Cap Value Fund		$95,350
	Scotia Capital Pinnacle American Value Equity Fund		$46,936
	Scotia U.S. Value Fund		$78,601
	UBS PACE Small/Mid Co Value Investments		$116,637
	TOTAL		$3,548,852
	Those subject to performance fee		0
	Number of other pooled investment vehicles managed		9
	Assets of other pooled investment vehicles managed		$430,492
	Number of those subject to performance fee		0
	Number of other account managed		444
	Assets of other account managed		$4,366,954
	Number of those subject to performance fee		1
	Assets of those subject to performance fee		$22,500
Jeffrey Peck	Asset of registered investment companies managed
	American Beacon Large Cap Value Funds		$1,738,303
	CIBC Imperial U.S. Equity Pool Fund		$146,947
	Evergreen Intrinsic Value Fund		$371,219
	MM US Equity Fund		$14,200
	Natixis U.S. Opportunities Fund		$765,346
	Northern Trust Multi-Manager Large Cap Fund		$65,072
	Scotia Capital Pinnacle American Value Equity Fund		$46,936
	Scotia U.S. Value Fund		$78,601
	TOTAL		$3,226,626
	Those subject to performance fee		0
	Number of other pooled investment vehicles managed		6
	Assets of other pooled investment vehicles managed	S	375,798
	Number of those subject to performance fee		0
	Number of other account managed		436
	Assets of other account managed		$4,321,574
	Number of those subject to performance fee		1
	Assets of those subject to performance fee		$22,500

Wells Fargo Advantage Intrinsic World Equity Fund

Portfolio Manager		(Assets in Thousands)
Howard Gleicher, CFA	Assets of registered investment companies managed
	American Beacon Large Cap Value Funds	$2,043,233
	Grail American Beacon Large Cap Value ETF	$979
	CIBC Imperial U.S. Equity Pool Fund	$151,008
	CIBC Renaissance U.S. Equity Fund	$19,186
	CIBC Frontiers U.S. Equity Pool	$81,481
	Evergreen Intrinsic Value Fund	$997,189
	Evergreen Intrinsic World Equity Fund	$104,814
	LVIP Wells Fargo Intrinsic Value Fund	$367,401
	MM US Equity Fund	$8,887
	Natixis Actions U.S. Fund	$1,098,472
	Northern Trust Multi-Manager Large Cap Fund	$154,437
	Scotia Capital Pinnacle American Value Equity Fund	$66,361
	Scotia U.S. Value Fund	$72,641
	TOTAL	$5,166,089
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	6
	Assets of other pooled investment vehicles managed	$433,552
	Number of those subject to performance fee	0
	Number of other accounts managed	407
	Assets of other accounts managed	$5,737,859
	Number of those subject to performance fee	2
	Assets of those subject to performance fee	$42,649
David M. Graham	Assets of registered investment companies managed
	American Beacon Large Cap Value Funds	$2,043,233
	Grail American Beacon Large Cap Value ETF	$979
	CIBC Imperial U.S. Equity Pool Fund	$151,008
	CIBC Renaissance U.S. Equity Fund	$19,186
	CIBC Frontiers U.S. Equity Pool	$81,481
	Evergreen Intrinsic Value Fund	$997,189
	Evergreen Intrinsic World Equity Fund	$104,814
	LVIP Wells Fargo Intrinsic Value Fund	$367,401
	MM US Equity Fund	$8,887
	Natixis Actions U.S. Fund	$1,098,472
	Northern Trust Multi-Manager Large Cap Fund	$154,437
	Scotia Capital Pinnacle American Value Equity Fund	$66,361
	Scotia U.S. Value Fund	$72,641
	TOTAL	$5,166,089
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	6
	Assets of other pooled investment vehicles managed	$433,552
	Number of those subject to performance fee	0
	Number of other accounts managed	407
	Assets of other accounts managed	$5,737,859
	Number of those subject to performance fee	2
	Assets of those subject to performance fee	$42,649
Gary W. Lisenbee	Assets of registered investment companies managed
	American Beacon Large Cap Value Funds	$2,043,233
	Grail American Beacon Large Cap Value ETF	$979
	CIBC Imperial U.S. Equity Pool Fund	$151,008
	CIBC Renaissance U.S. Equity Fund	$19,186
	CIBC Frontiers U.S. Equity Pool	$81,481
	Evergreen Intrinsic Value Fund	$997,189
	Evergreen Intrinsic World Equity Fund	$104,814
	LVIP Wells Fargo Intrinsic Value Fund	$367,401
	MM US Equity Fund	$8,887
	Natixis Actions U.S. Fund	$1,098,472
	Northern Trust Multi-Manager Large Cap Fund	$154,437
	Scotia Capital Pinnacle American Value Equity Fund	$66,361
	Scotia U.S. Value Fund	$72,641
	TOTAL	$5,166,089
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	6
	Assets of other pooled investment vehicles managed	$433,552
	Number of those subject to performance fee	0
	Number of other accounts managed	407
	Assets of other accounts managed	$5,737,859
	Number of those subject to performance fee	2
	Assets of those subject to performance fee	$42,649
Jeffrey Peck	Assets of registered investment companies managed
	American Beacon Large Cap Value Funds	$2,043,233
	Grail American Beacon Large Cap Value ETF	$979
	CIBC Imperial U.S. Equity Pool Fund	$151,008
	CIBC Renaissance U.S. Equity Fund	$19,186
	CIBC Frontiers U.S. Equity Pool	$81,481
	Evergreen Intrinsic Value Fund	$997,189
	Evergreen Intrinsic World Equity Fund	$104,814
	LVIP Wells Fargo Intrinsic Value Fund	$367,401
	MM US Equity Fund	$8,887
	Natixis Actions U.S. Fund	$1,098,472
	Northern Trust Multi-Manager Large Cap Fund	$154,437
	Scotia Capital Pinnacle American Value Equity Fund	$66,361
	Scotia U.S. Value Fund	$72,641
	TOTAL	$5,166,089
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	6
	Assets of other pooled investment vehicles managed	$433,552
	Number of those subject to performance fee	0
	Number of other accounts managed	407
	Assets of other accounts managed	$5,737,859
	Number of those subject to performance fee	2
	Assets of those subject to performance fee	$42,649

Wells Fargo Advantage North Carolina Tax-Free Fund

Mathew M. Kiselak	Assets of Registered Investment Companies Managed
	Evergreen California Municipal Bond Fund	$224,668
	Evergreen California Municipal Money Market Fund	$492,960
	Evergreen High Income Municipal Bond Fund	$159,432
	Evergreen Institutional Municipal Money Market Fund	$7,549,610
	Evergreen Intermediate Municipal Bond Fund	$249,798
	Evergreen Municipal Bond Fund	$1,380,222
	Evergreen Municipal Money Market Fund	$4,229,494
	Evergreen New Jersey Municipal Money Market Fund	$253,929
	Evergreen New York Municipal Money Market Fund	$452,375
	Evergreen North Carolina Municipal Bond Fund	$211,421
	Evergreen Pennsylvania Municipal Money Market Fund	$257,300
	Evergreen Pennsylvania Municipal Bond Fund	$382,507
	Evergreen Short-Intermediate Municipal Bond Fund	$193,820
	TOTAL	$16,037,537
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Number of separate accounts managed	0
	Assets of separate accounts managed	0
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
Robert J. Miller	Assets of registered investment companies managed
	Wells Fargo Managed Account CoreBuilder Shares Series M	$5,260
	Wells Fargo Advantage Intermediate Tax-Free Fund	$596,560
	Wells Fargo Advantage Municipal Bond Fund	$702,591
	TOTAL	$1,304,411
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	1
	Assets of other pooled investment vehicles managed	$110,176
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0
	Number of other accounts managed	17
	Assets of other accounts managed	$162,400
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	$0

Wells Fargo Advantage Omega Growth Fund

Aziz Hamzaogullari, CFA	Assets of registered investment companies managed
	Evergreen Large Company Growth Fund	$301,453
	Evergreen Omega Fund	$588,924
	Evergreen VA Omega Fund	$77,666
	ING Evergreen Omega Fund	$327,242
	TOTAL	$1,295,285
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	1
	Assets of other pooled investment vehicles managed	$305,420
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	0
	Assets of separate accounts managed	$0
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0

Wells Fargo Advantage Pennsylvania Tax-Free Fund

Mathew M. Kiselak	Assets of registered investment companies managed
	Evergreen California Municipal Money Market Fund	$550,860
	Evergreen Institutional Municipal Money Market Fund	$7,567,470
	Evergreen Intermediate Municipal Bond Fund	$260,068
	Evergreen Municipal Bond Fund	$1,389,337
	Evergreen Municipal Money Market Fund	$4,950,666
	Evergreen New York Municipal Money Market Fund	$449,319
	Evergreen North Carolina Municipal Bond Fund	$219,098
	Evergreen High Income Municipal Bond Fund	$152,420
	Evergreen New Jersey Municipal Money Market Fund	$264,268
	Evergreen Pennsylvania Municipal Money Market Fund	$274,496
	Evergreen Short-Intermediate Municipal Bond Fund	$164,812
	Evergreen Pennsylvania Municipal Bond Fund	$397,722
	Evergreen California Municipal Bond Fund	$226,727
	TOTAL	$16,867,263
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	N/A
	Number of those subject to performance fee	N/A
	Number of separate accounts managed	0
	Assets of separate accounts managed	N/A
	Number of those subject to performance fee	N/A

Wells Fargo Advantage Precious Metals Fund

Michael Bradshaw, CFA	Assets of registered investment companies managed
	Evergreen Precious Metals Fund	$980,284
	TOTAL	$980,284
	Those subject to performance fee	$0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	$0
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	0
	Assets of separate accounts managed	$0
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0

Wells Fargo Advantage Strategic Large Cap Growth Fund

David M. Chow, CFA	Assets of registered investment companies managed
	Evergreen Strategic Growth Fund	$468,069
	TOTAL	$468,069
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	1
	Assets of other pooled investment vehicles managed	$22,134
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	11
	Assets of separate accounts managed	$263,853
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
W. Shannon Reid, CFA	Assets of registered investment companies managed
	Evergreen Strategic Growth Fund	$468,069
	TOTAL	$468,069
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	1
	Assets of other pooled investment vehicles managed	$22,134
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	12
	Assets of separate accounts managed	$263,853
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
Jay D. Zelko	Assets of registered investment companies managed
	Evergreen Strategic Growth Fund	$468,069
	TOTAL	$468,069
	Those subject to performance fee	0
	Number of other pooled investment vehicles managed	1
	Assets of other pooled investment vehicles managed	$22,134
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	11
	Assets of separate accounts managed	$263,853
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0

Wells Fargo Advantage Utility and Telecommunications Fund

Timothy O'Brien, CFA	Assets of registered investment companies managed
	Evergreen Utility and Telecommunications Fund	$423,232
	Evergreen Utility and High Income Fund	$103,391
	Evergreen Global Dividend Opportunity Fund	$507,651
	TOTAL	$1,034,274
	Those subject to performance fee	$503,250
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	$0
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0
	Number of separate accounts managed	0
	Assets of separate accounts managed	$0
	Number of those subject to performance fee	0
	Asset of those subject to performance fee	$0

      Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

      To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, the Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the "Advisers Act") to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

      Wells Capital Management. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Crow Point, FIA, Golden Capital and MetWest Capital. Portfolio managers generally face two types of conflicts of interest: (1) conflicts between and among the interests of the various accounts they manage, and (2) conflicts between the interests of the accounts they manage and their own personal interests. The policies of these sub-advisers require that portfolio managers treat all accounts they manage equitably and fairly in the face of such real or potential conflicts.

The management of multiple Funds and other accounts may require the portfolio manager to devote less than all of his or her time to a Fund, particularly if the Funds and accounts have different objectives, benchmarks and time horizons. The portfolio manager may also be required to allocate his or her investment ideas across multiple Funds and accounts. In addition, if a portfolio manager identifies a limited investment opportunity, such as an initial public offering, that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of that investment across all eligible Funds and accounts. Further, security purchase and sale orders for multiple accounts often are aggregated for purpose of execution. Although such aggregation generally benefits clients, it may cause the price or brokerage costs to be less favorable to a particular client than if similar transactions were not being executed concurrently for other accounts. It may also happen that a Fund's sub-adviser will determine that it would be in the best interest, and consistent with the investment policies, of another account to sell a security (including by means of a short sale) that a Fund holds long, potentially resulting in a decrease in the market value of the security held by the Fund.

Crow Point, FIA, Golden Capital, MetWest Capital and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Funds — for instance, those that pay a higher advisory fee and/or have a performance fee. None of Crow Point, FIA, Golden Capital or MetWest Capital receive a performance fee for its management of the Funds. In addition, the policies of sub-advisers require that portfolio managers treat all accounts they manage equitably and fairly.

As noted above, portfolio managers may also experience certain conflicts between the interests of the accounts they manage and their own personal interests (which may include interests in advantaging a sub-adviser). The structure of a portfolio manager's or a sub-adviser's compensation may create an incentive for the manager or sub-adviser to favor accounts whose performance has a greater impact on such compensation. The portfolio manager may, for example, have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor such accounts. Similarly, if a portfolio manager holds a larger personal investment in one Fund than he or she does in another, the portfolio manager may have an incentive to favor the Fund in which he or she holds a larger stake.

In general, Crow Point, FIA, Golden Capital and MetWest Capital have policies and procedures to address the various potential conflicts of interest described above. These sub-advisers have policies and procedures designed to ensure that portfolio managers have sufficient time and resources to devote to the various accounts they manage. Similarly, each sub-adviser has policies and procedures designed to ensure that investments and investment opportunities are allocated fairly across accounts, and that the interests of client accounts are placed ahead of a portfolio manager's personal interests. However, there is no guarantee that such procedures will detect or address each and every situation where a conflict arises.

      Compensation. The Portfolio Managers are compensated by their employing sub-adviser from the fees the Adviser pays the Sub-Adviser using the following compensation structure:

      Wells Capital Management and FIA Compensation. The compensation structure for Wells Capital Management's and FIA’s Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management and FIA   utilize investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account's individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style.

Crow Point Compensation. Portfolio Managers at Crow Point are paid a fixed salary and participate in the profits of the firm in proportion to their equity ownership in the firm.

Golden Capital Compensation. The Portfolio Managers receive base compensation consisting of a fixed annual salary that is competitive with industry standards, incentive compensation and participation in the firm's 401(k) profit sharing plan and profit incentive plan. Individual compensation amounts are influenced by client retention, asset growth, individual performance and the profitability of the firm. The firm currently does not have a precise formula for attributing weights to each of these criteria in determining total compensation. Final determination as to individual awards is made after consultation with members of the firm's management committee. In addition, Mr. Moser owns, indirectly, a substantial portion of the firm's interests and, accordingly, participates in the success of the firm through his ownership interests in the firm.

MetWest Capital Compensation. Compensation for investment professionals consists of a base salary and bonus. A material portion of each professional's annual compensation is in the form of a bonus tied to results relative to clients' benchmarks and overall client satisfaction. While Wells Fargo & Company holds a majority ownership interest in MetWest Capital, certain MetWest Capital professionals still hold ownership interests in the firm and accordingly receive additional payments based on the profitability of the firm. MetWest Capital professionals who hold ownership interests in the firm do not receive investment performance-related bonuses. MetWest Capital's compensation system is not determined on an account-specific basis. Rather, bonuses are tied to overall firm profitability and composite performance relative to the benchmark. To reinforce long-term focus, performance is measured over MetWest Capital's investment horizon (typically three to five years). Portfolio Managers are encouraged to maintain a long-term focus and are not compensated for the number

      Beneficial Ownership in the Funds. Since the Funds have not yet commenced operations, information regarding beneficial ownership by the Portfolio Managers is not yet available.

Administrator

      The Trust has retained Funds Management (the "Administrator"), the investment adviser for the Funds, located at 525 Market Street, 12th Floor, San Francisco, CA 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds' operations, including communication, coordination, and supervision services with regard to the Funds' transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services.

      In addition, Funds Management has agreed to pay all of the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds' fees and expenses for services provided by the Funds' transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund's average daily net assets:

	Fund-Level		Class-Level
Share Class	Admin. Fee		Admin. Fee		Total Admin. Fee
		(% of	(% of		(% of
	Average Daily Net	Average Daily	Average Daily	Average Daily	Average Daily
	Assets	Net Assets)	Net Assets)	Net Assets	Net Assets)
Class A	First $5 billion	0.05%	0.18%	First $5 billion	0.23%
and Class C	Next $5 billion	0.04%		Next $5 billion	0.22%
	Over $10 billion	0.03%		Over $10 billion	0.21%
Administrator	First $5 billion	0.05%	0.10%	First $5 billion	0.15%
Class	Next $5 billion	0.04%		Next $5 billion	0.14%
	Over $10 billion	0.03%		Over $10 billion	0.13%
Institutional	First $5 billion	0.05%	0.08%	First $5 billion	0.13%
Class	Next $5 billion	0.04%		Next $5 billion	0.12%
	Over $10 billion	0.03%		Over $10 billion	0.11%
Investor Class	First $5 billion	0.05%	0.23%	First $5 billion	0.28%
	Next $5 billion	0.04%		Next $5 billion	0.27%
	Over $10 billion	0.03%		Over $10 billion	0.26%

      Administrative Fees Paid. Since the Funds have not yet commenced operations, information regarding administrative fees paid to Funds Management is not available.

Distributor

      Wells Fargo Funds Distributor, LLC ("Funds Distributor"), an affiliate of Funds Management located at 525 Market Street, San Francisco, California 94105, serves as the distributor to the Funds.

      The Funds that offer Class C shares have adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for their Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not "interested persons" (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

      Under the Plan and pursuant to the related Distribution Agreement, the Class C shares of these Funds pay the Distributor, on a monthly basis, an annual fee of 0.75% of the average daily net assets attributable to the class as compensation for distribution-related services or as reimbursement for distribution-related expenses. The Distributor may use the fees payable under the Plan to make payments to selling or servicing agents for past sales and distribution efforts, as well as for the provision of ongoing services to shareholders.

      The actual fee payable to the Distributor by these Funds and classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the Conduct Rules. The Distributor's distribution-related revenues from the Plan may be more or less than distribution-related expenses incurred during the period. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

      Distribution Fees Paid. Since the Funds have not yet commenced operations, information regarding fees paid to the Distributor distribution-related services is not available.

      General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of a Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of a Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees and the Non-Interested Trustees.

      The Plan provides that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such Non-Interested Trustees.

      Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have an indirect financial interest in the operation of the Plan. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling or servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Shareholder Servicing Agent

      The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request. For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class C, Administrator Class, and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such plans or related agreements that exceed the maximum amounts payable under the Conduct Rules enforced by FINRA.

      General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by a vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Shareholder Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

      The Shareholder Servicing Plan requires that the Administrator of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian and Fund Accountant

      State Street Bank and Trust Company (“State Street”), located at State Street Financial Center, One Lincoln Street Boston, Massachusetts 02111, acts as Custodian and fund accountant for the Funds. As Custodian, State Street, among other things, maintains a custody account or accounts in the name of each Fund, handles the receipt and delivery of securities, selects and monitors foreign sub custodians as the Funds’ global custody manager, determines income and collects interest on each Fund’s investments and maintains certain books and records. As fund accountant, State Street is responsible for calculating each Fund’s net asset value per share and for maintaining its portfolio and general accounting records. For its services, State Street is entitled to receive certain transaction fees, asset-based fees and out-of-pocket costs.

Transfer and Distribution Disbursing Agent

      Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis. Since the Funds have not yet commenced operations, information regarding underwriting commissions is not available.

Code of Ethics

      The Fund Complex, the Adviser, the Distributor and the Sub-Advisers each has adopted a code of ethics which contains policies on personal securities transactions by "access persons" as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the Sub-Advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

      The NAV per share for each Fund is determined as of the close of regular trading (currently 4:00 p.m. (Eastern time)) on each day the New York Stock Exchange ("NYSE") is open for business, with the exception of Columbus Day and Veterans Day. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of each Fund's shares.

      Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund's assets that are invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Money market instruments and debt instruments maturing in 60 days or less generally are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Shares of the Funds may be purchased on any day a Fund is open for business. Generally, each Fund is open for business each day the New York Stock Exchange is open for trading (a "Business Day"). The New York Stock Exchange is currently closed in observance of New Year's Day, Martin Luther King Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

      Purchase orders for a Fund received before such Fund's NAV calculation time, generally are processed at such time on that Business Day. Purchase orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

      Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Fund. For further information about this form of payment, please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

      Each Fund reserves the right to reject any purchase orders, and under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Fund may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Fund's responsibilities under the 1940 Act. In addition, the Fund may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of the Fund as provided from time to time in the Prospectuses.

      The dealer reallowance for purchases of Class A shares of each applicable Fund, except the Short Duration Government Bond Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund, and Stable Income Fund, is as follows:

      Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of funds or classes of funds within the Wells Fargo Advantage family of funds that they already own and redeem existing shares via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemptions may be deposited into a linked bank account or mailed via check to the shareholder's address of record. Internet account access is available for institutional clients. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/ advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

      Extraordinary Circumstances Affecting Redemptions. Under the extraordinary circumstances discussed under Section 22(e) under the Investment Company Act of 1940, as amended, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than seven days for each Fund. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange is closed or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund's net assets not reasonable or practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders.

      Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

      Waiver of Minimum Initial Investment Amount for Investor Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Investor Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

  Current and retired employees, directors/trustees and officers of: (i) Wells Fargo Advantage Funds (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and
  Family members, as defined in the prospectus, of any of the above.

      Waiver of Minimum Initial Investment Amount for Institutional Class Shares for Eligible Investors. An eligible investor (as defined below) may purchase Institutional Class shares of the Wells Fargo Advantage Funds without meeting the minimum initial investment amount. Eligible investors include:

  Clients of sub-advisers to those Funds which offer an Institutional Class who are clients of such sub-advisers at the time of their intended purchase of such Institutional Class shares;
  Clients of Wells Capital Management who are clients of Wells Capital Management at the time of their intended purchase of Institutional Class shares; and
  Clients of Wells Fargo Institutional Trust Services (ITS) who are clients of ITS at the time of their intended purchase of Institutional Class shares.

      Related shareholders or shareholder accounts may be aggregated in order to meet the minimum initial investment requirement for Institutional Class shares. The following are examples of relationships that may qualify for aggregation:

Related business entities, including;

Corporations and their subsidiaries;

General and limited partners; and

Other business entities under common ownership or control.

Shareholder accounts that share a common tax-id number.

Accounts over which the shareholder has individual or shared authority to buy or sell shares on behalf of the account (i.e., a trust account or a solely owned business account).

All of the minimum initial investment waivers listed above may be modified or discontinued at any time.

      Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage Fund may purchase Class A shares of such fund at NAV.

      Reduced Sales Charges for Certain Holders of Class C Shares. No CDSC is imposed on redemptions of Class C shares where a fund did not pay a sales commission at the time of purchase.

      Waiver of Minimum Initial and Subsequent Investment Amounts for All Shares Classes for Special Operational Accounts. Shares of any and all share classes of the Wells Fargo Advantage Funds may be acquired in special operational accounts (as defined below) without meeting the applicable minimum initial or subsequent investment amounts. Special operational accounts are designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions.

      Compensation to Dealers and Shareholder Servicing Agents. Set forth below is a list of the member firms of FINRA to which the Adviser, the Funds' Distributor or their affiliates made payments out of their revenues in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders in the year ending December 31, 2008 ("Additional Payments"). (Such payments are in addition to any amounts paid to such FINRA firms in the form of dealer reallowances or fees for shareholder servicing or distribution. The payments are discussed in further detail in the Prospectuses under the title "Compensation to Dealers and Shareholder Servicing Agents"). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2008, are not reflected:

FINRA member firms

  401(k) Investment Services, Inc.
  ADP Broker-Dealer, Inc.
  A.G. Edwards & Sons, Inc.
  AIG Retirement Services Company
  Ameriprise Financial Services, Inc.
  Charles Schwab & Co., Inc.
  Citigroup Global Markets, Inc.
  CitiStreet Advisors LLC
  DWS Investments Distributors, Inc.
  Fidelity Brokerage Services LLC
  Goldman, Sachs & Co.
  GPC Securities, Inc.
  GWFS Equities, Inc.
  GunnAllen Financial, Inc.
  H.D. Vest Financial Services
  Hewitt Financial Services, LLC
  J. P. Morgan Securities Inc.
  LPL Financial Corp.
  Mellon Financial Markets, LLC
  Merrill Lynch, Pierce, Fenner & Smith, Inc.
  Merriman Curhan Ford & Co. Inc.
  Mid Atlantic Capital Corporation
  Morgan Stanley DW Inc.
  MSCS Financial Services, LLC
  Nationwide Investment Services Corp.
  Pershing LLC
  Prudential Investment Management Services, LLC
  Prudential Retirement Brokerage Services, Inc.
  Raymond James & Associates, Inc.
  RBC Dain Rauscher, Inc.
  Robert W. Baird & Co.
  Ross, Sinclaire & Associates, LLC
  Security Distributors, Inc.
  State Street Global Markets, LLC
  TD Ameritrade Trust Company
  UBS Financial Services, Inc.
  VALIC Financial Advisors, Inc.
  Wachovia Securities, LLC
  Wells Fargo Investments

      In addition to member firms of FINRA, Additional Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list.

      Also not included on the list above are other subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds' Distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

PORTFOLIO TRANSACTIONS

      The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Advisers are responsible for the Funds' portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Advisers to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission.

While the Sub-Advisers generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

      Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. The Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of broker-dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Trustees. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts.

      In placing orders for portfolio securities of a Fund, a Fund's Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that a Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the trade execution procedures of a Sub-Adviser to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

      A Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, a Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer.

      A Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, a Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which a sub-adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds.

      Portfolio Turnover. The portfolio turnover rate is not a limiting factor when a Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Fund's whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of a Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund's shareholders.

      Brokerage Commissions. Since the Funds have not yet commenced operations, information regarding brokerage commissions is not available.

Securities of Regular Broker-Dealers. Since the Funds have not yet commenced operations, information regarding securities held by the Funds in their regular broker-dealers is not available.

FUND EXPENSES

       From time to time, Funds Management may waive fees from a Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on a Fund's performance.

      Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Funds Management or any of its affiliates; advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues (including membership dues in the Investment Company Institute allocable to a Fund); brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to a Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

FEDERAL INCOME TAXES

      The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." Each Prospectus generally describes the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. Except as specifically set forth below, the following discussion does not address any state, local or foreign tax matters.

      A shareholder's tax treatment may vary depending upon the shareholder's particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

      The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in each Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult their own tax advisers and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of any possible changes in applicable tax laws on their investment in the Funds.

      Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a regulated investment company ("RIC") under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

      In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock, securities or options and futures with respect to stock or securities. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership will be treated as qualifying income.

      Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund's taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund's total assets and do not exceed 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term "outstanding voting securities of such issuer" includes the equity securities of a qualified publicly traded partnership. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

      In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long- term capital loss, and at least 90% of its net tax-exempt interest income earned for the taxable year, if any. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute, or be deemed to have distributed, a sufficient amount of its investment company taxable income (as described above) and net tax-exempt interest income, if any, in a timely manner to maintain its status as a RIC and eliminate fund-level federal income taxation of such distributed income. However, no assurance can be given that a Fund will not be subject to federal income tax.

      Each Fund intends to distribute substantially all its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at corporate rates on the amount of net capital gain retained, but may designate the retained amount as undistributed capital gain in a notice to its shareholders, who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gain included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

      If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gain) to its shareholders will be taxable to shareholders as dividend income. To re-qualify to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if a Fund which had previously qualified as a RIC were to fail to qualify as a RIC for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to tax on such built-in gain recognized for a period of ten years, in order to re-qualify as a RIC in a subsequent year.

      Equalization Accounting. Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. However, the IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund's use of this method may be subject to IRS scrutiny.

      Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income tax, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

     If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

      Excise Tax. If a Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses), 98% of its capital gain net income (adjusted for certain net ordinary losses) for the 12-month period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts (other than to the extent of its tax-exempt interest income, if any). Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and thus expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

      Taxation of Investments. In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

      If a Fund purchases a debt obligation with original issue discount ("OID") (generally, a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate discount obligations may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. For income accrued on debt instruments after May 31, 2005, the Short Duration Government Bond Fund has revoked its election to amortize bond premium currently for federal income tax purposes. Losses on the retirement or sale of bonds purchased at a premium will likely result in capital losses for the Short Duration Government Bond Fund. A Fund generally will be required to make distributions to shareholders representing the OID income on debt obligations that is currently includible in income, even though the cash representing such income may not have been received by a Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by the Fund which a Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

      In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding such a security receives no interest payment in cash on the security during the year.

      If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

      If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise, or other disposition of an option may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

      Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss (as described below). These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts and non-equity options.

      Foreign currency gains and losses realized by a Fund in connection with certain transactions involving foreign currency- denominated debt obligations, certain options, futures contracts, forward contracts, and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign currency loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

      Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures, and options contracts, may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a "straddle" and at least one (but not all) of the Fund's positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a "mixed straddle." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute qualified dividend income to fail to satisfy the applicable holding period requirements and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

      If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

      The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

      In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts, and swap agreements) may be subject to other special tax rules, such as the wash sale rules or the short sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments to the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long- term capital losses. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

      Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares, and (iii) thereafter, as capital gain. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income in order to qualify as a RIC.

      Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a 2006 IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a RIC. Accordingly, while each Fund intends to account for such transactions in a manner it deems appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives transactions.

      A Fund may invest in REITs. Investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends-received deduction.

      A Fund may invest directly or indirectly (e.g., through a REIT) in residual interests in real estate mortgage investment conduits ("REMICs") or in REITs or qualified REIT subsidiaries that are taxable mortgage pools ("REIT TMPs"). Under recent IRS guidance, a Fund must allocate "excess inclusion income" received directly or indirectly from REMIC residual interests or REIT TMPs to its shareholders in proportion to dividends paid to such shareholders, with the same consequences as if the shareholders had invested in the REMIC residual interests or REIT TMPs directly.

      In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) constitutes unrelated business taxable income ("UBTI") to Keogh, 401(k) and qualified pension plans, as well as IRAs and certain other tax exempt entities, thereby potentially requiring such an entity, which otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, does not qualify for any reduction, by treaty or otherwise, in the 30% federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal corporate income tax rate. To the extent permitted under the Investment Act of 1940, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.

      "Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations with respect to which at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

      A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance that they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income.

      In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

      Foreign Taxes. Amounts realized by a Fund from sources within foreign countries, if any, may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis certain foreign income and similar taxes paid by the Fund, and such taxes may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

      Taxation of Distributions. Distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

      For federal income tax purposes, distributions of investment income (except for exempt-interest dividends (defined below)) are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions properly designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income. Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

      Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

      Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges the shareholder's Fund shares, subject to the discussion below, the shareholder generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and the shareholder's tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

      If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previously incurred charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under the "wash sale" rules to the extent the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

      If a shareholder receives, or is deemed to receive, a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.

      Federal Income Tax Rates. As of the date of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

      Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" equal to the highest net long-term capital gains rate, which generally is 15%. In general, "qualified dividend income" is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010, from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation's stock and by the shareholders with respect to the Fund's shares. If 95% or more of a Fund's gross income (excluding net long-term capital gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that is attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase, and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisers and financial planners. Income and bond funds typically do not distribute significant amounts of "qualified debt income."

      The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Distributions from the Funds generally will not qualify for the "dividends-received deduction" applicable to corporate shareholders with respect to certain dividends, although some distributions from the Strategic Income Fund may so qualify. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

      Backup Withholding. A Fund is generally required to withhold and remit to the U.S. Treasury, subject to certain exemptions (such as for certain corporate or foreign shareholders), an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if (i) the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"), (ii) the shareholder fails to certify under penalties of perjury that the TIN provided is correct, (iii) the shareholder fails to make certain other certifications, or (iv) the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designed as exempt interest dividends (defined below). Backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts withheld as a credit against the shareholder's federal income tax liability and may obtain a refund of any excess amounts withheld, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. A shareholder may generally avoid backup withholding by furnishing a properly completed IRS Form W-9. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

      Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisers and financial planners.

      A portion of the interest paid or accrued on certain high-yield discount obligations that the Fund owns may not be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction if certain requirements are met. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such interest.

      Foreign Shareholders. For purposes of this discussion, "foreign shareholders" include: (i) nonresident alien individuals, (ii) foreign trusts (i.e., a trust other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., the income of which is not subject to U.S. tax regardless of source), and (iv) foreign corporations. "Exempt foreign shareholders" are foreign shareholders from whom the Fund obtains a properly completed and signed certificate of foreign status.

      Generally, subject to certain exceptions described below, distributions made to foreign shareholders will be subject to non- refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty, except in the case of excess inclusion income, which does not qualify for any treaty exemption or reduction) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, for taxable years of a Fund beginning before January 1, 2008, distributions made to exempt foreign shareholders and properly designated by a Fund as "interest-related dividends" will be exempt from federal income tax withholding. Interest-related dividends are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to foreign shareholders. In order to qualify as an interest-related dividend, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund's taxable year. Notwithstanding the foregoing, if any distribution described above is "effectively connected" with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, neither federal income tax withholding nor the exemption for interest-related dividends will apply, the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

      In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain dividends and, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain dividends" (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests ("USRPIs," defined below) or, in certain cases, distributions are attributable to gain from the sale or exchange of a USRPI. If the requirements of clause (i) are met, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If the requirements of clause (i) are not met but the requirements of clause (ii) are met, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If the requirements of clause (iii) are met, the foreign shareholder may be subject to certain tax, withholding, and/or reporting requirements, depending in part on whether the foreign shareholder holds (or has held in the prior 12 months) more than a 5% interest in the Fund. "Short-term capital gain dividends" are distributions attributable to a Fund's net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

      Subject to certain exceptions, a "USRPI" is generally defined as (i) an interest in real property located in the United States or the Virgin Islands, or (ii) any interest (other than solely as a creditor) in a domestic corporation that was a U.S. real property holding corporation (as defined in the Code) at any time during the shorter of the five-year period ending on the testing date or the period during which the interest was held.

      In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, a foreign shareholder must comply with applicable certification requirements relating to its foreign status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders should consult their tax advisers in this regard.

      In the case of shares held through an intermediary, even if a Fund makes a designation with respect to a payment, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

      Even if permitted to do so, the Funds provide no assurance that they will designate any dividends as interest-related dividends or short-term capital gain dividends.

      Special tax rules apply to distributions that a qualified investment entity ("QIE") makes to foreign shareholders that are attributable to gain from the QIE's sale or exchange of a USRPI. Special tax rules also apply to the sale of shares in a U.S. real property holding corporation ("USRPHC"). However, the Funds do not expect such special tax rules to apply because the Funds do not expect to be QIEs or USRPHCs.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

      As discussed above, distributions and redemption proceeds paid or credited to a foreign shareholder are generally exempt from backup withholding. However, a foreign shareholder may be required to establish that exemption by providing certification of foreign status on an appropriate IRS Form W-8.

      Tax-Deferred Plans. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

      Tax-Exempt Shareholders. Tax-exempt shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of an investment in the Funds.

      Any investment in residual interests of a collateralized mortgage obligation that has elected to be treated as a REMIC can create complex tax consequences, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders.

      Special tax consequences apply to charitable remainder trusts ("CRTs") (as defined in Section 664 of the Code) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in REIT TMPs. CRTs are urged to consult their own tax advisers and financial planners concerning these special tax consequences.

      Tax Shelter Reporting Regulations. Under Treasury Regulations, if an individual shareholder recognizes a loss of $2 million or more or if a corporate shareholder recognizes a loss of $10 million or more, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of securities are in many cases exempt from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. Future guidance may extend the current exemption from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisers to determine the applicability of these regulations in light of their individual circumstances.

PROXY VOTING POLICIES AND PROCEDURES

      The Trusts and Funds Management have adopted policies and procedures ("Procedures") that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

      The responsibility for voting proxies relating to the Funds' portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While each Fund does not purchase securities to exercise control or to seek to effect corporate change through share ownership, it supports sound corporate governance practices within companies in which it invests and reflects that support through its proxy voting process.

      Funds Management has established a Proxy Voting Committee (the "Proxy Committee") that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

      The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently in the same matter when securities of an issuer are held by multiple Funds of the Trusts. However, proxies for securities held by the Social Sustainability Fund related to social and environmental proposals will be voted pursuant to RiskMetrics Group's ("RMG") then current SRI Proxy Voting Guidelines. Accordingly, the Social Sustainability Fund may vote its proxies related to social and environmental proposals differently than the other Funds.

The Procedures set forth Funds Management's general position on various proposals, such as:

  Routine Items – Funds Management will generally vote for uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.
  Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification or to comply with what management's counsel interprets as applicable law.
  Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company's poison pill.
  Mergers/Acquisitions and Corporate Restructurings – Funds Management's Proxy Committee will examine these items on a case-by-case basis.
  Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

      In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

      In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Fund's voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (i) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (ii) disclosing the conflict to the Board and obtaining their consent before voting; (iii) submitting the matter to the Board to exercise its authority to vote on such matter; (iv) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (v) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (vi) erecting information barriers around the person or persons making voting decisions; (vii) voting in proportion to other shareholders; or (viii) voting in other ways that are consistent with each Fund's obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub- adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

      While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting ("share blocking"). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

      As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

      Information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 may be obtained on the Funds' Web site at www.wellsfargo.com/advantagefunds or by accessing the SEC's Web site at www.sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

I. Scope of Policies and Procedures. The following policies and procedures (the "Procedures") govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust ("Funds Trust"), Wells Fargo Master Trust ("Master Trust") and Wells Fargo Variable Trust ("Variable Trust") (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the "Funds" or individually as the "Fund") now existing or hereafter created.

II. Disclosure Philosophy. The Funds have adopted these Procedures to ensure that the disclosure of a Fund's portfolio holdings is accomplished in a manner that is consistent with a Fund's fiduciary duty to its shareholders. For purposes of these Procedures, the term "portfolio holdings" means the stock, bond and derivative positions held by a non-money market Fund and does not include the cash investments held by the Fund. For money market funds, the term "portfolio holdings" includes cash investments, such as investments in repurchase agreements.

Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

III. Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds' website until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.

Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds' website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. Money market Fund holdings shall be made publicly available on the Fund's website on a monthly, 7-day delayed basis.

B.

Top Ten Holdings. Top ten holdings information (excluding derivative positions) for each Fund (except for funds that operate as fund of funds and money market funds) shall be made publicly available on the Funds' website on a monthly, seven- day or more delayed basis.

C.	Fund of Funds Structure.

	1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds' website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.

A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

IV. List of Approved Recipients. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.

Sub-Advisers. Sub-advisers shall have full daily access to Fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities. A new Fund sub-adviser may periodically receive full portfolio holdings information for such Fund from the date of Board approval through the date upon which they take over day-to-day investment management activities. Such disclosure will be subject to confidential treatment.

B.

Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/ or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PNC's Datapath system.

2.

Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.

Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.

External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds' accounting agent however, only for those Funds in which such sub- adviser provides investment advisory services. Funds Management also utilizes the services of RMG and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both RMG and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

	E.	Rating Agencies. Nationally Recognized Statistical Ratings Organizations ("NRSROs") may receive full Fund holdings for rating purposes.

V.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

VI. Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund. The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Funds, persons considering investment in the Funds or representatives of such shareholders or potential shareholders. The content and nature of the information provided to each of these persons may differ.

Certain of the information described above will be included in quarterly fund commentaries and will contain information that includes, among other things, top contributors/detractors from fund performance and significant portfolio changes during the calendar quarter. This information will be posted contemporaneously with their distribution on the Funds' website.

No person shall receive any of the information described above if, in the sole judgment of Funds Management, the information could be used in a manner that would be harmful to the Funds.

VII. Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

CAPITAL STOCK

      The Funds are series of the Trust in the Wells Fargo Advantage family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

      Most of the Trust's series are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a CDSC, that are offered to retail investors. Certain of the Trust's series also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a series represents an equal, proportionate interest in the series with all other shares. Shareholders bear their pro rata portion of a series' operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other series or classes of shares offered.

      With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those series.

      As used in the Prospectus/Proxy Statement and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

      Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act.

      Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

      Since the Funds have not yet commenced operations, information regarding record and beneficial ownership is not available.

      For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a person identified in the foregoing table is identified as the beneficial owner of more than 25% of a Fund, or is identified as the record owner of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is 1601 Market Street, Philadelphia, PA 19103.

APPENDIX

The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Services (“Moody’s”), Fitch Investor Services (“Fitch”), represent their opinion as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

The following is a description of the ratings given by S&P, Fitch, and Moody’s to corporate and municipal bonds and corporate and municipal commercial paper and variable rate demand obligations.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from “AAA” to “D,” according to quality, as described below. The first four ratings denote investment-grade securities. Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody’s

Moody’s rates the long-term debt obligations issued by various entities in categories ranging from “Aaa” to “C,” according to quality, as described below. The first four denote investment-grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

AAA(xxx) - ’AAA’ national ratings denote the highest rating assigned in its national rating scale for that country. This rating is assigned to the “best” credit risk relative to all other issuers or issues in the same country and will normally be assigned to all financial commitments issued or guaranteed by the sovereign state.

AA(xxx) - ’AA’ national ratings denote a very strong credit risk relative to other issuers or issues in the same country. The credit risk inherent in these financial commitments differs only slightly from the country’s highest rated issuers or issues.

A(xxx) - ’A’ national ratings denote a strong credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions may affect the capacity for timely repayment of these financial commitments to a greater degree than for financial commitments denoted by a higher rated category.

BBB(xxx) - ’BBB’ national ratings denote an adequate credit risk relative to other issuers or issues in the same country. However, changes in circumstances or economic conditions are more likely to affect the capacity for timely repayment.

BB(xxx) - ’BB’ national ratings denote a fairly weak credit risk relative to other issuers or issues in the same country. Within the context of the country, payment of these financial commitments is uncertain to dome degree and capacity for timely repayment remains more vulnerable to adverse economic change over time.

B(xxx) - ’B’ national ratings denote a significantly weak credit risk relative to other issuers or issues in the same country. Financial commitments are currently being met but a limited margin of safety remains and capacity for continued timely payment is contingent upon a sustained, favorable business and economic environment.

CCC(xxx), CC(xxx), C(xxx) - These categories of national ratings denote an extremely weak credit risk relative to other issuers or issues in the same country. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

DDD(xxx), DD(xxx), D(xxx) - These categories of national ratings are assigned to entities or financial commitments which are currently in default.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

Fitch

National Long-Term Credit Ratings. A special identifier for the country concerned will be added at the end of all national ratings. For illustrative purposes, (xxx) has been used, below.

F1(xxx) - Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the“best” credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong , a “+” is added to the assigned rating.

F2(xxx) - Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3(xxx) - Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

B(xxx) - Indicates an uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Such capacity is highly susceptible to near-term adverse changes in financial and economic conditions.

C(xxx) - Indicates a highly uncertain capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Capacity or meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D(xxx) - Indicates actual or imminent payment default.

Note to National Short-Term ratings: In certain countries, regulators have established credit rating scales, to be used within their domestic markets, using specific nomenclature. In these countries, our National Short-Term Ratings definitions for F1+(xxx), F1(xxx), F2(xxx) and F3(xxx) may be substituted by those regulatory scales, e.g. A1+, A1, A2 and A3.

Variable Rate Demand Obligations

S&P:

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody’s:

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

WELLS FARGO FUNDS TRUST

FORMS OF PROXY CARDS

Preliminary Proxy – [For SEC Use Only]

PROXY

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen North Carolina Municipal Bond Fund (“North Carolina Municipal Bond Fund”), a series of Evergreen Municipal Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of North Carolina Municipal Bond Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of   _____, 2010, providing for the acquisition of all the assets of Evergreen North Carolina Municipal Bond Fund (“North Carolina Municipal Bond Fund”), a series of Evergreen Municipal Trust, by Wells Fargo Advantage North Carolina Tax-Free Fund (“WFA North Carolina Tax-Free Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA North Carolina Tax-Free Fund and the assumption by WFA North Carolina Tax-Free Fund of all of the liabilities of North Carolina Municipal Bond Fund.  The Plan also provides for the distribution of those shares of WFA North Carolina Tax-Free Fund to shareholders of North Carolina Municipal Bond Fund in liquidation and subsequent termination of North Carolina Municipal Bond Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”), a series of Evergreen Municipal Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Pennsylvania Municipal Bond Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Pennsylvania Municipal Bond Fund (“Pennsylvania Municipal Bond Fund”), a series of Evergreen Municipal Trust, by Wells Fargo Advantage Pennsylvania Tax-Free Fund (“WFA Pennsylvania Tax-Free Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Pennsylvania Tax-Free Fund and the assumption by WFA Pennsylvania Tax-Free Fund of all of the liabilities of Pennsylvania Municipal Bond Fund.  The Plan also provides for the distribution of those shares of WFA Pennsylvania Tax-Free Fund to shareholders of Pennsylvania Municipal Bond Fund in liquidation and subsequent termination of Pennsylvania Municipal Bond Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN ADJUSTABLE RATE FUND

A series of Evergreen Select Fixed Income Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Adjustable Rate Fund (“Adjustable Rate Fund”), a series of Evergreen Select Fixed Income Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Adjustable Rate Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN ADJUSTABLE RATE FUND

A series of Evergreen Select Fixed Income Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN SELECT FIXED INCOME TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN SELECT FIXED INCOME TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Adjustable Rate Fund (“Adjustable Rate Fund”), a series of Evergreen Select Fixed Income Trust, by Wells Fargo Advantage Adjustable Rate Government Fund (“WFA Adjustable Rate Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Adjustable Rate Fund and the assumption by WFA Adjustable Rate Fund of all of the liabilities of Adjustable Rate Fund.  The Plan also provides for the distribution of those shares of WFA Adjustable Rate Fund to shareholders of Adjustable Rate Fund in liquidation and subsequent termination of Adjustable Rate Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN INTERNATIONAL BOND FUND

A series of Evergreen Select Fixed Income Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen International Bond Fund (“International Bond Fund”), a series of Evergreen Select Fixed Income Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of International Bond Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN INTERNATIONAL BOND FUND

A series of Evergreen Select Fixed Income Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN SELECT FIXED INCOME TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN SELECT FIXED INCOME TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen International Bond Fund (“International Bond Fund”), a series of Evergreen Select Fixed Income Trust, by Wells Fargo Advantage International Bond Fund (“WFA International Bond Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA International Bond Fund and the assumption by WFA International Bond Fund of all of the liabilities of International Bond Fund.  The Plan also provides for the distribution of those shares of WFA International Bond Fund to shareholders of International Bond Fund in liquidation and subsequent termination of International Bond Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN HEALTH CARE FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Health Care Fund (“Health Care Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Health Care Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN HEALTH CARE FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Health Care Fund (“Health Care Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Health Care Fund (“WFA Health Care Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Health Care Fund and the assumption by WFA Health Care Fund of all of the liabilities of Health Care Fund.  The Plan also provides for the distribution of those shares of WFA Health Care Fund to shareholders of Health Care Fund in liquidation and subsequent termination of Health Care Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN PRECIOUS METALS FUND

A series of Evergreen International Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Precious Metals Fund (“Precious Metals Fund”), a series of Evergreen International Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Precious Metals Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN PRECIOUS METALS FUND

A series of Evergreen International Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Precious Metals Fund (“Precious Metals Fund”), a series of Evergreen International Trust, by Wells Fargo Advantage Precious Metals Fund (“WFA Precious Metals Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Precious Metals Fund and the assumption by WFA Precious Metals Fund of all of the liabilities of Precious Metals Fund.  The Plan also provides for the distribution of those shares of WFA Precious Metals Fund to shareholders of Precious Metals Fund in liquidation and subsequent termination of Precious Metals Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Utility and Telecommunications Fund (“Utility and Telecommunications Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Utility and Telecommunications Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN UTILITY AND TELECOMMUNICATIONS FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Utility and Telecommunications Fund (“Utility and Telecommunications Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Utility and Telecommunications Fund (“WFA Utility and Telecommunications Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Utility and Telecommunications Fund and the assumption by WFA Utility and Telecommunications Fund of all of the liabilities of Utility and Telecommunications Fund.  The Plan also provides for the distribution of those shares of WFA Utility and Telecommunications Fund to shareholders of Utility and Telecommunications Fund in liquidation and subsequent termination of Utility and Telecommunications Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Diversified Capital Builder Fund (“Diversified Capital Builder Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Diversified Capital Builder Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN DIVERSIFIED CAPITAL BUILDER FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Diversified Capital Builder Fund (“Diversified Capital Builder Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Diversified Capital Builder Fund (“WFA Diversified Capital Builder Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Diversified Capital Builder Fund and the assumption by WFA Diversified Capital Builder Fund of all of the liabilities of Diversified Capital Builder Fund.  The Plan also provides for the distribution of those shares of WFA Diversified Capital Builder Fund to shareholders of Diversified Capital Builder Fund in liquidation and subsequent termination of Diversified Capital Builder Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN DIVERSIFIED INCOME BUILDER FUND

A series of Evergreen Fixed Income Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Diversified Income Builder Fund (“Diversified Income Builder Fund”), a series of Evergreen Fixed Income Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Diversified Income Builder Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN DIVERSIFIED INCOME BUILDER FUND

A series of Evergreen Fixed Income Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN FIXED INCOME TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN FIXED INCOME TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Diversified Income Builder Fund (“Diversified Income Builder Fund”), a series of Evergreen Fixed Income Trust, by Wells Fargo Advantage Diversified Income Builder Fund (“WFA Diversified Income Builder Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Diversified Income Builder Fund and the assumption by WFA Diversified Income Builder Fund of all of the liabilities of Diversified Income Builder Fund.  The Plan also provides for the distribution of those shares of WFA Diversified Income Builder Fund to shareholders of Diversified Income Builder Fund in liquidation and subsequent termination of Diversified Income Builder Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN GROWTH FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Growth Fund (“Growth Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Growth Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN GROWTH FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Growth Fund (“Growth Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Traditional Small Cap Growth Fund (“WFA Growth Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Growth Fund and the assumption by WFA Growth Fund of all of the liabilities of Growth Fund.  The Plan also provides for the distribution of those shares of WFA Growth Fund to shareholders of Growth Fund in liquidation and subsequent termination of Growth Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN SMALL-MID GROWTH FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Small-Mid Growth Fund (“Small-Mid Growth Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Small-Mid Growth Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN SMALL-MID GROWTH FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Small-Mid Growth Fund (“Small-Mid Growth Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Growth Opportunities Fund (“WFA Growth Opportunities Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Growth Opportunities Fund and the assumption by WFA Growth Opportunities Fund of all of the liabilities of Small-Mid Growth Fund.  The Plan also provides for the distribution of those shares of WFA Growth Opportunities Fund to shareholders of Small-Mid Growth Fund in liquidation and subsequent termination of Small-Mid Growth Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

  PROXY

EVERGREEN HIGH INCOME FUND

A series of Evergreen Fixed Income Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen High Income Fund (“High Income Fund”), a series of Evergreen Fixed Income Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of High Income Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN HIGH INCOME FUND

A series of Evergreen Fixed Income Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN FIXED INCOME TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN FIXED INCOME TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen High Income Fund (“High Income Fund”), a series of Evergreen Fixed Income Trust, by Wells Fargo Advantage High Yield Bond Fund (“WFA High Yield Bond Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA High Yield Bond Fund and the assumption by WFA High Yield Bond Fund of all of the liabilities of High Income Fund.  The Plan also provides for the distribution of those shares of WFA High Yield Bond Fund to shareholders of High Income Fund in liquidation and subsequent termination of High Income Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN SPECIAL VALUES FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Special Values Fund (“Special Values Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Special Values Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN SPECIAL VALUES FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Special Values Fund (“Special Values Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Special Small Cap Value Fund (“WFA Special Small Cap Value Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Special Small Cap Value Fund and the assumption by WFA Special Small Cap Value Fund of all of the liabilities of Special Values Fund.  The Plan also provides for the distribution of those shares of WFA Special Small Cap Value Fund to shareholders of Special Values Fund in liquidation and subsequent termination of Special Values Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN SMALL CAP VALUE FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Small Cap Value Fund (“Small Cap Value Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Small Cap Value Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN SMALL CAP VALUE FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Small Cap Value Fund (“Small Cap Value Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Special Small Cap Value Fund (“WFA Special Small Cap Value Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Special Small Cap Value Fund and the assumption by WFA Special Small Cap Value Fund of all of the liabilities of Small Cap Value Fund.  The Plan also provides for the distribution of those shares of WFA Special Small Cap Value Fund to shareholders of Small Cap Value Fund in liquidation and subsequent termination of Small Cap Value Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN INTRINSIC VALUE FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Intrinsic Value Fund (“Intrinsic Value Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Intrinsic Value Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                  PROXY

EVERGREEN INTRINSIC VALUE FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Intrinsic Value Fund (“Intrinsic Value Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Intrinsic Value Fund (“WFA Intrinsic Value Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Intrinsic Value Fund and the assumption by WFA Intrinsic Value Fund of all of the liabilities of Intrinsic Value Fund.  The Plan also provides for the distribution of those shares of WFA Intrinsic Value Fund to shareholders of Intrinsic Value Fund in liquidation and subsequent termination of Intrinsic Value Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN ENHANCED S&P 500® FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Enhanced S&P 500® Fund (“Enhanced S&P 500 Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Enhanced S&P 500 Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN ENHANCED S&P 500® FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Enhanced S&P 500® Fund (“Enhanced S&P 500 Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Disciplined U.S. Core Fund (“WFA Disciplined U.S. Core Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Disciplined U.S. Core Fund and the assumption by WFA Disciplined U.S. Core Fund of all of the liabilities of Enhanced S&P 500 Fund.  The Plan also provides for the distribution of those shares of WFA Disciplined U.S. Core Fund to shareholders of Enhanced S&P 500 Fund in liquidation and subsequent termination of Enhanced S&P 500 Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN FUNDAMENTAL LARGE CAP FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Fundamental Large Cap Fund (“Fundamental Large Cap Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Fundamental Large Cap Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                  PROXY

EVERGREEN FUNDAMENTAL LARGE CAP FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Fundamental Large Cap Fund (“Fundamental Large Cap Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Core Equity Fund (“WFA Core Equity Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Core Equity Fund and the assumption by WFA Core Equity Fund of all of the liabilities of Fundamental Large Cap Fund.  The Plan also provides for the distribution of those shares of WFA Core Equity Fund to shareholders of Fundamental Large Cap Fund in liquidation and subsequent termination of Fundamental Large Cap Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN STRATEGIC GROWTH FUND

A series of Evergreen Select Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Strategic Growth Fund (“Strategic Growth Fund”), a series of Evergreen Select Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Strategic Growth Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN STRATEGIC GROWTH FUND

A series of Evergreen Select Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN SELECT EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN SELECT EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Strategic Growth Fund (“Strategic Growth Fund”), a series of Evergreen Select Equity Trust, by Wells Fargo Advantage Strategic Large Cap Growth Fund (“WFA Strategic Large Cap Growth Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Strategic Large Cap Growth Fund and the assumption by WFA Strategic Large Cap Growth Fund of all of the liabilities of Strategic Growth Fund.  The Plan also provides for the distribution of those shares of WFA Strategic Large Cap Growth Fund to shareholders of Strategic Growth Fund in liquidation and subsequent termination of Strategic Growth Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN OMEGA FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Omega Fund (“Omega Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Omega Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                  PROXY

EVERGREEN OMEGA FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Omega Fund (“Omega Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Omega Growth Fund (“WFA Omega Growth Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Omega Growth Fund and the assumption by WFA Omega Growth Fund of all of the liabilities of Omega Fund.  The Plan also provides for the distribution of those shares of WFA Omega Growth Fund to shareholders of Omega Fund in liquidation and subsequent termination of Omega Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND

A series of Evergreen Equity Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Golden Core Opportunities Fund (“Golden Core Opportunities Fund”), a series of Evergreen Equity Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Golden Core Opportunities Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN GOLDEN CORE OPPORTUNITIES FUND

A series of Evergreen Equity Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN EQUITY TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Golden Core Opportunities Fund (“Golden Core Opportunities Fund”), a series of Evergreen Equity Trust, by Wells Fargo Advantage Small/Mid Cap Core Fund (“WFA Small/Mid Cap Core Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Small/Mid Cap Core Fund and the assumption by WFA Small/Mid Cap Core Fund of all of the liabilities of Golden Core Opportunities Fund.  The Plan also provides for the distribution of those shares of WFA Small/Mid Cap Core Fund to shareholders of Golden Core Opportunities Fund in liquidation and subsequent termination of Golden Core Opportunities Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN GLOBAL LARGE CAP EQUITY FUND

A series of Evergreen International Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Global Large Cap Equity Fund (“Global Large Cap Equity Fund”), a series of Evergreen International Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Global Large Cap Equity Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN GLOBAL LARGE CAP EQUITY FUND

A series of Evergreen International Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Global Large Cap Equity Fund (“Global Large Cap Equity Fund”), a series of Evergreen International Trust, by Wells Fargo Advantage Disciplined Global Equity Fund (“WFA Disciplined Global Equity Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Disciplined Global Equity Fund and the assumption by WFA Disciplined Global Equity Fund of all of the liabilities of Global Large Cap Equity Fund.  The Plan also provides for the distribution of those shares of WFA Disciplined Global Equity Fund to shareholders of Global Large Cap Equity Fund in liquidation and subsequent termination of Global Large Cap Equity Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN GLOBAL OPPORTUNITIES FUND

A series of Evergreen International Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Global Opportunities Fund (“Global Opportunities Fund”), a series of Evergreen International Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Global Opportunities Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN GLOBAL OPPORTUNITIES FUND

A series of Evergreen International Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Global Opportunities Fund (“Global Opportunities Fund”), a series of Evergreen International Trust, by Wells Fargo Advantage Global Opportunities Fund (“WFA Global Opportunities Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Global Opportunities Fund and the assumption by WFA Global Opportunities Fund of all of the liabilities of Global Opportunities Fund.  The Plan also provides for the distribution of those shares of WFA Global Opportunities Fund to shareholders of Global Opportunities Fund in liquidation and subsequent termination of Global Opportunities Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN INTRINSIC WORLD EQUITY FUND

A series of Evergreen International Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Intrinsic World Equity Fund (“Intrinsic World Equity Fund”), a series of Evergreen International Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Intrinsic World Equity Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN INTRINSIC WORLD EQUITY FUND

A series of Evergreen International Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN INTERNATIONAL TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Intrinsic World Equity Fund (“Intrinsic World Equity Fund”), a series of Evergreen International Trust, by Wells Fargo Advantage Intrinsic World Equity Fund (“WFA Intrinsic World Equity Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Intrinsic World Equity Fund and the assumption by WFA Intrinsic World Equity Fund of all of the liabilities of Intrinsic World Equity Fund.  The Plan also provides for the distribution of those shares of WFA Intrinsic World Equity Fund to shareholders of Intrinsic World Equity Fund in liquidation and subsequent termination of Intrinsic World Equity Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

PROXY

EVERGREEN STRATEGIC MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON JUNE 8, 2010

The undersigned, revoking all Proxies heretofore given, hereby appoints Sally E. Ganem, Catherine F. Kennedy, Michael H. Koonce, Lloyd Lipsett, Kevin J. Ouellette, Brian J. Montana, and Maureen E. Towle or any of them as Proxies of the undersigned, with full power of substitution to each, to vote on behalf of the undersigned all shares of Evergreen Strategic Municipal Bond Fund (“Strategic Municipal Bond Fund”), a series of Evergreen Municipal Trust, that the undersigned is entitled to vote at the meeting of shareholders, and at any adjournment(s) thereof, of Strategic Municipal Bond Fund to be held at 10:00 a.m., Pacific time, on June 8, 2010, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, San Francisco, California, 94105, as fully as the undersigned would be entitled to vote if personally present.

The undersigned hereby acknowledges receipt of the Notice of the Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, the terms of each of which are incorporated by reference.

THE BOARD OF TRUSTEES RECOMMENDs A VOTE “FOR” THE PROPOSAL.

PLEASE VOTE, SIGN, DATE AND PROMPTLY RETURN YOUR PROXY IN THE ENCLOSED ENVELOPE TODAY!

Signature(s) and Title(s), if applicable                                    Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME(S) APPEAR ON THIS PROXY. If joint owners, EITHER may sign this Proxy. When signing as attorney, executor, administrator, trustee, guardian, or custodian for a minor, please give your full title. When signing on behalf of a corporation or as a partner for a partnership, please give the full corporate or partnership name and your title, if any.

▲  FOLD HERE  ▲

Three simple methods to vote your proxy:

Internet:

Log on to www.myproxyonline.com. Make sure to have this proxy card available when you plan to vote your shares.  You will need the control number and check digit found in the box at the right at the time you execute your vote.

Touchtone Phone	Simply dial toll-free [____________] and follow the automated instructions. Please have this proxy card available at the time of the call.
Mail:	Simply sign, date, and complete the reverse side of this proxy card and return it in the postage paid envelope provided.

TAGID:                                                                                                                                                                                   CUSIP:

                                                                                                                                                                                                   PROXY

EVERGREEN STRATEGIC MUNICIPAL BOND FUND

A series of Evergreen Municipal Trust

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST. THE SHARES REPRESENTED HEREBY WILL BE VOTED AS INDICATED OR FOR PROPOSAL 1 IF NO CHOICE IS INDICATED. THE BOARD OF TRUSTEES OF EVERGREEN MUNICIPAL TRUST RECOMMENDS A VOTE FOR PROPOSAL 1. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING, THE PROXIES NAMED WILL BE AUTHORIZED TO VOTE IN THEIR DISCRETION UPON SUCH MATTERS.

PLEASE MARK YOUR VOTE BELOW IN BLUE OR BLACK INK.  DO NOT USE RED INK.

	FOR	AGAINST	ABSTAIN

  To approve the Agreement and Plan of Reorganization (the “Plan”) dated as of  _____, 2010, providing for the acquisition of all the assets of Evergreen Strategic Municipal Bond Fund (“Strategic Municipal Bond Fund”), a series of Evergreen Municipal Trust, by Wells Fargo Advantage Strategic Municipal Bond Fund (“WFA Strategic Municipal Bond Fund”), a series of Wells Fargo Funds Trust, in exchange for shares of WFA Strategic Municipal Bond Fund and the assumption by WFA Strategic Municipal Bond Fund of all of the liabilities of Strategic Municipal Bond Fund.  The Plan also provides for the distribution of those shares of WFA Strategic Municipal Bond Fund to shareholders of Strategic Municipal Bond Fund in liquidation and subsequent termination of Strategic Municipal Bond Fund.

To consider and vote upon such other matters as may properly come before said meeting or any adjournment or postponements thereof

WELLS FARGO FUNDS TRUST

PART C

OTHER INFORMATION

Item 15.	INDEMNIFICATION.

Under the terms of the Amended and Restated Declaration of Trust of the Registrant, incorporated by reference as Exhibit 1 hereto, provides for the indemnification of the Registrant’s Trustees, officers, employees and agents. The following sections of Article IX provide as follows:

Section 1.Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future (each a “Covered Person,” and collectively the “Covered Persons”), shall be personally liable therefor. Notwithstanding any provision in this Article IX, neither the investment adviser, Principal Underwriter or other service providers, nor any officers, employees or other agents of such entities, shall be indemnified pursuant to this Article IX, except that dual officers, employees or other agents of the Trust and such entities shall be entitled to indemnification pursuant to this Article IX but only to the extent that such officer, employee or other agent was acting in his or her capacity as an officer, employee or agent of the Trust in the conduct that gave rise to the claim for indemnification. No Covered Person shall be liable to the Trust or to any Shareholder for any loss, damage or claim incurred by reason of any act performed or omitted by such Covered Person in good faith on behalf of the Trust, a Series or a Class, and in a manner reasonably believed to be within the scope of authority conferred on such Covered Person by this Declaration, except that a Covered Person shall be liable for any loss, damage or claim incurred by reason of such Covered Person’s bad faith, gross negligence, willful misconduct or reckless disregard of the duties involved in the conduct of his or her office.

Section 2.Mandatory Indemnification. (a) Subject only to the express limitations in the 1940 Act, other applicable laws, and sub-paragraph (b) below, the Trust or the appropriate Series shall indemnify each of its Covered Persons to the fullest extent permitted under the 1940 Act and other applicable laws, including, but not limited to, against all liabilities and expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred in the settlement thereof.

As used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, reasonable attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) Notwithstanding any provision to the contrary contained herein, no Covered Person shall be entitled to indemnification for any liability arising by reason of such Covered Person’s willful misfeasance, bad faith, gross negligence, or the reckless disregard of duties owed to the Trust (“disabling conduct”).

(c) No indemnification or advance shall be made under this Article IX to the extent such indemnification or advance:

would be inconsistent with a provision of the Declaration, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

would be inconsistent with any condition expressly imposed by a court in a judgment, order, or approval of a settlement.

(d) Any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that the Covered Person was not liable by reason of disabling conduct by:

(i)	a final decision on the merits by a court or other body before whom the proceeding was brought; or

(ii)

in the absence of such a decision, by any reasonable and fair means established in accordance with, and subject to the requirements and limitations of, Section 17(h) of the 1940 Act and any interpretation thereunder by the Commission or its staff.

(e) The rights of indemnification herein provided may be insured against by policies of insurance maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(f) To the maximum extent permitted by the 1940 Act and other applicable laws, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Article IX shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Article IX; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Article IX; provided, however, that the Trust shall not be obligated to pay the expenses of any agent acting pursuant to a written contract with the Trust, except to the extent required by such contract.

(g) Any repeal or modification of this Article IX shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, affect any limitation on the liability of any Covered Person in an a manner that would be adverse to such Covered Person or affect any indemnification available to any Covered Person in a manner that would be adverse to such Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Item 16.	EXHIBITS.

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Exhibit Number	Description
(1)	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(2)	Not Applicable

(3)	Not Applicable.

(4)(a)	Form of Agreement and Plan of Reorganization. Included herewith as Exhibit A to the Prospectus/Proxy Statement in Part A of this Registration Statement.

(4)(b)	Form of Agreement and Plan of Reorganization. Included herewith as Exhibit A to the Prospectus/Proxy Statement in Part A of this Registration Statement.

(5)	Not Applicable.

Exhibit Number	Description
(6)(a)

Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(b)

Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(6)(c)

Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(6)(d)

Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(e)

Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.  Appendix B, included by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

Exhibit Number	Description
(6)(f)

Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(g)

Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(6)(h)

Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.

(6)(i)

Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(6)(j)	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.

(6)(k)

Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.

(6)(l)	Sub-Advisory Agreement with Phocas Financial Corporation, incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.

(6)(m)	Sub-Advisory Agreement with Nelson Capital Management, LLC, incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(6)(n)	Sub-Advisory Agreement with Evergreen Investment Management, LLC (“Evergreen Investments”), incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(7)

Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(8)	Not Applicable.

Exhibit Number	Description
(9)(a)	Master Custodian Agreement with State Street Bank & Trust Company incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(9)(b)

Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 134, filed January 28, 2009. Schedule 4 incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(10)(a)

Distribution Plan, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(10)(b)

Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective Amendment No. No. 131, filed October1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 134, filed January 28, 2009.

(11)	Legal Opinion. Filed herewith.

(12)	[See Item 17(3) of this Part C.] Tax Opinion and Consent of Ropes & Gray LLP. To be filed by Amendment.

(13)(a)

Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(b)

Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A to Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(c)

Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010.

Exhibit Number	Description
(13)(d)

Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(13)(e)	Administrative and Shareholder Servicing Agreement, Form of Agreement, incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.

(14)	Consent of Independent Registered Public Accounting Firm, filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney, filed herewith.

ITEM 17.	UNDERTAKINGS.

(1)

Wells Fargo Advantage Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the February 19, 2010.

WELLS FARGO FUNDS TRUST

By:	/s/ C. David Messman
C. David Messman Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the February 19, 2010

SIGNATURES	TITLE

President and/or Principal Executive Officer
Karla M. Rabusch *

Kasey Phillips*	Treasurer
(Principal Financial Officer)

A Majority of the Trustees*
Trustee
Isaiah Harris, Jr.	Trustee
Peter G. Gordon	Trustee
Judith M, Johnson	Trustee
David F. Larcker	Trustee
Timothy J. Penny	Trustee
Donald C. Willeke	Trustee
Olivia S. Mitchell	Trustee

/s/ C. David Messman
*By:
C. David Messman
(Attorney-in-Fact)

WELLS FARGO FUNDS TRUST

N-14 Exhibit Index

Exhibit Number	Description

11	Legal Opinion
14	Consent of Independent Registered Public Accounting Firm
16	Powers of Attorney